UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

MoA Funds Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

Joseph R. Gaffoglio

Chief Executive Officer and Principal Executive Officer

MoA Funds Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

MoA Equity Index Fund - MAEIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Equity Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Equity Index Fund	$13	0.12%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 25.02% before expenses and 24.83% after expenses. The S&P 500® Index, returned 25.02% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index’s return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund performed in line with its benchmark over the 10-year period. The Fund seeks investment results that correspond to the performance of the benchmark.

Total Return Based on $10,000 Investment

MoA Equity Index Fund
S&P 500 Index
$40,000
$34,000
$28,000
$22,000
$16,000
$10,000
$34,254
$33,715
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24

	MoA Equity Index Fund	S&P 500 Index
12/14	$10,000	$10,000
12/15	$10,114	$10,138
12/16	$11,305	$11,351
12/17	$13,746	$13,829
12/18	$13,147	$13,223
12/19	$17,246	$17,386
12/20	$20,383	$20,585
12/21	$26,193	$26,494
12/22	$21,416	$21,696
12/23	$27,009	$27,399
12/24	$33,715	$34,254

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$5,867,961,953
# of Portfolio Holdings	515
Portfolio Turnover Rate	8.64%
Advisory Fees Paid	$4,233,082

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Equity Index Fund	24.83%	14.35%	12.92%
S&P 500 Index	25.02%	14.53%	13.10%

What did the Fund invest in?

The MoA Equity Index Fund seeks investment results that correspond to the performance of the S&P 500® Index.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	98.4%
Short-Term Debt, Cash Investment and Other Net Assets	1.6%

Industry Weightings

(% of Total Net Assets)

Value	Value
Information Technology	32.0%
Financials	13.4%
Consumer Discretionary	11.1%
Health Care	9.9%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
Short-Term Debt, Cash Investment and Other Net Assets	1.6%

Top 10 Holdings

(% of Total Net Assets)

Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Cl A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Cl A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. Cl C	1.8%
Berkshire Hathaway, Inc. Cl B	1.6%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Equity Index Fund - MAEIX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

EQID-I

MoA All America Fund - MAAKX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA All America Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA All America Fund	$55	0.50%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 19.72% before expenses and 19.12% after expenses. The Russell 3000® Index, returned 23.81% over the same period. Small- and mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period. In general, small- and mid-cap stocks have lagged large-cap stocks, as measured by the S&P 500® Index, over the past several years.

Total Return Based on $10,000 Investment

MoA All America Fund
Russell 3000 Index
$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$32,604
$27,375

	MoA All America Fund	Russell 3000 Index
12/14	$10,000	$10,000
12/15	$9,986	$10,048
12/16	$11,121	$11,327
12/17	$13,262	$13,721
12/18	$12,184	$13,002
12/19	$15,615	$17,035
12/20	$18,263	$20,593
12/21	$23,206	$25,877
12/22	$19,099	$20,907
12/23	$22,982	$26,334
12/24	$27,375	$32,604

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$308,643,745
# of Portfolio Holdings	695
Portfolio Turnover Rate	30.64%
Advisory Fees Paid	$1,232,230

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA All America Fund	19.12%	11.88%	10.60%
Russell 3000 Index	23.81%	13.86%	12.55%

What did the Fund invest in?

The MoA All America Fund provides access to a broad spectrum of the U.S. equity market, including small-, mid- and large-capitalization companies. This Fund seeks to outperform the Russell 3000® Index.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	97.8%
Short-Term Debt, Cash Investment and Other Net Assets	2.2%

Industry Weightings

(% of Total Net Assets)

Value	Value
Information Technology	23.6%
Financials	14.7%
Industrials	12.1%
Health Care	11.4%
Consumer Discretionary	10.5%
Communication Services	6.1%
Consumer Staples	4.7%
Energy	4.2%
Real Estate	4.0%
Utilities	3.4%
Materials	3.1%
Short-Term Debt, Cash Investment and Other Net Assets	2.2%

Top 10 Holdings

(% of Total Net Assets)

Apple, Inc.	4.5%
NVIDIA Corp.	3.9%
Microsoft Corp.	3.7%
Amazon.com, Inc.	2.4%
Meta Platforms, Inc. Cl A	1.5%
Tesla, Inc.	1.3%
Alphabet, Inc. Cl A	1.3%
Broadcom, Inc.	1.3%
Alphabet, Inc. Cl C	1.1%
Berkshire Hathaway, Inc. Cl B	1.0%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA All America Fund - MAAKX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

AMER-I

MoA Small Cap Value Fund - MAVKX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Value Fund	$86	0.81%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 12.21% before expenses and 11.29% after expenses. The Russell 2000® Value Index, returned 8.05% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period. In general, small-cap stocks have lagged large-cap stocks, as measured by the S&P 500® Index, over the past several years.

Total Return Based on $10,000 Investment

MoA Small Cap Value Fund
Russell 3000 Index
Russell 2000 Value Index
$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$32,604
$19,934
$17,816

	MoA Small Cap Value Fund	Russell 3000 Index	Russell 2000 Value Index
12/14	$10,000	$10,000	$10,000
12/15	$9,653	$10,048	$9,253
12/16	$11,588	$11,327	$12,190
12/17	$12,569	$13,721	$13,146
12/18	$10,725	$13,002	$11,455
12/19	$12,746	$17,035	$14,020
12/20	$12,245	$20,593	$14,669
12/21	$16,198	$25,877	$18,816
12/22	$14,608	$20,907	$16,091
12/23	$16,009	$26,334	$18,448
12/24	$17,816	$32,604	$19,934

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$397,699,930
# of Portfolio Holdings	89
Portfolio Turnover Rate	47.84%
Advisory Fees Paid	$2,950,486

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Small Cap Value Fund	11.29%	6.93%	5.94%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Value Index	8.05%	7.29%	7.14%

What did the Fund invest in?

The actively managed MoA Small Cap Value Fund, which seeks capital appreciation, invests in smaller companies we believe to be undervalued and have the potential for share price appreciation.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	99.4%
Short-Term Debt, Cash Investment and Other Net Assets	0.6%

Industry Weightings

(% of Total Net Assets)

Value	Value
Financials	27.7%
Industrials	15.0%
Health Care	11.4%
Real Estate	11.3%
Consumer Discretionary	9.7%
Energy	7.3%
Information Technology	5.6%
Materials	5.0%
Utilities	3.9%
Consumer Staples	1.9%
Communication Services	0.6%
Short-Term Debt, Cash Investment and Other Net Assets	0.6%

Top 10 Holdings

(% of Total Net Assets)

Mueller Industries, Inc.	3.1%
Stock Yards Bancorp, Inc.	2.3%
American Healthcare REIT, Inc.	2.2%
First Advantage Corp.	2.0%
Essent Group Ltd.	2.0%
Skyward Specialty Insurance Group, Inc.	2.0%
UMB Financial Corp.	2.0%
Vail Resorts, Inc.	1.9%
Enpro, Inc.	1.8%
Banner Corp.	1.8%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Small Cap Value Fund - MAVKX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

SMVA-I

MoA Small Cap Growth Fund - MAGKX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Growth Fund	$86	0.82%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 10.83% before expenses and 9.92% after expenses. The Russell 2000® Growth Index, returned 15.15% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

How did the Fund perform over the past 10 years?

The Fund performed in line with its benchmark over the 10-year period. In general, small-cap stocks have lagged large-cap stocks, as measured by the S&P 500® Index, over the past several years.

Total Return Based on $10,000 Investment

MoA Small Cap Growth Fund
Russell 3000 Index
Russell 2000 Growth Index
$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$32,604
$21,772
$20,817

	MoA Small Cap Growth Fund	Russell 3000 Index	Russell 2000 Growth Index
12/14	$10,000	$10,000	$10,000
12/15	$9,744	$10,048	$9,862
12/16	$10,537	$11,327	$10,978
12/17	$13,017	$13,721	$13,411
12/18	$11,398	$13,002	$12,163
12/19	$14,425	$17,035	$15,628
12/20	$20,715	$20,593	$21,040
12/21	$22,866	$25,877	$21,636
12/22	$16,379	$20,907	$15,933
12/23	$18,938	$26,334	$18,906
12/24	$20,817	$32,604	$21,772

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$397,691,404
# of Portfolio Holdings	107
Portfolio Turnover Rate	43.85%
Advisory Fees Paid	$3,022,361

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Small Cap Growth Fund	9.92%	7.61%	7.61%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

What did the Fund invest in?

The actively managed MoA Small Cap Growth Fund, which seeks capital appreciation, invests in smaller companies we believe have the potential to outperform their peers while being mindful of risk.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	98.7%
Short-Term Debt, Cash Investment and Other Net Assets	1.3%

Industry Weightings

(% of Total Net Assets)

Value	Value
Health Care	26.2%
Industrials	21.3%
Information Technology	20.3%
Financials	8.8%
Consumer Discretionary	8.5%
Energy	3.9%
Materials	3.1%
Consumer Staples	3.0%
Real Estate	1.6%
Utilities	1.3%
Communication Services	0.7%
Short-Term Debt, Cash Investment and Other Net Assets	1.3%

Top 10 Holdings

(% of Total Net Assets)

ESCO Technologies, Inc.	2.1%
Sterling Infrastructure, Inc.	2.0%
Federal Signal Corp.	2.0%
Northern Oil & Gas, Inc.	1.9%
Workiva, Inc. Cl A	1.8%
Grid Dynamics Hldgs., Inc.	1.8%
Huron Consulting Group, Inc.	1.7%
First Financial Bankshares, Inc.	1.7%
Corcept Therapeutics, Inc.	1.7%
PJT Partners, Inc. Cl A	1.6%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Small Cap Growth Fund - MAGKX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

SMGW-I

MoA Small Cap Equity Index Fund - MASOX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Small Cap Equity Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Equity Index Fund	$14	0.13%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 8.70% before expenses and 8.55% after expenses. The S&P SmallCap® 600 Index, returned 8.70% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

How did the Fund perform since inception?

The Fund performed in line with its benchmark since its inception on July 2, 2018. The Fund seeks investment results that correspond to the performance of the benchmark.

Total Return Based on $10,000 Investment

MoA Small Cap Equity Index Fund
S&P 500 Index
S&P SmallCap 600 Index
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
07/18
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$24,056
$15,196
$15,055

	MoA Small Cap Equity Index Fund	S&P 500 Index	S&P SmallCap 600 Index
07/18	$10,000	$10,000	$10,000
12/18	$8,368	$9,286	$8,286
12/19	$10,190	$12,210	$10,173
12/20	$11,301	$14,456	$11,322
12/21	$14,303	$18,606	$14,358
12/22	$11,970	$15,236	$12,047
12/23	$13,870	$19,241	$13,980
12/24	$15,055	$24,056	$15,196

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$210,033,937
# of Portfolio Holdings	606
Portfolio Turnover Rate	35.80%
Advisory Fees Paid	$0

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
MoA Small Cap Equity Index Fund (Incp: July 2, 2018)	8.55%	8.12%	6.50%
S&P 500 Index	25.02%	14.53%	14.47%
S&P SmallCap 600 Index	8.70%	8.36%	6.65%

What did the Fund invest in?

The MoA Small Cap Equity Index Fund seeks investment results that correspond to the performance of the S&P SmallCap® 600 Index.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock - Indexed	99.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.2%

Industry Weightings

(% of Total Net Assets)

Value	Value
Financials	20.8%
Industrials	17.3%
Consumer Discretionary	14.3%
Information Technology	11.8%
Health Care	10.9%
Real Estate	7.4%
Energy	4.6%
Materials	4.3%
Communication Services	3.4%
Consumer Staples	2.9%
Utilities	2.1%
Short-Term Debt, Cash Investment and Other Net Assets	0.2%

Top 10 Holdings

(% of Total Net Assets)

iShares Core S&P Small-Cap ETF	2.4%
Bath & Body Works, Inc.	0.6%
Glaukos Corp.	0.6%
Alaska Air Group, Inc.	0.6%
ATI, Inc.	0.6%
Robert Half, Inc.	0.5%
VF Corp.	0.5%
SPS Commerce, Inc.	0.5%
SPX Technologies, Inc.	0.5%
Qorvo, Inc.	0.5%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Small Cap Equity Index Fund - MASOX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

SMEQ-I

MoA Mid Cap Value Fund - MAMVX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Mid Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Mid Cap Value Fund	$60	0.57%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 11.53% before expenses and 10.78% after expenses. The Russell Midcap® Value Index, returned 13.07% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of mid-cap stocks.

How did the Fund perform over the past 10 years?

The Fund performed in line with its benchmark over the 10- year period. In general, mid-cap stocks have lagged large-cap stocks, as measured by the S&P 500® Index, over the past several years.

Total Return Based on $10,000 Investment

MoA Mid Cap Value Fund
Russell 1000® Index
Russell Mid Cap Value Index
$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$33,560
$21,798
$20,562

	MoA Mid Cap Value Fund	Russell 1000® Index	Russell Mid Cap Value Index
12/14	$10,000	$10,000	$10,000
12/15	$9,674	$10,092	$9,522
12/16	$11,191	$11,308	$11,426
12/17	$12,869	$13,761	$12,951
12/18	$11,075	$13,102	$11,359
12/19	$14,095	$17,220	$14,433
12/20	$14,459	$20,830	$15,150
12/21	$19,425	$26,340	$19,443
12/22	$17,353	$21,302	$17,104
12/23	$18,560	$26,953	$19,278
12/24	$20,562	$33,560	$21,798

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$213,053,274
# of Portfolio Holdings	72
Portfolio Turnover Rate	38.06%
Advisory Fees Paid	$987,350

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Mid Cap Value Fund	10.78%	7.85%	7.47%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Mid Cap Value Index	13.07%	8.59%	8.10%

What did the Fund invest in?

The actively managed MoA Mid Cap Value Fund seeks capital appreciation, and to a lesser extent, current income. We seek companies that are undervalued with respect to their operating results and potential.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	97.1%
Short-Term Debt, Cash Investment and Other Net Assets	2.9%

Industry Weightings

(% of Total Net Assets)

Value	Value
Industrials	17.9%
Financials	17.2%
Utilities	10.5%
Real Estate	8.5%
Consumer Discretionary	8.0%
Health Care	7.3%
Information Technology	7.3%
Energy	6.8%
Materials	6.7%
Consumer Staples	5.2%
Communication Services	1.7%
Short-Term Debt, Cash Investment and Other Net Assets	2.9%

Top 10 Holdings

(% of Total Net Assets)

Crown Hldgs., Inc.	2.7%
American Financial Group, Inc.	2.6%
Baker Hughes Co. Cl A	2.5%
Ameriprise Financial, Inc.	2.5%
Public Svc. Enterprise Group, Inc.	2.5%
Evergy, Inc.	2.4%
Lamb Weston Hldgs., Inc.	2.2%
Crane Co.	2.1%
Vail Resorts, Inc.	2.0%
Carlisle Cos., Inc.	2.0%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Mid Cap Value Fund - MAMVX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

MIDVA-I

MoA Mid Cap Equity Index Fund - MAMEX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Mid Cap Equity Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Mid Cap Equity Index Fund	$15	0.14%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 13.95% before expenses and 13.77% after expenses. The S&P MidCap® 400 Index, returned 13.93% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund performed in line with its benchmark over the 10-year period. The Fund seeks investment results that correspond to the performance of the benchmark.

Total Return Based on $10,000 Investment

MoA Mid Cap Equity Index Fund
S&P 500 Index
S&P MidCap 400 Index
$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$34,254
$25,196
$24,784

	MoA Mid Cap Equity Index Fund	S&P 500 Index	S&P MidCap 400 Index
12/14	$10,000	$10,000	$10,000
12/15	$9,774	$10,138	$9,782
12/16	$11,788	$11,351	$11,811
12/17	$13,650	$13,829	$13,730
12/18	$12,116	$13,223	$12,208
12/19	$15,307	$17,386	$15,407
12/20	$17,337	$20,585	$17,511
12/21	$21,595	$26,494	$21,847
12/22	$18,738	$21,696	$18,993
12/23	$21,783	$27,399	$22,115
12/24	$24,784	$34,254	$25,196

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,541,792,780
# of Portfolio Holdings	406
Portfolio Turnover Rate	24.85%
Advisory Fees Paid	$1,151,505

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Mid Cap Equity Index Fund	13.77%	10.12%	9.50%
S&P 500 Index	25.02%	14.53%	13.10%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

What did the Fund invest in?

The MoA Mid Cap Equity Index Fund seeks investment results that correspond to the performance of the S&P MidCap® 400 Index.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock - Indexed	98.7%
Short-Term Debt, Cash Investment and Other Net Assets	1.3%

Industry Weightings

(% of Total Net Assets)

Value	Value
Industrials	21.1%
Financials	17.8%
Consumer Discretionary	14.1%
Information Technology	10.5%
Health Care	9.2%
Real Estate	6.8%
Materials	6.3%
Energy	4.5%
Consumer Staples	4.4%
Utilities	2.6%
Communication Services	1.4%
Short-Term Debt, Cash Investment and Other Net Assets	1.3%

Top 10 Holdings

(% of Total Net Assets)

Williams-Sonoma, Inc.	0.8%
Illumina, Inc.	0.7%
Expand Energy Corp.	0.7%
EMCOR Group, Inc.	0.7%
Interactive Brokers Group, Inc. Cl A	0.7%
Pure Storage, Inc. Cl A	0.7%
DocuSign, Inc. Cl A	0.6%
Burlington Stores, Inc.	0.6%
Carlisle Cos., Inc.	0.6%
RB Global, Inc.	0.6%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Mid Cap Equity Index Fund - MAMEX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

MIDIN-I

MoA Balanced Fund - MACHX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Balanced Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Balanced Fund	$59	0.54%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 18.19% before expenses and 17.56% after expenses. The 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, returned 15.13% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund performed in line with its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Balanced Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$40,000
$34,000
$28,000
$22,000
$16,000
$10,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$34,254
$22,110
$11,943
$11,432

	MoA Balanced Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,096	$10,138	$10,055	$10,003
12/16	$10,902	$11,351	$10,321	$10,030
12/17	$12,356	$13,829	$10,687	$10,114
12/18	$11,918	$13,223	$10,688	$10,303
12/19	$14,286	$17,386	$11,620	$10,535
12/20	$15,948	$20,585	$12,492	$10,596
12/21	$18,577	$26,494	$12,299	$10,601
12/22	$16,343	$21,696	$10,699	$10,760
12/23	$18,807	$27,399	$11,291	$11,326
12/24	$22,110	$34,254	$11,432	$11,943

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$198,804,149
# of Portfolio Holdings	414
Portfolio Turnover Rate	36.98%
Advisory Fees Paid	$777,855

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Balanced Fund	17.56%	9.13%	8.26%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

What did the Fund invest in?

The actively managed MoA Balanced Fund provides a ready-made solution for investors looking for a combined portfolio of domestic equities and investment grade fixed income securities that seeks to provide capital appreciation and current income.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	60.7%
Long-Term Debt Securities	34.5%
Short-Term Debt, Cash Investment and Other Net Assets	4.8%

Maturity Weightings

(% of Total Net Assets)

Value	Value
Less than 1 year	5.2%
1-3 years	4.3%
3-5 years	5.6%
5-10 years	8.3%
Equity Securities	60.7%
More than 10 years	15.7%
Cash Investment and Other Net Assets	0.2%

Top 10 Holdings

(% of Total Net Assets)

Apple, Inc.	5.1%
Microsoft Corp.	4.4%
NVIDIA Corp.	4.2%
Broadcom, Inc.	2.1%
JPMorgan Chase & Co.	1.7%
Amazon.com, Inc.	1.4%
Alphabet, Inc. Cl A	1.4%
Visa, Inc. Cl A	1.3%
Walmart, Inc.	1.1%
Booking Hldgs., Inc.	1.1%

Sector Weightings

(% of Total Net Assets)

Information Technology 21.1%
Financials 12.9%
Health Care 7.4%
Communication Services 5.8%
Consumer Staples 3.8%
Utilities 2.1%
Short-Term Debt, Cash Investment and Other Net Assets 4.8%
Short-Term Investments 18.9%
Consumer Discretionary 8.2%
Industrials 6.6%
Energy 4.3%
Real Estate 2.4%
Materials 1.7%

Value	Value
Information Technology	21.1%
Short-Term Investments	18.9%
Financials	12.9%
Consumer Discretionary	8.2%
Health Care	7.4%
Industrials	6.6%
Communication Services	5.8%
Energy	4.3%
Consumer Staples	3.8%
Real Estate	2.4%
Utilities	2.1%
Materials	1.7%
Short-Term Debt, Cash Investment and Other Net Assets	4.8%

Credit Quality AllocationFootnote Reference*

(% of Total Net Assets)

Value	Value
AAA	3.9%
AA+	18.8%
AA	0.1%
A	0.8%
A-	2.5%
BBB+	3.4%
BBB	6.0%
BBB-	2.8%
BB+	0.2%
Equity Securities	60.6%
Cash Investment and Other Net Assets	0.9%
Footnote	Description
Footnote*	Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Balanced Fund - MACHX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

BAL-I

MoA International Fund - MAIFX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA International Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA International Fund	$25	0.24%

How did the Fund perform over the past 12 months?

The International Fund’s performance for the 12 months ended December 31, 2024, was 5.41% before expenses and 5.19% after expenses. The MSCI EAFE Index, returned 3.82% over the same period. In general, international stocks, as measured by the benchmark, lagged in performance relative to the S&P 500® Index, an index of U.S. based companies. A long-term view and potential overall portfolio diversification benefits, which include companies with varying geographic exposure, should be considered when reviewing the performance of international stocks.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10- year period due to stock selection and geographic allocation.

Total Return Based on $10,000 Investment

MoA International Fund
MSCI EAFE Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$17,674
$16,598

	MoA International Fund	MSCI EAFE Index
12/14	$10,000	$10,000
12/15	$10,014	$9,919
12/16	$10,099	$10,018
12/17	$12,565	$12,526
12/18	$10,995	$10,798
12/19	$13,309	$13,176
12/20	$14,323	$14,205
12/21	$15,809	$15,805
12/22	$14,055	$13,521
12/23	$16,803	$15,987
12/24	$17,674	$16,598

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,656,146,342
# of Portfolio Holdings	152
Portfolio Turnover Rate	37.96%
Advisory Fees Paid	$3,085,409

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA International Fund	5.19%	5.84%	5.86%
MSCI EAFE Index	3.82%	4.73%	5.20%

What did the Fund invest in?

The actively managed MoA International Fund, which seeks capital appreciation, scans developed markets outside the U.S. for companies we believe have the potential to help the Fund outperform its benchmark, the MSCI EAFE Index.

Industry Weightings

(% of Total Net Assets)

Value	Value
Financials	24.8%
Industrials	16.6%
Health Care	10.8%
Consumer Discretionary	9.7%
Information Technology	9.4%
Consumer Staples	6.6%
Materials	4.5%
Communication Services	3.9%
Energy	3.8%
Utilities	3.2%
Real Estate	1.7%
Short-Term Debt, Cash Investment and Other Net Assets	5.0%

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	95.0%
Short-Term Debt, Cash Investment and Other Net Assets	5.0%

Country Weightings

(% of Total Net Assets)

Value	Value
Japan	21.0%
United Kingdom	14.9%
France	9.6%
Switzerland	8.5%
Germany	8.4%
United States	8.3%
Australia	5.0%
Italy	4.3%
Spain	4.3%
Netherlands	4.2%
Others	10.7%
Other Net Assets	0.8%

Top 10 Holdings

(% of Total Net Assets)

SAP SE	2.2%
Novartis AG	2.1%
Roche Hldg. AG	1.8%
Hitachi Ltd.	1.5%
Siemens AG	1.5%
Hermes International SCA	1.5%
Shell PLC	1.5%
HSBC Hldgs. PLC	1.4%
Novo Nordisk A/S Cl B	1.4%
RELX PLC	1.4%

Material Fund Change

On March 12, 2024, the shareholders of the Fund approved an amendment to the Fund’s investment advisory agreement that amended the Fund’s management fee from 0.075% to the annual rate of 0.40% of the Fund’s average daily net assets. The change in management fee was effective on May 1, 2024. The Adviser has contractually agreed to waive 0.15% of this fee for the first two years.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA International Fund - MAIFX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

INTL-I

MoA Catholic Values Index Fund - MACCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Catholic Values Index Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Catholic Values Index Fund	$21	0.19%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 23.29% before expenses and 23.02% after expenses. The S&P 500® Catholic Values Index, returned 23.51% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index’s return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund’s performance.

How did the Fund perform since inception?

The Fund underperformed its benchmark since its inception on September 30, 2020. The Fund seeks investment results that correspond to the performance of the benchmark.

Total Return Based on $10,000 Investment

MoA Catholic Values Index Fund
S&P 500 Index
S&P 500 Catholic Values Index
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
09/20
12/20
12/21
12/22
12/23
12/24
$18,662
$18,223
$17,964

	MoA Catholic Values Index Fund	S&P 500 Index	S&P 500 Catholic Values Index
09/20	$10,000	$10,000	$10,000
12/20	$11,212	$11,215	$11,233
12/21	$14,463	$14,434	$14,527
12/22	$11,556	$11,820	$11,639
12/23	$14,603	$14,927	$14,754
12/24	$17,964	$18,662	$18,223

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$7,553,362
# of Portfolio Holdings	440
Portfolio Turnover Rate	25.87%
Advisory Fees Paid	$0

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	Since Inception
MoA Catholic Values Index Fund (Incp: September 30, 2020)	23.02%	14.77%
S&P 500 Index	25.02%	15.81%
S&P 500 Catholic Values Index	23.51%	15.16%

What did the Fund invest in?

The MoA Catholic Values Index Fund seeks investment results that correspond to the performance of the S&P 500® Catholic Values Index.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Common Stock	100.2%
Short-Term Debt, Cash Investment and Other Net Assets	-0.2%

Industry Weightings

(% of Total Net Assets)

Value	Value
Information Technology	32.2%
Financials	14.7%
Consumer Discretionary	11.0%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.5%
Energy	3.2%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
Cash Investment and Other Net Assets	-0.2%

Top 10 Holdings

(% of Total Net Assets)

Apple, Inc.	7.7%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.4%
Tesla, Inc.	3.6%
Meta Platforms, Inc. Cl A	2.6%
Alphabet, Inc. Cl A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Cl C	1.8%
JPMorgan Chase & Co.	1.6%
Global X S&P 500 Catholic Values ETF	1.3%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Catholic Values Index Fund - MACCX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CATH-I

MoA Retirement Income Fund - MARMX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Retirement Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Retirement Income Fund	$55	0.53%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 7.38% before expenses and 7.21% after expenses. The Morningstar Lifetime Allocation Conservative Income Index returned 5.39% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index composition. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Retirement Income Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$10,077	$10,138	$10,055
12/16	$10,648	$11,351	$10,321
12/17	$11,506	$13,829	$10,687
12/18	$11,355	$13,223	$10,688
12/19	$12,694	$17,386	$11,620
12/20	$13,642	$20,585	$12,492
12/21	$14,429	$26,494	$12,299
12/22	$12,824	$21,696	$10,699
12/23	$14,095	$27,399	$11,291
12/24	$15,111	$34,254	$11,432

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$207,924,545
# of Portfolio Holdings	7
Portfolio Turnover Rate	28.84%
Advisory Fees Paid	$102,330

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Retirement Income Fund	7.21%	3.55%	4.21%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

What did the Fund invest in?

The MoA Retirement Income Fund is designed for investors who seek a continued income stream and have already reached and generally are 10 years beyond their retirement goal. The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	63.8%
Domestic Equity Funds	26.4%
US Government Money Market Fund	5.1%
International Equity Fund	4.7%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	34.2%
Intermediate Bond Fund	29.6%
Equity Index Fund	21.6%
US Government Money Market Fund	5.1%
International Fund	4.7%
Mid Cap Equity Index Fund	4.3%
Mid Cap Value Fund	0.5%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Retirement Income Fund - MARMX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CPRT-I

MoA Clear Passage 2015 Fund - MURFX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2015 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2015 Fund	$61	0.59%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 7.80% before expenses and 7.58% after expenses. The Morningstar Lifetime Allocation Conservative 2015 Index returned 5.00% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2015 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,068	$10,138	$10,055	$10,003
12/16	$10,794	$11,351	$10,321	$10,030
12/17	$11,976	$13,829	$10,687	$10,114
12/18	$11,546	$13,223	$10,688	$10,303
12/19	$13,365	$17,386	$11,620	$10,535
12/20	$14,373	$20,585	$12,492	$10,596
12/21	$15,538	$26,494	$12,299	$10,601
12/22	$13,615	$21,696	$10,699	$10,760
12/23	$15,052	$27,399	$11,291	$11,326
12/24	$16,192	$34,254	$11,432	$11,943

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$105,374,721
# of Portfolio Holdings	7
Portfolio Turnover Rate	19.25%
Advisory Fees Paid	$54,487

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2015 Fund	7.58%	3.91%	4.94%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

What did the Fund invest in?

The MoA Clear Passage 2015 Fund™ is designed to continue an individual’s investment horizon beyond the target retirement date. Our allocation approach seeks to achieve current income and capital appreciation aligned with needs of an individual entering the retirement years.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	62.6%
Domestic Equity Funds	27.6%
US Government Money Market Fund	5.0%
International Equity Fund	4.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	34.6%
Intermediate Bond Fund	28.0%
Equity Index Fund	22.6%
US Government Money Market Fund	5.0%
International Fund	4.8%
Mid Cap Equity Index Fund	4.5%
Mid Cap Value Fund	0.5%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2015 Fund - MURFX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2015-I

MoA Clear Passage 2020 Fund - MURGX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2020 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2020 Fund	$50	0.48%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 8.24% before expenses and 8.10% after expenses. The Morningstar Lifetime Allocation Moderate 2020 Index returned 7.43% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2020 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,085	$10,138	$10,055	$10,003
12/16	$10,886	$11,351	$10,321	$10,030
12/17	$12,325	$13,829	$10,687	$10,114
12/18	$11,729	$13,223	$10,688	$10,303
12/19	$13,820	$17,386	$11,620	$10,535
12/20	$15,109	$20,585	$12,492	$10,596
12/21	$16,590	$26,494	$12,299	$10,601
12/22	$14,423	$21,696	$10,699	$10,760
12/23	$16,130	$27,399	$11,291	$11,326
12/24	$17,437	$34,254	$11,432	$11,943

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$459,141,775
# of Portfolio Holdings	10
Portfolio Turnover Rate	17.58%
Advisory Fees Paid	$238,023

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2020 Fund	8.10%	4.76%	5.72%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

What did the Fund invest in?

The MoA Clear Passage 2020 Fund™ is designed to continue an individual’s investment horizon beyond the target retirement date. Our allocation approach seeks to achieve current income and capital appreciation aligned with needs of an individual entering the retirement years.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	56.4%
Domestic Equity Funds	31.9%
International Equity Fund	6.7%
US Government Money Market Fund	5.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	36.3%
Equity Index Fund	24.7%
Intermediate Bond Fund	20.1%
International Fund	6.7%
US Government Money Market Fund	5.0%
Mid Cap Equity Index Fund	4.7%
Small Cap Value Fund	1.1%
Small Cap Equity Index Fund	0.7%
Mid Cap Value Fund	0.7%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2020 Fund - MURGX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2020-I

MoA Clear Passage 2025 Fund - MURHX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2025 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2025 Fund	$46	0.44%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 9.83% before expenses and 9.70% after expenses. The Morningstar Lifetime Allocation Moderate 2025 Index was 7.89% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2025 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$10,024	$10,138	$10,055	$10,003
12/16	$10,961	$11,351	$10,321	$10,030
12/17	$12,571	$13,829	$10,687	$10,114
12/18	$11,889	$13,223	$10,688	$10,303
12/19	$14,216	$17,386	$11,620	$10,535
12/20	$15,730	$20,585	$12,492	$10,596
12/21	$17,612	$26,494	$12,299	$10,601
12/22	$15,224	$21,696	$10,699	$10,760
12/23	$17,294	$27,399	$11,291	$11,326
12/24	$18,972	$34,254	$11,432	$11,943

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,111,402,725
# of Portfolio Holdings	10
Portfolio Turnover Rate	20.69%
Advisory Fees Paid	$561,490

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2025 Fund	9.70%	5.94%	6.61%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

What did the Fund invest in?

The MoA Clear Passage 2025 Fund™ is designed for investors with a specific target date in mind – whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2025.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	48.0%
Domestic Equity Funds	39.0%
International Equity Fund	10.0%
US Government Money Market Fund	3.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	33.0%
Equity Index Fund	30.7%
Intermediate Bond Fund	15.0%
International Fund	10.0%
Mid Cap Equity Index Fund	4.9%
US Government Money Market Fund	3.0%
Small Cap Value Fund	1.7%
Mid Cap Value Fund	0.9%
Small Cap Equity Index Fund	0.8%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2025 Fund - MURHX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2025-I

MoA Clear Passage 2030 Fund - MURIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2030 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2030 Fund	$44	0.42%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 11.29% before expenses and 11.16% after expenses. The Morningstar Lifetime Allocation Moderate 2030 Index was 8.73% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2030 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,972	$10,138	$10,055	$10,003
12/16	$11,053	$11,351	$10,321	$10,030
12/17	$12,761	$13,829	$10,687	$10,114
12/18	$11,991	$13,223	$10,688	$10,303
12/19	$14,553	$17,386	$11,620	$10,535
12/20	$16,273	$20,585	$12,492	$10,596
12/21	$18,761	$26,494	$12,299	$10,601
12/22	$16,108	$21,696	$10,699	$10,760
12/23	$18,565	$27,399	$11,291	$11,326
12/24	$20,638	$34,254	$11,432	$11,943

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,408,740,700
# of Portfolio Holdings	11
Portfolio Turnover Rate	20.62%
Advisory Fees Paid	$682,197

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2030 Fund	11.16%	7.24%	7.51%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

What did the Fund invest in?

The MoA Clear Passage 2030 Fund™ is designed for investors with a specific target date in mind – whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2030.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	47.4%
Bond Funds	37.6%
International Equity Fund	12.0%
US Government Money Market Fund	3.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	35.8%
Core Bond Fund	27.7%
International Fund	12.0%
Intermediate Bond Fund	9.9%
Mid Cap Equity Index Fund	5.8%
US Government Money Market Fund	3.0%
Small Cap Value Fund	1.9%
Mid Cap Value Fund	1.7%
Small Cap Growth Fund	1.2%
Small Cap Equity Index Fund	1.0%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2030 Fund - MURIX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2030-I

MoA Clear Passage 2035 Fund - MURJX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2035 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2035 Fund	$40	0.38%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 13.18% before expenses and 13.05% after expenses. The Morningstar Lifetime Allocation Moderate 2035 Index was 10.06% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2035 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,946	$10,138	$10,055	$10,003
12/16	$11,061	$11,351	$10,321	$10,030
12/17	$12,961	$13,829	$10,687	$10,114
12/18	$11,993	$13,223	$10,688	$10,303
12/19	$14,867	$17,386	$11,620	$10,535
12/20	$16,727	$20,585	$12,492	$10,596
12/21	$19,711	$26,494	$12,299	$10,601
12/22	$16,715	$21,696	$10,699	$10,760
12/23	$19,599	$27,399	$11,291	$11,326
12/24	$22,157	$34,254	$11,432	$11,943

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,399,229,098
# of Portfolio Holdings	11
Portfolio Turnover Rate	19.82%
Advisory Fees Paid	$665,632

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2035 Fund	13.05%	8.31%	8.28%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

What did the Fund invest in?

The MoA Clear Passage 2035 Fund™ is designed for investors with a specific target date in mind – whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2035.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	55.5%
Bond Funds	26.9%
International Equity Fund	14.7%
US Government Money Market Fund	2.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	41.9%
Core Bond Fund	21.9%
International Fund	14.7%
Mid Cap Equity Index Fund	8.1%
Intermediate Bond Fund	5.0%
US Government Money Market Fund	2.9%
Small Cap Value Fund	2.0%
Mid Cap Value Fund	1.4%
Small Cap Growth Fund	1.1%
Small Cap Equity Index Fund	1.0%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2035 Fund - MURJX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2035-I

MoA Clear Passage 2040 Fund - MURLX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2040 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2040 Fund	$39	0.36%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 14.48% before expenses and 14.35% after expenses. The Morningstar Lifetime Allocation Moderate 2040 Index was 11.55% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2040 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,967	$10,138	$10,055	$10,003
12/16	$11,132	$11,351	$10,321	$10,030
12/17	$13,091	$13,829	$10,687	$10,114
12/18	$11,987	$13,223	$10,688	$10,303
12/19	$14,949	$17,386	$11,620	$10,535
12/20	$16,938	$20,585	$12,492	$10,596
12/21	$20,306	$26,494	$12,299	$10,601
12/22	$17,185	$21,696	$10,699	$10,760
12/23	$20,428	$27,399	$11,291	$11,326
12/24	$23,359	$34,254	$11,432	$11,943

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,203,562,143
# of Portfolio Holdings	11
Portfolio Turnover Rate	17.81%
Advisory Fees Paid	$566,439

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2040 Fund	14.35%	9.34%	8.85%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

What did the Fund invest in?

The MoA Clear Passage 2040 Fund™ is designed for investors with a specific target date in mind – whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2040.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	61.4%
International Equity Fund	18.6%
Bond Funds	18.0%
US Government Money Market Fund	2.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	45.1%
International Fund	18.6%
Core Bond Fund	14.0%
Mid Cap Equity Index Fund	10.3%
Intermediate Bond Fund	4.0%
Small Cap Equity Index Fund	2.0%
Small Cap Value Fund	2.0%
US Government Money Market Fund	2.0%
Mid Cap Value Fund	1.0%
Small Cap Growth Fund	1.0%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2040 Fund - MURLX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2040-I

MoA Clear Passage 2045 Fund - MURMX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2045 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2045 Fund	$38	0.35%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 15.03% before expenses and 14.90% after expenses. The Morningstar Lifetime Allocation Moderate 2045 Index was 12.69% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2045 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,969	$10,138	$10,055	$10,003
12/16	$11,150	$11,351	$10,321	$10,030
12/17	$13,098	$13,829	$10,687	$10,114
12/18	$11,944	$13,223	$10,688	$10,303
12/19	$14,904	$17,386	$11,620	$10,535
12/20	$16,912	$20,585	$12,492	$10,596
12/21	$20,391	$26,494	$12,299	$10,601
12/22	$17,213	$21,696	$10,699	$10,760
12/23	$20,593	$27,399	$11,291	$11,326
12/24	$23,662	$34,254	$11,432	$11,943

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,231,626,232
# of Portfolio Holdings	11
Portfolio Turnover Rate	16.21%
Advisory Fees Paid	$583,895

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2045 Fund	14.90%	9.68%	8.99%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

What did the Fund invest in?

The MoA Clear Passage 2045 Fund™ is designed for investors with a specific target date in mind – whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2045.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	64.9%
International Equity Fund	20.1%
Bond Funds	13.0%
US Government Money Market Fund	2.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	47.2%
International Fund	20.1%
Mid Cap Equity Index Fund	10.5%
Core Bond Fund	10.0%
Intermediate Bond Fund	3.0%
Small Cap Growth Fund	2.1%
Small Cap Equity Index Fund	2.1%
US Government Money Market Fund	2.0%
Small Cap Value Fund	2.0%
Mid Cap Value Fund	1.0%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2045 Fund - MURMX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2045-I

MoA Clear Passage 2050 Fund - MURNX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2050 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2050 Fund	$38	0.35%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 15.53% before expenses and 15.39% after expenses. The Morningstar Lifetime Allocation Moderate 2050 Index was 13.18% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2050 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
12/14	$10,000	$10,000	$10,000	$10,000
12/15	$9,941	$10,138	$10,055	$10,003
12/16	$11,098	$11,351	$10,321	$10,030
12/17	$13,117	$13,829	$10,687	$10,114
12/18	$11,929	$13,223	$10,688	$10,303
12/19	$14,935	$17,386	$11,620	$10,535
12/20	$16,910	$20,585	$12,492	$10,596
12/21	$20,431	$26,494	$12,299	$10,601
12/22	$17,232	$21,696	$10,699	$10,760
12/23	$20,667	$27,399	$11,291	$11,326
12/24	$23,849	$34,254	$11,432	$11,943

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$976,609,645
# of Portfolio Holdings	11
Portfolio Turnover Rate	13.94%
Advisory Fees Paid	$457,960

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2050 Fund	15.39%	9.81%	9.08%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	1.79%

What did the Fund invest in?

The MoA Clear Passage 2050 Fund™ is designed for investors with a specific target date in mind – whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2050.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	68.7%
International Equity Fund	20.4%
Bond Funds	8.9%
US Government Money Market Fund	2.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	49.3%
International Fund	20.4%
Mid Cap Equity Index Fund	11.3%
Core Bond Fund	7.0%
Mid Cap Value Fund	2.1%
Small Cap Growth Fund	2.0%
Small Cap Value Fund	2.0%
Small Cap Equity Index Fund	2.0%
US Government Money Market Fund	2.0%
Intermediate Bond Fund	1.9%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2050 Fund - MURNX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2050-I

MoA Clear Passage 2055 Fund - MUROX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2055 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2055 Fund	$40	0.37%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 15.82% before expenses and 15.66% after expenses. The Morningstar Lifetime Allocation Moderate 2055 Index was 13.14% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform since inception?

The Fund outperformed its benchmark since its inception on October 1, 2016, due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2055 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
10/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,400	$10,382	$9,702	$10,008
12/17	$12,300	$12,649	$10,046	$10,092
12/18	$11,158	$12,094	$10,047	$10,280
12/19	$13,894	$15,903	$10,923	$10,512
12/20	$15,845	$18,829	$11,743	$10,573
12/21	$19,190	$24,233	$11,562	$10,578
12/22	$16,164	$19,844	$10,058	$10,737
12/23	$19,394	$25,061	$10,614	$11,301
12/24	$22,432	$31,331	$10,746	$11,917

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$560,993,268
# of Portfolio Holdings	11
Portfolio Turnover Rate	16.37%
Advisory Fees Paid	$255,869

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
MoA Clear Passage 2055 Fund (Incp: October 1, 2016)	15.66%	10.05%	10.29%
S&P 500 Index	25.02%	14.53%	14.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.88%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	2.15%

What did the Fund invest in?

The MoA Clear Passage 2055 Fund™ is designed for investors with a specific target date in mind – whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2055.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	70.4%
International Equity Fund	21.8%
Bond Funds	6.8%
US Government Money Market Fund	1.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	49.4%
International Fund	21.8%
Mid Cap Equity Index Fund	11.9%
Core Bond Fund	6.0%
Small Cap Equity Index Fund	3.0%
Mid Cap Value Fund	2.1%
Small Cap Value Fund	2.0%
Small Cap Growth Fund	2.0%
US Government Money Market Fund	1.0%
Intermediate Bond Fund	0.8%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2055 Fund - MUROX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2055-I

MoA Clear Passage 2060 Fund - MURPX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2060 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2060 Fund	$42	0.39%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 15.91% before expenses and 15.73% after expenses. The Morningstar Lifetime Allocation Moderate 2060 Index was 12.95% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform since inception?

The Fund outperformed its benchmark since its inception on July 2, 2018, due to asset composition and stock selection.

Total Return Based on $10,000 Investment

	MoA Clear Passage 2060 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
07/18	$10,000	$10,000	$10,000	$10,000
12/18	$8,900	$9,286	$10,174	$10,106
12/19	$11,123	$12,210	$11,061	$10,333
12/20	$12,709	$14,456	$11,892	$10,393
12/21	$15,454	$18,606	$11,708	$10,398
12/22	$13,025	$15,236	$10,185	$10,554
12/23	$15,654	$19,241	$10,748	$11,109
12/24	$18,117	$24,056	$10,882	$11,714

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$311,077,724
# of Portfolio Holdings	11
Portfolio Turnover Rate	15.46%
Advisory Fees Paid	$138,705

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
MoA Clear Passage 2060 Fund (Incp: July 2, 2018)	15.73%	10.25%	9.58%
S&P 500 Index	25.02%	14.53%	14.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.31%
FTSE 3-Month Treasury Bill Index	5.45%	2.54%	2.47%

What did the Fund invest in?

The MoA Clear Passage 2060 Fund™ is designed for investors with a specific target date in mind – whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2060.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	71.3%
International Equity Fund	22.9%
Bond Funds	4.9%
US Government Money Market Fund	0.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	48.4%
International Fund	22.9%
Mid Cap Equity Index Fund	12.7%
Core Bond Fund	4.3%
Small Cap Equity Index Fund	3.1%
Small Cap Value Fund	2.9%
Mid Cap Value Fund	2.2%
Small Cap Growth Fund	2.0%
US Government Money Market Fund	0.9%
Intermediate Bond Fund	0.6%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2060 Fund - MURPX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2060-I

MoA Clear Passage 2065 Fund - MURQX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Clear Passage 2065 Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2065 Fund	$29	0.27%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 16.08% before expenses and 16.01% after expenses. The Morningstar Lifetime Allocation Moderate 2065 Index was 12.71% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform since inception?

The Fund outperformed its benchmark since its inception on August 3, 2020, due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2065 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$20,000
$16,000
$12,000
$8,000
$19,105
$16,983
$11,276
$9,142
08/20
12/20
12/21
12/22
12/23
12/24

	MoA Clear Passage 2065 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
08/20	$10,000	$10,000	$10,000	$10,000
12/20	$11,816	$11,481	$9,990	$10,004
12/21	$14,383	$14,777	$9,836	$10,009
12/22	$12,148	$12,101	$8,556	$10,159
12/23	$14,639	$15,282	$9,029	$10,694
12/24	$16,983	$19,105	$9,142	$11,276

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$122,186,691
# of Portfolio Holdings	11
Portfolio Turnover Rate	12.71%
Advisory Fees Paid	$0

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	Since Inception
MoA Clear Passage 2065 Fund (Incp: August 3, 2020)	16.01%	12.76%
S&P 500 Index	25.02%	15.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	-2.01%
FTSE 3-Month Treasury Bill Index	5.45%	2.76%

What did the Fund invest in?

The MoA Clear Passage 2065 Fund™ is designed for investors with a specific target date in mind – whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2065.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	72.5%
International Equity Fund	22.5%
Bond Funds	4.1%
US Government Money Market Fund	0.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	48.4%
International Fund	22.5%
Mid Cap Equity Index Fund	12.1%
Core Bond Fund	3.5%
Small Cap Value Fund	3.1%
Small Cap Equity Index Fund	3.1%
Mid Cap Value Fund	2.9%
Small Cap Growth Fund	2.9%
US Government Money Market Fund	0.9%
Intermediate Bond Fund	0.6%

Material Fund Change

Effective November 1, 2024, the Fund pays a shareholder service fee of 0.10% of average daily net assets to various intermediaries, including Mutual of America Life Insurance Company, the owner of the Advisor.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2065 Fund - MURQX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CP2065-I

MoA Conservative Allocation Fund - MACAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Conservative Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Conservative Allocation Fund	$49	0.47%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 8.21% before expenses and 8.09% after expenses. The Morningstar US Moderately Conservative Target Allocation Index, returned 9.11% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund underperformed slightly compared to its benchmark over the 10-year period.

Total Return Based on $10,000 Investment

	MoA Conservative Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$10,116	$10,138	$10,055
12/16	$10,739	$11,351	$10,321
12/17	$11,720	$13,829	$10,687
12/18	$11,521	$13,223	$10,688
12/19	$13,071	$17,386	$11,620
12/20	$14,298	$20,585	$12,492
12/21	$15,416	$26,494	$12,299
12/22	$13,498	$21,696	$10,699
12/23	$15,013	$27,399	$11,291
12/24	$16,228	$34,254	$11,432

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$152,601,480
# of Portfolio Holdings	6
Portfolio Turnover Rate	22.14%
Advisory Fees Paid	$0

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Conservative Allocation Fund	8.09%	4.42%	4.96%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

What did the Fund invest in?

The MoA Conservative Allocation Fund uses our asset allocation expertise to build a portfolio that seeks to provide income and, to a lesser extent, capital appreciation.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Bond Funds	58.6%
Domestic Equity Funds	32.7%
International Equity Fund	4.9%
US Government Money Market Fund	3.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Core Bond Fund	34.2%
Equity Index Fund	27.4%
Intermediate Bond Fund	24.4%
Mid Cap Equity Index Fund	5.3%
International Fund	4.9%
US Government Money Market Fund	3.8%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Conservative Allocation Fund - MACAX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CONAL-I

MoA Moderate Allocation Fund - MAMOX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Moderate Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Moderate Allocation Fund	$36	0.34%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 11.36% before expenses and 11.27% after expenses. The Morningstar US Moderate Target Allocation Index, returned 12.95% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund performed in line with its benchmark over the 10-year period.

Total Return Based on $10,000 Investment

	MoA Moderate Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$9,990	$10,138	$10,055
12/16	$10,930	$11,351	$10,321
12/17	$12,422	$13,829	$10,687
12/18	$11,881	$13,223	$10,688
12/19	$14,100	$17,386	$11,620
12/20	$15,753	$20,585	$12,492
12/21	$17,989	$26,494	$12,299
12/22	$15,488	$21,696	$10,699
12/23	$17,863	$27,399	$11,291
12/24	$19,877	$34,254	$11,432

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$396,681,650
# of Portfolio Holdings	5
Portfolio Turnover Rate	15.72%
Advisory Fees Paid	$0

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Moderate Allocation Fund	11.27%	7.11%	7.11%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

What did the Fund invest in?

The MoA Moderate Allocation uses our asset allocation expertise to build a portfolio that seeks capital appreciation and current income.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	48.1%
Bond Funds	37.0%
International Equity Fund	14.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	37.4%
Core Bond Fund	23.1%
International Fund	14.9%
Intermediate Bond Fund	13.9%
Mid Cap Equity Index Fund	10.7%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Moderate Allocation Fund - MAMOX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

MODAL-I

MoA Aggressive Allocation Fund - MAANX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Aggressive Allocation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Aggressive Allocation Fund	$37	0.35%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 13.32% before expenses and 13.22% after expenses. The Morningstar US Moderately Aggressive Target Allocation Index, returned 15.15% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

How did the Fund perform over the past 10 years?

The Fund performed in line with its benchmark over the 10-year period.

Total Return Based on $10,000 Investment

	MoA Aggressive Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$9,910	$10,138	$10,055
12/16	$11,007	$11,351	$10,321
12/17	$12,831	$13,829	$10,687
12/18	$11,928	$13,223	$10,688
12/19	$14,670	$17,386	$11,620
12/20	$16,646	$20,585	$12,492
12/21	$19,678	$26,494	$12,299
12/22	$16,679	$21,696	$10,699
12/23	$19,601	$27,399	$11,291
12/24	$22,193	$34,254	$11,432

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$335,124,019
# of Portfolio Holdings	6
Portfolio Turnover Rate	15.97%
Advisory Fees Paid	$0

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Aggressive Allocation Fund	13.22%	8.63%	8.30%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

What did the Fund invest in?

The MoA Aggressive Allocation Fund uses our asset allocation expertise to build a portfolio that seeks capital appreciation, and to a lesser extent, current income.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Domestic Equity Funds	67.9%
International Equity Fund	18.2%
Bond Funds	13.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

(% of Total Net Assets)

Equity Index Fund	37.6%
Mid Cap Equity Index Fund	20.3%
International Fund	18.2%
Core Bond Fund	13.9%
Small Cap Growth Fund	5.1%
Small Cap Value Fund	4.9%

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Aggressive Allocation Fund - MAANX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

AGGAL-I

MoA US Government Money Market Fund - MAAXX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA US Government Money Market Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

This report describes changes to the fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA US Government Money Market Fund	$23	0.22%

Key Fund Statistics

Total Net Assets	$515,882,755
# of Portfolio Holdings	21
Advisory Fees Paid	$793,426

What did the Fund invest in?

The MoA US Government Money Market Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality, and stability of capital.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Short-Term Debt Securities	69.9%
U.S. Government Agency Short-Term Debt	30.5%
Temporary Cash Investment	0.0%
Short-Term Debt, Cash Investment and Other Net Assets	-0.4%

Maturity Weightings

(% of Total Net Assets)

Value	Value
Less than 1 month	51.2%
1-3 months	49.2%
Cash Investment and Other Net Assets	-0.4%

Credit Quality AllocationFootnote Reference*

(% of Total Net Assets)

Value	Value
A-1+	100.4%
Cash Investment and Other Net Assets	-0.4%
Footnote	Description
Footnote*	Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change

After the close of business on August 23, 2024, the MoA Money Market Fund was restructured as a US Government Money Market Fund and renamed as the MoA US Government Money Market Fund.  After the close of business on August 23, 2024, the Fund underwent a stock split so the ending NAV was $1.00.  The exact split ratio was 11.855015:1.  Post the split and commencing on August 26, 2024, the Fund began seeking to preserve a $1.00 per share net asset value, declaring dividends daily and paying dividends monthly.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA US Government Money Market Fund - MAAXX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

MMKT-I

MoA Intermediate Bond Fund - MAMBX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Intermediate Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Intermediate Bond Fund	$48	0.47%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 3.28% before expenses and 2.79% after expenses. The Bloomberg U.S. Intermediate Government/Credit Bond Index, returned 3.00% over the same period. The Federal Reserve cut interest rates three times in 2024 but indicated a slowdown in potential cuts in 2025. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period. The period includes an environment of historically low interest rates and a sharp rise in rates in 2022-2023.

Total Return Based on $10,000 Investment

MoA Intermediate Bond Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Intermediate Government/Credit Bond Index
$14,000
$12,000
$10,000
$8,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$11,847
$11,569
$11,432

	MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
12/14	$10,000	$10,000	$10,000
12/15	$9,983	$10,055	$10,107
12/16	$10,361	$10,321	$10,317
12/17	$10,602	$10,687	$10,538
12/18	$10,629	$10,688	$10,630
12/19	$11,284	$11,620	$11,353
12/20	$11,891	$12,492	$12,084
12/21	$11,650	$12,299	$11,910
12/22	$10,758	$10,699	$10,929
12/23	$11,255	$11,291	$11,502
12/24	$11,569	$11,432	$11,847

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$899,241,186
# of Portfolio Holdings	208
Portfolio Turnover Rate	53.52%
Advisory Fees Paid	$3,678,995

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Intermediate Bond Fund	2.79%	0.50%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

What did the Fund invest in?

The actively managed MoA Intermediate Bond Fund seeks a high level of current income and capital preservation.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Long-Term Corporate Debt	56.7%
Long-Term U.S. Treasury Debt Securities	40.1%
Long-Term U.S. Government Agency Securities	1.9%
Short-Term Debt, Cash Investment and Other Net Assets	1.3%

Maturity Weightings

(% of Total Net Assets)

Value	Value
Less than 1 year	1.7%
1-3 years	32.0%
3-5 years	34.9%
5-10 years	30.4%
Cash Investment and Other Net Assets	1.0%

Credit Quality AllocationFootnote Reference*

(% of Total Net Assets)

Value	Value
AAA	0.2%
AA+	42.1%
AA	0.2%
A	3.8%
A-	8.3%
BBB+	12.2%
BBB	21.1%
BBB-	10.3%
BB+	0.8%
Cash Investment and Other Net Assets	1.0%
Footnote	Description
Footnote*	Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Intermediate Bond Fund - MAMBX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

INBD-I

MoA Core Bond Fund - MABDX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about MoA Core Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Core Bond Fund	$43	0.43%

How did the Fund perform over the past 12 months?

The Fund’s performance for the 12 months ended December 31, 2024, was 1.64% before expenses and 1.17% after expenses. The Bloomberg U.S. Aggregate Bond Index, returned 1.25% over the same period. The Federal Reserve cut interest rates three times in 2024 but indicated a slowdown in potential cuts in 2025. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period. The period includes an environment of historically low interest rates and a sharp rise in rates in 2022-2023.

Total Return Based on $10,000 Investment

MoA Core Bond Fund
Bloomberg U.S. Aggregate Bond Index
$14,000
$12,000
$10,000
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
12/24
$11,432
$11,306

	MoA Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
12/14	$10,000	$10,000
12/15	$10,054	$10,055
12/16	$10,494	$10,321
12/17	$10,881	$10,687
12/18	$10,948	$10,688
12/19	$11,782	$11,620
12/20	$12,507	$12,492
12/21	$12,201	$12,299
12/22	$10,640	$10,699
12/23	$11,175	$11,291
12/24	$11,306	$11,432

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$2,209,073,744
# of Portfolio Holdings	593
Portfolio Turnover Rate	44.53%
Advisory Fees Paid	$8,341,085

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Core Bond Fund	1.17%	-0.82%	1.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

What did the Fund invest in?

The actively managed MoA Core Bond Fund seeks a high level of current income and capital preservation.

Asset Class Weightings

(% of Total Net Assets)

Value	Value
Long-Term Corporate Debt	44.6%
Long-Term U.S. Government Agency Securities	35.7%
Long-Term U.S. Treasury Debt Securities	18.4%
Sovereign Debt	0.1%
Short-Term Debt, Cash Investment and Other Net Assets	1.2%

Maturity Weightings

(% of Total Net Assets)

Value	Value
Less than 1 year	1.5%
1-3 years	10.9%
3-5 years	19.0%
5-10 years	23.3%
More than 10 years	44.4%
Cash Investment and Other Net Assets	0.9%

Credit Quality AllocationFootnote Reference*

(% of Total Net Assets)

Value	Value
AAA	0.3%
AA+	54.0%
AA	0.2%
A	2.1%
A-	7.1%
BBB+	9.7%
BBB	16.7%
BBB-	8.1%
BB+	0.8%
NR	0.1%
Cash Investment and Other Net Assets	0.9%
Footnote	Description
Footnote*	Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change

During the year, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the year, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Core Bond Fund - MABDX

Annual Shareholder Report - December 31, 2024

If you wish to view additional information about the Fund, its prospectus, financial information, and holdings, please visit www.moafunds.com.

CORE-I

ITEM 2.	CODE OF ETHICS.

MoA Funds Corporation (”MoA Funds”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to MoA Funds’ principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

A copy of the Code of Ethics is filed as an exhibit to this Annual Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) MoA Funds’ Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a)

(2) The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and is currently a Partner at QIC (Queensland Investment Corporation), an ESG-themed global infrastructure investment company, and a member of Deloitte’s Finance Advisory Council. She was formerly U.S. Chief Financial Officer at National Grid. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sundstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a)	(3) Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

     2023: $876,262

     2024: $962,820

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h), (i), (j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of Item 7.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN END MANAGEMENT INVESTMENT COMPANIES.

DECEMBER 31, 2024

MoA Funds Annual Financial Statements and Additional Information

Equity Funds

•	MoA Small Cap Value Fund (MAVKX)

•	MoA Mid Cap Value Fund (MAMVX)

•	MoA Small Cap Growth Fund (MAGKX)

•	MoA International Fund (MAIFX)

•	MoA Equity Index Fund (MAEIX)

•	MoA Mid Cap Equity Index Fund (MAMEX)

•	MoA Small Cap Equity Index Fund (MASOX)

•	MoA Catholic Values Index FundTM (MACCX)

•	MoA All America Fund (MAAKX)

Fixed Income Funds

•	MoA Intermediate Bond Fund (MAMBX)

•	MoA Core Bond FundTM (MABDX)

•	MoA US Government Money Market Fund (MAAXX) (formerly MoA Money Market Fund)

Asset Allocation Funds

•	MoA Conservative Allocation Fund (MACAX)

•	MoA Moderate Allocation Fund (MAMOX)

•	MoA Aggressive Allocation Fund (MAANX)

•	MoA Balanced Fund (MACHX)

Target Date Funds

•	MoA Retirement Income Fund (MARMX)

•	MoA Clear Passage 2015 FundTM (MURFX)

•	MoA Clear Passage 2020 FundTM (MURGX)

•	MoA Clear Passage 2025 FundTM (MURHX)

•	MoA Clear Passage 2030 FundTM (MURIX)

•	MoA Clear Passage 2035 FundTM (MURJX)

•	MoA Clear Passage 2040 FundTM (MURLX)

•	MoA Clear Passage 2045 FundTM (MURMX)

•	MoA Clear Passage 2050 FundTM (MURNX)

•	MoA Clear Passage 2055 FundTM (MUROX)

•	MoA Clear Passage 2060 FundTM (MURPX)

•	MoA Clear Passage 2065 FundTM (MURQX)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. MoA Funds distributed by Foreside Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

moafunds.com

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (98.4%):
COMMUNICATION SERVICES (9.2%)
Alphabet, Inc. Cl A	677,574	$128,264,758
Alphabet, Inc. Cl C	551,898	105,103,455
AT&T, Inc.	832,071	18,946,257
Charter Communications, Inc. Cl A*	11,213	3,843,480
Comcast Corp. Cl A	442,644	16,612,429
Electronic Arts, Inc.	27,677	4,049,145
Fox Corp. Cl A	25,646	1,245,883
Fox Corp. Cl B	15,299	699,776
Interpublic Group of Cos., Inc.	43,197	1,210,380
Live Nation Entertainment, Inc.*	18,184	2,354,828
Match Group, Inc.*	29,117	952,417
Meta Platforms, Inc. Cl A	252,800	148,016,928
Netflix, Inc.*	49,569	44,181,841
News Corp. Cl A	43,939	1,210,080
News Corp. Cl B	12,984	395,103
Omnicom Group, Inc.	22,624	1,946,569
Paramount Global Cl B	68,993	721,667
Take-Two Interactive Software, Inc.*	18,941	3,486,659
T-Mobile US, Inc.	56,521	12,475,881
Verizon Communications, Inc.	488,163	19,521,639
Walt Disney Co.	210,003	23,383,834
Warner Bros Discovery, Inc.*	258,874	2,736,298

		541,359,307

CONSUMER DISCRETIONARY (11.1%)
Airbnb, Inc. Cl A*	50,198	6,596,519
Amazon.com, Inc.*	1,085,227	238,087,952
Aptiv PLC*	27,256	1,648,443
AutoZone, Inc.*	1,960	6,275,920
Best Buy Co., Inc.	22,659	1,944,142
Booking Hldgs., Inc.	3,838	19,068,796
BorgWarner, Inc.	25,361	806,226
Caesars Entertainment, Inc.*	24,640	823,469
CarMax, Inc.*	17,966	1,468,900
Carnival Corp.*	120,457	3,001,788
Chipotle Mexican Grill, Inc. Cl A*	158,011	9,528,063
Darden Restaurants, Inc.	13,626	2,543,838
Deckers Outdoor Corp.*	17,617	3,577,837
Domino’s Pizza, Inc.	4,004	1,680,719
DR Horton, Inc.	33,818	4,728,433
eBay, Inc.	55,546	3,441,075
Expedia Group, Inc.*	14,243	2,653,898
Ford Motor Co.	452,656	4,481,294
Garmin Ltd.	17,814	3,674,316
General Motors Co.	127,513	6,792,618
Genuine Parts Co.	16,123	1,882,521
Hasbro, Inc.	15,206	850,167

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hilton Worldwide Hldgs., Inc.	28,270	$6,987,213
Home Depot, Inc.	115,186	44,806,202
Las Vegas Sands Corp.	40,357	2,072,736
Lennar Corp. Cl A	27,693	3,776,494
LKQ Corp.	30,146	1,107,865
Lowe’s Cos., Inc.	65,785	16,235,738
Lululemon Athletica, Inc.*	13,099	5,009,189
Marriott International, Inc. Cl A	26,747	7,460,808
McDonald’s Corp.	83,102	24,090,439
MGM Resorts International*	26,240	909,216
Mohawk Industries, Inc.*	6,075	723,715
NIKE, Inc. Cl B	138,066	10,447,454
Norwegian Cruise Line Hldgs. Ltd.*	50,990	1,311,973
NVR, Inc.*	356	2,911,688
O’Reilly Automotive, Inc.*	6,695	7,938,931
Pool Corp.	4,413	1,504,568
PulteGroup, Inc.	23,782	2,589,860
Ralph Lauren Corp. Cl A	4,664	1,077,291
Ross Stores, Inc.	38,472	5,819,659
Royal Caribbean Cruises Ltd.	28,685	6,617,343
Starbucks Corp.	131,445	11,994,356
Tapestry, Inc.	27,024	1,765,478
Tesla, Inc.*	323,857	130,786,411
TJX Cos., Inc.	130,792	15,800,982
Tractor Supply Co.	61,947	3,286,908
Ulta Beauty, Inc.*	5,464	2,376,458
Wynn Resorts Ltd.	10,728	924,324
Yum! Brands, Inc.	32,362	4,341,686

		650,231,919

CONSUMER STAPLES (5.4%)
Altria Group, Inc.	196,536	10,276,867
Archer-Daniels-Midland Co.	55,447	2,801,182
Brown-Forman Corp. Cl B	21,120	802,138
Bunge Global S.A.	16,192	1,259,090
Church & Dwight Co., Inc.	28,411	2,974,916
Clorox Co.	14,354	2,331,233
Coca-Cola Co.	449,592	27,991,598
Colgate-Palmolive Co.	94,743	8,613,086
Conagra Brands, Inc.	55,346	1,535,851
Constellation Brands, Inc. Cl A	18,104	4,000,984
Costco Wholesale Corp.	51,380	47,077,953
Dollar General Corp.	25,502	1,933,562
Dollar Tree, Inc.*	23,435	1,756,219
Estee Lauder Cos., Inc. Cl A	27,070	2,029,709
General Mills, Inc.	64,378	4,105,385
Hershey Co.	17,133	2,901,473
Hormel Foods Corp.	33,703	1,057,263
J M Smucker Co.	12,339	1,358,771

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Kellanova	31,178	$2,524,483
Kenvue, Inc.	222,332	4,746,788
Keurig Dr Pepper, Inc.	130,558	4,193,523
Kimberly-Clark Corp.	38,672	5,067,579
Kraft Heinz Co.	102,361	3,143,506
Kroger Co.	77,186	4,719,924
Lamb Weston Hldgs., Inc.	16,536	1,105,101
McCormick & Co., Inc.	29,245	2,229,639
Molson Coors Beverage Co. Cl B	20,255	1,161,017
Mondelez International, Inc. Cl A	155,066	9,262,092
Monster Beverage Corp.*	81,199	4,267,819
PepsiCo, Inc.	159,101	24,192,898
Philip Morris International, Inc.	180,304	21,699,586
Procter & Gamble Co.	273,099	45,785,047
Sysco Corp.	56,964	4,355,467
Target Corp.	53,421	7,221,451
The Campbell’s Co.	22,776	953,859
Tyson Foods, Inc. Cl A	33,149	1,904,079
Walgreens Boots Alliance, Inc.	83,219	776,433
Walmart, Inc.	503,357	45,478,305

		319,595,876

ENERGY (3.1%)
APA Corp.	42,900	990,561
Baker Hughes Co. Cl A	114,749	4,707,004
Chevron Corp.	193,809	28,071,296
ConocoPhillips	150,005	14,875,996
Coterra Energy, Inc.	85,420	2,181,627
Devon Energy Corp.	76,176	2,493,240
Diamondback Energy, Inc.	21,670	3,550,196
EOG Resources, Inc.	65,224	7,995,158
EQT Corp.	69,194	3,190,535
Exxon Mobil Corp.	509,670	54,825,202
Halliburton Co.	101,874	2,769,954
Hess Corp.	32,051	4,263,103
Kinder Morgan, Inc.	224,137	6,141,354
Marathon Petroleum Corp.	37,269	5,199,025
Occidental Petroleum Corp.	78,346	3,871,076
ONEOK, Inc.	67,744	6,801,498
Phillips 66	47,892	5,456,336
Schlumberger N.V.	163,758	6,278,482
Targa Resources Corp.	25,287	4,513,729
Texas Pacific Land Corp.	2,185	2,416,523
Valero Energy Corp.	36,712	4,500,524
Williams Cos., Inc.	141,361	7,650,457

		182,742,876

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (13.4%)
Aflac, Inc.	57,979	$5,997,348
Allstate Corp.	30,707	5,920,003
American Express Co.	64,535	19,153,343
American International Group, Inc.	72,334	5,265,915
Ameriprise Financial, Inc.	11,250	5,989,837
Aon PLC Cl A	25,079	9,007,374
Apollo Global Management, Inc.	51,835	8,561,069
Arch Capital Group Ltd.	43,453	4,012,885
Arthur J. Gallagher & Co.	28,968	8,222,567
Assurant, Inc.	5,947	1,268,019
Bank of America Corp.	774,103	34,021,827
Bank of New York Mellon Corp.	84,314	6,477,845
Berkshire Hathaway, Inc. Cl B*	212,555	96,346,930
Blackrock, Inc.	16,883	17,306,932
Blackstone, Inc.	83,726	14,436,037
Brown & Brown, Inc.	27,523	2,807,896
Capital One Financial Corp.	44,240	7,888,877
Cboe Global Markets, Inc.	12,140	2,372,156
Charles Schwab Corp.	173,356	12,830,078
Chubb Ltd.	43,472	12,011,314
Cincinnati Financial Corp.	18,127	2,604,850
Citigroup, Inc.	219,318	15,437,794
Citizens Financial Group, Inc.	51,105	2,236,355
CME Group, Inc. Cl A	41,788	9,704,427
Corpay, Inc.*	8,084	2,735,787
Discover Financial Svcs.	29,115	5,043,591
Erie Indemnity Co. Cl A	2,892	1,192,169
Everest Group Ltd.	4,984	1,806,501
FactSet Research Systems, Inc.	4,405	2,115,633
Fidelity National Information Svcs., Inc.	62,429	5,042,390
Fifth Third Bancorp	77,758	3,287,608
Fiserv, Inc.*	65,974	13,552,379
Franklin Resources, Inc.	35,829	726,970
Global Payments, Inc.	29,512	3,307,115
Globe Life, Inc.	9,735	1,085,647
Goldman Sachs Group, Inc.	36,402	20,844,513
Hartford Financial Svcs. Group, Inc.	33,617	3,677,700
Huntington Bancshares, Inc.	168,473	2,741,056
Intercontinental Exchange, Inc.	66,583	9,921,533
Invesco Ltd.	52,119	911,040

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Jack Henry & Associates, Inc.	8,461	$1,483,213
JPMorgan Chase & Co.	326,476	78,259,562
KeyCorp.	114,949	1,970,226
KKR & Co., Inc.	78,282	11,578,691
Loews Corp.	20,961	1,775,187
M&T Bank Corp.	19,241	3,617,500
MarketAxess Hldgs., Inc.	4,372	988,247
Marsh & McLennan Cos., Inc.	56,952	12,097,174
Mastercard, Inc. Cl A	95,054	50,052,585
MetLife, Inc.	67,448	5,522,642
Moody’s Corp.	18,071	8,554,269
Morgan Stanley	143,852	18,085,073
MSCI, Inc. Cl A	9,088	5,452,891
Nasdaq, Inc.	47,989	3,710,030
Northern Trust Corp.	22,986	2,356,065
PayPal Hldgs., Inc.*	116,258	9,922,620
PNC Financial Svcs. Group, Inc.	46,012	8,873,414
Principal Financial Group, Inc.	24,402	1,888,959
Progressive Corp.	67,933	16,277,426
Prudential Financial, Inc.	41,283	4,893,274
Raymond James Financial, Inc.	21,218	3,295,792
Regions Financial Corp.	105,395	2,478,890
S&P Global, Inc.	36,818	18,336,469
State Street Corp.	33,995	3,336,609
Synchrony Financial	45,150	2,934,750
T. Rowe Price Group, Inc.	25,762	2,913,425
Travelers Cos., Inc.	26,326	6,341,670
Truist Financial Corp.	153,944	6,678,091
U.S. Bancorp	180,907	8,652,782
Visa, Inc. Cl A	200,397	63,333,468
Wells Fargo & Co.	386,099	27,119,594
Willis Towers Watson PLC	11,680	3,658,643
WR Berkley Corp.	34,910	2,042,933

		786,355,474

HEALTH CARE (9.9%)
Abbott Laboratories	201,133	22,750,154
AbbVie, Inc.	204,924	36,414,995
Agilent Technologies, Inc.	33,320	4,476,209
Align Technology, Inc.*	8,138	1,696,854
Amgen, Inc.	62,334	16,246,734
Baxter International, Inc.	59,210	1,726,563
Becton Dickinson & Co.	33,518	7,604,229
Biogen, Inc.*	16,898	2,584,042
Bio-Techne Corp.	18,426	1,327,225
Boston Scientific Corp.*	170,910	15,265,681
Bristol-Myers Squibb Co.	235,194	13,302,573

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Cardinal Health, Inc.	28,064	$3,319,129
Cencora, Inc.	20,337	4,569,317
Centene Corp.*	58,546	3,546,717
Charles River Laboratories International, Inc.*	5,930	1,094,678
Cigna Group	32,256	8,907,172
Cooper Cos., Inc.*	23,095	2,123,123
CVS Health Corp.	145,929	6,550,753
Danaher Corp.	74,544	17,111,575
DaVita, Inc.*	5,230	782,146
Dexcom, Inc.*	45,295	3,522,592
Edwards Lifesciences Corp.*	68,395	5,063,282
Elevance Health, Inc.	26,895	9,921,565
Eli Lilly & Co.	91,371	70,538,412
GE HealthCare Technologies, Inc.	52,981	4,142,054
Gilead Sciences, Inc.	144,521	13,349,405
HCA Healthcare, Inc.	21,149	6,347,872
Henry Schein, Inc.*	14,458	1,000,494
Hologic, Inc.*	26,935	1,941,744
Humana, Inc.	13,963	3,542,553
IDEXX Laboratories, Inc.*	9,496	3,926,026
Incyte Corp.*	18,542	1,280,696
Insulet Corp.*	8,134	2,123,543
Intuitive Surgical, Inc.*	41,304	21,559,036
IQVIA Hldgs., Inc.*	19,995	3,929,217
Johnson & Johnson	279,196	40,377,325
Labcorp Hldgs., Inc.	9,699	2,224,175
McKesson Corp.	14,720	8,389,075
Medtronic PLC	148,719	11,879,674
Merck & Co., Inc.	293,345	29,181,961
Mettler-Toledo International, Inc.*	2,447	2,994,345
Moderna, Inc.*	39,270	1,632,847
Molina Healthcare, Inc.*	6,633	1,930,535
Pfizer, Inc.	657,164	17,434,561
Quest Diagnostics, Inc.	12,943	1,952,581
Regeneron Pharmaceuticals, Inc.*	12,208	8,696,125
ResMed, Inc.	17,023	3,892,990
Revvity, Inc.	14,113	1,575,152
Solventum Corp.*	16,027	1,058,744
STERIS PLC	11,446	2,352,840
Stryker Corp.	39,786	14,324,949
Teleflex, Inc.	5,386	958,600
Thermo Fisher Scientific, Inc.	44,356	23,075,322
UnitedHealth Group, Inc.	106,719	53,984,873
Universal Health Svcs., Inc. Cl B	6,809	1,221,671
Vertex Pharmaceuticals, Inc.*	29,864	12,026,233
Viatris, Inc.	138,413	1,723,242

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Waters Corp.*	6,885	$2,554,197
West Pharmaceutical Svcs., Inc.	8,398	2,750,849
Zimmer Biomet Hldgs., Inc.	23,085	2,438,468
Zoetis, Inc. Cl A	52,319	8,524,335

		582,744,029

INDUSTRIALS (8.0%)
3M Co.	63,149	8,151,904
Allegion PLC	10,081	1,317,385
AMETEK, Inc.	26,823	4,835,114
AO Smith Corp.	13,812	942,117
Automatic Data Processing, Inc.	47,250	13,831,493
Axon Enterprise, Inc.*	8,401	4,992,882
Boeing Co.*	86,691	15,344,307
Broadridge Financial Solutions, Inc.	13,555	3,064,650
Builders FirstSource, Inc.*	13,346	1,907,544
Carrier Global Corp.	96,762	6,604,974
Caterpillar, Inc.	55,987	20,309,844
CH Robinson Worldwide, Inc.	13,707	1,416,207
Cintas Corp.	39,753	7,262,873
Copart, Inc.*	101,662	5,834,382
CSX Corp.	223,626	7,216,411
Cummins, Inc.	15,908	5,545,529
Dayforce, Inc.*	18,287	1,328,368
Deere & Co.	29,507	12,502,116
Delta Air Lines, Inc.	74,346	4,497,933
Dover Corp.	15,909	2,984,528
Eaton Corp. PLC	45,829	15,209,270
Emerson Electric Co.	66,122	8,194,500
Equifax, Inc.	14,374	3,663,214
Expeditors International of Washington, Inc.	16,232	1,798,019
Fastenal Co.	66,434	4,777,269
FedEx Corp.	26,066	7,333,148
Fortive Corp.	40,233	3,017,475
GE Vernova, Inc.	31,966	10,514,576
Generac Hldgs., Inc.*	6,899	1,069,690
General Dynamics Corp.	29,925	7,884,938
General Electric Co.	125,507	20,933,313
Honeywell International, Inc.	75,405	17,033,235
Howmet Aerospace, Inc.	47,111	5,152,530
Hubbell, Inc. Cl B	6,224	2,607,171
Huntington Ingalls Industries, Inc.	4,538	857,546
IDEX Corp.	8,781	1,837,776
Illinois Tool Works, Inc.	31,162	7,901,437
Ingersoll Rand, Inc.	46,735	4,227,648
Jacobs Solutions, Inc.	14,408	1,925,197
JB Hunt Transport Svcs., Inc.	9,237	1,576,386

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Johnson Controls International PLC	77,465	$6,114,312
L-3 Harris Technologies, Inc.	21,995	4,625,109
Leidos Hldgs., Inc.	15,473	2,229,040
Lennox International, Inc.	3,718	2,265,377
Lockheed Martin Corp.	24,464	11,888,036
Masco Corp.	25,019	1,815,629
Nordson Corp.	6,299	1,318,003
Norfolk Southern Corp.	26,236	6,157,589
Northrop Grumman Corp.	15,882	7,453,264
Old Dominion Freight Line, Inc.	21,787	3,843,227
Otis Worldwide Corp.	46,323	4,289,973
PACCAR, Inc.	60,800	6,324,416
Parker-Hannifin Corp.	14,927	9,494,020
Paychex, Inc.	37,144	5,208,332
Paycom Software, Inc.	5,638	1,155,621
Pentair PLC	19,161	1,928,363
Quanta Svcs., Inc.	17,118	5,410,144
Republic Svcs., Inc. Cl A	23,604	4,748,653
Rockwell Automation, Inc.	13,092	3,741,563
Rollins, Inc.	32,574	1,509,805
RTX Corp.	154,349	17,861,266
Snap-on, Inc.	6,089	2,067,094
Southwest Airlines Co.	69,548	2,338,204
Stanley Black & Decker, Inc.	17,877	1,435,344
Textron, Inc.	21,513	1,645,529
Trane Technologies PLC	26,095	9,638,188
TransDigm Group, Inc.	6,521	8,263,933
Uber Technologies, Inc.*	244,185	14,729,239
Union Pacific Corp.	70,304	16,032,124
United Airlines Hldgs., Inc.*	38,138	3,703,200
United Parcel Svc., Inc. Cl B	84,812	10,694,793
United Rentals, Inc.	7,610	5,360,788
Veralto Corp.	28,679	2,920,956
Verisk Analytics, Inc. Cl A	16,375	4,510,166
Waste Management, Inc.	42,355	8,546,815
Westinghouse Air Brake Technologies Corp.	19,933	3,779,098
WW Grainger, Inc.	5,139	5,416,763
Xylem, Inc.	28,173	3,268,632

		471,137,507

INFORMATION TECHNOLOGY (32.0%)
Accenture PLC Cl A	72,460	25,490,703
Adobe, Inc.*	51,047	22,699,580
Advanced Micro Devices, Inc.*	188,186	22,730,987

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Akamai Technologies, Inc.*	17,421	$1,666,319
Amphenol Corp. Cl A	139,807	9,709,596
Analog Devices, Inc.	57,575	12,232,384
ANSYS, Inc.*	10,141	3,420,864
Apple, Inc.	1,752,883	438,956,961
Applied Materials, Inc.	95,601	15,547,591
Arista Networks, Inc.*	119,791	13,240,499
Autodesk, Inc.*	24,932	7,369,151
Broadcom, Inc.	541,616	125,568,253
Cadence Design Systems, Inc.*	31,804	9,555,830
CDW Corp.	15,454	2,689,614
Cisco Systems, Inc.	462,232	27,364,134
Cognizant Technology Solutions Corp. Cl A	57,497	4,421,519
Corning, Inc.	89,360	4,246,387
Crowdstrike Hldgs., Inc. Cl A*	26,987	9,233,872
Dell Technologies, Inc. Cl C	35,620	4,104,849
Enphase Energy, Inc.*	15,667	1,076,010
EPAM Systems, Inc.*	6,578	1,538,068
F5, Inc.*	6,737	1,694,153
Fair Isaac Corp.*	2,823	5,620,395
First Solar, Inc.*	12,415	2,188,020
Fortinet, Inc.*	73,771	6,969,884
Gartner, Inc.*	8,945	4,333,584
Gen Digital, Inc.	62,882	1,721,709
GoDaddy, Inc. Cl A*	16,280	3,213,184
Hewlett Packard Enterprise Co.	150,598	3,215,267
HP, Inc.	111,756	3,646,598
Intel Corp.	500,150	10,028,008
International Business Machines Corp.	107,225	23,571,272
Intuit, Inc.	32,504	20,428,764
Jabil, Inc.	13,086	1,883,075
Juniper Networks, Inc.	38,394	1,437,855
Keysight Technologies, Inc.*	20,125	3,232,679
KLA Corp.	15,511	9,773,791
Lam Research Corp.	149,208	10,777,294
Microchip Technology, Inc.	62,274	3,571,414
Micron Technology, Inc.	128,574	10,820,788
Microsoft Corp.	862,174	363,406,341
Monolithic Power Systems, Inc.	5,657	3,347,247
Motorola Solutions, Inc.	19,380	8,958,017
NetApp, Inc.	23,747	2,756,552
NVIDIA Corp.	2,844,583	381,999,051
NXP Semiconductors N.V.	29,473	6,125,963
ON Semiconductor Corp.*	49,377	3,113,220
Oracle Corp.	186,378	31,058,030

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Palantir Technologies, Inc. Cl A*	237,704	$17,977,554
Palo Alto Networks, Inc.*	75,898	13,810,400
PTC, Inc.*	13,931	2,561,493
QUALCOMM, Inc.	128,835	19,791,633
Roper Technologies, Inc.	12,435	6,464,335
Salesforce, Inc.	110,861	37,064,158
Seagate Technology Hldgs. PLC	24,530	2,117,184
ServiceNow, Inc.*	23,888	25,324,147
Skyworks Solutions, Inc.	18,521	1,642,442
Super Micro Computer, Inc.*	58,398	1,779,971
Synopsys, Inc.*	17,814	8,646,203
TE Connectivity PLC	34,692	4,959,915
Teledyne Technologies, Inc.*	5,404	2,508,159
Teradyne, Inc.	18,886	2,378,125
Texas Instruments, Inc.	105,784	19,835,558
Trimble, Inc.*	28,319	2,001,021
Tyler Technologies, Inc.*	4,963	2,861,864
VeriSign, Inc.*	9,584	1,983,505
Western Digital Corp.*	40,089	2,390,507
Workday, Inc. Cl A*	24,700	6,373,341
Zebra Technologies Corp. Cl A*	5,981	2,309,982

		1,876,536,823

MATERIALS (1.9%)
Air Products & Chemicals, Inc.	25,780	7,477,231
Albemarle Corp.	13,630	1,173,270
Amcor PLC	167,607	1,577,182
Avery Dennison Corp.	9,317	1,743,490
Ball Corp.	34,607	1,907,884
Celanese Corp. Cl A	12,676	877,306
CF Industries Hldgs., Inc.	20,180	1,721,758
Corteva, Inc.	79,701	4,539,769
Dow, Inc.	81,185	3,257,954
DuPont de Nemours, Inc.	48,467	3,695,609
Eastman Chemical Co.	13,442	1,227,523
Ecolab, Inc.	29,224	6,847,768
FMC Corp.	14,476	703,678
Freeport-McMoRan, Inc.	166,631	6,345,309
International Flavors & Fragrances, Inc.	29,650	2,506,908
International Paper Co.	40,287	2,168,246
Linde PLC	55,217	23,117,701
LyondellBasell Industries N.V. Cl A	30,128	2,237,607
Martin Marietta Materials, Inc.	7,087	3,660,436
Mosaic Co.	36,835	905,404
Newmont Corp.	132,019	4,913,747
Nucor Corp.	27,230	3,178,013
Packaging Corp. of America	10,340	2,327,844

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
PPG Industries, Inc.	26,904	$3,213,683
Sherwin-Williams Co.	26,869	9,133,579
Smurfit WestRock PLC	57,303	3,086,340
Steel Dynamics, Inc.	16,419	1,872,915
Vulcan Materials Co.	15,314	3,939,220

		109,357,374

REAL ESTATE (2.1%)
Alexandria Real Estate Equities, Inc.	18,037	1,759,509
American Tower Corp.	54,188	9,938,621
AvalonBay Communities, Inc.	16,473	3,623,566
BXP, Inc.	16,868	1,254,304
Camden Property Trust	12,371	1,435,531
CBRE Group, Inc. Cl A*	34,881	4,579,526
CoStar Group, Inc.*	47,540	3,403,389
Crown Castle, Inc.	50,397	4,574,032
Digital Realty Trust, Inc.	36,159	6,412,075
Equinix, Inc.	11,189	10,549,996
Equity Residential	39,592	2,841,122
Essex Property Trust, Inc.	7,453	2,127,384
Extra Space Storage, Inc.	24,582	3,677,467
Federal Realty Investment Trust	8,867	992,661
Healthpeak Properties, Inc.	81,110	1,644,100
Host Hotels & Resorts, Inc.	81,062	1,420,206
Invitation Homes, Inc.	66,067	2,112,162
Iron Mountain, Inc.	34,031	3,576,998
Kimco Realty Corp.	78,169	1,831,500
Mid-America Apartment Communities, Inc.	13,554	2,095,042
Prologis, Inc.	107,402	11,352,391
Public Storage	18,276	5,472,565
Realty Income Corp.	101,492	5,420,688
Regency Centers Corp.	18,943	1,400,456
SBA Communications Corp. Cl A	12,469	2,541,182
Simon Property Group, Inc.	35,565	6,124,649
UDR, Inc.	34,820	1,511,536
Ventas, Inc.	48,648	2,864,881
VICI Properties, Inc. Cl A	122,246	3,570,806
Welltower, Inc.	68,599	8,645,532
Weyerhaeuser Co.	84,257	2,371,835

		121,125,712

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (2.3%)
AES Corp.	82,453	$1,061,170
Alliant Energy Corp.	29,756	1,759,770
Ameren Corp.	30,954	2,759,240
American Electric Power Co., Inc.	61,758	5,695,940
American Water Works Co., Inc.	22,601	2,813,599
Atmos Energy Corp.	18,001	2,506,999
CenterPoint Energy, Inc.	75,576	2,398,027
CMS Energy Corp.	34,648	2,309,289
Consolidated Edison, Inc.	40,171	3,584,458
Constellation Energy Corp.	36,270	8,113,962
Dominion Energy, Inc.	97,410	5,246,503
DTE Energy Co.	24,016	2,899,932
Duke Energy Corp.	89,580	9,651,349
Edison International	44,895	3,584,417
Entergy Corp.	49,727	3,770,301
Evergy, Inc.	26,664	1,641,169
Eversource Energy	42,489	2,440,143
Exelon Corp.	116,524	4,385,963
FirstEnergy Corp.	59,480	2,366,114
NextEra Energy, Inc.	238,468	17,095,771
NiSource, Inc.	54,129	1,989,782
NRG Energy, Inc.	23,490	2,119,268
PG&E Corp.	253,520	5,116,034
Pinnacle West Capital Corp.	13,185	1,117,692
PPL Corp.	85,578	2,777,862
Public Svc. Enterprise Group, Inc.	57,776	4,881,494
Sempra	73,451	6,443,122
Southern Co.	127,059	10,459,497
Vistra Corp.	39,454	5,439,523
WEC Energy Group, Inc.	36,685	3,449,857
Xcel Energy, Inc.	66,591	4,496,224

		134,374,471

TOTAL COMMON STOCKS
(Cost: $2,695,196,797)		5,775,561,368

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (2.0%):
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill	A-1+	4.22	03/04/25	$8,500,000	$8,440,078
U.S. Treasury Bill	A-1+	4.27	02/20/25	10,800,000	10,736,537
U.S. Treasury Bill	A-1+	4.28	02/11/25	12,000,000	11,941,873
U.S. Treasury Bill	A-1+	4.29	02/04/25	6,800,000	6,772,642
U.S. Treasury Bill	A-1+	4.31	01/21/25	21,700,000	21,648,270
U.S. Treasury Bill	A-1+	4.39	01/28/25	10,000,000	9,967,318
U.S. Treasury Bill (1)	A-1+	4.41	04/01/25	7,000,000	6,928,038
U.S. Treasury Bill	A-1+	4.45	01/30/25	10,500,000	10,462,740
U.S. Treasury Bill	A-1+	4.48	01/09/25	4,000,000	3,996,044
U.S. Treasury Bill	A-1+	4.56	01/16/25	17,500,000	17,467,115

					108,360,655

U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	4.21	01/07/25	8,500,000	8,494,036

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $116,849,369)					116,854,691

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit		3.58	01/02/25	$925,685	$925,685

TOTAL TEMPORARY CASH INVESTMENT (Cost: $925,685)					925,685

TOTAL INVESTMENTS (Cost: $2,812,971,851) 100.4%					5,893,341,744

OTHER NET ASSETS -0.4%					(25,379,791)

NET ASSETS 100.0%					$5,867,961,953

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FHLB = Federal Home Loan Bank

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of December 31, 2024, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
E-mini S&P 500 Stock Index	296	P	March 2025	$87,849,100	$(2,199,192)	1.5%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (97.8%):
COMMUNICATION SERVICES (6.1%)
Alphabet, Inc. Cl A	21,408	$4,052,534
Alphabet, Inc. Cl C	17,437	3,320,702
AT&T, Inc.	26,289	598,601
Charter Communications, Inc. Cl A*	354	121,341
Comcast Corp. Cl A	13,985	524,857
Electronic Arts, Inc.	874	127,866
Fox Corp. Cl A	8,287	402,582
Fox Corp. Cl B	483	22,092
IMAX Corp.*	8,432	215,859
Interpublic Group of Cos., Inc.	1,365	38,247
Live Nation Entertainment, Inc.*	575	74,463
Match Group, Inc.*	920	30,093
Meta Platforms, Inc. Cl A	7,987	4,676,468
Netflix, Inc.*	1,566	1,395,807
News Corp. Cl A	1,388	38,226
News Corp. Cl B	410	12,476
Omnicom Group, Inc.	715	61,519
Paramount Global Cl B	2,180	22,803
Take-Two Interactive Software, Inc.*	5,821	1,071,530
Telephone & Data Systems, Inc.	4,942	168,572
T-Mobile US, Inc.	1,786	394,224
Verizon Communications, Inc.	15,423	616,766
Walt Disney Co.	6,635	738,807
Warner Bros Discovery, Inc.*	8,179	86,452

		18,812,887

CONSUMER DISCRETIONARY (10.5%)
Airbnb, Inc. Cl A*	1,586	208,416
Amazon.com, Inc.*	34,288	7,522,444
Aptiv PLC*	861	52,073
AutoZone, Inc.*	187	598,774
Best Buy Co., Inc.	716	61,433
Booking Hldgs., Inc.	121	601,179
BorgWarner, Inc.	801	25,464
Caesars Entertainment, Inc.*	778	26,001
CarMax, Inc.*	568	46,440
Carnival Corp.*	3,806	94,845
Champion Homes, Inc.*	5,823	513,006
Chipotle Mexican Grill, Inc. Cl A*	4,992	301,018
Darden Restaurants, Inc.	2,641	493,048
Deckers Outdoor Corp.*	557	113,121
Domino's Pizza, Inc.	127	53,310
DR Horton, Inc.	1,068	149,328
eBay, Inc.	1,755	108,722
Expedia Group, Inc.*	450	83,848
First Watch Restaurant Group, Inc.*	26,798	498,711
Five Below, Inc.*	3,867	405,880
Ford Motor Co.	14,302	141,590
Fox Factory Hldg. Corp.*	6,693	202,597

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Garmin Ltd.	563	$116,124
General Motors Co.	4,029	214,625
Genuine Parts Co.	509	59,431
Golden Entertainment, Inc.	17,187	543,109
Hasbro, Inc.	480	26,837
Hilton Worldwide Hldgs., Inc.	893	220,714
Home Depot, Inc.	3,639	1,415,535
Las Vegas Sands Corp.	1,275	65,484
Lennar Corp. Cl A	875	119,324
LKQ Corp.	952	34,986
Lowe's Cos., Inc.	2,078	512,850
Lululemon Athletica, Inc.*	414	158,318
Marriott International, Inc. Cl A	845	235,704
McDonald's Corp.	2,626	761,251
MGM Resorts International*	829	28,725
Mohawk Industries, Inc.*	192	22,873
Murphy USA, Inc.	1,621	813,337
NIKE, Inc. Cl B	4,362	330,073
Norwegian Cruise Line Hldgs. Ltd.*	1,611	41,451
NVR, Inc.*	75	613,417
Ollie's Bargain Outlet Hldgs., Inc.*	9,362	1,027,292
OneSpaWorld Hldgs. Ltd.	31,873	634,273
O'Reilly Automotive, Inc.*	212	251,390
Pool Corp.	139	47,391
PulteGroup, Inc.	751	81,784
Ralph Lauren Corp. Cl A	147	33,954
Ross Stores, Inc.	1,216	183,944
Royal Caribbean Cruises Ltd.	906	209,005
Starbucks Corp.	4,153	378,961
Tapestry, Inc.	854	55,792
Taylor Morrison Home Corp. Cl A*	17,929	1,097,434
Tesla, Inc.*	10,232	4,132,091
TJX Cos., Inc.	4,132	499,187
Tractor Supply Co.	18,564	985,006
Ulta Beauty, Inc.*	173	75,243
Vail Resorts, Inc.	11,709	2,194,852
Wyndham Hotels & Resorts, Inc.	16,250	1,637,837
Wynn Resorts Ltd.	339	29,208
Xponential Fitness, Inc. Cl A*	9,300	125,085
Yum! Brands, Inc.	1,022	137,112

		32,452,257

CONSUMER STAPLES (4.7%)
Altria Group, Inc.	6,210	324,721
Archer-Daniels-Midland Co.	1,752	88,511
Brown-Forman Corp. Cl B	667	25,333
Bunge Global S.A.	512	39,813
Church & Dwight Co., Inc.	898	94,030
Clorox Co.	454	73,734
Coca-Cola Co.	14,205	884,403
Coca-Cola Consolidated, Inc.	193	243,178
Colgate-Palmolive Co.	2,993	272,094

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Conagra Brands, Inc.	1,749	$48,535
Constellation Brands, Inc. Cl A	572	126,412
Costco Wholesale Corp.	1,623	1,487,106
Crimson Wine Group Ltd.*	37,737	239,630
Dollar General Corp.	806	61,111
Dollar Tree, Inc.*	740	55,456
Estee Lauder Cos., Inc. Cl A	855	64,108
Freshpet, Inc.*	6,048	895,769
General Mills, Inc.	2,034	129,708
Hershey Co.	541	91,618
Hormel Foods Corp.	1,065	33,409
J M Smucker Co.	390	42,947
Kellanova	985	79,755
Kenvue, Inc.	17,038	363,761
Keurig Dr Pepper, Inc.	4,125	132,495
Kimberly-Clark Corp.	1,222	160,131
Kraft Heinz Co.	3,234	99,316
Kroger Co.	2,439	149,145
Lamb Weston Hldgs., Inc.	18,310	1,223,657
McCormick & Co., Inc.	924	70,446
Molson Coors Beverage Co. Cl B	640	36,685
Mondelez International, Inc. Cl A	4,899	292,617
Monster Beverage Corp.*	2,565	134,816
Nomad Foods Ltd.	13,660	229,215
PepsiCo, Inc.	5,027	764,406
Performance Food Group Co.*	12,716	1,075,138
Philip Morris International, Inc.	5,697	685,634
Procter & Gamble Co.	8,629	1,446,652
Simply Good Foods Co.*	7,707	300,419
Sysco Corp.	1,800	137,628
Target Corp.	1,688	228,184
The Campbell's Co.	720	30,154
Tyson Foods, Inc. Cl A	1,047	60,140
Walgreens Boots Alliance, Inc.	2,629	24,528
Walmart, Inc.	15,904	1,436,926

		14,483,474

ENERGY (4.2%)
APA Corp.	1,355	31,287
Baker Hughes Co. Cl A	26,306	1,079,072
Cheniere Energy, Inc.	3,320	713,368
Chevron Corp.	6,123	886,855
ConocoPhillips	4,739	469,967
Coterra Energy, Inc.	2,699	68,932
Devon Energy Corp.	11,742	384,316
Diamondback Energy, Inc.	685	112,224
EOG Resources, Inc.	2,061	252,637
EQT Corp.	2,186	100,796
Expand Energy Corp.	9,190	914,864
Exxon Mobil Corp.	16,103	1,732,200
Halliburton Co.	3,219	87,525

	Shares	Value
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Hess Corp.	1,013	$134,739
Kinder Morgan, Inc.	7,082	194,047
Liberty Energy, Inc. Cl A	29,873	594,174
Marathon Petroleum Corp.	1,178	164,331
MPLX LP	4,575	218,959
Murphy Oil Corp.	10,784	326,324
Noble Corp. PLC	6,498	204,037
Northern Oil & Gas, Inc.	29,274	1,087,822
Occidental Petroleum Corp.	2,475	122,290
ONEOK, Inc.	2,140	214,856
Ovintiv, Inc.	10,887	440,924
Permian Resources Corp. Cl A	28,102	404,107
Phillips 66	1,513	172,376
Schlumberger N.V.	5,174	198,371
Targa Resources Corp.	799	142,622
Texas Pacific Land Corp.	70	77,417
Valaris Ltd.*	3,405	150,637
Valero Energy Corp.	1,160	142,204
Williams Cos., Inc.	21,432	1,159,900

		12,984,180

FINANCIALS (14.7%)
Aflac, Inc.	1,832	189,502
Allstate Corp.	970	187,006
American Express Co.	2,039	605,155
American Financial Group, Inc.	6,833	935,643
American International Group, Inc.	2,285	166,348
Ameriprise Financial, Inc.	2,947	1,569,071
Aon PLC Cl A	792	284,455
Apollo Global Management, Inc.	1,638	270,532
Arch Capital Group Ltd.	9,583	884,990
Arthur J. Gallagher & Co.	915	259,723
Assurant, Inc.	188	40,085
Bank of America Corp.	24,458	1,074,929
Bank of New York Mellon Corp.	2,664	204,675
Banner Corp.	8,290	553,523
Berkshire Hathaway, Inc. Cl B*	6,716	3,044,229
Blackrock, Inc.	533	546,384
Blackstone, Inc.	2,645	456,051
Brown & Brown, Inc.	7,621	777,494
Capital One Financial Corp.	1,398	249,291
Cboe Global Markets, Inc.	384	75,034
Charles Schwab Corp.	5,477	405,353
Chubb Ltd.	1,374	379,636
Cincinnati Financial Corp.	573	82,340
Citigroup, Inc.	6,929	487,732
Citizens Financial Group, Inc.	1,615	70,672
CME Group, Inc. Cl A	1,320	306,544
Corpay, Inc.*	255	86,297
Discover Financial Svcs.	920	159,372
East West Bancorp, Inc.	4,050	387,828

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Enterprise Financial Svcs. Corp.	9,643	$543,865
Erie Indemnity Co. Cl A	91	37,513
Essent Group Ltd.	11,067	602,487
Everest Group Ltd.	157	56,906
FactSet Research Systems, Inc.	139	66,759
Fidelity National Information Svcs., Inc.	1,972	159,278
Fifth Third Bancorp	19,019	804,123
First Financial Bankshares, Inc.	25,659	925,007
Fiserv, Inc.*	2,084	428,095
Franklin Resources, Inc.	1,132	22,968
German American Bancorp, Inc.	13,233	532,231
Global Payments, Inc.	932	104,440
Globe Life, Inc.	308	34,348
Goldman Sachs Group, Inc.	1,150	658,513
Hancock Whitney Corp.	9,687	530,073
Hartford Financial Svcs. Group, Inc.	8,891	972,675
Home BancShares, Inc.	14,891	421,415
Houlihan Lokey, Inc. Cl A	2,093	363,470
Huntington Bancshares, Inc.	5,323	86,605
Intercontinental Exchange, Inc.	2,104	313,517
Invesco Ltd.	1,647	28,790
iShares Micro-Cap ETF	2,496	325,429
Jack Henry & Associates, Inc.	267	46,805
Janus Henderson Group PLC	18,211	774,514
JPMorgan Chase & Co.	10,315	2,472,609
KeyCorp.	3,632	62,253
KKR & Co., Inc.	2,473	365,781
Loews Corp.	662	56,065
M&T Bank Corp.	4,478	841,909
MarketAxess Hldgs., Inc.	138	31,194
Marsh & McLennan Cos., Inc.	1,799	382,126
Mastercard, Inc. Cl A	3,003	1,581,290
MetLife, Inc.	2,131	174,486
Moelis & Co. Cl A	3,408	251,783
Moody's Corp.	571	270,294
Morgan Stanley	4,545	571,397
MSCI, Inc. Cl A	287	172,203
Nasdaq, Inc.	1,516	117,202
Northern Trust Corp.	726	74,415
PayPal Hldgs., Inc.*	3,673	313,491
PJT Partners, Inc. Cl A	3,122	492,683
PNC Financial Svcs. Group, Inc.	1,454	280,404
Primerica, Inc.	3,951	1,072,380
Principal Financial Group, Inc.	771	59,683
Progressive Corp.	2,146	514,203
Prudential Financial, Inc.	1,304	154,563

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Raymond James Financial, Inc.	5,548	$861,771
Regions Financial Corp.	3,330	78,322
Reinsurance Group of America, Inc. Cl A	1,751	374,066
S&P Global, Inc.	1,163	579,209
Selective Insurance Group, Inc.	8,571	801,560
ServisFirst Bancshares, Inc.	9,974	845,197
Shift4 Payments, Inc. Cl A*	6,481	672,598
Skyward Specialty Insurance Group, Inc.*	11,844	598,596
Starwood Property Trust, Inc.	15,990	303,011
State Street Corp.	1,074	105,413
Stifel Financial Corp.	2,632	279,203
Stock Yards Bancorp, Inc.	9,312	666,832
Synchrony Financial	1,426	92,690
T. Rowe Price Group, Inc.	814	92,055
Travelers Cos., Inc.	832	200,420
TriCo Bancshares	8,980	392,426
Truist Financial Corp.	4,864	211,000
U.S. Bancorp	5,716	273,396
UMB Financial Corp.	5,292	597,255
Visa, Inc. Cl A	6,332	2,001,165
W.R. Berkley Corp.	1,103	64,548
Wells Fargo & Co.	12,199	856,858
Willis Towers Watson PLC	369	115,586
Wintrust Financial Corp.	4,258	531,015

		45,486,326

HEALTH CARE (11.4%)
Abbott Laboratories	6,355	718,814
AbbVie, Inc.	6,475	1,150,608
Addus HomeCare Corp.*	3,871	485,230
Agilent Technologies, Inc.	4,105	551,466
Align Technology, Inc.*	257	53,587
Alnylam Pharmaceuticals, Inc.*	1,098	258,370
Amgen, Inc.	1,969	513,200
Amicus Therapeutics, Inc.*	17,386	163,776
AMN Healthcare Svcs., Inc.*	2,951	70,588
Amphastar Pharmaceuticals, Inc.*	6,064	225,156
Annexon, Inc.*	71,918	368,939
Avidity Biosciences, Inc.*	11,343	329,854
Axsome Therapeutics, Inc.*	2,772	234,539
Baxter International, Inc.	1,871	54,558
Becton Dickinson & Co.	1,059	240,255
Biogen, Inc.*	534	81,659
BioLife Solutions, Inc.*	35,827	930,069
Bio-Techne Corp.	2,751	198,155
Blueprint Medicines Corp.*	2,254	196,594
Boston Scientific Corp.*	5,400	482,328
Bristol-Myers Squibb Co.	7,431	420,297
Cardinal Health, Inc.	887	104,906
Cencora, Inc.	643	144,469
Centene Corp.*	5,005	303,203

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Charles River Laboratories International, Inc.*	187	$34,520
Cigna Group	1,019	281,387
Cooper Cos., Inc.*	730	67,109
Corcept Therapeutics, Inc.*	14,435	727,380
CVS Health Corp.	4,611	206,988
Danaher Corp.	2,355	540,590
DaVita, Inc.*	165	24,676
Dexcom, Inc.*	5,186	403,315
Dyne Therapeutics, Inc.*	3,392	79,916
Edwards Lifesciences Corp.*	2,161	159,979
Elevance Health, Inc.	850	313,565
Eli Lilly & Co.	2,887	2,228,764
Encompass Health Corp.	5,859	541,079
Envista Hldgs. Corp.*	9,218	177,815
Fortrea Hldgs., Inc.*	27,352	510,115
GE HealthCare Technologies, Inc.	1,674	130,873
Gilead Sciences, Inc.	4,566	421,761
Halozyme Therapeutics, Inc.*	6,300	301,203
HCA Healthcare, Inc.	668	200,500
HealthEquity, Inc.*	7,226	693,335
Henry Schein, Inc.*	457	31,624
Hologic, Inc.*	851	61,349
Humana, Inc.	1,108	281,111
IDEXX Laboratories, Inc.*	917	379,124
Incyte Corp.*	586	40,475
Insmed, Inc.*	5,408	373,368
Insulet Corp.*	918	239,662
Intra-Cellular Therapies, Inc.*	3,075	256,824
Intuitive Surgical, Inc.*	1,305	681,158
IQVIA Hldgs., Inc.*	2,970	583,635
iRhythm Technologies, Inc.*	1,452	130,927
Johnson & Johnson	8,821	1,275,693
Krystal Biotech, Inc.*	2,260	354,052
Labcorp Hldgs., Inc.	306	70,172
Lantheus Hldgs., Inc.*	2,885	258,092
LeMaitre Vascular, Inc.	2,121	195,429
Madrigal Pharmaceuticals, Inc.*	796	245,622
McKesson Corp.	465	265,008
Medtronic PLC	4,699	375,356
Merck & Co., Inc.	9,268	921,981
Mettler-Toledo International, Inc.*	77	94,223
Moderna, Inc.*	1,241	51,601
Molina Healthcare, Inc.*	210	61,121
Neogen Corp.*	36,637	444,773
Omnicell, Inc.*	7,686	342,181
Option Care Health, Inc.*	5,128	118,970
Orthofix Medical, Inc.*	11,433	199,620
OrthoPediatrics Corp.*	12,138	281,359
Penumbra, Inc.*	510	121,115
Pfizer, Inc.	20,763	550,842
Quest Diagnostics, Inc.	409	61,702

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Regeneron Pharmaceuticals, Inc.*	386	$274,959
Repligen Corp.*	2,140	308,032
ResMed, Inc.	538	123,035
Revvity, Inc.	446	49,778
Roivant Sciences Ltd.*	9,210	108,954
Simulations Plus, Inc.	5,783	161,288
Solventum Corp.*	506	33,426
SpringWorks Therapeutics, Inc.*	8,001	289,076
STERIS PLC	362	74,413
Stevanato Group SpA	44,180	962,682
Stryker Corp.	1,257	452,583
Supernus Pharmaceuticals, Inc.*	13,348	482,664
Tarsus Pharmaceuticals, Inc.*	8,923	494,067
Teleflex, Inc.	4,598	818,352
Tenet Healthcare Corp.*	2,110	266,345
Thermo Fisher Scientific, Inc.	1,401	728,842
Ultragenyx Pharmaceutical, Inc.*	3,296	138,663
UnitedHealth Group, Inc.	3,372	1,705,760
Universal Health Svcs., Inc. Cl B	215	38,575
Vaxcyte, Inc.*	1,790	146,529
Veeva Systems, Inc. Cl A*	1,958	411,670
Vericel Corp.*	9,906	543,938
Vertex Pharmaceuticals, Inc.*	944	380,149
Viatris, Inc.	4,373	54,444
Waters Corp.*	218	80,874
West Pharmaceutical Svcs., Inc.	265	86,803
Zimmer Biomet Hldgs., Inc.	729	77,004
Zoetis, Inc. Cl A	1,653	269,323

		35,235,887

INDUSTRIALS (12.1%)
3M Co.	1,995	257,535
Allegion PLC	318	41,556
AMETEK, Inc.	6,069	1,093,998
AO Smith Corp.	436	29,740
Applied Industrial Technologies, Inc.	4,520	1,082,404
ArcBest Corp.	4,051	378,039
Arcosa, Inc.	4,485	433,879
Atkore, Inc.	2,598	216,803
Automatic Data Processing, Inc.	1,493	437,046
Axon Enterprise, Inc.*	1,383	821,945
Boeing Co.*	2,739	484,803
Broadridge Financial Solutions, Inc.	428	96,767
Builders FirstSource, Inc.*	4,978	711,506
Carlisle Cos., Inc.	2,329	859,028
Carrier Global Corp.	3,057	208,671

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Casella Waste Systems, Inc. Cl A*	2,922	$309,177
Caterpillar, Inc.	1,769	641,722
CH Robinson Worldwide, Inc.	433	44,738
Chart Industries, Inc.*	2,251	429,581
Cintas Corp.	1,256	229,471
Clean Harbors, Inc.*	4,144	953,700
Copart, Inc.*	3,212	184,337
Crane Co.	3,011	456,919
CSX Corp.	7,065	227,988
Cummins, Inc.	503	175,346
Dayforce, Inc.*	578	41,986
Deere & Co.	932	394,888
Delta Air Lines, Inc.	2,349	142,114
Dover Corp.	5,693	1,068,007
Eaton Corp. PLC	1,448	480,548
EMCOR Group, Inc.	1,310	594,609
Emerson Electric Co.	2,089	258,890
Enpro, Inc.	3,180	548,391
Equifax, Inc.	454	115,702
ESCO Technologies, Inc.	7,925	1,055,689
ExlService Hldgs., Inc.*	8,690	385,662
Expeditors International of Washington, Inc.	513	56,825
Fastenal Co.	2,099	150,939
Federal Signal Corp.	6,321	583,997
FedEx Corp.	824	231,816
First Advantage Corp.*	94,295	1,766,145
Fortive Corp.	1,271	95,325
GE Vernova, Inc.	1,010	332,219
Generac Hldgs., Inc.*	2,168	336,148
General Dynamics Corp.	945	248,998
General Electric Co.	3,965	661,322
Graco, Inc.	7,119	600,061
HEICO Corp. Cl A	1,978	368,066
Honeywell International, Inc.	2,382	538,070
Howmet Aerospace, Inc.	1,488	162,743
Hubbell, Inc. Cl B	197	82,521
Huntington Ingalls Industries, Inc.	143	27,023
Huron Consulting Group, Inc.*	4,068	505,490
IDEX Corp.	277	57,973
Illinois Tool Works, Inc.	985	249,757
Ingersoll Rand, Inc.	1,477	133,609
Jacobs Solutions, Inc.	455	60,797
Janus International Group, Inc.*	47,499	349,118
JB Hunt Transport Svcs., Inc.	292	49,833
Johnson Controls International PLC	2,448	193,221
KBR, Inc.	6,726	389,637
Korn Ferry	2,852	192,367
L-3 Harris Technologies, Inc.	695	146,145
Leidos Hldgs., Inc.	489	70,445
Lennox International, Inc.	118	71,897

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Lockheed Martin Corp.	773	$375,632
Masco Corp.	790	57,330
Mercury Systems, Inc.*	4,140	173,880
Miller Industries, Inc.	7,964	520,527
Mueller Industries, Inc.	16,487	1,308,408
Nordson Corp.	199	41,639
Norfolk Southern Corp.	829	194,566
Northrop Grumman Corp.	502	235,584
Old Dominion Freight Line, Inc.	688	121,363
Otis Worldwide Corp.	1,464	135,581
PACCAR, Inc.	1,921	199,822
Parker-Hannifin Corp.	472	300,206
Paychex, Inc.	1,174	164,618
Paycom Software, Inc.	178	36,485
Pentair PLC	605	60,887
Proficient Auto Logistics, Inc.*	6,551	52,867
Quanta Svcs., Inc.	2,441	771,478
Republic Svcs., Inc. Cl A	746	150,080
Rockwell Automation, Inc.	414	118,317
Rollins, Inc.	1,029	47,694
RTX Corp.	4,877	564,366
Saia, Inc.*	1,670	761,069
Snap-on, Inc.	192	65,180
Southwest Airlines Co.	2,197	73,863
SPX Technologies, Inc.*	1,169	170,113
Stanley Black & Decker, Inc.	565	45,364
Sterling Infrastructure, Inc.*	3,561	599,850
Textron, Inc.	680	52,013
Trane Technologies PLC	824	304,344
TransDigm Group, Inc.	206	261,060
TransUnion	4,308	399,395
Uber Technologies, Inc.*	7,715	465,369
UFP Industries, Inc.	8,819	993,460
Union Pacific Corp.	2,221	506,477
United Airlines Hldgs., Inc.*	1,205	117,006
United Parcel Svc., Inc. Cl B	2,680	337,948
United Rentals, Inc.	240	169,066
Veralto Corp.	3,339	340,077
Verisk Analytics, Inc. Cl A	517	142,397
Vestis Corp.	12,711	193,716
VSE Corp.	4,635	440,789
Waste Management, Inc.	1,338	269,995
Westinghouse Air Brake Technologies Corp.	630	119,442
WW Grainger, Inc.	162	170,756
Xylem, Inc.	890	103,258

		37,339,029

INFORMATION TECHNOLOGY (23.6%)
Accenture PLC Cl A	2,289	805,247
Adeia, Inc.	27,628	386,239
Adobe, Inc.*	1,613	717,269
Advanced Energy Industries, Inc.	2,202	254,617

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Advanced Micro Devices, Inc.*	5,946	$718,217
Akamai Technologies, Inc.*	550	52,607
Altair Engineering, Inc. Cl A*	2,287	249,535
Amphenol Corp. Cl A	16,404	1,139,258
Analog Devices, Inc.	1,819	386,465
ANSYS, Inc.*	320	107,946
Apple, Inc.	55,382	13,868,760
Applied Materials, Inc.	3,020	491,143
Arista Networks, Inc.*	3,785	418,356
Arlo Technologies, Inc.*	48,043	537,601
Autodesk, Inc.*	788	232,909
BlackLine, Inc.*	7,743	470,465
Broadcom, Inc.	17,112	3,967,246
Cadence Design Systems, Inc.*	1,005	301,962
CDW Corp.	488	84,931
Ciena Corp.*	4,716	399,964
Cisco Systems, Inc.	14,604	864,557
Cognizant Technology Solutions Corp. Cl A	1,817	139,727
Corning, Inc.	2,823	134,149
Credo Technology Group Hldg. Ltd.*	5,685	382,089
Crowdstrike Hldgs., Inc. Cl A*	853	291,862
CyberArk Software Ltd.*	2,409	802,558
Dell Technologies, Inc. Cl C	1,125	129,645
Digi International, Inc.*	10,175	307,590
Enphase Energy, Inc.*	495	33,997
EPAM Systems, Inc.*	1,080	252,526
F5, Inc.*	213	53,563
Fabrinet*	1,728	379,953
Fair Isaac Corp.*	89	177,193
First Solar, Inc.*	392	69,086
Fortinet, Inc.*	2,331	220,233
Gartner, Inc.*	283	137,105
Gen Digital, Inc.	1,987	54,404
GoDaddy, Inc. Cl A*	514	101,448
Grid Dynamics Hldgs., Inc.*	24,745	550,329
Guidewire Software, Inc.*	1,415	238,541
Harmonic, Inc.*	27,204	359,909
Hewlett Packard Enterprise Co.	4,758	101,583
HP, Inc.	3,531	115,217
Ichor Hldgs. Ltd.*	7,898	254,474
indie Semiconductor, Inc. Cl A*	33,519	135,752
Intel Corp.	15,802	316,830
International Business Machines Corp.	3,388	744,784
Intuit, Inc.	1,027	645,469
Jabil, Inc.	413	59,431
Juniper Networks, Inc.	1,213	45,427
Keysight Technologies, Inc.*	636	102,161
KLA Corp.	490	308,759
Lam Research Corp.	4,714	340,492

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
MARA Hldgs., Inc.*	11,356	$190,440
Microchip Technology, Inc.	5,846	335,268
Micron Technology, Inc.	4,062	341,858
Microsoft Corp.	27,240	11,481,660
MKS Instruments, Inc.	1,677	175,062
MongoDB, Inc. Cl A*	548	127,580
Monolithic Power Systems, Inc.	541	320,110
Motorola Solutions, Inc.	612	282,885
NetApp, Inc.	750	87,060
Novanta, Inc.*	1,949	297,749
NVIDIA Corp.	89,874	12,069,179
NXP Semiconductors N.V.	931	193,508
Okta, Inc. Cl A*	3,177	250,348
ON Semiconductor Corp.*	8,142	513,353
Onto Innovation, Inc.*	1,543	257,172
Oracle Corp.	5,889	981,343
Palantir Technologies, Inc. Cl A*	7,510	567,981
Palo Alto Networks, Inc.*	4,900	891,604
PDF Solutions, Inc.*	6,406	173,474
PTC, Inc.*	3,249	597,394
Q2 Hldgs., Inc.*	2,894	291,281
QUALCOMM, Inc.	4,071	625,387
Rambus, Inc.*	6,381	337,300
Rapid7, Inc.*	5,548	223,196
Roper Technologies, Inc.	393	204,301
Salesforce, Inc.	3,503	1,171,158
Seagate Technology Hldgs. PLC	775	66,890
ServiceNow, Inc.*	755	800,391
Skyworks Solutions, Inc.	585	51,878
Super Micro Computer, Inc.*	1,845	56,236
Synopsys, Inc.*	1,157	561,562
TE Connectivity PLC	1,096	156,695
Teledyne Technologies, Inc.*	1,849	858,176
Tenable Hldgs., Inc.*	5,760	226,829
Teradyne, Inc.	597	75,174
Texas Instruments, Inc.	3,342	626,658
Trimble, Inc.*	895	63,241
TTM Technologies, Inc.*	14,568	360,558
Tyler Technologies, Inc.*	157	90,532
Varonis Systems, Inc. Cl B*	5,973	265,380
VeriSign, Inc.*	303	62,709
Vontier Corp.	7,004	255,436
Western Digital Corp.*	1,267	75,551
Workday, Inc. Cl A*	780	201,263
Workiva, Inc. Cl A*	5,094	557,793
Zebra Technologies Corp. Cl A*	189	72,996

		72,915,179

MATERIALS (3.1%)
Air Products & Chemicals, Inc.	815	236,383
Albemarle Corp.	431	37,100
Amcor PLC	5,296	49,835

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Ashland, Inc.	17,526	$1,252,408
Avery Dennison Corp.	294	55,016
Axalta Coating Systems Ltd.*	5,814	198,955
Ball Corp.	1,093	60,257
Celanese Corp. Cl A	401	27,753
CF Industries Hldgs., Inc.	638	54,434
Corteva, Inc.	2,518	143,425
Crown Hldgs., Inc.	16,069	1,328,746
Dow, Inc.	2,565	102,933
DuPont de Nemours, Inc.	5,871	447,664
Eastman Chemical Co.	425	38,811
Ecolab, Inc.	923	216,277
FMC Corp.	10,534	512,058
Freeport-McMoRan, Inc.	5,265	200,491
HB Fuller Co.	7,874	531,338
International Flavors & Fragrances, Inc.	937	79,223
International Paper Co.	1,273	68,513
Linde PLC	1,745	730,579
LyondellBasell Industries N.V. Cl A	952	70,705
Martin Marietta Materials, Inc.	224	115,696
Materion Corp.	3,425	338,664
Mosaic Co.	1,164	28,611
Newmont Corp.	4,171	155,245
Nucor Corp.	860	100,371
Orion S.A.	16,876	266,472
Packaging Corp. of America	327	73,618
PPG Industries, Inc.	850	101,532
Quaker Chemical Corp.	5,886	828,513
Sherwin-Williams Co.	849	288,601
Smurfit WestRock PLC	1,810	97,487
Steel Dynamics, Inc.	519	59,202
Vulcan Materials Co.	2,299	591,372

		9,488,288

REAL ESTATE (4.0%)
Alexandria Real Estate Equities, Inc.	4,432	432,342
American Healthcare REIT, Inc.	22,998	653,603
American Tower Corp.	1,712	313,998
Apartment Investment & Management Co. Cl A*	21,040	191,254
AvalonBay Communities, Inc.	520	114,384
BXP, Inc.	533	39,634
Camden Property Trust	4,381	508,371
CBRE Group, Inc. Cl A*	1,102	144,682
CoStar Group, Inc.*	6,895	493,613
Cousins Properties, Inc.	10,353	317,216
Crown Castle, Inc.	1,592	144,490
CTO Realty Growth, Inc.	8,261	162,824
Digital Realty Trust, Inc.	2,725	483,224
EastGroup Properties, Inc.	2,464	395,447
Equinix, Inc.	354	333,783
Equity Residential	1,251	89,772
Essex Property Trust, Inc.	235	67,078

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Extra Space Storage, Inc.	3,165	$473,484
Federal Realty Investment Trust	280	31,346
Gaming & Leisure Properties, Inc.	6,722	323,732
Healthpeak Properties, Inc.	16,801	340,556
Host Hotels & Resorts, Inc.	17,800	311,856
Invitation Homes, Inc.	2,087	66,721
Iron Mountain, Inc.	1,075	112,993
Kimco Realty Corp.	2,470	57,872
Kite Realty Group Trust	18,613	469,792
Mid-America Apartment Communities, Inc.	428	66,156
Phillips Edison & Co., Inc.	5,561	208,315
PotlatchDeltic Corp.	9,676	379,783
Prologis, Inc.	3,393	358,640
Public Storage	577	172,777
Realty Income Corp.	6,255	334,080
Regency Centers Corp.	599	44,284
Ryman Hospitality Properties, Inc.	1,668	174,039
Sabra Health Care REIT, Inc.	23,174	401,374
SBA Communications Corp. Cl A	394	80,297
Simon Property Group, Inc.	1,124	193,564
Sun Communities, Inc.	2,908	357,597
Terreno Realty Corp.	6,600	390,324
UDR, Inc.	1,100	47,751
Urban Edge Properties	14,314	307,751
Ventas, Inc.	5,329	313,825
VICI Properties, Inc. Cl A	3,862	112,809
Welltower, Inc.	5,636	710,305
Weyerhaeuser Co.	12,146	341,910
Xenia Hotels & Resorts, Inc.	19,263	286,248

		12,355,896

UTILITIES (3.4%)
AES Corp.	2,605	33,526
Alliant Energy Corp.	940	55,592
Ameren Corp.	5,065	451,494
American Electric Power Co., Inc.	1,951	179,941
American Water Works Co., Inc.	714	88,886
Atmos Energy Corp.	2,224	309,737
Avista Corp.	6,807	249,340
Black Hills Corp.	6,220	363,994
CenterPoint Energy, Inc.	2,388	75,771
Chesapeake Utilities Corp.	3,348	406,280
CMS Energy Corp.	1,095	72,982
Consolidated Edison, Inc.	1,269	113,233
Constellation Energy Corp.	1,146	256,372
Dominion Energy, Inc.	3,078	165,781
DTE Energy Co.	4,063	490,607
Duke Energy Corp.	2,830	304,904
Edison International	1,418	113,213
Entergy Corp.	6,339	480,623

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Evergy, Inc.	16,021	$986,093
Eversource Energy	1,342	77,071
Exelon Corp.	3,682	138,591
FirstEnergy Corp.	1,879	74,747
NextEra Energy, Inc.	7,534	540,112
NiSource, Inc.	18,842	692,632
Northwestern Energy Group, Inc.	4,705	251,529
NRG Energy, Inc.	10,417	939,822
PG&E Corp.	8,010	161,642
Pinnacle West Capital Corp.	417	35,349
Portland General Electric Co.	1,908	83,227
PPL Corp.	9,103	295,483

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Public Svc. Enterprise Group, Inc.	7,910	$668,316
Sempra	2,321	203,598
Southern Co.	4,014	330,433
Spire, Inc.	3,374	228,858
Vistra Corp.	1,247	171,924
WEC Energy Group, Inc.	1,159	108,992
Xcel Energy, Inc.	2,104	142,062

		10,342,757

TOTAL COMMON STOCKS
(Cost: $203,885,552)		301,896,160

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.8%):
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	4.24	01/21/25	$1,000,000	$997,652
U.S. Treasury Bill	A-1+	4.37	01/07/25	1,250,000	1,249,093
U.S. Treasury Bill (1)	A-1+	4.37	04/01/25	300,000	296,916

					2,543,661

TOTAL SHORT-TERM DEBT SECURITIES (COST: $2,543,510)					2,543,661

TEMPORARY CASH INVESTMENT (0.7%):
JP Morgan Chase, New York Time Deposit		3.58	01/02/25	2,082,754	2,082,754

TOTAL TEMPORARY CASH INVESTMENT (COST: $2,082,754)					2,082,754

TOTAL INVESTMENTS (COST: $208,511,816) 99.3%					306,522,575

OTHER NET ASSETS 0.7%					2,121,170

NET ASSETS 100.0%					$308,643,745

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of December 31, 2024, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
E-mini S&P 500 Stock Index	13	P	March 2025	$3,858,238	$(70,845)	1.3%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (99.4%):
COMMUNICATION SERVICES (0.6%)
Telephone & Data Systems, Inc.	64,378	$2,195,933

CONSUMER DISCRETIONARY (9.7%)
Champion Homes, Inc.*	31,007	2,731,717
First Watch Restaurant Group, Inc.*	154,530	2,875,803
Fox Factory Hldg. Corp.*	87,411	2,645,931
Golden Entertainment, Inc.	100,350	3,171,060
OneSpaWorld Hldgs. Ltd.	217,355	4,325,365
Taylor Morrison Home Corp. Cl A*	110,088	6,738,486
Vail Resorts, Inc.	40,435	7,579,541
Wyndham Hotels & Resorts, Inc.	68,523	6,906,433
Xponential Fitness, Inc. Cl A*	121,444	1,633,422

		38,607,758

CONSUMER STAPLES (1.9%)
Crimson Wine Group Ltd.*	507,142	3,220,352
Nomad Foods Ltd.	178,154	2,989,424
Simply Good Foods Co.*	34,511	1,345,239

		7,555,015

ENERGY (7.3%)
Liberty Energy, Inc. Cl A	209,430	4,165,563
Murphy Oil Corp.	140,835	4,261,667
Noble Corp. PLC	84,869	2,664,887
Northern Oil & Gas, Inc.	183,010	6,800,652
Ovintiv, Inc.	143,745	5,821,672
Permian Resources Corp. Cl A	371,022	5,335,296

		29,049,737

FINANCIALS (27.7%)
Banner Corp.	107,987	7,210,292
Enterprise Financial Svcs. Corp.	125,939	7,102,960
Essent Group Ltd.	146,116	7,954,555
First Financial Bankshares, Inc.	152,337	5,491,749
German American Bancorp, Inc.	172,814	6,950,579
Hancock Whitney Corp.	126,499	6,922,025
Home BancShares, Inc.	196,602	5,563,837
Janus Henderson Group PLC	138,701	5,898,954
Moelis & Co. Cl A	44,458	3,284,557
Selective Insurance Group, Inc.	72,037	6,736,900
ServisFirst Bancshares, Inc.	75,272	6,378,549
Skyward Specialty Insurance Group, Inc.*	156,369	7,902,889
Stifel Financial Corp.	34,740	3,685,219
Stock Yards Bancorp, Inc.	126,383	9,050,287

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
TriCo Bancshares	118,564	$5,181,247
UMB Financial Corp.	69,863	7,884,738
Wintrust Financial Corp.	55,602	6,934,125

		110,133,462

HEALTH CARE (11.4%)
Annexon, Inc.*	468,932	2,405,621
Avidity Biosciences, Inc.*	79,381	2,308,399
BioLife Solutions, Inc.*	240,157	6,234,476
Corcept Therapeutics, Inc.*	58,592	2,952,451
Fortrea Hldgs., Inc.*	209,478	3,906,765
Krystal Biotech, Inc.*	12,308	1,928,171
Omnicell, Inc.*	74,093	3,298,620
Orthofix Medical, Inc.*	150,957	2,635,709
SpringWorks Therapeutics, Inc.*	40,940	1,479,162
Stevanato Group SpA	322,001	7,016,402
Supernus Pharmaceuticals, Inc.*	113,638	4,109,150
Tarsus Pharmaceuticals, Inc.*	58,923	3,262,567
Vericel Corp.*	68,925	3,784,672

		45,322,165

INDUSTRIALS (15.0%)
ArcBest Corp.	16,812	1,568,896
Arcosa, Inc.	58,690	5,677,671
Enpro, Inc.	41,987	7,240,658
First Advantage Corp.*	427,391	8,005,033
Janus International Group, Inc.*	250,664	1,842,380
Miller Industries, Inc.	103,987	6,796,590
Mueller Industries, Inc.	155,003	12,301,038
Proficient Auto Logistics, Inc.*	86,424	697,442
UFP Industries, Inc.	63,670	7,172,426
Vestis Corp.	168,553	2,568,748
VSE Corp.	60,453	5,749,080

		59,619,962

INFORMATION TECHNOLOGY (5.6%)
Adeia, Inc.	364,767	5,099,443
Arlo Technologies, Inc.*	299,863	3,355,467
Digi International, Inc.*	133,611	4,039,060
Harmonic, Inc.*	119,064	1,575,217
Ichor Hldgs. Ltd.*	103,066	3,320,786
TTM Technologies, Inc.*	191,292	4,734,477

		22,124,450

MATERIALS (5.0%)
Ashland, Inc.	93,960	6,714,382
HB Fuller Co.	58,920	3,975,921
Materion Corp.	25,865	2,557,531
Orion S.A.	90,011	1,421,274
Quaker Chemical Corp.	38,132	5,367,460

		20,036,568

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (11.3%)
American Healthcare REIT, Inc.	303,644	$8,629,562
Apartment Investment & Management Co. Cl A*	279,089	2,536,919
Cousins Properties, Inc.	136,698	4,188,427
CTO Realty Growth, Inc.	109,907	2,166,267
Kite Realty Group Trust	243,391	6,143,189
PotlatchDeltic Corp.	127,744	5,013,952
Sabra Health Care REIT, Inc.	305,969	5,299,383
Terreno Realty Corp.	55,532	3,284,162
Urban Edge Properties	187,695	4,035,443
Xenia Hotels & Resorts, Inc.	251,440	3,736,398

		45,033,702

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (3.9%)
Avista Corp.	89,874	$3,292,085
Black Hills Corp.	82,122	4,805,779
Northwestern Energy Group, Inc.	62,113	3,320,561
Portland General Electric Co.	25,265	1,102,059
Spire, Inc.	44,550	3,021,827

		15,542,311

TOTAL COMMON STOCKS
(Cost: $322,992,031)		395,221,063

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.5%):
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	4.24	01/21/25	$750,000	$748,239
U.S. Treasury Bill	A-1+	4.40	01/28/25	1,200,000	1,196,063

					1,944,302

TOTAL SHORT-TERM DEBT SECURITIES (COST: $1,944,302)					1,944,302

TEMPORARY CASH INVESTMENT (0.1%):
JP Morgan Chase, New York Time Deposit		3.58	01/02/25	624,195	624,195

TOTAL TEMPORARY CASH INVESTMENT (COST: $624,195)					624,195

TOTAL INVESTMENTS (COST: $325,560,528) 100.0%					397,789,560

OTHER NET ASSETS -0.0% (1)					(89,630)

NET ASSETS 100.0%					$397,699,930

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (98.7%):
COMMUNICATION SERVICES (0.7%)
IMAX Corp.*	110,627	$2,832,051

CONSUMER DISCRETIONARY (8.5%)
Champion Homes, Inc.*	46,698	4,114,094
First Watch Restaurant Group, Inc.*	201,245	3,745,169
Five Below, Inc.*	12,433	1,304,968
Golden Entertainment, Inc.	127,396	4,025,714
Murphy USA, Inc.	5,843	2,931,725
Ollie’s Bargain Outlet Hldgs., Inc.*	41,818	4,588,689
OneSpaWorld Hldgs. Ltd.	204,352	4,066,605
Taylor Morrison Home Corp. Cl A*	41,348	2,530,911
Vail Resorts, Inc.	34,516	6,470,024

		33,777,899

CONSUMER STAPLES (3.0%)
Coca-Cola Consolidated, Inc.	2,560	3,225,574
Freshpet, Inc.*	41,135	6,092,505
Simply Good Foods Co.*	65,748	2,562,857

		11,880,936

ENERGY (3.9%)
Expand Energy Corp.	21,718	2,162,027
Liberty Energy, Inc. Cl A	191,282	3,804,599
Northern Oil & Gas, Inc.	204,146	7,586,065
Valaris Ltd.*	45,457	2,011,018

		15,563,709

FINANCIALS (8.8%)
First Financial Bankshares, Inc.	185,424	6,684,535
Houlihan Lokey, Inc. Cl A	27,747	4,818,544
iShares Micro-Cap ETF	32,587	4,248,693
PJT Partners, Inc. Cl A	41,447	6,540,751
Primerica, Inc.	14,528	3,943,190
Selective Insurance Group, Inc.	40,735	3,809,537
ServisFirst Bancshares, Inc.	56,622	4,798,149

		34,843,399

HEALTH CARE (26.2%)
Addus HomeCare Corp.*	51,229	6,421,555
Amicus Therapeutics, Inc.*	230,364	2,170,029
AMN Healthcare Svcs., Inc.*	39,056	934,220
Amphastar Pharmaceuticals, Inc.*	80,506	2,989,188
Annexon, Inc.*	466,042	2,390,796
Avidity Biosciences, Inc.*	69,977	2,034,931
Axsome Therapeutics, Inc.*	36,715	3,106,456
BioLife Solutions, Inc.*	228,828	5,940,375
Blueprint Medicines Corp.*	29,862	2,604,564
Corcept Therapeutics, Inc.*	129,946	6,547,979
Dyne Therapeutics, Inc.*	44,956	1,059,163
Fortrea Hldgs., Inc.*	73,904	1,378,310

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Halozyme Therapeutics, Inc.*	83,804	$4,006,669
HealthEquity, Inc.*	40,248	3,861,796
Insmed, Inc.*	71,640	4,946,026
Intra-Cellular Therapies, Inc.*	40,977	3,422,399
iRhythm Technologies, Inc.*	19,206	1,731,805
Krystal Biotech, Inc.*	17,534	2,746,876
Lantheus Hldgs., Inc.*	38,731	3,464,875
LeMaitre Vascular, Inc.	28,072	2,586,554
Madrigal Pharmaceuticals, Inc.*	10,436	3,220,237
Neogen Corp.*	367,989	4,467,386
Omnicell, Inc.*	27,644	1,230,711
Option Care Health, Inc.*	68,197	1,582,170
OrthoPediatrics Corp.*	156,883	3,636,548
Roivant Sciences Ltd.*	122,733	1,451,931
Simulations Plus, Inc.	76,981	2,147,000
SpringWorks Therapeutics, Inc.*	66,052	2,386,459
Stevanato Group SpA	253,738	5,528,951
Supernus Pharmaceuticals, Inc.*	61,294	2,216,391
Tarsus Pharmaceuticals, Inc.*	59,503	3,294,681
Tenet Healthcare Corp.*	27,927	3,525,225
Vaxcyte, Inc.*	23,480	1,922,073
Vericel Corp.*	60,574	3,326,118

		104,280,447

INDUSTRIALS (21.3%)
Applied Industrial Technologies, Inc.	16,490	3,948,860
ArcBest Corp.	36,881	3,441,735
Atkore, Inc.	34,416	2,872,015
Casella Waste Systems, Inc. Cl A*	39,091	4,136,219
Chart Industries, Inc.*	29,127	5,558,597
EMCOR Group, Inc.	10,109	4,588,475
ESCO Technologies, Inc.	63,358	8,439,919
ExlService Hldgs., Inc.*	112,494	4,992,484
Federal Signal Corp.	83,976	7,758,543
First Advantage Corp.*	324,201	6,072,285
Huron Consulting Group, Inc.*	53,875	6,694,508
Janus International Group, Inc.*	378,983	2,785,525
Korn Ferry	37,892	2,555,815
Mercury Systems, Inc.*	54,978	2,309,076
Saia, Inc.*	5,081	2,315,564
SPX Technologies, Inc.*	15,606	2,270,985
Sterling Infrastructure, Inc.*	47,198	7,950,503
UFP Industries, Inc.	52,254	5,886,413

		84,577,521

INFORMATION TECHNOLOGY (20.3%)
Advanced Energy Industries, Inc.	29,170	3,372,927

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Altair Engineering, Inc. Cl A*	30,156	$3,290,321
Arlo Technologies, Inc.*	337,506	3,776,692
Blackline, Inc.*	101,542	6,169,692
Credo Technology Group Hldg. Ltd.*	74,302	4,993,837
CyberArk Software Ltd.*	14,188	4,726,732
Fabrinet*	22,892	5,033,493
Grid Dynamics Hldgs., Inc.*	323,199	7,187,946
Harmonic, Inc.*	240,105	3,176,589
indie Semiconductor, Inc. Cl A*	447,792	1,813,558
MARA Hldgs., Inc.*	148,187	2,485,096
Novanta, Inc.*	25,230	3,854,387
Onto Innovation, Inc.*	19,955	3,325,900
PDF Solutions, Inc.*	86,783	2,350,084
Q2 Hldgs., Inc.*	39,678	3,993,591
Rambus, Inc.*	83,461	4,411,748
Rapid7, Inc.*	73,373	2,951,796
Tenable Hldgs., Inc.*	75,335	2,966,692
Varonis Systems, Inc. Cl B*	78,998	3,509,881
Workiva, Inc. Cl A*	65,846	7,210,137

		80,601,099

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (3.1%)
HB Fuller Co.	43,257	$2,918,982
Materion Corp.	18,958	1,874,567
Orion S.A.	132,220	2,087,754
Quaker Chemical Corp.	38,751	5,454,591

		12,335,894

REAL ESTATE (1.6%)
EastGroup Properties, Inc.	7,926	1,272,044
Phillips Edison & Co., Inc.	73,691	2,760,465
Ryman Hospitality Properties, Inc.	22,016	2,297,149

		6,329,658

UTILITIES (1.3%)
Chesapeake Utilities Corp.	44,341	5,380,780

TOTAL COMMON STOCKS
(Cost: $322,394,834)		392,403,393

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.2%):
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill	A-1+	4.24	02/27/25	$2,000,000	$1,986,670
U.S. Treasury Bill	A-1+	4.40	01/28/25	2,800,000	2,790,813

					4,777,483

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,777,483)					4,777,483

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit		3.58	01/02/25	$507,563	$507,563

TOTAL TEMPORARY CASH INVESTMENT (Cost: $507,563)					507,563

TOTAL INVESTMENTS (Cost: $327,679,880) 100.0%					397,688,439

OTHER NET ASSETS 0.0% (1)					2,965

NET ASSETS 100.0%					$397,691,404

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (99.8%):
COMMUNICATION SERVICES (3.4%)
Cable One, Inc.	699	$253,122
Cargurus, Inc. Cl A*	13,322	486,786
Cars.com, Inc.*	9,023	156,369
Cinemark Hldgs., Inc.*	16,176	501,132
Cogent Communications Hldgs., Inc.	6,396	492,940
EchoStar Corp. Cl A*	18,303	419,139
Gogo, Inc.*	8,955	72,446
IAC, Inc.*	10,728	462,806
John Wiley & Sons, Inc. Cl A	6,245	272,969
Lumen Technologies, Inc.*	153,722	816,264
Madison Square Garden Sports Corp. Cl A*	2,536	572,324
QuinStreet, Inc.*	8,522	196,603
Scholastic Corp.	3,765	80,307
Shenandoah Telecommunications Co.	6,948	87,614
Shutterstock, Inc.	3,644	110,595
TechTarget, Inc.*	3,985	78,983
TEGNA, Inc.	24,407	446,404
Telephone & Data Systems, Inc.	14,773	503,907
Thryv Hldgs., Inc.*	6,108	90,398
TripAdvisor, Inc.*	16,675	246,290
Yelp, Inc. Cl A*	9,970	385,839
Ziff Davis, Inc.*	6,475	351,851

		7,085,088

CONSUMER DISCRETIONARY (14.3%)
Academy Sports & Outdoors, Inc.	10,651	612,752
Adient PLC*	13,208	227,574
Adtalem Global Education, Inc.*	5,680	516,028
Advance Auto Parts, Inc.	8,989	425,090
American Axle & Manufacturing Hldgs., Inc.*	17,811	103,838
American Eagle Outfitters, Inc.	26,476	441,355
Asbury Automotive Group, Inc.*	2,968	721,313
Bath & Body Works, Inc.	33,191	1,286,815
BJ’s Restaurants, Inc.*	3,457	121,462
Bloomin’ Brands, Inc.	11,439	139,670
Boot Barn Hldgs., Inc.*	4,624	702,016
Brinker International, Inc.*	6,730	890,312
Buckle, Inc.	4,532	230,271
Caleres, Inc.	5,333	123,512
Carter’s, Inc.	5,459	295,823
Cavco Industries, Inc.*	1,229	548,417
Century Communities, Inc.	4,178	306,498
Champion Homes, Inc.*	7,999	704,712
Cheesecake Factory, Inc.	7,113	337,441
Cracker Barrel Old Country Store, Inc.	3,364	177,821

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Dana, Inc.	19,546	$225,952
Dave & Buster’s Entertainment, Inc.*	4,763	139,032
Dorman Products, Inc.*	4,115	533,098
Dream Finders Homes, Inc. Cl A*	4,151	96,594
Ethan Allen Interiors, Inc.	3,429	96,389
Etsy, Inc.*	17,041	901,298
Foot Locker, Inc.*	12,501	272,022
Fox Factory Hldg. Corp.*	6,315	191,155
Frontdoor, Inc.*	11,486	627,940
Gentherm, Inc.*	4,693	187,368
G-III Apparel Group Ltd.*	5,850	190,827
Golden Entertainment, Inc.	3,117	98,497
Green Brick Partners, Inc.*	4,651	262,735
Group 1 Automotive, Inc.	1,970	830,316
Guess?, Inc.	4,129	58,054
Hanesbrands, Inc.*	53,396	434,643
Helen of Troy Ltd.*	3,462	207,131
Installed Building Products, Inc.	3,518	616,529
Jack in the Box, Inc.	2,898	120,673
Kohl’s Corp.	16,851	236,588
Kontoor Brands, Inc.	7,518	642,112
La-Z-Boy, Inc.	6,336	276,059
LCI Industries	3,857	398,775
Leggett & Platt, Inc.	20,343	195,293
Leslie’s, Inc.*	28,011	62,465
LGI Homes, Inc.*	3,135	280,269
M/I Homes, Inc.*	4,121	547,887
MarineMax, Inc.*	3,011	87,168
Meritage Homes Corp.	5,481	843,087
Mister Car Wash, Inc.*	14,157	103,205
Monarch Casino & Resort, Inc.	1,923	151,725
Monro, Inc.	4,537	112,518
National Vision Hldgs., Inc.*	11,929	124,300
Newell Brands, Inc.	63,015	627,629
ODP Corp.*	4,563	103,763
Oxford Industries, Inc.	2,235	176,073
Papa John’s International, Inc.	4,945	203,091
Patrick Industries, Inc.	5,090	422,877
Penn Entertainment, Inc.*	22,665	449,220
Perdoceo Education Corp.	9,358	247,706
Phinia, Inc.	6,371	306,891
Sabre Corp.*	58,449	213,339
Sally Beauty Hldgs., Inc.*	15,433	161,275
Shake Shack, Inc. Cl A*	6,064	787,107
Shoe Carnival, Inc.	2,676	88,522
Signet Jewelers Ltd.	6,673	538,578
Six Flags Entertainment Corp.	14,127	680,780
Sonic Automotive, Inc. Cl A	2,216	140,384
Sonos, Inc.*	18,444	277,398
Standard Motor Products, Inc.	3,126	96,843

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Steven Madden Ltd.	10,936	$464,999
Strategic Education, Inc.	3,685	344,253
Stride, Inc.*	6,492	674,714
Sturm Ruger & Co., Inc.	2,544	89,981
Topgolf Callaway Brands Corp.*	21,441	168,526
Tri Pointe Homes, Inc.*	14,177	514,058
Upbound Group, Inc.	7,375	215,129
Urban Outfitters, Inc.*	8,525	467,852
VF Corp.	50,128	1,075,747
Victoria’s Secret & Co.*	11,895	492,691
Winnebago Industries, Inc.	4,381	209,324
Wolverine World Wide, Inc.	12,129	269,264
Worthington Enterprises, Inc.	4,721	189,359
XPEL, Inc.*	3,435	137,194

		29,898,991

CONSUMER STAPLES (2.9%)
Andersons, Inc.	4,867	197,211
B&G Foods, Inc.	11,992	82,625
Cal-Maine Foods, Inc.	6,165	634,502
Central Garden & Pet Co.*	1,444	56,027
Central Garden & Pet Co. Cl A*	7,878	260,368
Chefs’ Warehouse, Inc.*	5,213	257,105
Edgewell Personal Care Co.	7,381	248,002
Energizer Hldgs., Inc.	9,897	345,306
Fresh Del Monte Produce, Inc.	5,084	168,840
Grocery Outlet Hldg. Corp.*	14,714	229,685
Hain Celestial Group, Inc.*	13,663	84,027
Interparfums, Inc.	2,718	357,444
J&J Snack Foods Corp.	2,354	365,176
John B Sanfilippo & Son, Inc.	1,365	118,905
MGP Ingredients, Inc.	2,129	83,819
National Beverage Corp.	3,546	151,308
PriceSmart, Inc.	3,762	346,744
Simply Good Foods Co.*	13,816	538,548
SpartanNash Co.	5,114	93,688
Tootsie Roll Industries, Inc.*	2,494	80,631
TreeHouse Foods, Inc.*	6,981	245,242
United Natural Foods, Inc.*	9,074	247,811
Universal Corp.	3,741	205,156
USANA Health Sciences, Inc.*	1,675	60,116
WD-40 Co.	2,054	498,465
WK Kellogg Co.	10,046	180,728

		6,137,479

ENERGY (4.6%)
Archrock, Inc.	26,534	660,431
Atlas Energy Solutions, Inc. Cl A	9,183	203,679
Bristow Group, Inc.*	3,730	127,939
Cactus, Inc. Cl A	10,097	589,261
California Resources Corp.	10,835	562,228
Comstock Resources, Inc.*	13,725	250,070

	Shares	Value
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
CONSOL Energy, Inc.	4,052	$432,267
Core Laboratories, Inc.	7,112	123,109
Crescent Energy Co. Cl A	26,457	386,537
CVR Energy, Inc.	5,178	97,036
Dorian LPG Ltd.	5,512	134,327
Green Plains, Inc.*	9,794	92,847
Helix Energy Solutions Group, Inc.*	21,658	201,853
Helmerich & Payne, Inc.	14,960	479,019
Innovex International, Inc.*	5,704	79,685
International Seaways, Inc.	6,103	219,342
Liberty Energy, Inc. Cl A	24,754	492,357
Magnolia Oil & Gas Corp. Cl A	28,937	676,547
Nabors Industries Ltd.*	1,360	77,751
Northern Oil & Gas, Inc.	15,043	558,998
Oceaneering International, Inc.*	15,309	399,259
Par Pacific Hldgs., Inc.*	8,476	138,922
Patterson-UTI Energy, Inc.	53,754	444,008
Peabody Energy Corp.	18,405	385,401
ProPetro Hldg. Corp.*	12,006	112,016
REX American Resources Corp.*	2,342	97,638
RPC, Inc.	12,513	74,327
SM Energy Co.	17,332	671,788
Talos Energy, Inc.*	18,810	182,645
Tidewater, Inc.*	7,292	398,945
Vital Energy, Inc.*	4,085	126,308
World Kinect Corp.	8,798	242,033

		9,718,573

FINANCIALS (20.8%)
Ambac Financial Group, Inc.*	7,187	90,916
Ameris Bancorp	9,798	613,061
AMERISAFE, Inc.	2,886	148,744
Apollo Commercial Real Estate Finance, Inc.	19,257	166,766
Arbor Realty Trust, Inc.	28,571	395,708
ARMOUR Residential REIT, Inc.	8,446	159,292
Artisan Partners Asset Management, Inc. Cl A	10,614	456,933
Assured Guaranty Ltd.	7,248	652,392
Atlantic Union Bankshares Corp.	13,600	515,168
Axos Financial, Inc.*	8,216	573,888
Banc of California, Inc.	20,866	322,588
BancFirst Corp.	3,011	352,829
Bancorp, Inc.*	7,261	382,146
Bank of Hawaii Corp.	6,021	428,936
BankUnited, Inc.	11,323	432,199
Banner Corp.	5,220	348,539
Berkshire Hills Bancorp, Inc.	6,387	181,582
BGC Group, Inc. Cl A	56,088	508,157
Blackstone Mortgage Trust, Inc. Cl A	26,205	456,229

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Bread Financial Hldgs., Inc.	7,531	$459,843
Brightsphere Investment Group, Inc.	4,239	111,655
Brookline Bancorp, Inc.	13,497	159,265
Capitol Federal Financial, Inc.	18,499	109,329
Cathay General Bancorp	10,786	513,521
Central Pacific Financial Corp.	4,100	119,105
City Hldg. Co.	2,228	263,973
Cohen & Steers, Inc.	4,059	374,808
Community Financial System, Inc.	7,962	491,096
Customers Bancorp, Inc.*	4,417	215,020
CVB Financial Corp.	19,889	425,823
Dime Community Bancshares, Inc.	5,949	182,843
Donnelley Financial Solutions, Inc.*	4,022	252,300
Eagle Bancorp, Inc.	4,575	119,087
Ellington Financial, Inc.	13,733	166,444
Employers Hldgs., Inc.	3,744	191,805
Encore Capital Group, Inc.*	3,589	171,447
Enova International, Inc.*	3,970	380,644
EVERTEC, Inc.	9,637	332,766
EZCORP, Inc. Cl A*	7,801	95,328
FB Financial Corp.	5,302	273,106
First BanCorp.	24,667	458,560
First Bancorp/Southern Pines NC	6,263	275,384
First Commonwealth Financial Corp.	15,370	260,060
First Financial Bancorp	14,465	388,819
First Hawaiian, Inc.	19,372	502,703
Franklin BSP Realty Trust, Inc.	12,398	155,471
Fulton Financial Corp.	27,573	531,607
Genworth Financial, Inc. Cl A*	64,686	452,155
Goosehead Insurance, Inc. Cl A*	3,695	396,178
Green Dot Corp. Cl A*	8,148	86,695
HA Sustainable Infrastructure Capital, Inc.	17,947	481,518
Hanmi Financial Corp.	4,545	107,353
HCI Group, Inc.	1,286	149,858
Heritage Financial Corp.	5,174	126,763
Hilltop Hldgs., Inc.	6,987	200,038
Hope Bancorp, Inc.	18,290	224,784
Horace Mann Educators Corp.	6,174	242,206
Independent Bank Corp.	6,437	413,191
Independent Bank Group, Inc.	5,461	331,319
iShares Core S&P Small-Cap ETF	43,265	4,984,993
Jackson Financial, Inc. Cl A	11,189	974,338

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
KKR Real Estate Finance Trust, Inc.	8,853	$89,415
Lakeland Financial Corp.	3,864	265,689
Lincoln National Corp.	25,804	818,245
Mercury General Corp.	4,026	267,648
Moelis & Co. Cl A	10,693	789,999
Mr Cooper Group, Inc.*	9,693	930,625
National Bank Hldgs. Corp. Cl A	5,759	247,983
Navient Corp.	11,710	155,626
NBT Bancorp, Inc.	7,146	341,293
NCR Atleos Corp.*	10,981	372,476
New York Mortgage Trust, Inc.	13,721	83,149
NMI Hldgs., Inc. Cl A*	11,987	440,642
Northwest Bancshares, Inc.	19,299	254,554
OFG Bancorp	6,953	294,251
Pacific Premier Bancorp, Inc.	14,609	364,056
Palomar Hldgs., Inc.*	4,009	423,310
Park National Corp.	2,203	377,660
Pathward Financial, Inc.	3,764	276,955
Payoneer Global, Inc.*	38,893	390,486
PennyMac Mortgage Investment Trust	13,158	165,659
Piper Sandler Cos.	2,402	720,480
PJT Partners, Inc. Cl A	3,591	566,696
PRA Group, Inc.*	5,973	124,776
Preferred Bank	1,879	162,308
ProAssurance Corp.*	7,750	123,302
PROG Hldgs., Inc.	6,293	265,942
Provident Financial Svcs., Inc.	19,766	372,984
Radian Group, Inc.	22,561	715,635
Ready Capital Corp.	25,529	174,108
Redwood Trust, Inc.	20,036	130,835
Renasant Corp.	9,629	344,237
S&T Bancorp, Inc.	5,796	221,523
Safety Insurance Group, Inc.	2,248	185,235
Seacoast Banking Corp. of Florida	12,827	353,127
ServisFirst Bancshares, Inc.	7,603	644,278
Simmons First National Corp. Cl A	19,022	421,908
SiriusPoint Ltd.*	13,976	229,067
Southside Bancshares, Inc.	4,315	137,044
Stellar Bancorp, Inc.	7,200	204,120
StepStone Group, Inc. Cl A	9,578	554,375
Stewart Information Svcs. Corp.	4,200	283,458
StoneX Group, Inc.*	4,298	421,075
Tompkins Financial Corp.	1,897	128,673
Triumph Financial, Inc.*	3,324	302,085
Trupanion, Inc.*	5,068	244,278
TrustCo Bank Corp.	2,880	95,933
Trustmark Corp.	9,265	327,703
Two Harbors Investment Corp.	15,701	185,743

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
United Community Banks, Inc.	18,070	$583,842
United Fire Group, Inc.	3,225	91,751
Veritex Hldgs., Inc.	8,254	224,179
Virtu Financial, Inc. Cl A	12,239	436,688
Virtus Investment Partners, Inc.	1,000	220,580
WaFd, Inc.	12,304	396,681
Walker & Dunlop, Inc.	4,860	472,441
Westamerica BanCorp	4,043	212,096
WisdomTree, Inc.	17,334	182,007
World Acceptance Corp.*	490	55,096
WSFS Financial Corp.	8,922	474,026

		43,679,310

HEALTH CARE (10.9%)
AdaptHealth Corp. Cl A*	16,093	153,205
Addus HomeCare Corp.*	2,717	340,576
ADMA Biologics, Inc.*	35,807	614,090
Alkermes PLC*	24,510	704,908
AMN Healthcare Svcs., Inc.*	5,768	137,971
Amphastar Pharmaceuticals, Inc.*	5,681	210,936
ANI Pharmaceuticals, Inc.*	2,514	138,974
Arcus Biosciences, Inc.*	8,179	121,785
Artivion, Inc.*	5,715	163,392
Astrana Health, Inc.*	6,297	198,544
Avanos Medical, Inc.*	6,962	110,835
Azenta, Inc.*	6,903	345,150
BioLife Solutions, Inc.*	5,481	142,287
Catalyst Pharmaceuticals, Inc.*	16,984	354,456
Certara, Inc.*	16,582	176,598
Collegium Pharmaceutical, Inc.*	4,886	139,984
Concentra Group Hldgs. Parent, Inc.	16,396	324,313
CONMED Corp.	4,680	320,299
Corcept Therapeutics, Inc.*	14,126	711,809
CorVel Corp.*	4,125	458,947
Cytek Biosciences, Inc.*	15,805	102,574
Dynavax Technologies Corp.*	18,519	236,488
Embecta Corp.	8,741	180,502
Fortrea Hldgs., Inc.*	13,588	253,416
Fulgent Genetics, Inc.*	3,057	56,463
Glaukos Corp.*	8,353	1,252,449
Harmony Biosciences Hldgs., Inc.*	5,789	199,199
HealthStream, Inc.	3,640	115,752
Hims & Hers Health, Inc.*	28,961	700,277
ICU Medical, Inc.*	3,709	575,526
Inari Medical, Inc.*	7,627	389,358
Innoviva, Inc.*	8,345	144,786
Inspire Medical Systems, Inc.*	4,540	841,625
Integer Hldgs. Corp.*	5,081	673,334

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Integra LifeSciences Hldgs. Corp.*	10,053	$228,002
Ironwood Pharmaceuticals, Inc. Cl A*	21,332	94,501
Krystal Biotech, Inc.*	3,834	600,634
LeMaitre Vascular, Inc.	3,100	285,634
Ligand Pharmaceuticals, Inc.*	2,862	306,663
Merit Medical Systems, Inc.*	8,828	853,844
Mesa Laboratories, Inc.	823	108,529
Myriad Genetics, Inc.*	13,790	189,061
National HealthCare Corp.	1,872	201,352
NeoGenomics, Inc.*	19,444	320,437
OmniAb, Inc. Cl CR3*	1,207	0	†
OmniAb, Inc. Cl CR4*	1,207	0	†
Omnicell, Inc.*	7,016	312,352
Organon & Co.	39,012	582,059
Owens & Minor, Inc.*	11,196	146,332
Pacira BioSciences, Inc.*	6,995	131,786
Patterson Cos., Inc.	11,884	366,740
Pediatrix Medical Group, Inc.*	12,804	167,988
Phibro Animal Health Corp. Cl A	3,081	64,701
Premier, Inc. Cl A	14,559	308,651
Prestige Consumer Healthcare, Inc.*	7,484	584,426
Privia Health Group, Inc.*	15,632	305,606
Progyny, Inc.*	11,222	193,580
Protagonist Therapeutics, Inc.*	9,027	348,442
QuidelOrtho Corp.*	9,985	444,832
RadNet, Inc.*	9,868	689,181
Schrodinger, Inc.*	8,395	161,940
Select Medical Hldgs. Corp.	15,828	298,358
Simulations Plus, Inc.	2,463	68,693
STAAR Surgical Co.*	7,465	181,325
Supernus Pharmaceuticals, Inc.*	8,365	302,478
Tandem Diabetes Care, Inc.*	9,949	358,363
TG Therapeutics, Inc.*	20,219	608,592
TransMedics Group, Inc.*	5,083	316,925
UFP Technologies, Inc.*	1,105	270,184
US Physical Therapy, Inc.	2,287	202,880
Vericel Corp.*	7,476	410,507
Vir Biotechnology, Inc.*	13,977	102,591
Xencor, Inc.*	10,600	243,588

		22,952,565

INDUSTRIALS (17.3%)
AAR Corp.*	5,343	327,419
ABM Industries, Inc.	9,512	486,824
AeroVironment, Inc.*	4,243	652,955
Air Lease Corp. Cl A	15,691	756,463
Alamo Group, Inc.	1,572	292,251
Alaska Air Group, Inc.*	19,229	1,245,078
Albany International Corp. Cl A	4,742	379,218

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Allegiant Travel Co.	2,204	$207,440
Amentum Hldgs., Inc.*	18,796	395,280
American Woodmark Corp.*	2,348	186,736
Apogee Enterprises, Inc.	3,324	237,367
ArcBest Corp.	3,545	330,819
Arcosa, Inc.	7,389	714,812
Armstrong World Industries, Inc.	6,603	933,202
Astec Industries, Inc.	3,455	116,088
AZZ, Inc.	4,526	370,770
Barnes Group, Inc.	6,945	328,221
Boise Cascade Co.	5,818	691,527
Brady Corp. Cl A	6,673	492,801
CoreCivic, Inc.*	16,704	363,145
CSG Systems International, Inc.	4,219	215,633
CSW Industrials, Inc.	2,547	898,582
Deluxe Corp.	6,707	151,511
DNOW, Inc.*	16,034	208,602
DXP Enterprises, Inc.*	1,926	159,126
Dycom Industries, Inc.*	4,409	767,431
Enerpac Tool Group Corp. Cl A	8,210	337,349
Enpro, Inc.	3,180	548,391
Enviri Corp.*	12,139	93,470
ESCO Technologies, Inc.	3,902	519,785
Everus Construction Group, Inc.*	7,722	507,721
Federal Signal Corp.	9,257	855,254
Forward Air Corp.*	3,026	97,588
Franklin Electric Co., Inc.	5,952	580,022
Gates Industrial Corp. PLC*	34,340	706,374
GEO Group, Inc.*	20,614	576,780
Gibraltar Industries, Inc.*	4,596	270,704
GMS, Inc.*	5,951	504,823
Granite Construction, Inc.	6,622	580,816
Greenbrier Cos., Inc.	4,750	289,703
Griffon Corp.	6,013	428,547
Hayward Hldgs., Inc.*	21,538	329,316
Healthcare Svcs. Group, Inc.*	11,102	128,950
Heartland Express, Inc.	6,540	73,379
Heidrick & Struggles International, Inc.	3,092	137,007
Hertz Global Hldgs., Inc.*	18,583	68,014
Hillenbrand, Inc.	10,638	327,438
HNI Corp.	7,241	364,729
Hub Group, Inc. Cl A	9,209	410,353
Insteel Industries, Inc.	2,947	79,598
Interface, Inc. Cl A	8,832	215,059
JetBlue Airways Corp.*	45,189	355,186
John Bean Technologies Corp.	4,824	613,130
Kennametal, Inc.	11,774	282,811
Korn Ferry	7,879	531,439
Lindsay Corp.	1,643	194,383
Liquidity Svcs., Inc.*	3,377	109,043
Marten Transport Ltd.	8,760	136,744

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Masterbrand, Inc.*	19,254	$281,301
Matson, Inc.	5,031	678,380
Matthews International Corp. Cl A	4,635	128,297
Mercury Systems, Inc.*	7,679	322,518
MillerKnoll, Inc.	10,478	236,698
Moog, Inc. Cl A	4,358	857,829
MYR Group, Inc.*	2,443	363,445
National Presto Industries, Inc.	775	76,276
NV5 Global, Inc.*	7,886	148,572
OPENLANE, Inc.*	16,185	321,110
Pitney Bowes, Inc.	23,945	173,362
Powell Industries, Inc.	1,417	314,078
Proto Labs, Inc.*	3,713	145,141
Quanex Building Products Corp.	7,122	172,637
Resideo Technologies, Inc.*	22,264	513,185
Robert Half, Inc.	15,374	1,083,252
Rush Enterprises, Inc. Cl A	9,441	517,272
RXO, Inc.*	21,190	505,170
Schneider National, Inc. Cl B	7,120	208,474
SkyWest, Inc.*	6,108	611,594
SPX Technologies, Inc.*	7,023	1,021,987
Standex International Corp.	1,830	342,192
Sun Country Airlines Hldgs., Inc.*	5,935	86,532
Sunrun, Inc.*	33,983	314,343
Tennant Co.	2,859	233,094
Titan International, Inc.*	7,269	49,357
Trinity Industries, Inc.	12,446	436,855
Triumph Group, Inc.*	11,717	218,639
UniFirst Corp.	2,274	389,059
Verra Mobility Corp. Cl A*	24,965	603,654
Vestis Corp.	17,328	264,079
Viad Corp.*	3,212	136,542
Vicor Corp.*	3,491	168,685
Wabash National Corp.	6,565	112,458
Werner Enterprises, Inc.	9,363	336,319
Zurn Elkay Water Solutions Corp.	21,595	805,494

		36,341,087

INFORMATION TECHNOLOGY (11.8%)
A10 Networks, Inc.	11,179	205,694
ACI Worldwide, Inc.*	15,889	824,798
Adeia, Inc.	16,552	231,397
Advanced Energy Industries, Inc.	5,707	659,900
Agilysys, Inc.*	3,388	446,233
Alarm.com Hldgs., Inc.*	7,488	455,270
Alpha & Omega Semiconductor Ltd.*	3,606	133,530
Arlo Technologies, Inc.*	15,200	170,088
Axcelis Technologies, Inc.*	4,924	344,040
Badger Meter, Inc.	4,456	945,207
Benchmark Electronics, Inc.	5,453	247,566

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Blackline, Inc.*	7,857	$477,391
Box, Inc. Cl A*	21,696	685,594
Calix, Inc.*	8,940	311,738
CEVA, Inc.*	3,579	112,917
Clear Secure, Inc. Cl A	14,241	379,380
Cohu, Inc.*	7,061	188,529
Corsair Gaming, Inc.*	6,820	45,080
CTS Corp.	4,562	240,554
Digi International, Inc.*	5,517	166,779
DigitalOcean Hldgs., Inc.*	9,645	328,605
Diodes, Inc.*	7,019	432,862
DoubleVerify Hldgs., Inc.*	21,269	408,577
DXC Technology Co.*	27,422	547,892
ePlus, Inc.*	4,019	296,924
Extreme Networks, Inc.*	20,015	335,051
FormFactor, Inc.*	11,733	516,252
Grid Dynamics Hldgs., Inc.*	9,346	207,855
Harmonic, Inc.*	17,652	233,536
Ichor Hldgs. Ltd.*	5,110	164,644
Impinj, Inc.*	3,470	504,052
Insight Enterprises, Inc.*	4,138	629,390
InterDigital, Inc.	3,840	743,885
Itron, Inc.*	6,831	741,710
Knowles Corp.*	13,341	265,886
Kulicke & Soffa Industries, Inc.	8,161	380,792
LiveRamp Hldgs., Inc.*	9,887	300,268
MARA Hldgs., Inc.*	48,750	817,537
MaxLinear, Inc. Cl A*	11,629	230,022
N-able, Inc.*	10,693	99,873
NCR Voyix Corp.*	22,111	306,016
NetScout Systems, Inc.*	10,863	235,293
OSI Systems, Inc.*	2,355	394,298
PC Connection, Inc.	1,872	129,673
PDF Solutions, Inc.*	4,699	127,249
Penguin Solutions, Inc.*	8,072	154,902
Photronics, Inc.*	9,597	226,105
Plexus Corp.*	4,125	645,480
Progress Software Corp.	6,500	423,475
Qorvo, Inc.*	14,318	1,001,258
Rogers Corp.*	2,573	261,443
Sanmina Corp.*	8,278	626,396
ScanSource, Inc.*	3,320	157,534
Semtech Corp.*	12,778	790,319
SiTime Corp.*	2,866	614,843
SolarEdge Technologies, Inc.*	8,778	119,381
SolarWinds Corp.	8,268	117,819
Sprinklr, Inc. Cl A*	16,806	142,011
SPS Commerce, Inc.*	5,690	1,046,903
TTM Technologies, Inc.*	15,447	382,313
Ultra Clean Hldgs., Inc.*	6,826	245,395
Veeco Instruments, Inc.*	8,601	230,507
Viasat, Inc.*	12,837	109,243
Viavi Solutions, Inc.*	33,600	339,360
Vishay Intertechnology, Inc.	17,057	288,946
Wolfspeed, Inc.*	19,345	128,838

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Xerox Hldgs. Corp.	17,522	$147,710

		24,850,008

MATERIALS (4.3%)
AdvanSix, Inc.	4,050	115,385
Alpha Metallurgical Resources, Inc.*	1,657	331,599
Arch Resources, Inc.	2,744	387,508
ATI, Inc.*	21,607	1,189,249
Balchem Corp.	4,925	802,750
Century Aluminum Co.*	7,872	143,428
Hawkins, Inc.	2,883	353,658
HB Fuller Co.	8,275	558,397
Ingevity Corp.*	5,507	224,410
Innospec, Inc.	3,779	415,917
Kaiser Aluminum Corp.	2,415	169,702
Koppers Hldgs., Inc.	3,071	99,500
Materion Corp.	3,144	310,879
Mativ Hldgs., Inc.	8,231	89,718
Metallus, Inc.*	5,665	80,046
Minerals Technologies, Inc.	4,831	368,171
MP Materials Corp.*	18,295	285,402
O-I Glass, Inc.*	23,426	253,938
Quaker Chemical Corp.	2,075	292,077
Sealed Air Corp.	22,070	746,628
Sensient Technologies Corp.	6,417	457,275
Stepan Co.	3,204	207,299
SunCoke Energy, Inc.	12,739	136,307
Sylvamo Corp.	5,218	412,326
Warrior Met Coal, Inc.	7,925	429,852
Worthington Steel, Inc.	5,307	168,869

		9,030,290

REAL ESTATE (7.4%)
Acadia Realty Trust	18,125	437,900
Alexander & Baldwin, Inc.	11,003	195,193
American Assets Trust, Inc.	7,196	188,967
Apple Hospitality REIT, Inc.	33,800	518,830
Armada Hoffler Properties, Inc.	12,071	123,486
Brandywine Realty Trust	26,156	146,474
CareTrust REIT, Inc.	28,374	767,517
Centerspace	2,510	166,036
Curbline Properties Corp.	14,321	332,534
Cushman & Wakefield PLC*	34,763	454,700
DiamondRock Hospitality Co.	31,446	283,957
Douglas Emmett, Inc.	25,363	470,737
Easterly Government Properties, Inc. Cl A	15,046	170,923
Elme Communities	13,332	203,580
Essential Properties Realty Trust, Inc.	26,559	830,765
eXp World Hldgs., Inc.	12,793	147,247
Four Corners Property Trust, Inc.	14,653	397,682
Getty Realty Corp.	7,667	231,007
Global Net Lease, Inc.	30,001	219,007
Highwoods Properties, Inc.	16,060	491,115

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Innovative Industrial Properties, Inc. Cl A	4,292	$286,019
JBG SMITH Properties	12,797	196,690
Kennedy-Wilson Hldgs., Inc.	17,901	178,831
LTC Properties, Inc.	6,856	236,875
LXP Industrial Trust	44,612	362,249
Macerich Co.	37,191	740,845
Marcus & Millichap, Inc.	3,647	139,534
Medical Properties Trust, Inc.	90,948	359,245
NexPoint Residential Trust, Inc.	3,348	139,779
Outfront Media, Inc.	20,869	370,216
Pebblebrook Hotel Trust	18,131	245,675
Phillips Edison & Co., Inc.	18,572	695,707
Retail Opportunity Investments Corp.	19,358	336,055
Safehold, Inc.	6,926	127,992
Saul Centers, Inc.	1,831	71,043
SITE Centers Corp.	7,148	109,293
SL Green Realty Corp.	10,706	727,152
St Joe Co.	5,750	258,347
Summit Hotel Properties, Inc.	16,423	112,498
Sunstone Hotel Investors, Inc.	30,433	360,327
Tanger, Inc.	16,767	572,258
Terreno Realty Corp.	15,107	893,428

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Uniti Group, Inc.	36,979	$203,384
Universal Health Realty Income Trust	1,931	71,852
Urban Edge Properties	18,915	406,672
Veris Residential, Inc.	12,244	203,618
Whitestone REIT Cl B	6,751	95,662
Xenia Hotels & Resorts, Inc.	15,424	229,201

		15,508,104

UTILITIES (2.1%)
American States Water Co.	5,725	444,947
Avista Corp.	11,994	439,340
California Water Svc. Group	9,008	408,333
Chesapeake Utilities Corp.	3,450	418,657
Clearway Energy, Inc. Cl A	5,244	128,216
Clearway Energy, Inc. Cl C	12,548	326,248
MDU Resources Group, Inc.	30,885	556,548
MGE Energy, Inc.	5,485	515,371
Middlesex Water Co.	2,705	142,364
Northwest Natural Hldg. Co.	6,079	240,485
Otter Tail Corp.	6,337	467,924
SJW Group	4,583	225,575
Unitil Corp.	2,453	132,928

		4,446,936

TOTAL COMMON STOCKS
(Cost: $188,784,219)		209,648,431

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit	3.58	01/02/25	$154,287	$154,287

TOTAL TEMPORARY CASH INVESTMENT (Cost: $154,287)				154,287

TOTAL INVESTMENTS (Cost: $188,938,506) 99.9%				209,802,718

OTHER NET ASSETS 0.1%				231,219

NET ASSETS 100.0%				$210,033,937

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

†	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (97.1%):
COMMUNICATION SERVICES (1.7%)
Take-Two Interactive Software, Inc.*	19,040	$3,504,883

CONSUMER DISCRETIONARY (8.0%)
Ollie’s Bargain Outlet Hldgs., Inc.*	22,582	2,477,923
Taylor Morrison Home Corp. Cl A*	63,369	3,878,816
Tractor Supply Co.	45,915	2,436,250
Vail Resorts, Inc.	22,413	4,201,317
Wyndham Hotels & Resorts, Inc.	40,573	4,089,353

		17,083,659

CONSUMER STAPLES (5.2%)
Kenvue, Inc.	110,318	2,355,289
Lamb Weston Hldgs., Inc.	70,175	4,689,795
Performance Food Group Co.*	47,979	4,056,625

		11,101,709

ENERGY (6.8%)
Baker Hughes Co. Cl A	130,170	5,339,573
Devon Energy Corp.	92,957	3,042,482
MPLX LP	46,930	2,246,070
Williams Cos., Inc.	72,439	3,920,399

		14,548,524

FINANCIALS (17.2%)
American Financial Group, Inc.	39,644	5,428,453
Ameriprise Financial, Inc.	10,003	5,325,897
Arch Capital Group Ltd.	36,963	3,413,533
East West Bancorp, Inc.	41,546	3,978,445
Fifth Third Bancorp	59,576	2,518,873
Hartford Financial Svcs. Group, Inc.	27,745	3,035,303
Janus Henderson Group PLC	75,206	3,198,511
M&T Bank Corp.	15,616	2,935,964
Reinsurance Group of America, Inc.	17,443	3,726,348
Shift4 Payments, Inc. Cl A*	20,207	2,097,083
Starwood Property Trust, Inc.	55,173	1,045,529

		36,703,939

HEALTH CARE (7.3%)
Agilent Technologies, Inc.	10,589	1,422,526
Bio-Techne Corp.	21,576	1,554,119
Centene Corp.*	32,365	1,960,672
Envista Hldgs. Corp.*	94,564	1,824,139
Fortrea Hldgs., Inc.*	56,600	1,055,590
Humana, Inc.	6,636	1,683,620
IQVIA Hldgs., Inc.*	8,063	1,584,460
Neogen Corp.*	85,598	1,039,160
Teleflex, Inc.	19,240	3,424,335

		15,548,621

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (17.9%)
AMETEK, Inc.	19,163	$3,454,322
Applied Industrial Technologies, Inc.	13,557	3,246,495
Builders FirstSource, Inc.*	21,879	3,127,166
Carlisle Cos., Inc.	11,305	4,169,736
Clean Harbors, Inc.*	18,055	4,155,178
Crane Co.	29,420	4,464,485
Dover Corp.	20,724	3,887,823
First Advantage Corp.*	202,196	3,787,131
KBR, Inc.	31,238	1,809,617
Mueller Industries, Inc.	45,937	3,645,560
Veralto Corp.	24,165	2,461,205

		38,208,718

INFORMATION TECHNOLOGY (7.3%)
Amphenol Corp. Cl A	33,121	2,300,253
Ciena Corp.*	24,252	2,056,812
MKS Instruments, Inc.	17,209	1,796,447
ON Semiconductor Corp.*	24,031	1,515,155
PTC, Inc.*	7,980	1,467,283
Teledyne Technologies, Inc.*	8,467	3,929,789
Vontier Corp.	69,608	2,538,604

		15,604,343

MATERIALS (6.7%)
Ashland, Inc.	56,087	4,007,977
Axalta Coating Systems Ltd.*	59,138	2,023,702
Crown Hldgs., Inc.	70,434	5,824,188
FMC Corp.	47,207	2,294,732

		14,150,599

REAL ESTATE (8.5%)
Alexandria Real Estate Equities, Inc.	12,252	1,195,183
Camden Property Trust	20,525	2,381,721
Gaming & Leisure Properties, Inc.	68,953	3,320,776
Healthpeak Properties, Inc.	146,065	2,960,738
Sun Communities, Inc.	14,639	1,800,158
Terreno Realty Corp.	24,760	1,464,306
Ventas, Inc.	38,905	2,291,115
Weyerhaeuser Co.	97,290	2,738,714

		18,152,711

UTILITIES (10.5%)
Ameren Corp.	41,932	3,737,818
Atmos Energy Corp.	16,987	2,365,779
Entergy Corp.	48,916	3,708,811
Evergy, Inc.	83,481	5,138,256
PPL Corp.	65,649	2,130,967
Public Svc. Enterprise Group, Inc.	62,417	5,273,612

		22,355,243

TOTAL COMMON STOCKS
(Cost: $178,646,853)		206,962,949

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (2.6%):
U.S. GOVERNMENT (2.6%)
U.S. Treasury Bill	A-1+	4.24	01/21/25	$1,500,000	$1,496,478
U.S. Treasury Bill	A-1+	4.40	01/28/25	4,000,000	3,986,875

					5,483,353

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,483,353)					5,483,353

TEMPORARY CASH INVESTMENT (0.2%)
JP Morgan Chase, New York Time Deposit		3.58	01/02/25	351,773	351,773

TOTAL TEMPORARY CASH INVESTMENT (Cost: $351,773)					351,773

TOTAL INVESTMENTS (Cost: $184,481,979) 99.9%					212,798,075

OTHER NET ASSETS 0.1%					255,199

NET ASSETS 100.0%					$213,053,274

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (98.7%):
COMMUNICATION SERVICES (1.4%)
Frontier Communications Parent, Inc.*	115,867	$4,020,585
Iridium Communications, Inc.	59,521	1,727,299
New York Times Co. Cl A	85,310	4,440,385
Nexstar Media Group, Inc. Cl A	15,246	2,408,411
TKO Group Hldgs., Inc. Cl A*	34,789	4,943,865
Warner Music Group Corp. Cl A	74,032	2,294,992
ZoomInfo Technologies, Inc. Cl A*	141,819	1,490,518

		21,326,055

CONSUMER DISCRETIONARY (14.1%)
Abercrombie & Fitch Co. Cl A*	26,704	3,991,447
Aramark	137,733	5,138,818
Autoliv, Inc.	37,879	3,552,671
AutoNation, Inc.*	13,680	2,323,411
Boyd Gaming Corp.	34,659	2,514,164
Brunswick Corp.	34,497	2,231,266
Burlington Stores, Inc.*	32,927	9,386,171
Capri Hldgs. Ltd.*	61,636	1,298,054
Chewy, Inc. Cl A*	86,152	2,885,230
Choice Hotels International, Inc.	11,680	1,658,326
Churchill Downs, Inc.	38,425	5,131,274
Columbia Sportswear Co.	16,745	1,405,408
Crocs, Inc.*	30,471	3,337,489
Dick’s Sporting Goods, Inc.	30,240	6,920,122
Duolingo, Inc. Cl A*	19,812	6,423,645
Five Below, Inc.*	28,757	3,018,335
Floor & Decor Hldgs., Inc. Cl A*	56,061	5,589,282
GameStop Corp. Cl A*	212,430	6,657,556
Gap, Inc.	116,078	2,742,923
Gentex Corp.	118,904	3,416,112
Goodyear Tire & Rubber Co.*	148,959	1,340,631
Graham Hldgs. Co. Cl B	1,762	1,536,323
Grand Canyon Education, Inc.*	15,028	2,461,586
H&R Block, Inc.	71,650	3,785,986
Harley-Davidson, Inc.	59,912	1,805,149
Hilton Grand Vacations, Inc.*	32,440	1,263,538
Hyatt Hotels Corp. Cl A	22,110	3,470,828
KB Home	36,825	2,420,139
Lear Corp.	28,411	2,690,522
Light & Wonder, Inc. Cl A*	46,169	3,988,078
Lithia Motors, Inc. Cl A	13,927	4,977,928
Macy’s, Inc.	145,013	2,455,070
Marriott Vacations Worldwide Corp.	16,792	1,507,922

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Mattel, Inc.*	176,135	$3,122,874
Murphy USA, Inc.	9,634	4,833,859
Nordstrom, Inc.	50,652	1,223,246
Ollie’s Bargain Outlet Hldgs., Inc.*	32,073	3,519,370
Penske Automotive Group, Inc.	9,774	1,489,949
Planet Fitness, Inc. Cl A*	44,011	4,351,368
Polaris, Inc.	27,407	1,579,191
PVH Corp.	29,180	3,085,785
RH*	7,827	3,080,629
Service Corp. International	75,614	6,035,509
Skechers USA, Inc. Cl A*	68,799	4,626,045
Taylor Morrison Home Corp. Cl A*	54,100	3,311,461
Tempur Sealy International, Inc.	90,785	5,146,602
Texas Roadhouse, Inc. Cl A	34,878	6,293,037
Thor Industries, Inc.	27,763	2,657,197
Toll Brothers, Inc.	52,790	6,648,900
TopBuild Corp.*	15,330	4,772,842
Travel + Leisure Co.	35,763	1,804,243
Under Armour, Inc. Cl A*	98,718	817,385
Under Armour, Inc. Cl C*	67,783	505,661
Vail Resorts, Inc.	19,586	3,671,396
Valvoline, Inc.*	67,372	2,437,519
Visteon Corp.*	14,439	1,281,028
Wendy’s Co.	89,520	1,459,176
Whirlpool Corp.	28,827	3,300,115
Williams-Sonoma, Inc.	66,052	12,231,509
Wingstop, Inc.	15,273	4,340,587
Wyndham Hotels & Resorts, Inc.	40,669	4,099,028
YETI Hldgs., Inc.*	44,347	1,707,803

		216,758,718

CONSUMER STAPLES (4.4%)
BellRing Brands, Inc.*	67,569	5,090,649
BJ’s Wholesale Club Hldgs., Inc.*	69,317	6,193,474
Boston Beer Co., Inc. Cl A*	4,499	1,349,610
Casey’s General Stores, Inc.	19,404	7,688,447
Celsius Hldgs., Inc.*	82,327	2,168,493
Coca-Cola Consolidated, Inc.	3,081	3,882,029
Coty, Inc. Cl A*	191,012	1,329,444
Darling Ingredients, Inc.*	83,151	2,801,357
elf Beauty, Inc.*	29,450	3,697,448
Flowers Foods, Inc.	102,395	2,115,481
Ingredion, Inc.	34,065	4,685,981
Lancaster Colony Corp.	10,088	1,746,636
Performance Food Group Co.*	81,456	6,887,105

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Pilgrim’s Pride Corp.*	21,074	$956,549
Post Hldgs., Inc.*	24,753	2,833,228
Sprouts Farmers Market, Inc.*	52,276	6,642,711
US Foods Hldg. Corp.*	121,783	8,215,481

		68,284,123

ENERGY (4.5%)
Antero Midstream Corp.	176,148	2,658,073
Antero Resources Corp.*	152,919	5,359,811
ChampionX Corp.	99,595	2,707,988
Chord Energy Corp.	31,960	3,736,763
Civitas Resources, Inc.	46,422	2,129,377
CNX Resources Corp.*	78,041	2,861,763
DT Midstream, Inc.	50,794	5,050,447
Expand Energy Corp.	109,916	10,942,138
HF Sinclair Corp.	83,613	2,930,636
Matador Resources Co.	60,666	3,413,069
Murphy Oil Corp.	71,674	2,168,855
NOV, Inc.	203,418	2,969,903
Ovintiv, Inc.	136,101	5,512,091
PBF Energy, Inc. Cl A	51,160	1,358,298
Permian Resources Corp. Cl A	332,708	4,784,341
Range Resources Corp.	126,160	4,539,237
Valaris Ltd.*	34,207	1,513,318
Viper Energy, Inc. Cl A	53,837	2,641,782
Weatherford International PLC	37,984	2,720,794

		69,998,684

FINANCIALS (17.8%)
Affiliated Managers Group, Inc.	15,801	2,921,921
Ally Financial, Inc.	143,377	5,163,006
American Financial Group, Inc.	37,736	5,167,190
Annaly Capital Management, Inc.	293,060	5,362,998
Associated Banc-Corp.	84,129	2,010,683
Bank OZK	55,159	2,456,230
Brighthouse Financial, Inc.*	31,031	1,490,729
Cadence Bank	95,657	3,295,384
Carlyle Group, Inc.	110,329	5,570,511
CNO Financial Group, Inc.	53,959	2,007,814
Columbia Banking System, Inc.	109,545	2,958,810
Comerica, Inc.	68,756	4,252,559
Commerce Bancshares, Inc.	64,056	3,991,329
Cullen/Frost Bankers, Inc.	33,528	4,501,134
East West Bancorp, Inc.	72,476	6,940,302
Equitable Hldgs., Inc.	163,816	7,727,201
Essent Group Ltd.	55,529	3,022,999
Euronet Worldwide, Inc.*	21,591	2,220,418
Evercore, Inc. Cl A	18,510	5,130,787

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Federated Hermes, Inc. Cl B	40,737	$1,674,698
Fidelity National Financial, Inc.	135,908	7,629,875
First American Financial Corp.	53,851	3,362,456
First Financial Bankshares, Inc.	67,243	2,424,110
First Horizon Corp.	277,162	5,582,043
FirstCash Hldgs., Inc.	20,355	2,108,778
Flagstar Financial, Inc.	158,429	1,478,143
FNB Corp.	187,995	2,778,566
Glacier Bancorp, Inc.	59,285	2,977,293
Hamilton Lane, Inc. Cl A	21,837	3,232,968
Hancock Whitney Corp.	44,994	2,462,072
Hanover Insurance Group, Inc.	18,838	2,913,485
Home BancShares, Inc.	96,659	2,735,450
Houlihan Lokey, Inc. Cl A	28,015	4,865,085
Interactive Brokers Group, Inc. Cl A	56,923	10,056,586
International Bancshares Corp.	27,967	1,766,396
Janus Henderson Group PLC	66,500	2,828,245
Jefferies Financial Group, Inc.	84,875	6,654,200
Kemper Corp.	31,475	2,091,199
Kinsale Capital Group, Inc.	11,566	5,379,694
MGIC Investment Corp.	132,462	3,140,674
Morningstar, Inc.	14,124	4,756,398
Old National Bancorp	166,761	3,619,548
Old Republic International Corp.	121,958	4,413,660
Pinnacle Financial Partners, Inc.	40,012	4,576,973
Primerica, Inc.	17,447	4,735,465
Prosperity Bancshares, Inc.	49,805	3,752,807
Reinsurance Group of America, Inc. Cl A	34,434	7,356,135
RenaissanceRe Hldgs. Ltd.	27,155	6,756,436
RLI Corp.	21,799	3,593,129
Ryan Specialty Hldgs., Inc. Cl A	55,625	3,568,900
SEI Investments Co.	51,221	4,224,708
Selective Insurance Group, Inc.	31,783	2,972,346
Shift4 Payments, Inc. Cl A*	35,898	3,725,494
SLM Corp.	111,009	3,061,628
SouthState Corp.	39,886	3,967,859
Starwood Property Trust, Inc.	167,456	3,173,291
Stifel Financial Corp.	53,512	5,676,553

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Synovus Financial Corp.	74,064	$3,794,299
Texas Capital Bancshares, Inc.*	24,160	1,889,312
UMB Financial Corp.	23,216	2,620,158
United Bankshares, Inc.	70,529	2,648,364
Unum Group	87,834	6,414,517
Valley National Bancorp	248,220	2,248,873
Voya Financial, Inc.	50,304	3,462,424
Webster Financial Corp.	89,614	4,948,485
Western Alliance Bancorp	57,022	4,763,618
Western Union Co.	176,605	1,872,013
WEX, Inc.*	20,799	3,646,481
Wintrust Financial Corp.	34,762	4,335,169
Zions Bancorporation	77,224	4,189,402

		275,098,466

HEALTH CARE (9.2%)
Acadia Healthcare Co., Inc.*	48,561	1,925,444
Amedisys, Inc.*	17,122	1,554,506
Arrowhead Pharmaceuticals, Inc.*	64,993	1,221,868
Avantor, Inc.*	355,832	7,497,380
BioMarin Pharmaceutical, Inc.*	99,638	6,549,206
Bio-Rad Laboratories, Inc. Cl A*	10,066	3,306,782
Bruker Corp.	57,857	3,391,577
Chemed Corp.	7,834	4,150,453
Cytokinetics, Inc.*	61,698	2,902,274
DENTSPLY SIRONA, Inc.	103,925	1,972,496
Doximity, Inc. Cl A*	66,990	3,576,596
Encompass Health Corp.	52,673	4,864,352
Enovis Corp.*	29,212	1,281,823
Ensign Group, Inc.	29,750	3,952,585
Envista Hldgs. Corp.*	89,974	1,735,598
Exelixis, Inc.*	149,303	4,971,790
Globus Medical, Inc. Cl A*	59,462	4,918,102
Haemonetics Corp.*	26,258	2,050,225
Halozyme Therapeutics, Inc.*	66,515	3,180,082
HealthEquity, Inc.*	45,653	4,380,405
Illumina, Inc.*	82,918	11,080,332
Jazz Pharmaceuticals PLC*	31,607	3,892,402
Lantheus Hldgs., Inc.*	36,349	3,251,782
LivaNova PLC*	28,389	1,314,695
Masimo Corp.*	23,233	3,840,415
Medpace Hldgs., Inc.*	13,324	4,426,632
Neogen Corp.*	103,095	1,251,573
Neurocrine Biosciences, Inc.*	52,932	7,225,218
Option Care Health, Inc.*	88,973	2,064,174
Penumbra, Inc.*	20,065	4,765,036
Perrigo Co. PLC	71,325	1,833,766
Repligen Corp.*	27,230	3,919,486
Roivant Sciences Ltd.*	224,543	2,656,344

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Sarepta Therapeutics, Inc.*	49,938	$6,071,961
Sotera Health Co.*	79,963	1,093,894
Tenet Healthcare Corp.*	49,718	6,275,903
United Therapeutics Corp.*	23,340	8,235,286

		142,582,443

INDUSTRIALS (21.1%)
AAON, Inc.	35,270	4,150,574
Acuity Brands, Inc.	15,979	4,667,945
Advanced Drainage Systems, Inc.	36,888	4,264,253
AECOM	70,091	7,487,121
AGCO Corp.	32,390	3,027,817
American Airlines Group, Inc.*	343,554	5,988,146
Applied Industrial Technologies, Inc.	20,100	4,813,347
Avis Budget Group, Inc.*	8,819	710,900
Brink’s Co.	22,818	2,116,826
BWX Technologies, Inc.	47,807	5,325,222
CACI International, Inc. Cl A*	11,715	4,733,563
Carlisle Cos., Inc.	23,632	8,716,427
Chart Industries, Inc.*	21,984	4,195,426
Clean Harbors, Inc.*	26,488	6,095,948
CNH Industrial NV	457,087	5,178,796
Comfort Systems USA, Inc.	18,550	7,866,313
Concentrix Corp.	24,400	1,055,788
Core & Main, Inc. Cl A*	100,717	5,127,502
Crane Co.	25,433	3,859,458
Curtiss-Wright Corp.	19,840	7,040,621
Donaldson Co., Inc.	62,606	4,216,514
EMCOR Group, Inc.	24,051	10,916,749
EnerSys	20,819	1,924,300
Esab Corp.	29,706	3,562,938
ExlService Hldgs., Inc.*	84,111	3,732,846
Exponent, Inc.	26,539	2,364,625
Flowserve Corp.	68,684	3,950,704
Fluor Corp.*	89,670	4,422,524
Fortune Brands Innovations, Inc.	64,946	4,437,760
FTI Consulting, Inc.*	18,467	3,529,598
GATX Corp.	18,581	2,879,312
Genpact Ltd.	84,828	3,643,363
Graco, Inc.	88,276	7,440,784
GXO Logistics, Inc.*	62,466	2,717,271
Hexcel Corp.	42,349	2,655,282
Insperity, Inc.	18,568	1,439,206
ITT, Inc.	42,610	6,088,117
KBR, Inc.	69,660	4,035,404
Kirby Corp.*	30,010	3,175,058
Knight-Swift Transportation Hldgs., Inc. Cl A	84,639	4,489,253
Landstar System, Inc.	18,472	3,174,598

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Lincoln Electric Hldgs., Inc.	29,501	$5,530,552
ManpowerGroup, Inc.	24,539	1,416,391
MasTec, Inc.*	32,186	4,381,802
Maximus, Inc.	31,461	2,348,564
Middleby Corp.*	28,123	3,809,260
MSA Safety, Inc.	20,551	3,406,739
MSC Industrial Direct Co., Inc. Cl A	23,382	1,746,402
Mueller Industries, Inc.	59,461	4,718,825
NEXTracker, Inc. Cl A*	75,096	2,743,257
nVent Electric PLC	86,168	5,873,211
Oshkosh Corp.	34,016	3,233,901
Owens Corning	44,849	7,638,682
Parsons Corp.*	24,427	2,253,391
Paylocity Hldg. Corp.*	22,733	4,534,551
RB Global, Inc.	96,414	8,697,507
RBC Bearings, Inc.*	16,330	4,884,956
Regal Rexnord Corp.	34,625	5,371,376
Ryder System, Inc.	22,110	3,468,175
Saia, Inc.*	13,904	6,336,470
Science Applications International Corp.	25,890	2,893,984
Sensata Technologies Hldg. PLC	78,195	2,142,543
Simpson Manufacturing Co., Inc.	22,043	3,655,391
Terex Corp.	34,923	1,614,141
Tetra Tech, Inc.	139,965	5,576,206
Timken Co.	33,358	2,380,760
Toro Co.	53,649	4,297,285
Trex Co., Inc.*	56,017	3,866,853
UFP Industries, Inc.	31,748	3,576,412
Valmont Industries, Inc.	10,475	3,212,368
Watsco, Inc.	18,209	8,629,063
Watts Water Technologies, Inc. Cl A	14,314	2,910,036
WESCO International, Inc.	23,314	4,218,901
Woodward, Inc.	31,190	5,190,640
XPO, Inc.*	60,856	7,981,264

		325,758,058

INFORMATION TECHNOLOGY (10.5%)
Allegro MicroSystems, Inc.*	68,295	1,492,929
Altair Engineering, Inc. Cl A*	31,252	3,409,906
Amkor Technology, Inc.	59,312	1,523,725
Appfolio, Inc. Cl A*	12,066	2,976,923
Arrow Electronics, Inc.*	27,495	3,110,234
ASGN, Inc.*	23,109	1,925,904
Aspen Technology, Inc.*	13,888	3,466,861
Avnet, Inc.	45,454	2,378,153
Belden, Inc.	21,089	2,374,832
BILL Hldgs., Inc.*	49,780	4,216,864
Blackbaud, Inc.*	20,493	1,514,843
Ciena Corp.*	75,507	6,403,749

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cirrus Logic, Inc.*	27,783	$2,766,631
Cognex Corp.	89,669	3,215,530
Coherent Corp.*	80,859	7,659,773
Commvault Systems, Inc.*	22,860	3,449,803
Crane NXT Co.	25,708	1,496,720
DocuSign, Inc. Cl A*	106,117	9,544,163
Dolby Laboratories, Inc. Cl A	31,199	2,436,642
Dropbox, Inc. Cl A*	116,372	3,495,815
Dynatrace, Inc.*	156,050	8,481,317
Fabrinet*	18,961	4,169,145
Flex Ltd.*	202,738	7,783,112
IPG Photonics Corp.*	14,019	1,019,462
Kyndryl Hldgs., Inc.*	121,433	4,201,582
Lattice Semiconductor Corp.*	72,132	4,086,278
Littelfuse, Inc.	12,973	3,057,087
Lumentum Hldgs., Inc.*	35,917	3,015,232
MACOM Technology Solutions Hldgs., Inc.*	30,281	3,933,805
Manhattan Associates, Inc.*	31,931	8,629,033
MKS Instruments, Inc.	35,184	3,672,858
Novanta, Inc.*	18,779	2,868,868
Onto Innovation, Inc.*	25,822	4,303,753
Power Integrations, Inc.	29,729	1,834,279
Pure Storage, Inc. Cl A*	162,754	9,997,978
Qualys, Inc.*	19,130	2,682,409
Rambus, Inc.*	55,719	2,945,306
Silicon Laboratories, Inc.*	16,964	2,107,268
Synaptics, Inc.*	20,942	1,598,293
TD SYNNEX Corp.	39,592	4,643,350
Teradata Corp.*	50,033	1,558,528
Universal Display Corp.	23,076	3,373,711
Vontier Corp.	78,527	2,863,880

		161,686,534

MATERIALS (6.3%)
Alcoa Corp.	135,070	5,102,945
AptarGroup, Inc.	34,789	5,465,352
Arcadium Lithium PLC*	562,350	2,884,855
Ashland, Inc.	25,529	1,824,302
Avient Corp.	47,766	1,951,719
Axalta Coating Systems Ltd.*	114,006	3,901,285
Berry Global Group, Inc.	59,914	3,874,638
Cabot Corp.	28,662	2,617,127
Carpenter Technology Corp.	26,059	4,422,473
Chemours Co.	78,113	1,320,110
Cleveland-Cliffs, Inc.*	253,074	2,378,896
Commercial Metals Co.	59,554	2,953,878
Crown Hldgs., Inc.	61,790	5,109,415
Eagle Materials, Inc.	17,537	4,327,430
Graphic Packaging Hldg. Co.	156,916	4,261,839
Greif, Inc. Cl A	13,514	825,976

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Knife River Corp.*	29,597	$3,008,239
Louisiana-Pacific Corp.	32,681	3,384,117
NewMarket Corp.	4,013	2,120,269
Olin Corp.	60,958	2,060,380
Reliance, Inc.	28,295	7,618,712
Royal Gold, Inc.	34,378	4,532,739
RPM International, Inc.	67,286	8,280,215
Scotts Miracle-Gro Co.	22,279	1,477,989
Silgan Hldgs., Inc.	42,433	2,208,638
Sonoco Products Co.	51,371	2,509,473
United States Steel Corp.	117,721	4,001,337
Westlake Corp.	17,495	2,005,802

		96,430,150

REAL ESTATE (6.8%)
Agree Realty Corp.	54,006	3,804,723
American Homes 4 Rent Cl A	165,851	6,206,144
Brixmor Property Group, Inc.	157,921	4,396,521
COPT Defense Properties	58,797	1,819,767
Cousins Properties, Inc.	87,455	2,679,621
CubeSmart	118,235	5,066,370
EastGroup Properties, Inc.	25,839	4,146,901
EPR Properties	39,592	1,753,134
Equity LifeStyle Properties, Inc.	99,882	6,652,141
First Industrial Realty Trust, Inc.	69,193	3,468,645
Gaming & Leisure Properties, Inc.	143,455	6,908,793
Healthcare Realty Trust, Inc. Cl A	185,278	3,140,462
Independence Realty Trust, Inc.	117,489	2,330,982
Jones Lang LaSalle, Inc.*	24,804	6,278,884
Kilroy Realty Corp.	55,544	2,246,755
Kite Realty Group Trust	114,843	2,898,637
Lamar Advertising Co. Cl A	45,974	5,596,875
National Storage Affiliates Trust	36,672	1,390,235

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
NNN REIT, Inc.	98,040	$4,004,934
Omega Healthcare Investors, Inc.	141,131	5,341,808
Park Hotels & Resorts, Inc.	107,911	1,518,308
PotlatchDeltic Corp.	37,473	1,470,815
Rayonier, Inc.	70,109	1,829,845
Rexford Industrial Realty, Inc.	116,057	4,486,764
Sabra Health Care REIT, Inc.	123,690	2,142,311
STAG Industrial, Inc.	95,262	3,221,761
Vornado Realty Trust	86,715	3,645,498
WP Carey, Inc.	114,416	6,233,384

		104,681,018

UTILITIES (2.6%)
ALLETE, Inc.	30,228	1,958,774
Black Hills Corp.	37,419	2,189,760
Essential Utilities, Inc.	132,083	4,797,255
IDACORP, Inc.	27,850	3,043,448
National Fuel Gas Co.	47,762	2,898,198
New Jersey Resources Corp.	51,846	2,418,616
Northwestern Energy Group, Inc.	32,055	1,713,660
OGE Energy Corp.	105,057	4,333,601
ONE Gas, Inc.	29,619	2,051,116
Ormat Technologies, Inc.	30,023	2,033,158
Portland General Electric Co.	55,133	2,404,902
Southwest Gas Hldgs., Inc.	31,507	2,227,860
Spire, Inc.	30,192	2,047,923
TXNM Energy, Inc.	47,158	2,318,759
UGI Corp.	112,241	3,168,563

		39,605,593

TOTAL COMMON STOCKS
(Cost: $1,197,214,020)		1,522,209,842

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.0%):
U.S. GOVERNMENT (1.0%)
U.S. Treasury Bill	A-1+	4.24	02/27/25	$1,500,000	$1,490,002
U.S. Treasury Bill	A-1+	4.40	01/21/25	10,000,000	9,975,710
U.S. Treasury Bill (1)	A-1+	4.41	04/01/25	2,500,000	2,474,300
U.S. Treasury Bill	A-1+	4.56	01/16/25	2,000,000	1,996,242

					15,936,254

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,934,798)					15,936,254

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit	3.58	01/02/25	$754,729	$754,729

TOTAL TEMPORARY CASH INVESTMENT (Cost: $754,729)				754,729

TOTAL INVESTMENTS (Cost: $1,213,903,547) 99.8%				1,538,900,825

OTHER NET ASSETS 0.2%				2,891,955

NET ASSETS 100.0%				$1,541,792,780

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of December 31, 2024, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
E-mini S&P MidCap 400 Stock Index	58	P	March 2025	$18,250,860	$(710,350)	1.2%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (60.7%):
COMMUNICATION SERVICES (4.8%)
Alphabet, Inc. Cl A	14,513	$2,747,311
AT&T, Inc.	92,507	2,106,385
Comcast Corp. Cl A	41,628	1,562,299
Electronic Arts, Inc.	6,470	946,561
Fox Corp. Cl A	18,521	899,750
T-Mobile US, Inc.	6,021	1,329,015

		9,591,321

CONSUMER DISCRETIONARY (7.3%)
Amazon.com, Inc.*	12,781	2,804,024
AutoZone, Inc.*	302	967,004
Booking Hldgs., Inc.	437	2,171,199
DR Horton, Inc.	7,184	1,004,467
Hilton Worldwide Hldgs., Inc.	3,573	883,103
Home Depot, Inc.	3,922	1,525,619
Ralph Lauren Corp. Cl A	7,367	1,701,630
Tapestry, Inc.	28,786	1,880,589
TJX Cos., Inc.	12,450	1,504,084

		14,441,719

CONSUMER STAPLES (3.4%)
Colgate-Palmolive Co.	15,008	1,364,377
Costco Wholesale Corp.	1,697	1,554,910
Philip Morris International, Inc.	12,505	1,504,977
Walmart, Inc.	25,105	2,268,237

		6,692,501

ENERGY (2.7%)
Baker Hughes Co. Cl A	18,075	741,436
ConocoPhillips	9,608	952,825
Exxon Mobil Corp.	12,624	1,357,964
Valero Energy Corp.	6,306	773,053
Williams Cos., Inc.	26,450	1,431,474

		5,256,752

FINANCIALS (7.5%)
Citigroup, Inc.	17,978	1,265,472
Corpay, Inc.*	4,230	1,431,517
Goldman Sachs Group, Inc.	2,431	1,392,039
JPMorgan Chase & Co.	14,165	3,395,492
KeyCorp.	40,743	698,335
Mastercard, Inc. Cl A	2,118	1,115,275
Morgan Stanley	15,988	2,010,011
U.S. Bancorp	22,323	1,067,709
Visa, Inc. Cl A	8,047	2,543,174

		14,919,024

HEALTH CARE (6.6%)
AbbVie, Inc.	9,825	1,745,903
Bristol-Myers Squibb Co.	11,702	661,865
Cigna Group	3,458	954,892
Elevance Health, Inc.	1,448	534,167
Eli Lilly & Co.	2,591	2,000,252
Gilead Sciences, Inc.	14,821	1,369,016
HCA Healthcare, Inc.	1,487	446,323
Hologic, Inc.*	7,158	516,020
Johnson & Johnson	10,368	1,499,420
McKesson Corp.	2,327	1,326,181

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
UnitedHealth Group, Inc.	4,034	$2,040,639

		13,094,678

INDUSTRIALS (5.6%)
Caterpillar, Inc.	2,867	1,040,033
Deere & Co.	3,703	1,568,961
FedEx Corp.	4,570	1,285,678
GE Vernova, Inc.	4,327	1,423,280
General Electric Co.	2,978	496,700
Parker-Hannifin Corp.	1,257	799,490
RTX Corp.	8,794	1,017,642
Snap-on, Inc.	2,622	890,116
Trane Technologies PLC	4,548	1,679,804
Union Pacific Corp.	4,017	916,037

		11,117,741

INFORMATION TECHNOLOGY (19.8%)
Adobe, Inc.*	3,179	1,413,638
Apple, Inc.	40,667	10,183,829
Arista Networks, Inc.*	5,960	658,759
Broadcom, Inc.	18,168	4,212,069
Fortinet, Inc.*	18,211	1,720,575
Gen Digital, Inc.	20,818	569,997
Intuit, Inc.	1,934	1,215,519
Lam Research Corp.	17,524	1,265,758
Microsoft Corp.	20,905	8,811,457
NetApp, Inc.	8,520	989,002
NVIDIA Corp.	62,378	8,376,742

		39,417,345

MATERIALS (1.1%)
Freeport-McMoRan, Inc.	27,806	1,058,852
Newmont Corp.	32,109	1,195,097

		2,253,949

REAL ESTATE (0.7%)
Digital Realty Trust, Inc.	5,458	967,867
VICI Properties, Inc. Cl A	16,597	484,798

		1,452,665

UTILITIES (1.2%)
NextEra Energy, Inc.	17,840	1,278,950
NRG Energy, Inc.	12,918	1,165,462

		2,444,412

TOTAL COMMON STOCKS
(Cost: $65,171,593)		120,682,107

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (34.5%):
U.S. GOVERNMENT (5.9%)
U.S. Treasury Bond	AA+	1.38	11/15/40	$750,000	$464,648
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,231,438
U.S. Treasury Bond	AA+	1.88	02/15/41	1,700,000	1,139,797
U.S. Treasury Bond	AA+	3.00	11/15/45	600,000	451,594
U.S. Treasury Bond	AA+	3.63	02/15/53	465,000	378,466
U.S. Treasury Bond	AA+	4.00	11/15/52	620,000	540,950
U.S. Treasury Bond	AA+	4.13	08/15/53	2,095,000	1,869,460
U.S. Treasury Bond	AA+	4.25	02/15/54	955,000	872,781
U.S. Treasury Bond	AA+	4.63	05/15/44	50,000	48,531
U.S. Treasury Note	AA+	2.88	05/15/32	535,000	480,497
U.S. Treasury Note	AA+	3.88	08/15/34	400,000	378,375
U.S. Treasury Note	AA+	4.00	02/15/34	1,010,000	967,391
U.S. Treasury Note	AA+	4.13	01/31/25	1,000,000	999,727
U.S. Treasury Note	AA+	4.25	11/15/34	330,000	321,492
U.S. Treasury Note	AA+	4.50	11/15/33	190,000	189,198
U.S. Treasury Strip	AA+	0.00	08/15/29	945,000	767,074
U.S. Treasury Strip	AA+	0.00	02/15/42	1,625,000	682,881

					11,784,300

U.S. GOVERNMENT AGENCIES (13.0%)
MORTGAGE-BACKED OBLIGATIONS (12.2%)
FHLMC	AA+	1.50	10/01/36	364,978	314,619
FHLMC	AA+	2.50	09/01/27	25,619	25,030
FHLMC	AA+	2.50	06/01/35	129,493	118,448
FHLMC	AA+	2.50	06/01/50	147,926	121,754
FHLMC	AA+	2.50	11/01/50	698,440	578,861
FHLMC	AA+	2.50	10/01/51	249,359	204,172
FHLMC	AA+	3.00	06/01/27	18,162	17,865
FHLMC	AA+	3.00	08/01/27	16,316	16,049
FHLMC	AA+	3.00	11/01/42	32,645	28,964
FHLMC	AA+	3.00	11/01/42	72,630	64,462
FHLMC	AA+	3.00	04/01/43	71,496	63,429
FHLMC	AA+	3.00	11/01/49	140,168	120,746
FHLMC	AA+	3.00	11/01/49	212,266	182,855
FHLMC	AA+	3.00	10/01/51	351,525	298,602
FHLMC	AA+	3.00	06/01/52	588,724	505,262
FHLMC	AA+	3.50	02/01/32	77,759	75,038
FHLMC	AA+	3.50	01/01/43	89,999	82,260
FHLMC	AA+	3.50	06/01/45	121,068	109,693
FHLMC	AA+	3.50	07/01/45	144,054	130,928
FHLMC	AA+	4.00	11/01/33	43,502	42,424
FHLMC	AA+	4.00	01/01/38	67,840	65,452
FHLMC	AA+	4.00	03/01/41	27,439	25,969
FHLMC	AA+	4.00	07/01/41	43,474	41,145
FHLMC	AA+	4.00	11/01/42	17,855	16,827
FHLMC	AA+	4.00	01/01/43	92,791	87,445
FHLMC	AA+	4.00	10/01/44	37,400	34,978
FHLMC	AA+	4.00	06/01/45	116,442	108,854
FHLMC	AA+	4.00	04/01/52	380,199	350,303
FHLMC	AA+	4.00	08/01/52	246,659	227,933
FHLMC	AA+	4.23	05/01/30	475,000	458,264
FHLMC	AA+	4.50	02/01/44	36,821	35,538
FHLMC	AA+	4.50	05/01/48	50,061	47,855
FHLMC	AA+	5.00	02/01/26	501	500
FHLMC	AA+	5.00	08/01/35	36,756	36,844
FHLMC	AA+	5.00	07/01/39	6,579	6,552
FHLMC	AA+	5.00	01/25/52	244,906	239,660

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	5.00	06/01/52	$788,759	$764,957
FHLMC	AA+	5.00	12/01/52	491,804	478,216
FHLMC	AA+	5.00	06/01/54	194,183	188,019
FHLMC	AA+	5.50	07/01/32	9,326	9,472
FHLMC	AA+	5.50	05/01/33	6,042	6,151
FHLMC	AA+	5.50	06/01/37	42,160	42,917
FHLMC	AA+	5.50	06/01/53	91,275	90,590
FHLMC	AA+	5.50	07/01/53	459,628	457,415
FHLMC	AA+	5.50	07/01/53	225,908	224,223
FHLMC	AA+	6.00	09/01/53	178,313	181,169
FHLMC	AA+	6.00	02/01/54	268,513	270,146
FHLMC ARM	AA+	1.94	10/01/51	582,371	508,061
FHLMC REMICS	AA+	2.50	04/25/50	135,114	107,499
FHLMC Strip	AA+	3.00	06/15/42	149,737	133,794
FHLMC Strip	AA+	3.00	01/15/43	49,118	43,709
FNMA	AA+	1.80	09/01/51	735,277	639,339
FNMA	AA+	2.00	11/01/35	349,521	311,164
FNMA	AA+	2.00	07/01/36	646,996	576,144
FNMA	AA+	2.00	09/01/50	624,816	490,306
FNMA	AA+	2.00	10/01/50	185,457	147,083
FNMA	AA+	2.00	02/01/51	412,213	320,669
FNMA	AA+	2.00	03/01/51	237,079	184,446
FNMA	AA+	2.34	05/01/36	550,707	434,362
FNMA	AA+	2.50	02/01/33	105,557	98,282
FNMA	AA+	2.50	06/01/35	304,498	278,527
FNMA	AA+	2.50	10/01/35	287,671	262,780
FNMA	AA+	2.50	04/01/42	1,054,763	904,041
FNMA	AA+	2.50	03/01/51	820,334	681,788
FNMA	AA+	2.50	04/01/51	145,329	119,336
FNMA	AA+	2.50	05/01/51	684,747	567,820
FNMA	AA+	2.50	05/01/52	843,457	692,558
FNMA	AA+	3.00	06/01/33	106,218	100,187
FNMA	AA+	3.00	09/01/33	61,224	57,709
FNMA	AA+	3.00	01/01/43	203,648	180,454
FNMA	AA+	3.00	02/01/43	50,576	44,804
FNMA	AA+	3.00	03/01/43	103,501	91,677
FNMA	AA+	3.00	09/01/43	104,990	92,980
FNMA	AA+	3.00	12/01/47	29,654	25,793
FNMA	AA+	3.00	03/01/48	52,481	45,274
FNMA	AA+	3.00	03/01/50	75,001	63,830
FNMA	AA+	3.00	01/01/52	524,526	448,419
FNMA	AA+	3.00	03/01/52	421,917	358,502
FNMA	AA+	3.10	06/01/29	175,000	162,614
FNMA	AA+	3.50	08/01/38	73,196	66,718
FNMA	AA+	3.50	10/01/41	45,272	41,346
FNMA	AA+	3.50	11/01/41	71,541	65,311
FNMA	AA+	3.50	12/01/41	55,235	50,445
FNMA	AA+	3.50	04/01/42	81,057	74,001
FNMA	AA+	3.50	08/01/42	99,253	90,612
FNMA	AA+	3.50	08/01/43	125,016	113,954
FNMA	AA+	3.50	08/01/43	198,960	180,774
FNMA	AA+	3.50	10/01/44	25,831	23,442
FNMA	AA+	3.50	04/01/45	44,027	39,897
FNMA	AA+	3.50	04/01/45	104,936	94,943
FNMA	AA+	3.50	05/01/45	4,078	3,685
FNMA	AA+	3.50	09/01/47	49,414	44,642

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.50	06/01/51	$521,287	$462,398
FNMA	AA+	3.50	05/01/52	581,208	518,148
FNMA	AA+	3.75	08/01/28	200,000	192,491
FNMA	AA+	4.00	01/01/31	28,581	28,048
FNMA	AA+	4.00	07/01/40	58,502	55,289
FNMA	AA+	4.00	11/01/40	30,729	29,043
FNMA	AA+	4.00	05/01/41	26,414	24,966
FNMA	AA+	4.00	11/01/45	59,758	55,933
FNMA	AA+	4.00	02/01/47	57,550	53,712
FNMA	AA+	4.00	04/01/49	213,281	197,800
FNMA	AA+	4.00	03/01/50	206,848	191,130
FNMA	AA+	4.00	07/01/52	159,989	148,194
FNMA	AA+	4.00	07/01/56	304,179	280,117
FNMA	AA+	4.50	05/01/30	7,840	7,781
FNMA	AA+	4.50	06/01/34	12,723	12,532
FNMA	AA+	4.50	08/01/35	8,804	8,665
FNMA	AA+	4.50	05/01/39	24,080	23,433
FNMA	AA+	4.50	05/01/39	15,608	15,188
FNMA	AA+	4.50	05/01/40	34,539	33,525
FNMA	AA+	4.50	10/01/40	120,326	116,795
FNMA	AA+	4.50	10/01/41	8,894	8,611
FNMA	AA+	4.50	11/01/47	23,729	22,733
FNMA	AA+	4.50	11/01/47	37,482	35,880
FNMA	AA+	4.50	05/01/50	314,065	299,618
FNMA	AA+	4.52	02/01/53	259,287	252,092
FNMA	AA+	5.00	06/01/33	13,460	13,476
FNMA	AA+	5.00	10/01/33	14,421	14,438
FNMA	AA+	5.00	11/01/33	39,114	39,159
FNMA	AA+	5.00	11/01/33	9,592	9,603
FNMA	AA+	5.00	03/01/34	5,580	5,587
FNMA	AA+	5.00	04/01/34	9,111	9,112
FNMA	AA+	5.00	09/01/35	5,100	5,094
FNMA	AA+	5.00	08/01/37	46,943	46,827
FNMA	AA+	5.00	05/01/39	20,749	20,635
FNMA	AA+	5.50	07/01/27	43,122	43,276
FNMA	AA+	5.50	06/01/48	3,981	3,981
FNMA	AA+	5.50	03/01/53	340,263	336,579
FNMA	AA+	6.00	05/01/32	2,986	3,078
FNMA	AA+	6.00	04/01/33	15,084	15,551
FNMA	AA+	6.00	05/01/33	6,589	6,793
FNMA	AA+	6.00	06/01/34	3,353	3,457
FNMA	AA+	6.00	09/01/34	1,070	1,104
FNMA	AA+	6.00	10/01/34	12,821	13,220
FNMA	AA+	6.00	01/01/37	5,623	5,847
FNMA	AA+	6.00	05/01/37	1,403	1,459
FNMA	AA+	6.00	11/01/52	586,733	596,310
FNMA	AA+	6.00	09/01/53	44,605	45,424
FNMA	AA+	6.50	05/01/32	14,585	15,142
FNMA	AA+	6.50	07/01/34	2,692	2,822
FNMA	AA+	6.50	05/01/37	15,291	16,128
FNMA	AA+	7.00	04/01/32	515	544
FNMA	AA+	7.50	06/01/31	981	1,028
FNMA	AA+	7.50	02/01/32	1,328	1,405
FNMA	AA+	7.50	06/01/32	918	979
FNMA	AA+	8.00	04/01/32	976	1,016
FNMA Strip	AA+	3.00	08/25/42	43,361	38,697

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	$43,760	$42,153
GNMA (1)	AA+	2.50	10/20/51	172,721	142,183
GNMA (1)	AA+	2.50	08/20/52	179,267	149,820
GNMA (1)	AA+	2.50	03/20/53	918,352	767,507
GNMA (1)	AA+	2.50	06/20/53	428,021	357,583
GNMA (1)	AA+	3.00	10/20/51	215,394	184,873
GNMA (1)	AA+	4.00	10/16/36	181,287	166,645
GNMA (1)	AA+	4.00	01/15/42	99,738	94,504
GNMA (1)	AA+	4.00	08/20/42	33,472	31,737
GNMA (1)	AA+	4.50	04/20/31	17,735	17,612
GNMA (1)	AA+	4.50	10/15/40	47,372	46,084
GNMA (1)	AA+	4.50	10/20/43	72,439	70,088
GNMA (1)	AA+	5.00	06/20/39	36,677	36,410
GNMA (1)	AA+	6.50	04/15/31	1,106	1,135
GNMA (1)	AA+	6.50	10/15/31	588	609
GNMA (1)	AA+	6.50	12/15/31	229	231
GNMA (1)	AA+	6.50	05/15/32	1,606	1,636
GNMA (1)	AA+	7.00	05/15/31	592	618
GNMA (1)	AA+	7.00	05/15/32	122	122

					24,166,019

NON-MORTGAGE-BACKED OBLIGATIONS (0.8%)
FFCB	AA+	5.95	05/24/34	190,000	189,436
FHLB	AA+	5.65	05/21/29	145,000	145,092
FHLB	AA+	5.70	05/01/29	100,000	100,110
FHLMC	AA+	5.00	03/14/29	300,000	298,852
FHLMC	AA+	5.60	05/03/27	820,000	820,436

					1,553,926

CORPORATE DEBT (15.6%)
COMMUNICATION SERVICES (1.0%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	252,214
Comcast Corp.	A-	3.40	04/01/30	300,000	277,936
Sprint LLC	BBB-	7.63	03/01/26	255,000	260,761
Take-Two Interactive Software, Inc.	BBB	4.00	04/14/32	90,000	83,071
T-Mobile USA, Inc.	BBB	3.38	04/15/29	165,000	154,240
T-Mobile USA, Inc.	BBB	3.75	04/15/27	205,000	200,251
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	397,829
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	355,000	312,786

					1,939,088

CONSUMER DISCRETIONARY (0.9%)
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	61,898
Best Buy Co., Inc.	BBB+	1.95	10/01/30	110,000	92,585
Darden Restaurants, Inc.	BBB	3.85	05/01/27	110,000	107,494
Expedia Group, Inc.	BBB	5.00	02/15/26	260,000	260,528
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	200,000	192,059
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	285,000	288,431
Lennar Corp.	BBB	5.00	06/15/27	110,000	110,224
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	165,000	161,774
Lowe’s Cos., Inc.	BBB+	5.50	10/15/35	100,000	101,101
Marriott International, Inc.	BBB	2.85	04/15/31	200,000	174,722
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	165,000	164,845

					1,715,661

CONSUMER STAPLES (0.4%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	235,000	202,965

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER STAPLES (CONTINUED)
Bunge Ltd. Finance Corp.	BBB+	4.20	09/17/29	$150,000	$145,421
Constellation Brands, Inc.	BBB	4.80	01/15/29	230,000	228,306
J M Smucker Co.	BBB	6.20	11/15/33	245,000	258,256

					834,948

ENERGY (1.6%)
Cheniere Energy Partners LP	BBB-	4.50	10/01/29	220,000	212,977
Diamondback Energy, Inc.	BBB	5.15	01/30/30	225,000	225,371
Energy Transfer LP	BBB	5.25	07/01/29	105,000	105,465
Energy Transfer LP	BBB	5.55	02/15/28	276,000	280,190
EnLink Midstream LLC†	BBB	5.63	01/15/28	180,000	181,680
EQT Corp.†	BBB-	3.13	05/15/26	165,000	160,706
EQT Corp.	BBB-	3.90	10/01/27	90,000	87,435
Hess Corp.	BBB-	4.30	04/01/27	80,000	79,184
HF Sinclair Corp.	BBB-	6.38	04/15/27	345,000	349,886
Kinder Morgan, Inc.	BBB	5.10	08/01/29	350,000	350,043
Occidental Petroleum Corp.	BB+	6.38	09/01/28	170,000	175,443
ONEOK, Inc.	BBB	4.40	10/15/29	70,000	67,840
Plains All American Pipeline LP / PAA Finance Corp.	BBB	3.55	12/15/29	195,000	181,251
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	135,000	135,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	75,000	76,698
Western Midstream Operating LP	BBB-	4.65	07/01/26	285,000	283,650
Williams Cos., Inc.	BBB	5.40	03/02/26	140,000	140,950

					3,094,144

FINANCIALS (5.4%)
Alleghany Corp.	AA	3.63	05/15/30	160,000	150,314
American Express Co.	A-	5.39	07/28/27	210,000	212,269
American Express Co.	A-	5.53	04/25/30	165,000	167,866
Aon North America, Inc.	A-	5.45	03/01/34	450,000	449,686
Arthur J Gallagher & Co.	BBB	5.00	02/15/32	215,000	212,072
Bank of America Corp.	A-	2.97	02/04/33	985,000	846,261
BankUnited, Inc.	BBB	4.88	11/17/25	160,000	159,622
Capital One Financial Corp.	BBB	4.93	05/10/28	115,000	114,522
Capital One Financial Corp.	BBB	6.38	06/08/34	140,000	145,301
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	175,147
Citigroup, Inc.	BBB+	3.98	03/20/30	220,000	209,650
Citigroup, Inc.	BBB	5.83	02/13/35	300,000	298,338
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	340,000	344,926
Discover Financial Svcs.	BBB-	4.10	02/09/27	335,000	328,807
Fairfax Financial Hldgs. Ltd.	BBB+	6.00	12/07/33	160,000	164,921
Fifth Third Bancorp	BBB+	4.90	09/06/30	125,000	123,304
Fifth Third Bancorp	BBB+	6.34	07/27/29	155,000	160,645
First Horizon Bank	BBB-	5.75	05/01/30	250,000	248,438
Global Payments, Inc.	BBB-	2.90	05/15/30	350,000	311,622
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	398,174
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	235,000	252,896
JPMorgan Chase & Co.	A	5.35	06/01/34	200,000	199,582
JPMorgan Chase & Co.	A-	5.72	09/14/33	385,000	391,936
Kemper Corp.	BBB-	3.80	02/23/32	165,000	145,405
KeyCorp	BBB	2.25	04/06/27	398,000	375,451
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	365,000	357,567
Manufacturers & Traders Trust Co.	A-	4.70	01/27/28	250,000	247,275

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Mercury General Corp.	BBB	4.40	03/15/27	$125,000	$122,564
Morgan Stanley	A-	2.70	01/22/31	450,000	399,518
Morgan Stanley	A-	5.17	01/16/30	40,000	40,013
Morgan Stanley	A-	5.45	07/20/29	210,000	212,312
PNC Bank N.A.	A-	2.70	10/22/29	250,000	224,509
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	180,000	180,692
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	120,000	130,821
Synchrony Financial	BBB-	3.70	08/04/26	400,000	391,162
Truist Financial Corp.	A-	4.87	01/26/29	250,000	248,364
U.S. Bancorp	A	4.65	02/01/29	465,000	460,245
U.S. Bancorp	A	5.78	06/12/29	60,000	61,335
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	245,842
Wells Fargo & Co.	BBB+	3.35	03/02/33	315,000	275,735
Wells Fargo & Co.	BBB+	3.53	03/24/28	190,000	184,339
Wells Fargo & Co.	BBB+	5.20	01/23/30	220,000	220,705
Zions Bancorp N.A.	BBB	3.25	10/29/29	250,000	222,827

					10,812,980

HEALTH CARE (0.8%)
AbbVie, Inc.	A-	5.05	03/15/34	455,000	449,619
Amgen, Inc.	BBB+	5.15	03/02/28	235,000	236,502
Amgen, Inc.	BBB+	5.25	03/02/33	100,000	99,216
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	83,320
Bristol-Myers Squibb Co.	A	5.20	02/22/34	90,000	89,739
CVS Health Corp.	BBB	3.75	04/01/30	389,000	356,552
Elevance Health, Inc.	A	2.88	09/15/29	255,000	231,823
Elevance Health, Inc.	A	4.75	02/15/30	65,000	64,142

					1,610,913

INDUSTRIALS (1.0%)
AutoZone, Inc.	BBB	6.25	11/01/28	175,000	182,921
Boeing Co.	BBB-	2.20	02/04/26	185,000	179,473
Boeing Co.	BBB-	2.75	02/01/26	130,000	126,806
CH Robinson Worldwide, Inc.	BBB	4.20	04/15/28	180,000	175,404
Equifax, Inc.	BBB	4.80	09/15/29	280,000	276,521
Huntington Ingalls Industries, Inc.	BBB-	3.48	12/01/27	155,000	148,818
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	210,000	212,507
Lennox International, Inc.	BBB	1.70	08/01/27	155,000	142,935
Otis Worldwide Corp.	BBB	5.13	11/19/31	245,000	245,146
Uber Technologies, Inc.†	BBB-	4.50	08/15/29	220,000	212,772
Verisk Analytics, Inc.	BBB	4.00	06/15/25	26,000	25,879

					1,929,182

INFORMATION TECHNOLOGY (1.3%)
Amphenol Corp.	BBB+	2.80	02/15/30	305,000	275,546
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	250,000	248,692
Broadcom, Inc.	BBB	5.05	07/12/29	355,000	356,137
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	180,000	175,394
Intel Corp.	BBB	3.75	03/25/27	190,000	185,119
Intel Corp.	BBB	5.20	02/10/33	165,000	159,330
Jabil, Inc.	BBB-	3.00	01/15/31	140,000	123,247
Jabil, Inc.	BBB-	3.95	01/12/28	75,000	72,537
Juniper Networks, Inc.	BBB	3.75	08/15/29	205,000	194,628
Microchip Technology, Inc.	BBB	4.90	03/15/28	150,000	149,575
Oracle Corp.	BBB	4.90	02/06/33	285,000	277,315
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	150,000	130,400
VMware LLC	BBB	1.40	08/15/26	240,000	227,330

					2,575,250

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
MATERIALS (0.6%)
Celanese US Hldgs. LLC	BB+	6.17	07/15/27	$280,000	$284,355
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	290,000	266,242
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	347,563
Steel Dynamics, Inc.	BBB	5.00	12/15/26	125,000	125,164
Vulcan Materials Co.	BBB+	4.95	12/01/29	280,000	278,837

					1,302,161

REAL ESTATE (1.7%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	360,000	337,811
American Tower Corp.	BBB	2.75	01/15/27	140,000	134,465
American Tower Corp.	BBB	3.13	01/15/27	45,000	43,527
American Tower Corp.	BBB	5.80	11/15/28	180,000	184,559
Boston Properties LP	BBB	3.25	01/30/31	300,000	263,521
Boston Properties LP	BBB	5.75	01/15/35	35,000	34,314
Boston Properties LP	BBB	6.50	01/15/34	50,000	52,374
Digital Realty Trust LP	BBB	5.55	01/15/28	215,000	218,214
Equinix, Inc.	BBB	1.45	05/15/26	260,000	248,740
Equinix, Inc.	BBB	3.20	11/18/29	115,000	105,691
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	275,000	274,404
Kilroy Realty LP	BBB-	3.05	02/15/30	120,000	105,087
Kimco Realty OP LLC	BBB+	4.85	03/01/35	135,000	128,313
Kimco Realty OP LLC	BBB+	6.40	03/01/34	200,000	212,562
NNN REIT, Inc.	BBB+	2.50	04/15/30	145,000	126,858
NNN REIT, Inc.	BBB+	3.60	12/15/26	110,000	107,627
Prologis LP	A	1.75	07/01/30	140,000	118,055
Realty Income Corp.	A-	4.85	03/15/30	65,000	64,603
Realty Income Corp.	A-	5.13	02/15/34	325,000	318,470
Tanger Properties LP	BBB-	3.13	09/01/26	175,000	169,586
Tanger Properties LP	BBB-	3.88	07/15/27	110,000	106,713

					3,355,494

UTILITIES (0.9%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	345,000	347,491
Black Hills Corp.	BBB+	3.05	10/15/29	140,000	127,928
DTE Energy Co.	BBB	5.10	03/01/29	325,000	325,701
Duke Energy Carolinas LLC	A	4.85	01/15/34	295,000	286,237
Duke Energy Corp.	BBB	4.85	01/05/29	35,000	34,852
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	275,000	267,902
NiSource, Inc.	BBB+	5.20	07/01/29	220,000	221,577
Southern Co.	BBB+	5.70	03/15/34	280,000	286,042

					1,897,730

TOTAL CORPORATE DEBT					31,067,551

TOTAL LONG-TERM DEBT SECURITIES (Cost: $72,718,949)					68,571,796

SHORT-TERM DEBT SECURITIES (3.9%):
U.S. GOVERNMENT (3.9%)
U.S. Treasury Bill	A-1+	4.24	01/21/25	1,000,000	997,652
U.S. Treasury Bill	A-1+	4.33	01/23/25	2,600,000	2,593,161
U.S. Treasury Bill	A-1+	4.40	01/28/25	500,000	498,359
U.S. Treasury Bill	A-1+	4.51	01/07/25	3,700,000	3,697,237

					7,786,409

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,786,409)					7,786,409

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%):
JP Morgan Chase, New York Time Deposit	3.58	01/02/25	$1,280,046	$1,280,046

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,280,046)				1,280,046

TOTAL INVESTMENTS (Cost: $146,956,997) 99.8%				198,320,358

OTHER NET ASSETS 0.2%				483,791

NET ASSETS 100.0%				$198,804,149

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	ARM = Adjustable Rate Mortgage
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
REMICS = Real Estate Mortgage Investment Conduits

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate values of these securities amounts to $1,178,967 and represents 0.6% of net assets.

(1)	U.S. Government guaranteed security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (95.0%):
AUSTRALIA (5.0%)
CONSUMER DISCRETIONARY (1.3%)
Aristocrat Leisure Ltd.	208,049	$8,787,445
Wesfarmers Ltd.	277,668	12,268,674

		21,056,119

FINANCIALS (1.2%)
ANZ Group Hldgs. Ltd.	590,170	10,400,359
Commonwealth Bank of Australia	96,398	9,122,769

		19,523,128

HEALTH CARE (0.6%)
Pro Medicus Ltd.	61,903	9,563,858

INFORMATION TECHNOLOGY (0.4%)
WiseTech Global Ltd.	103,457	7,724,641

MATERIALS (1.5%)
BHP Group Ltd.	522,487	12,748,006
BlueScope Steel Ltd.	510,992	5,909,611
Fortescue Ltd.	546,465	6,154,497

		24,812,114

TOTAL AUSTRALIA		82,679,860

AUSTRIA (0.3%)
ENERGY (0.3%)
OMV AG	111,571	4,327,748

DENMARK (2.6%)
CONSUMER DISCRETIONARY (1.0%)
Pandora A/S	88,211	16,141,489

HEALTH CARE (1.4%)
Novo Nordisk A/S Cl B	270,110	23,309,632

INDUSTRIALS (0.2%)
ROCKWOOL A/S Cl B	12,102	4,307,081

TOTAL DENMARK		43,758,202

FINLAND (0.6%)
FINANCIALS (0.6%)
Nordea Bank Abp	883,684	9,627,480

FRANCE (9.6%)
COMMUNICATION SERVICES (0.8%)
Orange S.A.	640,597	6,393,001
Publicis Groupe S.A.	63,561	6,767,990

		13,160,991

CONSUMER DISCRETIONARY (1.4%)
Hermes International SCA	10,065	24,154,342

CONSUMER STAPLES (0.7%)
Danone S.A.	162,379	10,975,653

ENERGY (1.0%)
TotalEnergies SE	286,589	15,970,354

FINANCIALS (1.3%)
AXA S.A.	325,159	11,574,527
BNP Paribas S.A.	162,311	9,967,305

		21,541,832

HEALTH CARE (0.4%)
EssilorLuxottica S.A.	29,069	7,092,166

	Shares	Value
COMMON STOCKS (CONTINUED):
FRANCE (CONTINUED)
INDUSTRIALS (3.0%)
Cie de Saint-Gobain S.A.	156,814	$13,937,448
Eiffage S.A.	88,702	7,779,902
Schneider Electric SE	87,878	21,881,985
Vinci S.A.	60,951	6,276,520

		49,875,855

REAL ESTATE (0.3%)
Klepierre S.A.	160,247	4,615,925

UTILITIES (0.7%)
Engie S.A.	703,983	11,166,915

TOTAL FRANCE		158,554,033

GERMANY (8.4%)
COMMUNICATION SERVICES (0.9%)
Deutsche Telekom AG	500,985	15,013,961

CONSUMER DISCRETIONARY (0.5%)
Mercedes-Benz Group AG	136,947	7,636,514

FINANCIALS (2.5%)
Allianz SE	55,855	17,171,083
Deutsche Bank AG	816,855	14,099,107
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,310	10,754,304

		42,024,494

INDUSTRIALS (1.9%)
GEA Group AG	146,664	7,286,686
Siemens AG	124,601	24,301,231

		31,587,917

INFORMATION TECHNOLOGY (2.1%)
SAP SE	145,204	35,723,346

MATERIALS (0.5%)
Heidelberg Materials AG	63,088	7,796,859

TOTAL GERMANY		139,783,091

HONG KONG (0.8%)
CONSUMER STAPLES (0.5%)
WH Group Ltd.†	10,984,071	8,464,653

REAL ESTATE (0.3%)
Sun Hung Kai Properties Ltd.	471,703	4,488,387

TOTAL HONG KONG		12,953,040

IRELAND (0.7%)
INDUSTRIALS (0.7%)
Experian PLC	274,818	11,813,060

ISRAEL (1.2%)
INFORMATION TECHNOLOGY (1.2%)
Check Point Software Technologies Ltd.*	66,615	12,437,021
Wix.com Ltd.*	38,353	8,228,636

		20,665,657

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
ITALY (4.3%)
CONSUMER DISCRETIONARY (0.6%)
Ferrari N.V.	23,517	$10,036,618

FINANCIALS (3.1%)
Banco BPM SpA	792,276	6,415,981
Generali	282,314	7,988,741
Intesa Sanpaolo SpA	2,746,056	11,016,058
Poste Italiane SpA†	643,754	9,106,417
UniCredit SpA	392,649	15,727,987

		50,255,184

UTILITIES (0.6%)
Enel SpA	1,459,266	10,415,594

TOTAL ITALY		70,707,396

JAPAN (21.0%)
COMMUNICATION SERVICES (1.3%)
Konami Group Corp.	70,597	6,606,411
Nintendo Co. Ltd.	266,982	15,550,994

		22,157,405

CONSUMER DISCRETIONARY (2.3%)
Fast Retailing Co. Ltd.	31,236	10,538,212
Honda Motor Co. Ltd.	954,592	9,089,354
Sumitomo Electric Industries Ltd.	659,013	11,782,608
Yamaha Motor Co. Ltd.	689,404	6,074,712

		37,484,886

CONSUMER STAPLES (0.7%)
Japan Tobacco, Inc.	427,593	10,970,023

ENERGY (0.4%)
Inpex Corp.	476,346	5,993,702

FINANCIALS (1.5%)
Daiwa Securities Group, Inc.	1,546,701	10,207,242
Japan Post Insurance Co. Ltd.	459,673	8,444,107
Tokio Marine Hldgs., Inc.	189,200	6,790,681

		25,442,030

HEALTH CARE (2.3%)
Chugai Pharmaceutical Co. Ltd.	194,907	8,592,542
Hoya Corp.	102,888	12,770,267
Kyowa Kirin Co. Ltd.	295,157	4,438,990
Shionogi & Co. Ltd.	841,573	11,804,327

		37,606,126

INDUSTRIALS (5.5%)
Hitachi Ltd.	1,016,747	24,902,568
Marubeni Corp.	468,600	7,033,690
Mitsubishi Corp.	644,872	10,552,223
Mitsui & Co. Ltd.	530,376	11,000,583
Nippon Yusen KK	203,138	6,761,790
Recruit Hldgs. Co. Ltd.	266,349	18,515,130
Sumitomo Corp.	583,900	12,637,481

		91,403,465

	Shares	Value
COMMON STOCKS (CONTINUED):
JAPAN (CONTINUED)
INFORMATION TECHNOLOGY (3.9%)
Advantest Corp.	195,300	$11,105,591
Brother Industries Ltd.	433,397	7,332,056
Canon, Inc.	174,013	5,652,771
Disco Corp.	21,527	5,711,171
Keyence Corp.	29,970	12,183,117
Seiko Epson Corp.	495,341	8,938,300
Tokyo Electron Ltd.	34,600	5,201,547
Yokogawa Electric Corp.	410,392	8,729,597

		64,854,150

MATERIALS (0.9%)
Nitto Denko Corp.	480,145	8,028,222
Shin-Etsu Chemical Co. Ltd.	189,000	6,225,711

		14,253,933

REAL ESTATE (1.1%)
Daito Trust Construction Co. Ltd.	70,808	7,916,707
Daiwa House Industry Co. Ltd.	364,066	11,178,319

		19,095,026

UTILITIES (1.1%)
Kansai Electric Power Co., Inc.	394,247	4,370,201
Osaka Gas Co. Ltd.	251,258	5,495,939
Tokyo Gas Co. Ltd.	329,031	9,117,229

		18,983,369

TOTAL JAPAN		348,244,115

NETHERLANDS (4.2%)
COMMUNICATION SERVICES (0.5%)
Koninklijke KPN N.V.	2,339,778	8,533,511

CONSUMER DISCRETIONARY (0.9%)
Prosus NV*	355,195	14,112,791

CONSUMER STAPLES (0.8%)
Koninklijke Ahold Delhaize N.V.	416,842	13,599,560

FINANCIALS (0.6%)
ING Groep N.V.	630,586	9,884,193

INFORMATION TECHNOLOGY (1.4%)
ASM International N.V.	13,979	8,084,016
ASML Hldg. N.V.	21,673	15,183,452

		23,267,468

TOTAL NETHERLANDS		69,397,523

NORWAY (1.0%)
CONSUMER STAPLES (0.3%)
Orkla ASA	565,809	4,895,396

ENERGY (0.7%)
Equinor ASA	477,681	11,331,290

TOTAL NORWAY		16,226,686

SINGAPORE (0.9%)
FINANCIALS (0.9%)
DBS Group Hldgs. Ltd.	461,763	14,797,952

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
SPAIN (4.3%)
CONSUMER DISCRETIONARY (0.8%)
Industria de Diseno Textil S.A.	261,162	$13,380,336

FINANCIALS (2.7%)
Banco Bilbao Vizcaya Argentaria S.A.	1,879,998	18,398,276
Banco Santander S.A.	4,137,131	19,143,106
CaixaBank S.A.	1,190,907	6,466,888

		44,008,270

UTILITIES (0.8%)
Iberdrola S.A.	964,745	13,296,972

TOTAL SPAIN		70,685,578

SWEDEN (2.6%)
FINANCIALS (1.0%)
Investor AB Cl B	386,017	10,225,884
Svenska Handelsbanken AB Cl A	623,515	6,438,754

		16,664,638

INDUSTRIALS (1.6%)
Assa Abloy AB Cl B	320,525	9,468,494
Atlas Copco AB Cl A	794,996	12,134,710
Trelleborg AB Cl B	162,578	5,564,323

		27,167,527

TOTAL SWEDEN		43,832,165

SWITZERLAND (8.5%)
FINANCIALS (1.2%)
Partners Group Hldg. AG	5,454	7,409,764
Zurich Insurance Group AG	21,761	12,945,548

		20,355,312

HEALTH CARE (4.8%)
Lonza Group AG	7,988	4,715,867
Novartis AG	361,339	35,186,743
Roche Hldg. AG	104,208	29,143,683
Sonova Hldg. AG	32,168	10,521,566

		79,567,859

INDUSTRIALS (1.5%)
ABB Ltd.	296,622	16,020,678
Schindler Hldg. AG	33,934	9,377,479

		25,398,157

INFORMATION TECHNOLOGY (0.4%)
Logitech International S.A.	80,591	6,653,947

MATERIALS (0.6%)
Givaudan S.A.	2,099	9,177,560

TOTAL SWITZERLAND		141,152,835

UNITED KINGDOM (14.9%)
COMMUNICATION SERVICES (0.4%)
Vodafone Group PLC	7,484,664	6,385,780

	Shares	Value
COMMON STOCKS (CONTINUED):
UNITED KINGDOM (CONTINUED)
CONSUMER DISCRETIONARY (0.9%)
InterContinental Hotels Group PLC	61,498	$7,652,724
Next PLC	56,892	6,749,464

		14,402,188

CONSUMER STAPLES (3.6%)
British American Tobacco PLC	340,990	12,306,007
Imperial Brands PLC	447,958	14,326,905
Tesco PLC	2,629,016	12,093,220
Unilever PLC	362,709	20,611,818

		59,337,950

ENERGY (1.4%)
Shell PLC	772,534	24,083,543

FINANCIALS (4.1%)
3i Group PLC	280,920	12,506,159
Barclays PLC	5,808,853	19,434,092
HSBC Hldgs. PLC	2,387,632	23,456,758
Lloyds Banking Group PLC	17,203,490	11,750,169

		67,147,178

HEALTH CARE (1.3%)
AstraZeneca PLC	79,486	10,364,601
GSK PLC	703,418	11,866,168

		22,230,769

INDUSTRIALS (2.2%)
RELX PLC	494,865	22,424,516
Rolls-Royce Hldgs. PLC*	1,998,344	14,172,741

		36,597,257

MATERIALS (1.0%)
Rio Tinto PLC	268,091	15,827,328

TOTAL UNITED KINGDOM		246,011,993

UNITED STATES (4.1%)
FINANCIALS (4.1%)
iShares Core MSCI Emerging Markets ETF	383,098	20,005,377
iShares MSCI Emerging Markets ex China ETF	211,053	11,702,889
iShares MSCI India ETF	317,382	16,706,988
Vanguard FTSE Emerging Markets ETF	459,014	20,214,977

		68,630,231

TOTAL COMMON STOCKS
(Cost: $1,447,361,449)		1,573,848,645

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (4.2%):
UNITED STATES (4.2%)
U.S. GOVERNMENT (3.9%)
U.S. Treasury Bill	A-1+	4.25	01/16/25	$10,000,000	$9,982,347
U.S. Treasury Bill	A-1+	4.27	02/11/25	15,000,000	14,927,609
U.S. Treasury Bill	A-1+	4.32	02/04/25	15,000,000	14,939,183
U.S. Treasury Bill	A-1+	4.33	01/28/25	10,000,000	9,967,691
U.S. Treasury Bill	A-1+	4.37	01/21/25	4,000,000	3,990,344
U.S. Treasury Bill (1)	A-1+	4.39	04/01/25	6,250,000	6,185,747
U.S. Treasury Bill	A-1+	4.40	02/20/25	4,500,000	4,472,802

					64,465,723

U.S. GOVERNMENT AGENCIES (0.3%)
FHLB	A-1+	4.21	01/07/25	5,000,000	4,996,492

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $69,458,795)					69,462,215

	Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (0.3%):
Brown Brothers Harriman, New York Time Deposit	(0.93)	01/02/25	SEK	346	$31
Brown Brothers Harriman, New York Time Deposit	(0.45)	01/03/25	CHF	76	84
Brown Brothers Harriman, New York Time Deposit	0.01	01/06/25	JPY	361	2
Brown Brothers Harriman, New York Time Deposit	0.90	01/02/25	DKK	1,898	264
Brown Brothers Harriman, New York Time Deposit	2.35	01/02/25	NOK	975	86
Brown Brothers Harriman, New York Time Deposit	2.98	01/02/25	AUD	200	124
Citibank, New York Time Deposit	1.71	01/02/25	EUR	20,691	21,436
JP Morgan Chase, New York Time Deposit	3.58	01/02/25	USD	5,150,822	5,150,822

					5,172,849

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,172,849)					5,172,849

TOTAL INVESTMENTS (Cost: $1,521,993,093) 99.5%					1,648,483,709

OTHER NET ASSETS 0.5%					7,662,633

NET ASSETS 100.0%					$1,656,146,342

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FHLB = Federal Home Loan Bank

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate values of these securities amounts to $17,571,070 and represents 1.1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of December 31, 2024, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
MSCI EAFE Index	138	P	March 2025	$15,645,750	$(481,620)	0.9%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (100.2%):
COMMUNICATION SERVICES (9.3%)
Alphabet, Inc. Cl A	883	$167,152
Alphabet, Inc. Cl C	719	136,926
AT&T, Inc.	1,085	24,705
Charter Communications, Inc. Cl A*	14	4,799
Comcast Corp. Cl A	577	21,655
Electronic Arts, Inc.	36	5,267
Fox Corp. Cl A	33	1,603
Fox Corp. Cl B	19	869
Interpublic Group of Cos., Inc.	56	1,569
Live Nation Entertainment, Inc.*	23	2,979
Match Group, Inc.*	38	1,243
Meta Platforms, Inc. Cl A	330	193,218
Netflix, Inc.*	65	57,936
News Corp. Cl A	57	1,570
News Corp. Cl B	16	487
Omnicom Group, Inc.	29	2,495
Paramount Global Cl B	90	941
Take-Two Interactive Software, Inc.*	24	4,418
T-Mobile US, Inc.	74	16,334
Verizon Communications, Inc.	636	25,434
Walt Disney Co.	274	30,510
Warner Bros Discovery, Inc.*	337	3,562

		705,672

CONSUMER DISCRETIONARY (11.0%)
Airbnb, Inc. Cl A*	102	13,404
Aptiv PLC*	56	3,387
AutoZone, Inc.*	4	12,808
Best Buy Co., Inc.	46	3,947
Booking Hldgs., Inc.	8	39,747
BorgWarner, Inc.	52	1,653
CarMax, Inc.*	37	3,025
Carnival Corp.*	247	6,155
Chipotle Mexican Grill, Inc. Cl A*	324	19,537
Darden Restaurants, Inc.	28	5,227
Deckers Outdoor Corp.*	36	7,311
Domino’s Pizza, Inc.	8	3,358
DR Horton, Inc.	69	9,648
eBay, Inc.	113	7,000
Expedia Group, Inc.*	29	5,404
Ford Motor Co.	928	9,187
Garmin Ltd.	36	7,425
General Motors Co.	261	13,904
Genuine Parts Co.	33	3,853
Hasbro, Inc.	31	1,733
Hilton Worldwide Hldgs., Inc.	57	14,088
Home Depot, Inc.	236	91,802
Lennar Corp. Cl A	56	7,637
LKQ Corp.	61	2,242
Lowe’s Cos., Inc.	134	33,071
Lululemon Athletica, Inc.*	27	10,325
Marriott International, Inc. Cl A	55	15,342
McDonald’s Corp.	170	49,281
Mohawk Industries, Inc.*	12	1,430
NIKE, Inc. Cl B	283	21,415

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Norwegian Cruise Line Hldgs. Ltd.*	105	$2,702
NVR, Inc.*	1	8,179
O’Reilly Automotive, Inc.*	14	16,601
Pool Corp.	9	3,068
PulteGroup, Inc.	48	5,227
Ross Stores, Inc.	78	11,799
Royal Caribbean Cruises Ltd.	58	13,380
Starbucks Corp.	269	24,546
Tapestry, Inc.	55	3,593
Tesla, Inc.*	664	268,150
TJX Cos., Inc.	268	32,377
Tractor Supply Co.	127	6,739
Ulta Beauty, Inc.*	11	4,784
Yum! Brands, Inc.	66	8,855

		834,346

CONSUMER STAPLES (5.5%)
Archer-Daniels-Midland Co.	111	5,608
Brown-Forman Corp. Cl B	42	1,595
Bunge Global S.A.	33	2,566
Clorox Co.	29	4,710
Colgate-Palmolive Co.	191	17,364
Conagra Brands, Inc.	111	3,080
Constellation Brands, Inc. Cl A	36	7,956
Costco Wholesale Corp.	103	94,376
Dollar General Corp.	51	3,867
Dollar Tree, Inc.*	47	3,522
Estee Lauder Cos., Inc. Cl A	54	4,049
General Mills, Inc.	130	8,290
Hormel Foods Corp.	67	2,102
J M Smucker Co.	25	2,753
Kellanova	62	5,020
Keurig Dr Pepper, Inc.	263	8,448
Kimberly-Clark Corp.	77	10,090
Kraft Heinz Co.	206	6,326
Kroger Co.	155	9,478
Lamb Weston Hldgs., Inc.	33	2,205
McCormick & Co., Inc.	59	4,498
Molson Coors Beverage Co. Cl B	41	2,350
Monster Beverage Corp.*	163	8,567
Procter & Gamble Co.	550	92,208
Sysco Corp.	114	8,716
The Campbell’s Co.	46	1,927
Tyson Foods, Inc. Cl A	66	3,791
Walgreens Boots Alliance, Inc.	167	1,558
Walmart, Inc.	1,013	91,525

		418,545

ENERGY (3.2%)
APA Corp.	56	1,293
Baker Hughes Co. Cl A	152	6,235
Chevron Corp.	257	37,224
ConocoPhillips	199	19,735
Coterra Energy, Inc.	113	2,886
Devon Energy Corp.	101	3,306
Diamondback Energy, Inc.	28	4,587

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
EOG Resources, Inc.	86	$10,542
EQT Corp.	92	4,242
Exxon Mobil Corp.	676	72,717
Halliburton Co.	135	3,671
Hess Corp.	43	5,719
Kinder Morgan, Inc.	297	8,138
Marathon Petroleum Corp.	49	6,835
Occidental Petroleum Corp.	104	5,139
ONEOK, Inc.	90	9,036
Phillips 66	64	7,292
Schlumberger N.V.	217	8,320
Targa Resources Corp.	33	5,890
Valero Energy Corp.	48	5,884
Williams Cos., Inc.	187	10,120

		238,811

FINANCIALS (14.7%)
Aflac, Inc.	86	8,896
Allstate Corp.	46	8,868
American Express Co.	96	28,492
American International Group, Inc.	107	7,790
Ameriprise Financial, Inc.	16	8,519
Aon PLC Cl A	37	13,289
Arch Capital Group Ltd.	64	5,910
Arthur J. Gallagher & Co.	43	12,205
Assurant, Inc.	8	1,706
Bank of America Corp.	1,156	50,806
Bank of New York Mellon Corp.	125	9,604
Blackrock, Inc.	25	25,628
Blackstone, Inc.	124	21,380
Brown & Brown, Inc.	41	4,183
Capital One Financial Corp.	66	11,769
Cboe Global Markets, Inc.	18	3,517
Charles Schwab Corp.	259	19,169
Chubb Ltd.	65	17,959
Cincinnati Financial Corp.	27	3,880
Citigroup, Inc.	327	23,017
Citizens Financial Group, Inc.	76	3,326
CME Group, Inc. Cl A	62	14,398
Corpay, Inc.*	12	4,061
Discover Financial Svcs.	43	7,449
Erie Indemnity Co. Cl A	4	1,649
FactSet Research Systems, Inc.	6	2,882
Fidelity National Information Svcs., Inc.	93	7,512
Fifth Third Bancorp	116	4,904
Fiserv, Inc.*	98	20,131
Franklin Resources, Inc.	53	1,075
Global Payments, Inc.	44	4,931
Global X S&P 500 Catholic Values ETF	1,364	96,626
Globe Life, Inc.	15	1,673
Goldman Sachs Group, Inc.	54	30,921
Hartford Financial Svcs. Group, Inc.	50	5,470
Huntington Bancshares, Inc.	252	4,100

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Intercontinental Exchange, Inc.	99	$14,752
Invesco Ltd.	77	1,346
Jack Henry & Associates, Inc.	12	2,104
JPMorgan Chase & Co.	487	116,739
KeyCorp.	172	2,948
KKR & Co., Inc.	116	17,157
Loews Corp.	31	2,625
M&T Bank Corp.	28	5,264
MarketAxess Hldgs., Inc.	6	1,356
Marsh & McLennan Cos., Inc.	85	18,055
Mastercard, Inc. Cl A	142	74,773
MetLife, Inc.	100	8,188
Moody’s Corp.	26	12,308
Morgan Stanley	215	27,030
MSCI, Inc. Cl A	13	7,800
Nasdaq, Inc.	71	5,489
Northern Trust Corp.	34	3,485
PayPal Hldgs., Inc.*	174	14,851
PNC Financial Svcs. Group, Inc.	68	13,114
Principal Financial Group, Inc.	36	2,787
Progressive Corp.	101	24,201
Prudential Financial, Inc.	61	7,230
Raymond James Financial, Inc.	31	4,815
Regions Financial Corp.	157	3,693
S&P Global, Inc.	55	27,392
State Street Corp.	51	5,006
Synchrony Financial	67	4,355
T. Rowe Price Group, Inc.	38	4,297
Travelers Cos., Inc.	39	9,395
Truist Financial Corp.	230	9,977
U.S. Bancorp	270	12,914
Visa, Inc. Cl A	299	94,496
Wells Fargo & Co.	576	40,458
Willis Towers Watson PLC	17	5,325
WR Berkley Corp.	52	3,043

		1,106,463

HEALTH CARE (10.0%)
Align Technology, Inc.*	30	6,255
Amgen, Inc.	232	60,469
Baxter International, Inc.	221	6,444
Biogen, Inc.*	63	9,634
Boston Scientific Corp.*	637	56,897
Cardinal Health, Inc.	104	12,300
Cencora, Inc.	75	16,851
Cigna Group	120	33,137
Contra ABIOMED, Inc. — contingent value rights*	20	0	†
CVS Health Corp.	544	24,420
DaVita, Inc.*	20	2,991
Dexcom, Inc.*	169	13,143
Edwards Lifesciences Corp.*	255	18,878
Elevance Health, Inc.	100	36,890
GE HealthCare Technologies, Inc.	198	15,480
Gilead Sciences, Inc.	539	49,787
Henry Schein, Inc.*	54	3,737

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Hologic, Inc.*	100	$7,209
Humana, Inc.	52	13,193
IDEXX Laboratories, Inc.*	35	14,470
Incyte Corp.*	69	4,766
Insulet Corp.*	30	7,832
Intuitive Surgical, Inc.*	154	80,382
IQVIA Hldgs., Inc.*	74	14,542
Labcorp Hldgs., Inc.	36	8,256
McKesson Corp.	55	31,345
Medtronic PLC	555	44,333
Mettler-Toledo International, Inc.*	9	11,013
Molina Healthcare, Inc.*	25	7,276
Quest Diagnostics, Inc.	48	7,241
ResMed, Inc.	63	14,408
Solventum Corp.*	59	3,898
STERIS PLC	43	8,839
Stryker Corp.	148	53,287
Teleflex, Inc.	20	3,560
West Pharmaceutical Svcs., Inc.	31	10,154
Zimmer Biomet Hldgs., Inc.	86	9,084
Zoetis, Inc. Cl A	195	31,771

		754,172

INDUSTRIALS (8.0%)
3M Co.	102	13,167
Allegion PLC	17	2,222
AMETEK, Inc.	43	7,751
AO Smith Corp.	23	1,569
Automatic Data Processing, Inc.	76	22,247
Axon Enterprise, Inc.*	14	8,320
Broadridge Financial Solutions, Inc.	22	4,974
Builders FirstSource, Inc.*	22	3,144
Carrier Global Corp.	157	10,717
Caterpillar, Inc.	90	32,648
CH Robinson Worldwide, Inc.	22	2,273
Cintas Corp.	64	11,693
Copart, Inc.*	165	9,469
CSX Corp.	363	11,714
Cummins, Inc.	26	9,064
Dayforce, Inc.*	30	2,179
Deere & Co.	48	20,338
Delta Air Lines, Inc.	121	7,320
Dover Corp.	26	4,878
Eaton Corp. PLC	74	24,558
Emerson Electric Co.	107	13,261
Equifax, Inc.	23	5,862
Expeditors International of Washington, Inc.	26	2,880
Fastenal Co.	107	7,694
FedEx Corp.	42	11,816
Fortive Corp.	65	4,875
GE Vernova, Inc.	51	16,775
Generac Hldgs., Inc.*	12	1,861
General Electric Co.	203	33,858
Howmet Aerospace, Inc.	76	8,312
Hubbell, Inc. Cl B	10	4,189

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
IDEX Corp.	15	$3,139
Illinois Tool Works, Inc.	50	12,678
Ingersoll Rand, Inc.	75	6,784
JB Hunt Transport Svcs., Inc.	15	2,560
Johnson Controls International PLC	126	9,945
Masco Corp.	41	2,975
Nordson Corp.	11	2,302
Norfolk Southern Corp.	42	9,857
Old Dominion Freight Line, Inc.	35	6,174
Otis Worldwide Corp.	75	6,946
PACCAR, Inc.	98	10,194
Parker-Hannifin Corp.	24	15,265
Paychex, Inc.	60	8,413
Paycom Software, Inc.	9	1,845
Pentair PLC	31	3,120
Quanta Svcs., Inc.	28	8,849
Republic Svcs., Inc. Cl A	38	7,645
Rockwell Automation, Inc.	21	6,002
Rollins, Inc.	53	2,457
Snap-on, Inc.	10	3,395
Southwest Airlines Co.	112	3,765
Stanley Black & Decker, Inc.	29	2,328
Trane Technologies PLC	42	15,513
Uber Technologies, Inc.*	396	23,887
Union Pacific Corp.	113	25,769
United Airlines Hldgs., Inc.*	61	5,923
United Parcel Svc., Inc. Cl B	137	17,276
United Rentals, Inc.	13	9,158
Veralto Corp.	46	4,685
Verisk Analytics, Inc. Cl A	27	7,437
Waste Management, Inc.	68	13,722
Westinghouse Air Brake Technologies Corp.	32	6,067
WW Grainger, Inc.	8	8,432
Xylem, Inc.	46	5,337

		601,472

INFORMATION TECHNOLOGY (32.2%)
Accenture PLC Cl A	96	33,772
Adobe, Inc.*	68	30,238
Advanced Micro Devices, Inc.*	249	30,077
Akamai Technologies, Inc.*	23	2,200
Amphenol Corp. Cl A	185	12,848
Analog Devices, Inc.	76	16,147
ANSYS, Inc.*	13	4,385
Apple, Inc.	2,322	581,475
Applied Materials, Inc.	127	20,654
Arista Networks, Inc.*	159	17,574
Autodesk, Inc.*	33	9,754
Broadcom, Inc.	717	166,229
Cadence Design Systems, Inc.*	42	12,619
CDW Corp.	20	3,481
Cisco Systems, Inc.	612	36,230
Cognizant Technology Solutions Corp. Cl A	76	5,844
Crowdstrike Hldgs., Inc. Cl A*	35	11,976

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Dell Technologies, Inc. Cl C	47	$5,416
Enphase Energy, Inc.*	20	1,374
EPAM Systems, Inc.*	8	1,871
F5, Inc.*	8	2,012
Fair Isaac Corp.*	3	5,973
First Solar, Inc.*	16	2,820
Fortinet, Inc.*	98	9,259
Gartner, Inc.*	11	5,329
Gen Digital, Inc.	83	2,273
GoDaddy, Inc. Cl A*	21	4,145
Hewlett Packard Enterprise Co.	199	4,249
HP, Inc.	148	4,829
Intel Corp.	662	13,273
Intuit, Inc.	43	27,026
Jabil, Inc.	17	2,446
Juniper Networks, Inc.	50	1,873
Keysight Technologies, Inc.*	26	4,176
KLA Corp.	20	12,602
Lam Research Corp.	198	14,302
Microchip Technology, Inc.	82	4,703
Micron Technology, Inc.	170	14,307
Microsoft Corp.	1,142	481,353
Monolithic Power Systems, Inc.	7	4,142
Motorola Solutions, Inc.	25	11,556
NetApp, Inc.	31	3,598
NVIDIA Corp.	3,767	505,870
NXP Semiconductors N.V.	39	8,106
ON Semiconductor Corp.*	65	4,098
Oracle Corp.	247	41,160
Palantir Technologies, Inc. Cl A*	315	23,823
Palo Alto Networks, Inc.*	101	18,378
PTC, Inc.*	18	3,310
QUALCOMM, Inc.	171	26,269
Roper Technologies, Inc.	16	8,318
Salesforce, Inc.	147	49,147
Seagate Technology Hldgs. PLC	32	2,762
ServiceNow, Inc.*	31	32,864
Skyworks Solutions, Inc.	24	2,128
Super Micro Computer, Inc.*	77	2,347
Synopsys, Inc.*	23	11,163
TE Connectivity PLC	45	6,434
Teledyne Technologies, Inc.*	7	3,249
Teradyne, Inc.	25	3,148
Texas Instruments, Inc.	140	26,251
Trimble, Inc.*	38	2,685
Tyler Technologies, Inc.*	6	3,460
VeriSign, Inc.*	13	2,690
Western Digital Corp.*	53	3,160
Zebra Technologies Corp. Cl A*	7	2,704

		2,433,934

MATERIALS (1.9%)
Air Products & Chemicals, Inc.	34	9,861
Albemarle Corp.	18	1,549
Amcor PLC	223	2,098
Avery Dennison Corp.	12	2,246

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Ball Corp.	46	$2,536
CF Industries Hldgs., Inc.	27	2,304
Corteva, Inc.	105	5,981
Dow, Inc.	107	4,294
DuPont de Nemours, Inc.	64	4,880
Ecolab, Inc.	39	9,138
FMC Corp.	19	924
Freeport-McMoRan, Inc.	221	8,416
International Flavors & Fragrances, Inc.	39	3,297
International Paper Co.	53	2,852
Linde PLC	73	30,563
LyondellBasell Industries N.V. Cl A	40	2,971
Martin Marietta Materials, Inc.	9	4,648
Mosaic Co.	49	1,204
Newmont Corp.	175	6,514
Nucor Corp.	36	4,202
Packaging Corp. of America	13	2,927
PPG Industries, Inc.	36	4,300
Sherwin-Williams Co.	36	12,237
Smurfit WestRock PLC	76	4,093
Steel Dynamics, Inc.	22	2,510
Vulcan Materials Co.	20	5,145

		141,690

REAL ESTATE (2.1%)
American Tower Corp.	77	14,123
AvalonBay Communities, Inc.	23	5,059
BXP, Inc.	23	1,710
Camden Property Trust	17	1,973
CBRE Group, Inc. Cl A*	49	6,433
CoStar Group, Inc.*	67	4,797
Crown Castle, Inc.	72	6,535
Digital Realty Trust, Inc.	51	9,044
Equinix, Inc.	15	14,143
Equity Residential	56	4,019
Essex Property Trust, Inc.	10	2,854
Extra Space Storage, Inc.	34	5,086
Federal Realty Investment Trust	12	1,343
Host Hotels & Resorts, Inc.	115	2,015
Invitation Homes, Inc.	94	3,005
Iron Mountain, Inc.	48	5,045
Kimco Realty Corp.	111	2,601
Mid-America Apartment Communities, Inc.	19	2,937
Prologis, Inc.	152	16,066
Public Storage	25	7,486
Realty Income Corp.	144	7,691
Regency Centers Corp.	26	1,922
SBA Communications Corp. Cl A	17	3,465
Simon Property Group, Inc.	50	8,611
UDR, Inc.	49	2,127
Welltower, Inc.	97	12,225
Weyerhaeuser Co.	120	3,378

		155,693

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (2.3%)
AES Corp.	107	$1,377
Alliant Energy Corp.	38	2,247
Ameren Corp.	40	3,566
American Electric Power Co., Inc.	80	7,378
American Water Works Co., Inc.	29	3,610
Atmos Energy Corp.	23	3,203
CenterPoint Energy, Inc.	99	3,141
CMS Energy Corp.	45	2,999
Consolidated Edison, Inc.	52	4,640
Constellation Energy Corp.	47	10,514
Dominion Energy, Inc.	127	6,840
DTE Energy Co.	31	3,743
Duke Energy Corp.	117	12,606
Edison International	59	4,711
Entergy Corp.	64	4,853
Evergy, Inc.	34	2,093
Eversource Energy	55	3,159
Exelon Corp.	152	5,721
FirstEnergy Corp.	78	3,103
NextEra Energy, Inc.	311	22,296

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
NiSource, Inc.	71	$2,610
NRG Energy, Inc.	30	2,707
PG&E Corp.	330	6,659
Pinnacle West Capital Corp.	17	1,441
PPL Corp.	112	3,636
Public Svc. Enterprise Group, Inc.	75	6,337
Sempra	96	8,421
Southern Co.	166	13,665
Vistra Corp.	51	7,031
WEC Energy Group, Inc.	47	4,420
Xcel Energy, Inc.	87	5,874

		174,601

TOTAL COMMON STOCKS
(Cost: $5,349,083)		7,565,399

TOTAL INVESTMENTS
(Cost: $5,349,083) 100.2%		7,565,399

OTHER NET ASSETS -0.2%		(12,037)

NET ASSETS 100.0%		$7,553,362

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

†	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.2%)	5,869,681	$71,140,536
Equity Index Fund (21.6%)	674,655	44,979,253
Intermediate Bond Fund (29.6%)	6,438,634	61,488,957
International Fund (4.7%)	1,183,772	9,837,148
Mid Cap Equity Index Fund (4.3%)	423,622	8,862,182
Mid Cap Value Fund (0.5%)	60,892	1,039,429
US Government Money Market Fund (5.1%)	10,594,824	10,594,824

TOTAL INVESTMENTS (Cost: $207,157,666) 100.0%		207,942,329

OTHER NET ASSETS -0.0% (1)		(17,784)

NET ASSETS 100.0%		$207,924,545

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

MoA FUNDS — CLEAR PASSAGE 2015 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.6%)	3,011,383	$36,497,960
Equity Index Fund (22.6%)	357,227	23,816,301
Intermediate Bond Fund (28.0%)	3,087,167	29,482,442
International Fund (4.8%)	610,263	5,071,282
Mid Cap Equity Index Fund (4.5%)	226,813	4,744,926
Mid Cap Value Fund (0.5%)	28,190	481,195
US Government Money Market Fund (5.0%)	5,304,983	5,304,983

TOTAL INVESTMENTS (Cost: $106,895,275) 100.0%		105,399,089

OTHER NET ASSETS -0.0% (1)		(24,368)

NET ASSETS 100.0%		$105,374,721

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2020 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (36.3%)			13,766,806	$166,853,693
Equity Index Fund (24.7%)			1,704,181	113,617,748
Intermediate Bond Fund (20.1%)			9,655,771	92,212,617
International Fund (6.7%)			3,689,014	30,655,704
Mid Cap Equity Index Fund (4.7%)			1,022,581	21,392,394
Mid Cap Value Fund (0.7%)			187,380	3,198,575
Small Cap Equity Index Fund (0.7%)			307,852	3,238,599
Small Cap Value Fund (1.1%)			343,276	4,977,497
US Government Money Market Fund (5.0%)			22,990,170	22,990,170

TOTAL COMMON STOCKS (Cost: $458,350,694)				459,136,997

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	3.58	01/02/25	$40,473	$40,473

TOTAL TEMPORARY CASH INVESTMENT (Cost: $40,473)				40,473

TOTAL INVESTMENTS (Cost: $458,391,167) 100.0%				459,177,470

OTHER NET ASSETS -0.0% (1)				(35,695)

NET ASSETS 100.0%				$459,141,775

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2025 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (33.0%)			30,220,500	$366,272,456
Equity Index Fund (30.7%)			5,116,506	341,117,466
Intermediate Bond Fund (15.0%)			17,447,494	166,623,563
International Fund (10.0%)			13,385,348	111,232,243
Mid Cap Equity Index Fund (4.9%)			2,584,117	54,059,735
Mid Cap Value Fund (0.9%)			607,144	10,363,948
Small Cap Equity Index Fund (0.8%)			883,826	9,297,850
Small Cap Value Fund (1.7%)			1,312,261	19,027,791
US Government Money Market Fund (3.0%)			33,421,802	33,421,802

TOTAL COMMON STOCKS (Cost: $1,087,797,764)				1,111,416,854

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
Citibank, New York Time Deposit	3.58	01/02/25	$97,217	$97,217

TOTAL TEMPORARY CASH INVESTMENT (Cost: $97,217)				97,217

TOTAL INVESTMENTS (Cost: $1,087,894,981) 100.0%				1,111,514,071

OTHER NET ASSETS -0.0% (1)				(111,346)

NET ASSETS 100.0%				$1,111,402,725

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2030 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (27.7%)			32,213,863	$390,432,015
Equity Index Fund (35.8%)			7,570,305	504,712,209
Intermediate Bond Fund (9.9%)			14,631,215	139,728,106
International Fund (12.0%)			20,390,769	169,447,292
Mid Cap Equity Index Fund (5.8%)			3,910,965	81,817,396
Mid Cap Value Fund (1.7%)			1,367,274	23,339,366
Small Cap Equity Index Fund (1.0%)			1,402,197	14,751,108
Small Cap Growth Fund (1.2%)			1,178,074	16,222,078
Small Cap Value Fund (1.9%)			1,815,419	26,323,582
US Government Money Market Fund (3.0%)			41,978,338	41,978,338

TOTAL COMMON STOCKS (Cost: $1,348,640,649)				1,408,751,490

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	3.58	01/02/25	$121,658	$121,658

TOTAL TEMPORARY CASH INVESTMENT (Cost: $121,658)				121,658

TOTAL INVESTMENTS (Cost: $1,348,762,307) 100.0%				1,408,873,148

OTHER NET ASSETS -0.0% (1)				(132,448)

NET ASSETS 100.0%				$1,408,740,700

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2035 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (21.9%)			25,239,258	$305,899,807
Equity Index Fund (41.9%)			8,799,182	586,641,436
Intermediate Bond Fund (5.0%)			7,381,769	70,495,892
International Fund (14.7%)			24,788,164	205,989,644
Mid Cap Equity Index Fund (8.1%)			5,396,575	112,896,351
Mid Cap Value Fund (1.4%)			1,135,660	19,385,718
Small Cap Equity Index Fund (1.0%)			1,377,823	14,494,694
Small Cap Growth Fund (1.1%)			1,082,663	14,908,269
Small Cap Value Fund (2.0%)			1,905,195	27,625,334
US Government Money Market Fund (2.9%)			40,906,131	40,906,131

TOTAL COMMON STOCKS (Cost: $1,327,592,593)				1,399,243,276

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
Citibank, New York Time Deposit	3.58	01/02/25	$120,935	$120,935

TOTAL TEMPORARY CASH INVESTMENT (Cost: $120,935)				120,935

TOTAL INVESTMENTS (Cost: $1,327,713,528) 100.0%				1,399,364,211

OTHER NET ASSETS -0.0% (1)				(135,113)

NET ASSETS 100.0%				$1,399,229,098

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2040 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (14.0%)			13,951,839	$169,096,294
Equity Index Fund (45.1%)			8,137,018	542,495,016
Intermediate Bond Fund (4.0%)			5,001,674	47,765,986
International Fund (18.6%)			26,918,908	223,696,125
Mid Cap Equity Index Fund (10.3%)			5,925,324	123,957,786
Mid Cap Value Fund (1.0%)			738,572	12,607,418
Small Cap Equity Index Fund (2.0%)			2,314,204	24,345,425
Small Cap Growth Fund (1.0%)			845,166	11,637,931
Small Cap Value Fund (2.0%)			1,666,288	24,161,177
US Government Money Market Fund (2.0%)			23,855,846	23,855,846

TOTAL COMMON STOCKS (Cost: $1,133,475,772)				1,203,619,004

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	3.58	01/02/25	$103,395	$103,395

TOTAL TEMPORARY CASH INVESTMENT (Cost: $103,395)				103,395

TOTAL INVESTMENTS (Cost: $1,133,579,167) 100.0%				1,203,722,399

OTHER NET ASSETS -0.0% (1)				(160,256)

NET ASSETS 100.0%				$1,203,562,143

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2045 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (10.0%)			10,167,201	$123,226,478
Equity Index Fund (47.2%)			8,719,268	581,313,604
Intermediate Bond Fund (3.0%)			3,855,384	36,818,921
International Fund (20.1%)			29,862,140	248,154,383
Mid Cap Equity Index Fund (10.5%)			6,197,567	129,653,102
Mid Cap Value Fund (1.0%)			755,801	12,901,523
Small Cap Equity Index Fund (2.1%)			2,417,810	25,435,363
Small Cap Growth Fund (2.1%)			1,863,201	25,656,277
Small Cap Value Fund (2.0%)			1,659,502	24,062,773
US Government Money Market Fund (2.0%)			24,460,724	24,460,724

TOTAL COMMON STOCKS (Cost: $1,152,884,768)				1,231,683,148

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	3.58	01/02/25	$106,816	$106,816

TOTAL TEMPORARY CASH INVESTMENT (Cost: $106,816)				106,816

TOTAL INVESTMENTS (Cost: $1,152,991,584) 100.0%				1,231,789,964

OTHER NET ASSETS -0.0% (1)				(163,732)

NET ASSETS 100.0%				$1,231,626,232

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2050 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.0%)			5,628,852	$68,221,684
Equity Index Fund (49.3%)			7,221,606	481,464,473
Intermediate Bond Fund (1.9%)			1,965,587	18,771,352
International Fund (20.4%)			23,922,154	198,793,102
Mid Cap Equity Index Fund (11.3%)			5,261,419	110,068,888
Mid Cap Value Fund (2.1%)			1,221,148	20,844,989
Small Cap Equity Index Fund (2.0%)			1,866,593	19,636,560
Small Cap Growth Fund (2.0%)			1,444,668	19,893,082
Small Cap Value Fund (2.0%)			1,365,698	19,802,614
US Government Money Market Fund (2.0%)			19,165,531	19,165,531

TOTAL COMMON STOCKS (Cost: $911,163,576)				976,662,275

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
Citibank, New York Time Deposit	3.58	01/02/25	$86,471	$86,471

TOTAL TEMPORARY CASH INVESTMENT (Cost: $86,471)				86,471

TOTAL INVESTMENTS (Cost: $911,250,047) 100.0%				976,748,746

OTHER NET ASSETS -0.0% (1)				(139,101)

NET ASSETS 100.0%				$976,609,645

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2055 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (6.0%)			2,795,649	$33,883,271
Equity Index Fund (49.4%)			4,157,129	277,155,765
Intermediate Bond Fund (0.8%)			483,784	4,620,137
International Fund (21.8%)			14,716,525	122,294,326
Mid Cap Equity Index Fund (11.9%)			3,198,003	66,902,233
Mid Cap Value Fund (2.1%)			673,461	11,495,985
Small Cap Equity Index Fund (3.0%)			1,604,836	16,882,873
Small Cap Growth Fund (2.0%)			795,474	10,953,676
Small Cap Value Fund (2.0%)			784,109	11,369,576
US Government Money Market Fund (1.0%)			5,503,170	5,503,170

TOTAL COMMON STOCKS (Cost: $527,291,613)				561,061,012

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
Citibank, New York Time Deposit	3.58	01/02/25	$47,777	$47,777

TOTAL TEMPORARY CASH INVESTMENT (Cost: $47,777)				47,777

TOTAL INVESTMENTS (Cost: $527,339,390) 100.0%				561,108,789

OTHER NET ASSETS -0.0% (1)				(115,521)

NET ASSETS 100.0%				$560,993,268

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2060 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (4.3%)			1,096,233	$13,286,339
Equity Index Fund (48.4%)			2,261,529	150,776,149
Intermediate Bond Fund (0.6%)			187,014	1,785,988
International Fund (22.9%)			8,583,377	71,327,866
Mid Cap Equity Index Fund (12.7%)			1,887,191	39,480,043
Mid Cap Value Fund (2.2%)			398,377	6,800,291
Small Cap Equity Index Fund (3.1%)			909,829	9,571,405
Small Cap Growth Fund (2.0%)			452,006	6,224,129
Small Cap Value Fund (2.9%)			620,458	8,996,642
US Government Money Market Fund (0.9%)			2,884,892	2,884,892

TOTAL COMMON STOCKS (Cost: $293,078,047)				311,133,744

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
Brown Brothers Harriman, New York Time Deposit	3.58	01/02/25	$26,300	$26,300

TOTAL TEMPORARY CASH INVESTMENT (Cost: $26,300)				26,300

TOTAL INVESTMENTS (Cost: $293,104,347) 100.0%				311,160,044

OTHER NET ASSETS -0.0% (1)				(82,320)

NET ASSETS 100.0%				$311,077,724

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2065 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

			Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (3.5%)			349,523	$4,236,216
Equity Index Fund (48.4%)			886,690	59,115,627
Intermediate Bond Fund (0.6%)			73,372	700,701
International Fund (22.5%)			3,317,489	27,568,337
Mid Cap Equity Index Fund (12.1%)			709,311	14,838,791
Mid Cap Value Fund (2.9%)			210,014	3,584,935
Small Cap Equity Index Fund (3.1%)			356,055	3,745,696
Small Cap Growth Fund (2.9%)			256,647	3,534,032
Small Cap Value Fund (3.1%)			262,046	3,799,666
US Government Money Market Fund (0.9%)			1,058,341	1,058,341

TOTAL COMMON STOCKS (Cost: $114,680,508)				122,182,342

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit	3.58	01/02/25	$24,996	$24,996

TOTAL TEMPORARY CASH INVESTMENT (Cost: $24,996)				24,996

TOTAL INVESTMENTS (Cost: $114,705,504) 100.0%				122,207,338

OTHER NET ASSETS -0.0% (1)				(20,647)

NET ASSETS 100.0%				$122,186,691

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.2%)	4,302,021	$52,140,498
Equity Index Fund (27.4%)	626,515	41,769,781
Intermediate Bond Fund (24.4%)	3,893,128	37,179,369
International Fund (4.9%)	911,177	7,571,882
Mid Cap Equity Index Fund (5.3%)	386,286	8,081,097
US Government Money Market Fund (3.8%)	5,877,137	5,877,137

TOTAL INVESTMENTS (Cost: $153,127,957) 100.0%		152,619,764

OTHER NET ASSETS -0.0% (1)		(18,284)

NET ASSETS 100.0%		$152,601,480

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

MoA FUNDS — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (23.1%)	7,573,081	$91,785,740
Equity Index Fund (37.4%)	2,223,271	148,225,457
Intermediate Bond Fund (13.9%)	5,767,212	55,076,879
International Fund (14.9%)	7,116,511	59,138,210
Mid Cap Equity Index Fund (10.7%)	2,031,675	42,502,638

TOTAL INVESTMENTS (Cost: $377,665,647) 100.0%		396,728,924

OTHER NET ASSETS -0.0% (1)		(47,274)

NET ASSETS 100.0%		$396,681,650

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (13.9%)	3,846,612	$46,620,937
Equity Index Fund (37.6%)	1,891,383	126,098,497
International Fund (18.2%)	7,340,824	61,002,250
Mid Cap Equity Index Fund (20.3%)	3,246,400	67,914,687
Small Cap Growth Fund (5.1%)	1,232,547	16,972,171
Small Cap Value Fund (4.9%)	1,142,143	16,561,074

TOTAL INVESTMENTS (Cost: $309,664,143) 100.0%		335,169,616

OTHER NET ASSETS -0.0% (1)		(45,597)

NET ASSETS 100.0%		$335,124,019

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — US GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (100.4%):
U.S. GOVERNMENT (69.9%)
U.S. Treasury Bill	A-1+	4.24	02/27/25	$1,000,000	$993,335
U.S. Treasury Bill	A-1+	4.27	02/18/25	25,750,000	25,604,425
U.S. Treasury Bill	A-1+	4.28	02/11/25	34,500,000	34,333,139
U.S. Treasury Bill	A-1+	4.34	02/04/25	23,000,000	22,906,460
U.S. Treasury Bill	A-1+	4.34	02/13/25	26,000,000	25,866,200
U.S. Treasury Bill	A-1+	4.37	02/06/25	27,450,000	27,330,870
U.S. Treasury Bill	A-1+	4.41	01/30/25	29,700,000	29,595,332
U.S. Treasury Bill	A-1+	4.43	01/02/25	25,100,000	25,096,929
U.S. Treasury Bill	A-1+	4.43	01/28/25	67,000,000	66,778,882
U.S. Treasury Bill	A-1+	4.45	01/14/25	28,000,000	27,955,300
U.S. Treasury Bill	A-1+	4.49	01/21/25	40,350,000	40,249,998
U.S. Treasury Bill	A-1+	4.51	01/07/25	34,050,000	34,024,588

					360,735,458

U.S. GOVERNMENT AGENCIES (30.5%)
FHLB	A-1+	4.25	02/24/25	29,000,000	28,816,213
FHLB	A-1+	4.27	02/18/25	2,000,000	1,988,693
FHLB	A-1+	4.28	02/21/25	12,100,000	12,027,148
FHLB	A-1+	4.29	02/07/25	22,800,000	22,700,174
FHLB	A-1+	4.29	02/12/25	31,000,000	30,845,930
FHLB	A-1+	4.33	02/05/25	20,000,000	19,916,389
FHLB	A-1+	4.50	01/02/25	23,000,000	22,997,144
FHLB	A-1+	4.51	01/08/25	18,000,000	17,984,337

					157,276,028

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $518,011,486)					518,011,486

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit		3.58	01/02/25	$86,205	$86,205

TOTAL TEMPORARY CASH INVESTMENT (Cost: $86,205)					86,205

TOTAL INVESTMENTS (Cost: $518,097,691) 100.4%					518,097,691

OTHER NET ASSETS -0.4%					(2,214,936)

NET ASSETS 100.0%					$515,882,755

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FHLB = Federal Home Loan Bank

*	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (98.7%):
U.S. GOVERNMENT (40.1%)
U.S. Treasury Note	AA+	0.50	06/30/27	$7,750,000	$7,064,609
U.S. Treasury Note	AA+	0.63	08/15/30	39,500,000	32,084,493
U.S. Treasury Note	AA+	1.50	11/30/28	7,100,000	6,375,578
U.S. Treasury Note	AA+	1.63	05/15/26	4,475,000	4,318,725
U.S. Treasury Note	AA+	1.75	01/31/29	9,980,000	9,010,069
U.S. Treasury Note	AA+	2.63	05/31/27	28,415,000	27,353,877
U.S. Treasury Note	AA+	2.75	07/31/27	20,000,000	19,260,938
U.S. Treasury Note	AA+	3.25	06/30/27	9,755,000	9,525,605
U.S. Treasury Note	AA+	3.38	05/15/33	6,010,000	5,523,566
U.S. Treasury Note	AA+	3.50	04/30/28	24,100,000	23,489,969
U.S. Treasury Note	AA+	3.63	03/31/28	29,100,000	28,499,812
U.S. Treasury Note	AA+	3.63	08/31/29	2,950,000	2,856,430
U.S. Treasury Note	AA+	3.75	08/31/31	7,200,000	6,898,500
U.S. Treasury Note	AA+	3.88	11/30/27	26,400,000	26,100,938
U.S. Treasury Note	AA+	3.88	08/15/33	31,420,000	29,912,822
U.S. Treasury Note	AA+	3.88	08/15/34	6,600,000	6,243,187
U.S. Treasury Note	AA+	4.13	01/31/25	5,000,000	4,998,633
U.S. Treasury Note	AA+	4.13	07/31/28	18,500,000	18,369,922
U.S. Treasury Note	AA+	4.13	07/31/31	9,800,000	9,604,000
U.S. Treasury Note	AA+	4.13	11/15/32	17,660,000	17,226,778
U.S. Treasury Note	AA+	4.38	11/30/28	17,800,000	17,805,562
U.S. Treasury Note	AA+	4.38	11/30/30	7,500,000	7,472,461
U.S. Treasury Note	AA+	4.38	05/15/34	11,300,000	11,130,500
U.S. Treasury Note	AA+	4.50	11/15/33	2,500,000	2,489,453
U.S. Treasury Note	AA+	4.63	04/30/31	16,000,000	16,135,000
U.S. Treasury Note	AA+	4.63	05/31/31	6,900,000	6,957,141
U.S. Treasury Note	AA+	5.00	09/30/25	4,500,000	4,523,379

					361,231,947

U.S. GOVERNMENT AGENCIES (1.9%)
NON-MORTGAGE-BACKED OBLIGATIONS (1.9%)
FFCB	AA+	5.95	05/24/34	2,700,000	2,691,990
FHLB	AA+	5.00	10/22/32	2,000,000	1,960,884
FHLB	AA+	5.65	05/21/29	2,075,000	2,076,315
FHLB	AA+	5.70	05/01/29	1,000,000	1,001,096
FHLMC	AA+	5.00	03/14/29	3,000,000	2,988,520
FHLMC	AA+	5.60	04/17/29	4,303,000	4,307,574
FHLMC	AA+	5.68	04/30/29	1,957,000	1,960,460

					16,986,839

CORPORATE DEBT (56.7%)
COMMUNICATION SERVICES (3.1%)
AT&T, Inc.	BBB	1.70	03/25/26	1,200,000	1,157,958
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,522,293
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,918,823
Sprint LLC	BBB-	7.63	03/01/26	3,605,000	3,686,445
Take-Two Interactive Software, Inc.	BBB	5.40	06/12/29	3,000,000	3,036,552
T-Mobile USA, Inc.	BBB	3.38	04/15/29	2,295,000	2,145,343
T-Mobile USA, Inc.	BBB	3.75	04/15/27	1,840,000	1,797,374
Verizon Communications, Inc.	BBB+	4.02	12/03/29	3,200,000	3,067,593
Verizon Communications, Inc.	BBB+	4.13	03/16/27	980,000	968,567
Warnermedia Hldgs., Inc.	BBB-	3.76	03/15/27	2,830,000	2,726,400
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	1,500,000	1,500,837

					27,528,185

CONSUMER DISCRETIONARY (3.9%)
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,735,000	1,460,311
Darden Restaurants, Inc.	BBB	3.85	05/01/27	2,341,000	2,287,671

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
Expedia Group, Inc.	BBB	5.00	02/15/26	$3,563,000	$3,570,232
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	2,411,000	2,315,275
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	4,315,000	4,366,944
Lennar Corp.	BBB	5.00	06/15/27	3,500,000	3,507,120
Lowe’s Cos., Inc.	BBB+	2.63	04/01/31	2,000,000	1,736,226
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	4,840,000	4,745,359
Marriott International, Inc.	BBB	2.85	04/15/31	2,640,000	2,306,337
Mattel, Inc.†	BBB	3.38	04/01/26	2,814,000	2,756,024
Mattel, Inc.†	BBB	5.88	12/15/27	425,000	426,119
PulteGroup, Inc.	BBB	5.00	01/15/27	1,727,000	1,729,161
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	3,731,000	3,727,493

					34,934,272

CONSUMER STAPLES (1.3%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	4,400,000	3,800,197
Bunge Ltd. Finance Corp.	BBB+	4.20	09/17/29	660,000	639,853
Constellation Brands, Inc.	BBB	4.80	01/15/29	2,875,000	2,853,824
J M Smucker Co.	BBB	5.90	11/15/28	3,300,000	3,417,879
Keurig Dr Pepper, Inc.	BBB	5.10	03/15/27	1,450,000	1,462,841

					12,174,594

ENERGY (5.1%)
Cheniere Energy Partners LP	BBB-	4.50	10/01/29	3,034,000	2,937,147
Diamondback Energy, Inc.	BBB	5.15	01/30/30	2,075,000	2,078,421
Diamondback Energy, Inc.	BBB	5.20	04/18/27	2,500,000	2,523,683
Energy Transfer LP	BBB	5.25	07/01/29	3,465,000	3,480,349
Energy Transfer LP	BBB	5.55	02/15/28	2,000,000	2,030,365
EnLink Midstream LLC†	BBB	5.63	01/15/28	2,370,000	2,392,116
EQT Corp.†	BBB-	3.13	05/15/26	2,475,000	2,410,588
EQT Corp.	BBB-	3.90	10/01/27	875,000	850,064
Hess Corp.	BBB-	4.30	04/01/27	1,180,000	1,167,966
HF Sinclair Corp.	BBB-	5.88	04/01/26	1,628,000	1,639,629
HF Sinclair Corp.	BBB-	6.38	04/15/27	3,000,000	3,042,489
Kinder Morgan, Inc.	BBB	5.10	08/01/29	4,495,000	4,495,545
Occidental Petroleum Corp.	BB+	6.38	09/01/28	2,180,000	2,249,796
ONEOK, Inc.	BBB	4.40	10/15/29	1,650,000	1,599,081
Plains All American Pipeline LP/PAA Finance Corp.	BBB	3.55	12/15/29	2,480,000	2,305,147
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	2,415,000	2,421,712
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	2,250,000	2,300,933
Western Midstream Operating LP	BBB-	4.65	07/01/26	3,800,000	3,781,997
Williams Cos., Inc.	BBB	5.40	03/02/26	2,214,000	2,229,030

					45,936,058

FINANCIALS (18.8%)
Alleghany Corp.	AA	3.63	05/15/30	2,200,000	2,066,817
American Express Co.	A-	5.39	07/28/27	3,085,000	3,118,338
American Express Co.	A-	5.53	04/25/30	2,270,000	2,309,429
Aon North America, Inc.	A-	5.15	03/01/29	5,000,000	5,016,646
Arthur J Gallagher & Co.	BBB	4.60	12/15/27	3,000,000	2,988,839
Bank of America Corp.	A-	2.97	02/04/33	16,830,000	14,459,457
Bank of New York Mellon Corp.	A	4.41	07/24/26	6,500,000	6,482,029
BankUnited, Inc.	BBB	4.88	11/17/25	3,470,000	3,461,801
Barclays PLC	BBB+	5.83	05/09/27	2,000,000	2,021,134
Bristol-Myers Squibb Co.	A	4.90	02/22/29	5,000,000	5,018,939
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,468,867

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Capital One Financial Corp.	BBB	5.70	02/01/30	$3,000,000	$3,041,532
Citigroup, Inc.	BBB+	3.98	03/20/30	9,675,000	9,219,827
Citizens Bank N.A.	A-	5.28	01/26/26	2,300,000	2,297,356
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	2,275,000	2,307,962
Discover Financial Svcs.	BBB-	4.10	02/09/27	4,895,000	4,804,511
Fifth Third Bancorp	BBB+	4.90	09/06/30	1,600,000	1,578,295
Fifth Third Bancorp	BBB+	6.34	07/27/29	2,200,000	2,280,127
First Horizon Bank	BBB	5.75	05/01/30	2,068,000	2,055,076
Global Payments, Inc.	BBB-	2.90	05/15/30	4,500,000	4,006,567
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	1,000,000	884,831
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,797,950
Goldman Sachs Group, Inc.	BBB+	3.85	01/26/27	5,620,000	5,512,939
JPMorgan Chase & Co.	A	3.51	01/23/29	5,030,000	4,827,067
JPMorgan Chase & Co.	A	5.35	06/01/34	2,800,000	2,794,141
JPMorgan Chase & Co.	A-	5.72	09/14/33	3,150,000	3,206,750
KeyBank N.A.	BBB+	5.85	11/15/27	1,000,000	1,024,061
KeyCorp	BBB	2.25	04/06/27	3,073,000	2,898,896
KeyCorp	BBB	2.55	10/01/29	1,200,000	1,065,159
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	4,600,000	4,506,326
Manufacturers & Traders Trust Co.	BBB+	3.40	08/17/27	3,700,000	3,557,974
Mercury General Corp.	BBB-	4.40	03/15/27	3,030,000	2,970,953
Morgan Stanley	A-	4.43	01/23/30	2,425,000	2,362,109
Morgan Stanley	A-	5.12	02/01/29	4,670,000	4,678,622
Morgan Stanley	A-	5.45	07/20/29	3,920,000	3,963,165
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	4,230,000	4,246,253
PNC Financial Svcs. Group, Inc.	A-	6.62	10/20/27	2,200,000	2,264,725
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,866,926
Synchrony Bank	BBB	5.63	08/23/27	300,000	302,116
Synchrony Financial	BBB-	3.70	08/04/26	4,290,000	4,195,213
Truist Financial Corp.	A-	4.87	01/26/29	5,060,000	5,026,877
US Bancorp	A	4.65	02/01/29	6,440,000	6,374,147
US Bancorp	A	5.78	06/12/29	1,340,000	1,369,825
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,912,653
Wells Fargo & Co.	BBB+	3.35	03/02/33	3,390,000	2,967,437
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,660,000	3,550,957
Wells Fargo & Co.	BBB+	5.20	01/23/30	3,000,000	3,009,614
Zions Bancorporation	BBB	3.25	10/29/29	5,119,000	4,562,610

					168,703,845

HEALTH CARE (3.5%)
AbbVie, Inc.	A-	4.25	11/14/28	4,046,000	3,982,870
AbbVie, Inc.	A-	4.80	03/15/29	3,500,000	3,494,828
Amgen, Inc.	BBB+	5.15	03/02/28	4,775,000	4,805,528
Baxter International, Inc.	BBB	1.92	02/01/27	4,000,000	3,768,953
Cencora, Inc.	BBB+	4.63	12/15/27	3,000,000	3,001,018
CVS Health Corp.	BBB	3.25	08/15/29	2,375,000	2,159,082
CVS Health Corp.	BBB	5.40	06/01/29	2,500,000	2,500,809
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,636,417
Elevance Health, Inc.	A	4.75	02/15/30	1,160,000	1,144,694
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	4,410,000	3,963,457

					31,457,656

INDUSTRIALS (4.0%)
AutoZone, Inc.	BBB	6.25	11/01/28	3,500,000	3,658,425
Boeing Co.	BBB-	2.20	02/04/26	3,300,000	3,201,405
Boeing Co.	BBB-	2.75	02/01/26	490,000	477,963

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
INDUSTRIALS (CONTINUED)
CH Robinson Worldwide, Inc.	BBB	4.20	04/15/28	$2,400,000	$2,338,727
Equifax, Inc.	BBB	4.80	09/15/29	5,000,000	4,937,874
Hexcel Corp.	BB+	4.20	02/15/27	1,000,000	977,164
Huntington Ingalls Industries, Inc.	BBB-	3.48	12/01/27	2,000,000	1,920,235
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	3,400,000	3,440,587
Lennox International, Inc.	BBB	1.70	08/01/27	3,796,000	3,500,525
Otis Worldwide Corp.	BBB	5.13	11/19/31	3,300,000	3,301,967
Owens Corning	BBB	5.50	06/15/27	2,000,000	2,034,668
Quanta Svcs., Inc.	BBB-	4.75	08/09/27	3,000,000	2,993,704
Uber Technologies, Inc.†	BBB-	4.50	08/15/29	2,900,000	2,804,717
Verisk Analytics, Inc.	BBB	4.00	06/15/25	297,000	295,612

					35,883,573

INFORMATION TECHNOLOGY (5.6%)
Amphenol Corp.	BBB+	2.80	02/15/30	4,025,000	3,636,297
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	610,000	606,808
Arrow Electronics, Inc.	BBB-	5.88	04/10/34	3,000,000	3,008,821
Broadcom, Inc.	BBB	5.05	07/12/29	4,930,000	4,945,785
Flex Ltd.	BBB-	3.75	02/01/26	3,008,000	2,964,851
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	2,315,000	2,255,764
Intel Corp.	BBB	3.75	03/25/27	1,245,000	1,213,015
Intel Corp.	BBB	4.88	02/10/28	3,225,000	3,206,029
Jabil, Inc.	BBB-	1.70	04/15/26	1,608,000	1,543,070
Jabil, Inc.	BBB-	3.95	01/12/28	3,000,000	2,901,480
Juniper Networks, Inc.	BBB	3.75	08/15/29	2,550,000	2,420,977
Kyndryl Hldgs., Inc.	BBB-	2.05	10/15/26	3,500,000	3,327,069
Microchip Technology, Inc.	BBB	4.90	03/15/28	2,000,000	1,994,337
Micron Technology, Inc.	BBB-	4.19	02/15/27	2,000,000	1,970,105
Micron Technology, Inc.	BBB-	4.98	02/06/26	2,500,000	2,502,092
Motorola Solutions, Inc.	BBB	5.00	04/15/29	2,047,000	2,042,585
Oracle Corp.	BBB	2.80	04/01/27	2,115,000	2,029,862
Oracle Corp.	BBB	2.88	03/25/31	2,860,000	2,512,025
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	2,375,000	2,064,668
VMware LLC	BBB	1.40	08/15/26	3,960,000	3,750,952

					50,896,592

MATERIALS (2.0%)
Celanese US Hldgs. LLC	BB+	6.17	07/15/27	3,480,000	3,534,119
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	5,000,000	4,590,382
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,500,000	4,468,670
Steel Dynamics, Inc.	BBB	5.00	12/15/26	1,953,000	1,955,565
Vulcan Materials Co.	BBB+	4.95	12/01/29	3,625,000	3,609,946

					18,158,682

REAL ESTATE (5.7%)
Alexandria Real Estate Equities, Inc.	BBB+	4.50	07/30/29	4,700,000	4,591,879
American Tower Corp.	BBB	2.75	01/15/27	3,874,000	3,720,839
American Tower Corp.	BBB	5.80	11/15/28	750,000	768,996
Boston Properties LP	BBB	3.25	01/30/31	3,100,000	2,723,048
Boston Properties LP	BBB	6.50	01/15/34	1,945,000	2,037,360
Digital Realty Trust LP	BBB	5.55	01/15/28	4,543,000	4,610,922
Equinix, Inc.	BBB	1.45	05/15/26	2,295,000	2,195,609
Equinix, Inc.	BBB	3.20	11/18/29	2,580,000	2,371,154
Host Hotels & Resorts LP	BBB-	3.38	12/15/29	2,000,000	1,828,860
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	2,090,000	2,085,468
Kilroy Realty LP	BBB-	4.25	08/15/29	2,000,000	1,882,592
Kimco Realty OP LLC	BBB+	3.25	08/15/26	1,905,000	1,854,748

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
REAL ESTATE (CONTINUED)
Kimco Realty OP LLC	BBB+	6.40	03/01/34	$3,600,000	$3,826,112
NNN REIT, Inc.	BBB+	3.60	12/15/26	4,460,000	4,363,798
Prologis LP	A	1.75	07/01/30	2,320,000	1,956,336
Realty Income Corp.	A-	5.13	02/15/34	6,250,000	6,124,431
Tanger Properties LP	BBB-	3.13	09/01/26	2,485,000	2,408,118
Tanger Properties LP	BBB-	3.88	07/15/27	1,655,000	1,605,546

					50,955,816

UTILITIES (3.7%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	4,565,000	4,597,966
Black Hills Corp.	BBB+	3.15	01/15/27	3,000,000	2,894,176
DTE Energy Co.	BBB	5.10	03/01/29	4,660,000	4,670,045
Duke Energy Corp.	BBB	4.85	01/05/29	4,900,000	4,879,225
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	3,210,000	3,127,152
NiSource, Inc.	BBB+	5.20	07/01/29	2,900,000	2,920,789
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,380,392
Southern Co.	BBB+	5.50	03/15/29	5,000,000	5,099,724
WEC Energy Group, Inc.	BBB+	4.75	01/09/26	2,500,000	2,501,026

					33,070,495

TOTAL CORPORATE DEBT					509,699,768

TOTAL LONG-TERM DEBT SECURITIES (Cost: $905,785,205)					887,918,554

	Rating*	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.2%):
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	4.24	01/21/25	$2,000,000	$1,995,304

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,995,304)					1,995,304

TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit		3.58	01/02/25	442,324	442,324

TOTAL TEMPORARY CASH INVESTMENT (Cost: $442,324)					442,324

TOTAL INVESTMENTS (Cost: $908,222,833) 99.0%					890,356,182

OTHER NET ASSETS 1.0%					8,885,004

NET ASSETS 100.0%					$899,241,186

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation

*	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate values of these securities amounts to $19,886,272 and represents 2.2% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (98.8%):
U.S. GOVERNMENT (18.4%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$71,625,000	$43,131,680
U.S. Treasury Bond	AA+	1.13	08/15/40	46,250,000	27,605,469
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	13,939,453
U.S. Treasury Bond	AA+	2.25	08/15/46	29,985,000	19,377,806
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	6,894,302
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	151,625
U.S. Treasury Bond	AA+	2.88	05/15/49	7,500,000	5,323,828
U.S. Treasury Bond	AA+	3.63	02/15/53	23,570,000	19,183,770
U.S. Treasury Bond	AA+	4.00	11/15/52	30,665,000	26,755,212
U.S. Treasury Bond	AA+	4.13	08/15/53	42,025,000	37,500,746
U.S. Treasury Bond	AA+	4.25	02/15/54	11,530,000	10,537,339
U.S. Treasury Bond	AA+	4.63	05/15/44	3,500,000	3,397,187
U.S. Treasury Note	AA+	1.50	11/30/28	2,200,000	1,975,531
U.S. Treasury Note	AA+	1.50	02/15/30	2,775,000	2,409,264
U.S. Treasury Note	AA+	1.63	08/15/29	7,500,000	6,656,250
U.S. Treasury Note	AA+	2.63	02/15/29	33,700,000	31,501,602
U.S. Treasury Note	AA+	2.88	08/15/28	1,000,000	951,172
U.S. Treasury Note	AA+	3.63	03/31/30	24,820,000	23,920,275
U.S. Treasury Note	AA+	3.75	05/31/30	4,500,000	4,355,156
U.S. Treasury Note	AA+	3.88	11/30/29	35,925,000	35,116,688
U.S. Treasury Note	AA+	3.88	08/15/33	18,100,000	17,231,766
U.S. Treasury Note	AA+	3.88	08/15/34	11,000,000	10,405,313
U.S. Treasury Note	AA+	4.13	01/31/25	15,000,000	14,995,898
U.S. Treasury Note	AA+	4.50	11/15/33	5,690,000	5,665,995
U.S. Treasury Strip	AA+	0.00	08/15/29	3,280,000	2,662,438
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,512,645
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	5,893,886
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	5,294,248
U.S. Treasury Strip	AA+	0.00	02/15/42	28,575,000	12,008,197
U.S. Treasury Strip	AA+	0.00	08/15/48	15,160,000	4,651,041

					406,005,782

U.S. GOVERNMENT AGENCIES (35.7%)
MORTGAGE-BACKED OBLIGATIONS (34.1%)
FHLMC	AA+	1.50	10/01/36	3,649,775	3,146,193
FHLMC	AA+	2.00	02/01/51	3,363,668	2,665,997
FHLMC	AA+	2.50	09/01/27	33,304	32,539
FHLMC	AA+	2.50	09/01/27	153,711	149,994
FHLMC	AA+	2.50	12/01/27	183,874	178,844
FHLMC	AA+	2.50	06/01/35	1,507,665	1,379,074
FHLMC	AA+	2.50	05/01/42	12,374,171	10,602,102
FHLMC	AA+	2.50	10/01/49	1,678,942	1,382,997
FHLMC	AA+	2.50	01/01/50	1,102,115	907,847
FHLMC	AA+	2.50	01/01/50	967,063	796,598
FHLMC	AA+	2.50	04/25/50	12,970,936	10,319,873
FHLMC	AA+	2.50	05/01/50	3,118,940	2,582,641
FHLMC	AA+	2.50	06/01/50	3,819,476	3,143,714
FHLMC	AA+	2.50	02/01/51	914,590	761,586
FHLMC	AA+	2.50	02/01/51	590,521	490,594
FHLMC	AA+	2.50	04/01/51	4,040,801	3,353,263
FHLMC	AA+	2.50	05/01/51	14,612,256	12,098,741
FHLMC	AA+	2.50	09/01/51	3,625,481	2,987,891
FHLMC	AA+	2.50	10/01/51	2,877,221	2,355,831
FHLMC	AA+	2.50	11/01/51	2,753,879	2,265,576
FHLMC	AA+	3.00	06/01/27	3,789	3,727
FHLMC	AA+	3.00	06/01/27	99,100	97,366
FHLMC	AA+	3.00	08/01/27	3,403	3,348

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	3.00	08/01/27	$53,186	$52,256
FHLMC	AA+	3.00	02/01/32	1,200,625	1,145,927
FHLMC	AA+	3.00	07/01/42	161,441	143,056
FHLMC	AA+	3.00	11/01/42	374,582	327,747
FHLMC	AA+	3.00	11/01/42	15,151	13,447
FHLMC	AA+	3.00	03/01/43	669,300	592,769
FHLMC	AA+	3.00	04/01/43	4,534,994	4,018,273
FHLMC	AA+	3.00	04/01/43	2,710,181	2,401,952
FHLMC	AA+	3.00	04/01/43	917,842	812,892
FHLMC	AA+	3.00	04/01/43	14,914	13,231
FHLMC	AA+	3.00	09/15/43	103,512	101,962
FHLMC	AA+	3.00	04/15/44	191,935	177,759
FHLMC	AA+	3.00	04/15/45	36,285	35,998
FHLMC	AA+	3.00	09/01/46	912,701	793,497
FHLMC	AA+	3.00	09/01/46	1,958,439	1,677,272
FHLMC	AA+	3.00	11/01/46	239,083	205,378
FHLMC	AA+	3.00	05/01/49	1,892,387	1,630,176
FHLMC	AA+	3.00	11/01/49	1,570,771	1,353,123
FHLMC	AA+	3.00	11/01/49	1,576,885	1,358,390
FHLMC	AA+	3.00	12/01/49	1,281,021	1,103,605
FHLMC	AA+	3.00	02/01/50	1,838,435	1,583,699
FHLMC	AA+	3.00	11/01/50	3,157,816	2,709,940
FHLMC	AA+	3.00	04/01/51	1,175,476	1,007,326
FHLMC	AA+	3.00	10/01/51	10,123,916	8,599,741
FHLMC	AA+	3.00	06/01/52	6,307,758	5,413,527
FHLMC	AA+	3.00	07/01/53	5,180,050	4,413,889
FHLMC	AA+	3.50	02/01/35	323,158	307,908
FHLMC	AA+	3.50	02/01/35	629,787	599,013
FHLMC	AA+	3.50	04/01/35	299,486	284,104
FHLMC	AA+	3.50	02/01/36	298,051	281,689
FHLMC	AA+	3.50	11/01/39	1,769,048	1,645,130
FHLMC	AA+	3.50	01/01/41	307,284	280,977
FHLMC	AA+	3.50	05/01/42	21,274	19,445
FHLMC	AA+	3.50	07/01/42	790,434	723,713
FHLMC	AA+	3.50	01/01/43	18,774	17,159
FHLMC	AA+	3.50	04/01/43	17,728	16,180
FHLMC	AA+	3.50	06/01/43	569,634	518,385
FHLMC	AA+	3.50	08/15/43	964,621	924,416
FHLMC	AA+	3.50	11/01/43	47,137	43,084
FHLMC	AA+	3.50	01/01/44	7,625,038	6,960,904
FHLMC	AA+	3.50	04/01/45	760,010	687,634
FHLMC	AA+	3.50	07/01/45	28,811	26,186
FHLMC	AA+	3.50	07/01/45	864,326	784,373
FHLMC	AA+	3.50	09/01/45	414,117	374,134
FHLMC	AA+	3.50	11/01/45	1,712,290	1,556,173
FHLMC	AA+	3.50	08/01/46	708,871	640,417
FHLMC	AA+	3.50	12/01/47	401,078	360,609
FHLMC	AA+	3.50	02/01/50	1,147,882	1,033,409
FHLMC	AA+	3.50	09/01/50	2,198,052	1,968,425
FHLMC	AA+	4.00	02/01/25	526	524
FHLMC	AA+	4.00	05/01/25	790	786
FHLMC	AA+	4.00	05/01/26	10,833	10,754
FHLMC	AA+	4.00	12/01/33	385,430	370,158
FHLMC	AA+	4.00	01/01/38	924,396	890,765
FHLMC	AA+	4.00	01/01/38	262,878	253,625

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	4.00	01/15/40	$998,126	$991,514
FHLMC	AA+	4.00	03/01/41	5,724	5,417
FHLMC	AA+	4.00	07/01/41	9,069	8,583
FHLMC	AA+	4.00	07/01/41	271,712	256,814
FHLMC	AA+	4.00	11/01/42	5,215	4,914
FHLMC	AA+	4.00	10/01/44	282,103	263,500
FHLMC	AA+	4.00	10/01/44	672,327	627,936
FHLMC	AA+	4.00	10/01/44	12,467	11,659
FHLMC	AA+	4.00	10/01/44	374,003	349,309
FHLMC	AA+	4.00	02/01/45	1,734,559	1,636,423
FHLMC	AA+	4.00	06/01/45	24,744	23,131
FHLMC	AA+	4.00	05/01/47	319,246	296,203
FHLMC	AA+	4.00	02/01/48	267,842	248,576
FHLMC	AA+	4.00	05/01/48	123,911	114,917
FHLMC	AA+	4.00	04/01/52	3,421,788	3,152,728
FHLMC	AA+	4.00	06/01/52	4,513,648	4,171,686
FHLMC	AA+	4.00	08/01/52	4,247,844	3,925,362
FHLMC	AA+	4.23	05/01/30	7,361,000	7,101,652
FHLMC	AA+	4.25	12/01/29	3,250,000	3,153,833
FHLMC	AA+	4.50	03/01/34	2,268	2,238
FHLMC	AA+	4.50	09/01/41	5,457	5,292
FHLMC	AA+	4.50	02/01/44	48,919	47,215
FHLMC	AA+	4.50	05/01/48	400,490	382,360
FHLMC	AA+	4.50	05/01/48	762,018	727,521
FHLMC	AA+	5.00	02/01/26	1,879	1,874
FHLMC	AA+	5.00	02/01/26	78	78
FHLMC	AA+	5.00	10/01/40	169,056	167,829
FHLMC	AA+	5.00	09/01/47	355,357	348,665
FHLMC	AA+	5.00	01/25/52	9,502,348	9,298,809
FHLMC	AA+	5.00	04/01/52	3,463,787	3,361,128
FHLMC	AA+	5.00	06/01/52	6,106,574	5,922,304
FHLMC	AA+	5.00	06/01/52	2,490,474	2,415,487
FHLMC	AA+	5.00	07/01/52	3,822,485	3,707,393
FHLMC	AA+	5.00	12/01/52	17,082,835	16,610,879
FHLMC	AA+	5.00	06/01/54	1,160,834	1,123,987
FHLMC	AA+	5.50	07/01/32	1,297	1,317
FHLMC	AA+	5.50	01/15/33	44,439	45,003
FHLMC	AA+	5.50	05/01/33	560	570
FHLMC	AA+	5.50	06/01/37	8,795	8,952
FHLMC	AA+	5.50	09/25/47	3,476,629	3,482,764
FHLMC	AA+	5.50	06/01/53	4,450,420	4,418,854
FHLMC	AA+	5.50	07/01/53	34,105,795	33,851,500
FHLMC	AA+	5.50	07/01/53	2,298,140	2,287,076
FHLMC	AA+	6.00	07/15/29	17,786	18,022
FHLMC	AA+	6.00	09/01/53	2,763,856	2,808,119
FHLMC	AA+	6.00	02/01/54	7,480,692	7,526,189
FHLMC	AA+	6.50	12/01/52	1,460,171	1,511,077
FHLMC	AA+	6.50	12/01/52	4,686,038	4,840,214
FHLMC	AA+	7.00	10/01/54	2,225,913	2,335,209
FHLMC	AA+	7.00	11/01/54	3,908,552	4,099,003
FHLMC ARM	AA+	1.94	10/01/51	10,823,682	9,442,589
FHLMC ARM	AA+	4.43	04/01/53	6,981,768	6,738,834
FHLMC ARM	AA+	6.74	04/01/37	16,703	16,895
FHLMC Strip	AA+	3.00	06/15/42	3,917,715	3,500,585
FHLMC Strip	AA+	3.00	01/15/43	638,531	568,219
FHLMC Strip	AA+	3.50	10/15/47	375,744	336,251

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	1.00	08/01/36	$712,938	$602,778
FNMA	AA+	1.00	12/01/36	745,107	627,596
FNMA	AA+	1.80	09/01/51	10,057,151	8,744,907
FNMA	AA+	2.00	07/01/36	20,494,508	18,250,178
FNMA	AA+	2.00	09/01/50	7,653,173	6,005,594
FNMA	AA+	2.00	10/01/50	3,541,574	2,802,765
FNMA	AA+	2.00	10/01/50	3,189,853	2,529,829
FNMA	AA+	2.00	12/01/50	3,259,343	2,535,750
FNMA	AA+	2.00	02/01/51	8,205,379	6,383,131
FNMA	AA+	2.00	03/01/51	8,534,834	6,640,051
FNMA	AA+	2.00	03/01/51	5,504,851	4,376,364
FNMA	AA+	2.00	08/01/51	2,404,330	1,878,855
FNMA	AA+	2.00	12/01/51	17,713,094	13,821,945
FNMA	AA+	2.16	02/01/32	5,000,000	4,120,495
FNMA	AA+	2.34	05/01/36	9,302,490	7,337,189
FNMA	AA+	2.50	01/01/33	132,707	123,543
FNMA	AA+	2.50	02/01/33	413,913	385,384
FNMA	AA+	2.50	05/01/35	347,926	318,358
FNMA	AA+	2.50	06/01/35	2,578,304	2,358,396
FNMA	AA+	2.50	07/01/35	772,822	706,669
FNMA	AA+	2.50	07/01/35	2,019,681	1,847,173
FNMA	AA+	2.50	09/01/35	2,511,344	2,295,600
FNMA	AA+	2.50	10/01/35	5,873,115	5,364,949
FNMA	AA+	2.50	04/01/42	12,035,852	10,315,961
FNMA	AA+	2.50	05/01/42	4,385,624	3,775,703
FNMA	AA+	2.50	06/01/42	7,855,325	6,730,387
FNMA	AA+	2.50	05/01/43	795,508	670,781
FNMA	AA+	2.50	10/01/50	1,052,987	872,707
FNMA	AA+	2.50	03/01/51	1,528,872	1,261,570
FNMA	AA+	2.50	03/01/51	9,903,149	8,230,610
FNMA	AA+	2.50	04/01/51	3,406,704	2,818,988
FNMA	AA+	2.50	04/01/51	8,919,589	7,324,275
FNMA	AA+	2.50	04/01/51	3,874,129	3,214,875
FNMA	AA+	2.50	05/01/51	2,144,199	1,778,702
FNMA	AA+	2.50	05/01/51	17,754,509	14,722,762
FNMA	AA+	2.50	06/01/51	1,733,565	1,421,332
FNMA	AA+	2.50	03/01/52	4,273,276	3,486,939
FNMA	AA+	2.50	04/01/52	4,975,418	4,092,434
FNMA	AA+	2.50	05/01/52	1,792,345	1,471,687
FNMA	AA+	2.77	03/01/32	5,122,000	4,410,130
FNMA	AA+	3.00	06/01/33	438,417	413,521
FNMA	AA+	3.00	07/01/33	595,563	561,739
FNMA	AA+	3.00	09/01/33	694,129	654,279
FNMA	AA+	3.00	03/01/36	678,878	629,020
FNMA	AA+	3.00	09/01/40	779,735	699,262
FNMA	AA+	3.00	12/01/42	415,897	367,506
FNMA	AA+	3.00	02/01/43	10,550	9,346
FNMA	AA+	3.00	03/01/43	9,716	8,606
FNMA	AA+	3.00	09/01/43	149,085	132,031
FNMA	AA+	3.00	02/01/45	830,543	732,384
FNMA	AA+	3.00	03/01/45	206,919	177,788
FNMA	AA+	3.00	09/01/46	1,377,665	1,197,686
FNMA	AA+	3.00	01/01/47	272,267	233,884
FNMA	AA+	3.00	12/01/47	141,126	122,753
FNMA	AA+	3.00	03/01/48	360,485	310,980

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.00	03/01/50	$7,938,815	$6,756,451
FNMA	AA+	3.00	03/01/50	1,204,047	1,036,634
FNMA	AA+	3.00	05/01/50	1,953,345	1,682,371
FNMA	AA+	3.00	06/01/50	3,839,093	3,298,541
FNMA	AA+	3.00	08/01/50	2,302,276	1,977,200
FNMA	AA+	3.00	12/01/50	6,881,074	5,860,981
FNMA	AA+	3.00	01/01/52	9,763,143	8,346,547
FNMA	AA+	3.00	03/01/52	10,131,360	8,608,602
FNMA	AA+	3.03	04/01/34	8,642,172	7,417,042
FNMA	AA+	3.10	06/01/29	9,800,000	9,106,409
FNMA	AA+	3.50	03/01/32	197,377	190,120
FNMA	AA+	3.50	09/01/32	21,421	20,580
FNMA	AA+	3.50	07/01/34	355,739	340,784
FNMA	AA+	3.50	10/01/34	539,944	514,371
FNMA	AA+	3.50	02/01/35	440,567	418,736
FNMA	AA+	3.50	08/01/38	15,269	13,917
FNMA	AA+	3.50	10/01/40	28,077	25,674
FNMA	AA+	3.50	03/01/41	460,948	422,661
FNMA	AA+	3.50	10/01/41	416,142	380,055
FNMA	AA+	3.50	12/01/41	348,455	318,238
FNMA	AA+	3.50	04/01/42	770,740	703,648
FNMA	AA+	3.50	08/01/42	20,704	18,902
FNMA	AA+	3.50	12/01/42	403,528	367,403
FNMA	AA+	3.50	01/01/43	79,714	72,775
FNMA	AA+	3.50	01/01/43	353,627	321,812
FNMA	AA+	3.50	04/01/43	99,516	90,711
FNMA	AA+	3.50	08/01/43	811,640	739,822
FNMA	AA+	3.50	08/01/43	1,512,095	1,373,879
FNMA	AA+	3.50	10/01/43	195,006	177,268
FNMA	AA+	3.50	08/01/44	1,029,138	919,622
FNMA	AA+	3.50	04/01/45	692,577	626,623
FNMA	AA+	3.50	04/01/45	1,308,980	1,187,915
FNMA	AA+	3.50	05/01/45	957,099	864,693
FNMA	AA+	3.50	10/01/45	1,082,697	981,145
FNMA	AA+	3.50	02/01/46	1,474,411	1,322,000
FNMA	AA+	3.50	02/01/46	483,895	437,201
FNMA	AA+	3.50	08/01/46	594,059	537,519
FNMA	AA+	3.50	10/01/46	154,617	139,315
FNMA	AA+	3.50	12/01/46	242,371	218,382
FNMA	AA+	3.50	01/01/47	283,301	255,263
FNMA	AA+	3.50	09/01/47	1,136,513	1,026,763
FNMA	AA+	3.50	11/01/47	4,953,661	4,453,832
FNMA	AA+	3.50	04/01/48	128,222	115,253
FNMA	AA+	3.50	03/01/50	2,434,579	2,190,172
FNMA	AA+	3.50	06/01/51	6,523,384	5,786,447
FNMA	AA+	3.50	01/01/52	2,839,949	2,526,184
FNMA	AA+	3.50	02/01/52	6,134,138	5,456,422
FNMA	AA+	3.50	05/01/52	4,133,232	3,693,441
FNMA	AA+	3.50	05/01/52	397,238	354,139
FNMA	AA+	3.75	08/01/28	5,105,000	4,913,322
FNMA	AA+	4.00	01/01/31	67,856	66,592
FNMA	AA+	4.00	03/01/35	111,339	106,239
FNMA	AA+	4.00	06/01/36	248,230	238,878
FNMA	AA+	4.00	10/01/36	264,262	254,364
FNMA	AA+	4.00	10/01/40	305,024	288,281

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.00	11/01/40	$6,410	$6,058
FNMA	AA+	4.00	01/01/41	21,639	20,450
FNMA	AA+	4.00	05/01/41	173,277	163,778
FNMA	AA+	4.00	05/01/43	1,869,371	1,766,798
FNMA	AA+	4.00	01/01/44	3,606,649	3,394,181
FNMA	AA+	4.00	09/01/45	157,622	147,429
FNMA	AA+	4.00	11/01/45	370,501	346,784
FNMA	AA+	4.00	02/01/47	1,170,187	1,092,152
FNMA	AA+	4.00	11/01/47	469,563	435,704
FNMA	AA+	4.00	04/01/48	199,541	185,058
FNMA	AA+	4.00	04/01/49	5,187,656	4,811,113
FNMA	AA+	4.00	03/01/50	3,467,951	3,204,418
FNMA	AA+	4.00	03/01/52	2,073,624	1,922,036
FNMA	AA+	4.00	07/01/52	4,265,566	3,951,101
FNMA	AA+	4.00	07/01/56	3,229,405	2,973,943
FNMA	AA+	4.50	05/01/30	51,398	51,010
FNMA	AA+	4.50	05/01/34	1,877	1,849
FNMA	AA+	4.50	06/01/34	1,384	1,363
FNMA	AA+	4.50	08/01/35	1,837	1,808
FNMA	AA+	4.50	05/01/39	261,289	254,268
FNMA	AA+	4.50	05/01/39	185,625	180,634
FNMA	AA+	4.50	12/01/39	1,119,814	1,102,924
FNMA	AA+	4.50	05/01/40	179,900	174,620
FNMA	AA+	4.50	07/01/40	805,683	784,019
FNMA	AA+	4.50	10/01/40	158,429	153,779
FNMA	AA+	4.50	03/01/44	377,878	364,247
FNMA	AA+	4.50	04/01/44	700,609	675,380
FNMA	AA+	4.50	11/01/47	915,933	877,505
FNMA	AA+	4.50	11/01/47	1,082,700	1,037,276
FNMA	AA+	4.50	11/01/47	766,671	733,903
FNMA	AA+	4.50	02/01/49	339,084	323,734
FNMA	AA+	4.50	05/01/50	7,646,876	7,295,123
FNMA	AA+	4.52	02/01/53	8,175,710	7,948,830
FNMA	AA+	5.00	06/01/33	2,184	2,186
FNMA	AA+	5.00	09/01/33	8,645	8,655
FNMA	AA+	5.00	10/01/33	2,477	2,480
FNMA	AA+	5.00	11/01/33	3,347	3,351
FNMA	AA+	5.00	03/01/34	647	647
FNMA	AA+	5.00	04/01/34	1,140	1,140
FNMA	AA+	5.00	04/01/34	471	471
FNMA	AA+	5.00	04/01/35	1,604	1,603
FNMA	AA+	5.00	06/01/35	671	671
FNMA	AA+	5.00	09/01/35	1,064	1,063
FNMA	AA+	5.00	10/01/36	1,294	1,292
FNMA	AA+	5.00	08/01/37	1,180,162	1,180,260
FNMA	AA+	5.00	05/01/39	145,416	144,618
FNMA	AA+	5.00	06/01/40	2,662	2,643
FNMA	AA+	5.00	09/01/52	11,948,379	11,577,194
FNMA	AA+	5.00	10/01/52	1,721,503	1,667,490
FNMA	AA+	5.00	11/01/52	2,986,124	2,912,272
FNMA	AA+	5.00	07/01/53	5,723,220	5,523,937
FNMA	AA+	5.50	08/01/25	63	63
FNMA	AA+	5.50	11/01/26	5,531	5,542
FNMA	AA+	5.50	03/01/33	65,149	66,093
FNMA	AA+	5.50	02/25/37	4,056	4,110

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	5.50	05/01/38	$1,220,860	$1,242,089
FNMA	AA+	5.50	06/01/48	23,183	23,184
FNMA	AA+	5.50	06/01/52	1,014,963	1,006,674
FNMA	AA+	5.50	03/01/53	8,815,098	8,719,663
FNMA	AA+	5.50	04/01/53	2,705,806	2,686,906
FNMA	AA+	5.50	10/01/54	8,356,169	8,262,828
FNMA	AA+	6.00	03/01/28	17,659	17,861
FNMA	AA+	6.00	05/01/32	40,230	41,472
FNMA	AA+	6.00	04/01/33	86,152	88,821
FNMA	AA+	6.00	05/01/33	2,062	2,126
FNMA	AA+	6.00	09/01/34	521	537
FNMA	AA+	6.00	10/01/34	4,302	4,436
FNMA	AA+	6.00	03/01/36	7,717	8,024
FNMA	AA+	6.00	01/01/37	28,112	29,233
FNMA	AA+	6.00	05/01/37	6,529	6,788
FNMA	AA+	6.00	08/01/37	33,497	34,829
FNMA	AA+	6.00	12/01/37	13,829	14,378
FNMA	AA+	6.00	11/01/52	4,442,612	4,515,130
FNMA	AA+	6.00	09/01/53	10,332,698	10,522,431
FNMA	AA+	6.00	03/01/54	9,173,518	9,268,413
FNMA	AA+	6.50	05/01/32	58,149	60,369
FNMA	AA+	6.50	07/01/34	499	523
FNMA	AA+	6.50	09/01/34	319	334
FNMA	AA+	6.50	09/01/36	7,388	7,782
FNMA	AA+	6.50	05/01/37	70,801	74,676
FNMA	AA+	6.50	07/01/37	3,938	4,153
FNMA	AA+	6.50	02/01/54	4,356,531	4,485,107
FNMA	AA+	7.00	04/01/32	107	113
FNMA	AA+	7.00	10/01/54	2,163,753	2,269,185
FNMA	AA+	7.50	06/01/31	54	56
FNMA	AA+	7.50	02/01/32	277	293
FNMA	AA+	7.50	06/01/32	13,087	13,967
FNMA	AA+	8.00	04/01/32	12,754	13,282
FNMA Strip	AA+	3.00	08/25/42	385,432	343,973
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	656,395	632,298
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	572,896	552,353
GNMA (1)	AA+	2.00	04/20/32	344,064	319,432
GNMA (1)	AA+	2.00	09/20/50	1,715,770	1,326,456
GNMA (1)	AA+	2.50	12/20/50	4,365,967	3,619,341
GNMA (1)	AA+	2.50	10/20/51	3,923,481	3,229,782
GNMA (1)	AA+	2.50	10/20/51	3,807,156	3,179,450
GNMA (1)	AA+	2.50	08/20/52	10,625,513	8,880,136
GNMA (1)	AA+	2.50	03/20/53	16,077,020	13,436,266
GNMA (1)	AA+	2.50	06/20/53	7,182,734	6,000,701
GNMA (1)	AA+	3.00	07/16/36	1,126,520	1,018,471
GNMA (1)	AA+	3.00	01/15/46	739,641	641,044
GNMA (1)	AA+	3.00	02/20/47	883,168	773,026
GNMA (1)	AA+	3.00	10/20/51	5,463,992	4,689,748
GNMA (1)	AA+	3.00	08/20/52	4,506,437	3,906,073
GNMA (1)	AA+	3.50	02/20/42	275,696	250,362
GNMA (1)	AA+	3.50	07/15/42	770,508	701,570
GNMA (1)	AA+	3.50	11/15/42	159,936	146,279
GNMA (1)	AA+	3.50	03/20/45	706,164	639,503
GNMA (1)	AA+	3.50	05/20/45	752,117	681,081
GNMA (1)	AA+	3.50	12/20/50	326,639	290,949
GNMA (1)	AA+	3.70	05/15/42	366,624	339,262

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (1)	AA+	4.00	10/16/36	$6,990,966	$6,426,309
GNMA (1)	AA+	4.00	03/15/41	161,365	152,905
GNMA (1)	AA+	4.00	11/15/41	238,814	226,304
GNMA (1)	AA+	4.00	01/15/42	20,805	19,714
GNMA (1)	AA+	4.00	08/20/42	232,070	220,041
GNMA (1)	AA+	4.25	04/20/41	285,403	273,553
GNMA (1)	AA+	4.29	04/15/41	3,161	3,149
GNMA (1)	AA+	4.50	06/20/30	8,472	8,432
GNMA (1)	AA+	4.50	09/15/30	127,187	126,575
GNMA (1)	AA+	4.50	04/20/31	3,700	3,674
GNMA (1)	AA+	4.50	06/20/34	73,933	72,387
GNMA (1)	AA+	4.50	09/15/40	283,010	275,305
GNMA (1)	AA+	4.50	10/15/40	371,092	361,003
GNMA (1)	AA+	4.50	10/20/43	9,066	8,772
GNMA (1)	AA+	5.00	06/20/39	357,601	355,002
GNMA (1)	AA+	5.00	05/15/40	36,055	35,877
GNMA (1)	AA+	5.00	06/20/40	21,415	21,303
GNMA (1)	AA+	5.50	01/15/36	48,939	49,659
GNMA (1)	AA+	6.50	04/15/31	4,190	4,302
GNMA (1)	AA+	6.50	10/15/31	123	127
GNMA (1)	AA+	6.50	12/15/31	3,285	3,305
GNMA (1)	AA+	6.50	05/15/32	6,225	6,341
GNMA (1)	AA+	7.00	05/15/31	124	129
GNMA (1)	AA+	7.00	05/15/32	482	483

					752,916,899

NON-MORTGAGE-BACKED OBLIGATIONS (1.6%)
FFCB	AA+	5.95	05/24/34	6,156,000	6,137,737
FHLB	AA+	5.00	10/22/32	5,875,000	5,760,096
FHLB	AA+	5.30	12/24/31	1,720,000	1,710,537
FHLB	AA+	5.42	05/27/32	3,300,000	3,278,177
FHLB	AA+	5.65	05/21/29	4,700,000	4,702,979
FHLB	AA+	5.70	05/01/29	2,000,000	2,002,193
FHLB	AA+	6.00	05/24/34	4,365,000	4,356,548
FHLMC	AA+	5.00	03/14/29	6,600,000	6,574,744
FHLMC	AA+	5.60	05/03/27	1,000,000	1,000,532

					35,523,543

CORPORATE DEBT (44.6%)
COMMUNICATION SERVICES (2.7%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	8,738,766
Comcast Corp.	A-	3.40	04/01/30	9,395,000	8,704,032
Sprint LLC	BBB-	7.63	03/01/26	7,970,000	8,150,060
Take-Two Interactive Software, Inc.	BBB	4.00	04/14/32	3,000,000	2,769,046
T-Mobile USA, Inc.	BBB	3.38	04/15/29	4,580,000	4,281,339
T-Mobile USA, Inc.	BBB	3.75	04/15/27	6,105,000	5,963,570
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	5,224,494
Verizon Communications, Inc.	BBB+	4.40	11/01/34	5,555,000	5,138,603
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	7,905,000	6,964,995
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	3,420,000	3,421,908

					59,356,813

CONSUMER DISCRETIONARY (2.5%)
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,709,337
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,625,000	1,367,726
Darden Restaurants, Inc.	BBB	3.85	05/01/27	5,280,000	5,159,720
Expedia Group, Inc.	BBB	5.00	02/15/26	9,590,000	9,609,465

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	$5,510,000	$5,291,233
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	9,725,000	9,842,070
Lennar Corp.	BBB	5.00	06/15/27	3,051,000	3,057,207
Lowe’s Cos, Inc.	BBB+	5.50	10/15/35	2,500,000	2,527,533
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	5,050,000	4,951,253
Marriott International, Inc.	BBB	2.85	04/15/31	6,325,000	5,525,599
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	5,350,000	5,344,971
Whirlpool Corp.	BBB-	3.70	05/01/25	1,960,000	1,950,611

					56,336,725

CONSUMER STAPLES (1.3%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	8,115,000	7,008,773
Bunge Ltd. Finance Corp.	BBB+	4.20	09/17/29	4,125,000	3,999,081
Constellation Brands, Inc.	BBB	4.80	01/15/29	7,450,000	7,395,126
Hormel Foods Corp.	A-	1.80	06/11/30	2,458,000	2,095,362
J M Smucker Co.	BBB	6.20	11/15/33	7,890,000	8,316,885

					28,815,227

ENERGY (4.5%)
Cheniere Energy Partners LP	BBB-	4.50	10/01/29	6,865,000	6,645,853
Diamondback Energy, Inc.	BBB	5.15	01/30/30	8,492,000	8,506,002
Energy Transfer LP	BBB	5.25	07/01/29	3,400,000	3,415,062
Energy Transfer LP	BBB	5.55	02/15/28	8,915,000	9,050,351
EnLink Midstream LLC†	BBB	5.63	01/15/28	5,510,000	5,561,416
EQT Corp.†	BBB-	3.13	05/15/26	4,715,000	4,592,292
EQT Corp.	BBB-	3.90	10/01/27	3,200,000	3,108,804
Hess Corp.	BBB-	4.30	04/01/27	2,492,000	2,466,585
HF Sinclair Corp.	BBB-	6.38	04/15/27	11,073,000	11,229,825
Kinder Morgan, Inc.	BBB	5.10	08/01/29	10,870,000	10,871,319
Occidental Petroleum Corp.	BB+	6.38	09/01/28	5,300,000	5,469,689
ONEOK, Inc.	BBB	4.40	10/15/29	2,260,000	2,190,257
Plains All American Pipeline LP/PAA Finance Corp.	BBB	3.55	12/15/29	5,990,000	5,567,672
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	3,100,000	3,108,616
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	3,125,000	3,195,740
Western Midstream Operating LP	BBB-	4.65	07/01/26	8,945,000	8,902,623
Williams Cos., Inc.	BBB	5.40	03/02/26	4,620,000	4,651,362

					98,533,468

FINANCIALS (15.6%)
Alleghany Corp.	AA	3.63	05/15/30	4,660,000	4,377,894
American Express Co.	A-	5.39	07/28/27	6,650,000	6,721,863
American Express Co.	A-	5.53	04/25/30	5,525,000	5,620,966
Aon North America, Inc.	A-	5.45	03/01/34	14,345,000	14,334,975
Arthur J Gallagher & Co.	BBB	4.85	12/15/29	2,000,000	1,991,173
Arthur J Gallagher & Co.	BBB	5.00	02/15/32	5,250,000	5,178,490
Bank of America Corp.	A-	2.97	02/04/33	26,230,000	22,535,447
BankUnited, Inc.	BBB	4.88	11/17/25	5,315,000	5,302,442
Barclays PLC	BBB+	5.83	05/09/27	3,000,000	3,031,701
Capital One Financial Corp.	BBB	4.93	05/10/28	3,165,000	3,151,840
Capital One Financial Corp.	BBB	6.38	06/08/34	5,040,000	5,230,825
Citigroup, Inc.	BBB+	3.79	03/17/33	10,865,000	9,758,843
Citigroup, Inc.	BBB+	3.98	03/20/30	4,460,000	4,250,174
Citigroup, Inc.	BBB+	4.41	03/31/31	1,000,000	959,861
Citigroup, Inc.	BBB	5.83	02/13/35	6,620,000	6,583,325

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Citizens Bank N.A.	A-	5.28	01/26/26	$4,700,000	$4,694,596
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	5,510,000	5,589,834
Discover Financial Svcs.	BBB-	4.10	02/09/27	10,885,000	10,683,780
Fairfax Financial Hldgs. Ltd.	BBB+	6.00	12/07/33	5,010,000	5,164,101
Fifth Third Bancorp	BBB+	1.71	11/01/27	1,000,000	943,574
Fifth Third Bancorp	BBB+	4.90	09/06/30	3,240,000	3,196,047
Fifth Third Bancorp	BBB+	6.34	07/27/29	4,762,000	4,935,439
First Horizon Bank	BBB-	5.75	05/01/30	4,800,000	4,770,001
Global Payments, Inc.	BBB-	2.90	05/15/30	11,053,000	9,841,019
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	7,963,477
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	500,000	476,652
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	12,145,000	13,069,864
JPMorgan Chase & Co.	A	5.35	06/01/34	4,625,000	4,615,323
JPMorgan Chase & Co.	A-	5.72	09/14/33	17,270,000	17,581,136
Kemper Corp.	BBB-	3.80	02/23/32	4,500,000	3,965,592
KeyBank N.A.	BBB+	5.85	11/15/27	2,000,000	2,048,122
KeyCorp	BBB	2.25	04/06/27	3,565,000	3,363,022
KeyCorp	BBB	2.55	10/01/29	3,800,000	3,373,004
KeyCorp	BBB	6.40	03/06/35	2,000,000	2,081,974
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	11,473,000	11,239,366
M&T Bank Corp.	BBB+	4.55	08/16/28	1,387,000	1,370,560
Manufacturers & Traders Trust Co.	BBB+	3.40	08/17/27	3,690,000	3,548,357
Manufacturers & Traders Trust Co.	A-	4.70	01/27/28	3,450,000	3,412,394
Mercury General Corp.	BBB-	4.40	03/15/27	3,330,000	3,265,107
Morgan Stanley	A-	2.70	01/22/31	10,000,000	8,878,173
Morgan Stanley	A-	5.17	01/16/30	1,910,000	1,910,633
Morgan Stanley	A-	5.45	07/20/29	10,255,000	10,367,924
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,815,424
PNC Bank N.A.	A-	2.70	10/22/29	7,000,000	6,286,237
PNC Financial Svcs. Group, Inc.	A-	4.76	01/26/27	1,000,000	998,415
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	5,020,000	5,039,288
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	3,635,000	3,962,789
Synchrony Financial	BBB-	3.70	08/04/26	11,535,000	11,280,135
Truist Financial Corp.	A-	4.87	01/26/29	7,855,000	7,803,581
U.S. Bancorp	A	4.65	02/01/29	13,695,000	13,554,961
U.S. Bancorp	A	5.78	06/12/29	2,500,000	2,555,644
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,887,343
Wells Fargo & Co.	BBB+	2.57	02/11/31	1,000,000	881,987
Wells Fargo & Co.	BBB+	3.35	03/02/33	9,115,000	7,978,817
Wells Fargo & Co.	BBB+	3.53	03/24/28	6,200,000	6,015,283
Wells Fargo & Co.	BBB+	5.20	01/23/30	6,595,000	6,616,136
Zions Bancorporation	BBB	3.25	10/29/29	12,030,000	10,722,447

					344,777,377

HEALTH CARE (2.3%)
AbbVie, Inc.	A-	5.05	03/15/34	14,690,000	14,516,278
Amgen, Inc.	BBB+	5.15	03/02/28	8,125,000	8,176,946
Amgen, Inc.	BBB+	5.25	03/02/33	2,800,000	2,778,038
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,247,141
Bristol-Myers Squibb Co.	A	5.20	02/22/34	2,860,000	2,851,713
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	8,854,216
CVS Health Corp.	BBB	5.40	06/01/29	2,045,000	2,045,662
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,586,498
Elevance Health, Inc.	A	4.75	02/15/30	2,725,000	2,689,044

					50,745,536

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
INDUSTRIALS (2.9%)
AutoZone, Inc.	BBB	6.25	11/01/28	$6,195,000	$6,475,412
Boeing Co.	BBB-	2.20	02/04/26	5,370,000	5,209,560
Boeing Co.	BBB-	2.75	02/01/26	4,901,000	4,780,603
CH Robinson Worldwide, Inc.	BBB	4.20	04/15/28	5,575,000	5,432,667
Equifax, Inc.	BBB	4.80	09/15/29	8,650,000	8,542,521
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,812,107
Huntington Ingalls Industries, Inc.	BBB-	3.48	12/01/27	4,613,000	4,429,022
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	6,840,000	6,921,651
Lennox International, Inc.	BBB	1.70	08/01/27	4,935,000	4,550,867
Otis Worldwide Corp.	BBB	5.13	11/19/31	7,715,000	7,719,599
Uber Technologies, Inc.†	BBB-	4.50	08/15/29	6,425,000	6,213,899
Verisk Analytics, Inc.	BBB	4.00	06/15/25	871,000	866,929

					64,954,837

INFORMATION TECHNOLOGY (3.8%)
Amphenol Corp.	BBB+	2.80	02/15/30	9,520,000	8,600,633
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	8,845,000	8,798,720
Broadcom, Inc.	BBB	5.05	07/12/29	10,805,000	10,839,596
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	5,465,000	5,325,163
Intel Corp.	BBB	3.75	03/25/27	6,330,000	6,167,378
Intel Corp.	BBB	5.20	02/10/33	4,670,000	4,509,527
Jabil, Inc.	BBB-	3.00	01/15/31	4,000,000	3,521,331
Jabil, Inc.	BBB-	3.95	01/12/28	2,910,000	2,814,436
Juniper Networks, Inc.	BBB	3.75	08/15/29	6,295,000	5,976,491
Kyndryl Hldgs., Inc.	BBB-	2.05	10/15/26	2,500,000	2,376,478
Microchip Technology, Inc.	BBB+	4.90	03/15/28	4,825,000	4,811,338
Oracle Corp.	BBB	2.80	04/01/27	3,410,000	3,272,733
Oracle Corp.	BBB	4.90	02/06/33	5,580,000	5,429,542
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	5,800,000	5,042,136
VeriSign, Inc.	BBB	2.70	06/15/31	1,347,000	1,155,114
VMware LLC	BBB	1.40	08/15/26	6,860,000	6,497,861

					85,138,477

MATERIALS (1.6%)
Celanese US Hldgs. LLC	BB+	6.17	07/15/27	8,485,000	8,616,955
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	9,112,000	8,365,512
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	4,860,920
Steel Dynamics, Inc.	BBB	5.00	12/15/26	3,885,000	3,890,102
Vulcan Materials Co.	BBB+	4.95	12/01/29	8,955,000	8,917,810

					34,651,299

REAL ESTATE (4.7%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	11,253,000	10,559,396
American Tower Corp.	BBB	2.75	01/15/27	4,235,000	4,067,566
American Tower Corp.	BBB	3.13	01/15/27	1,550,000	1,499,255
American Tower Corp.	BBB	5.80	11/15/28	5,435,000	5,572,658
Boston Properties LP	BBB	3.25	01/30/31	6,488,000	5,699,077
Boston Properties LP	BBB	5.75	01/15/35	1,465,000	1,436,268
Boston Properties LP	BBB	6.50	01/15/34	3,435,000	3,598,114
Digital Realty Trust LP	BBB	5.55	01/15/28	7,531,000	7,643,595
Equinix, Inc.	BBB	1.45	05/15/26	7,345,000	7,026,907
Equinix, Inc.	BBB	3.20	11/18/29	4,485,000	4,121,947
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	8,715,000	8,696,103
Kilroy Realty LP	BBB-	3.05	02/15/30	3,500,000	3,065,033
Kimco Realty OP LLC	BBB+	4.85	03/01/35	3,850,000	3,659,305
Kimco Realty OP LLC	BBB+	6.40	03/01/34	6,800,000	7,227,100

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
REAL ESTATE (CONTINUED)
NNN REIT, Inc.	BBB+	2.50	04/15/30	$4,835,000	$4,230,075
NNN REIT, Inc.	BBB+	3.60	12/15/26	3,145,000	3,077,163
Prologis LP	A	1.75	07/01/30	3,906,000	3,293,728
Realty Income Corp.	A-	4.85	03/15/30	1,780,000	1,769,126
Realty Income Corp.	A-	5.13	02/15/34	8,865,000	8,686,892
Tanger Properties LP	BBB-	3.13	09/01/26	5,800,000	5,620,558
Tanger Properties LP	BBB-	3.88	07/15/27	3,500,000	3,395,415

					103,945,281

UTILITIES (2.7%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	11,429,000	11,511,534
Black Hills Corp.	BBB+	3.05	10/15/29	4,000,000	3,655,082
DTE Energy Co.	BBB	5.10	03/01/29	10,596,000	10,618,840
Duke Energy Carolinas LLC	A	4.85	01/15/34	9,330,000	9,052,857
Duke Energy Corp.	BBB	4.85	01/05/29	1,704,000	1,696,775
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	6,722,000	6,548,509
NiSource, Inc.	BBB+	5.20	07/01/29	6,840,000	6,889,034
Southern Co.	BBB+	5.70	03/15/34	8,560,000	8,744,710

					58,717,341

TOTAL CORPORATE DEBT					985,972,381

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	1,257,389	1,284,467	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $2,337,456,845)					2,181,703,072

	Rating*	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.3%):
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	4.24	01/21/25	$7,000,000	$6,983,563

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,983,563)					6,983,563

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit		3.58	01/02/25	$243,506	$243,506

TOTAL TEMPORARY CASH INVESTMENT (Cost: $243,506)					243,506

TOTAL INVESTMENTS (Cost: $2,344,683,914) 99.1%					2,188,930,141

OTHER NET ASSETS 0.9%					20,143,603

NET ASSETS 100.0%					$2,209,073,744

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2024

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	ARM = Adjustable Rate Mortgage
FFCB = Federal Farm Credit Banks Funding Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate values of these securities amounts to $35,972,485 and represents 1.6% of net assets.

††	Level 3 Security.

(1)	U.S. Government guaranteed security.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2024

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
ASSETS
Investments at fair value (a) (Notes 2 and 4)	$5,893,341,744	$306,522,575	$397,789,560	$397,688,439	$209,802,718
Cash	—	—	—	—	—
Foreign cash (b)	—	2,722	—	—	—
Interest and dividends receivable	3,524,603	241,990	439,421	316,285	264,970
Receivable for securities sold	—	2,113,908	—	—	210,695
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	6,763,697	256	206,740	125,333	347,176
Due from the Adviser	—	—	—	—	—
Other receivables	—	—	—	—	—

TOTAL ASSETS	5,903,630,044	308,881,451	398,435,721	398,130,057	210,625,559

LIABILITIES
Due to custodian bank	7	180	—	—	265
Payable for securities purchased	33,519,011	23,979	318,963	—	357,005
Payable for daily variation on future contracts	272,798	20,084	—	—	—
Shareholder redemptions payable	1,237,791	28,663	103,720	123,531	150,480
Payable to the Adviser	488,586	112,883	267,791	268,956	34,114
Dividends payable	—	—	—	—	—
Accrued expenses	149,898	51,917	45,317	46,166	49,758

TOTAL LIABILITIES	35,668,091	237,706	735,791	438,653	591,622

NET ASSETS	$5,867,961,953	$308,643,745	$397,699,930	$397,691,404	$210,033,937

NUMBER OF SHARES OUTSTANDING (Note 5)	88,017,819	13,384,323	27,418,645	28,872,840	19,961,552

NET ASSET VALUE PER SHARE REDEMPTION PRICE PER SHARE	$ 66.67	$ 23.06	$ 14.50	$ 13.77	$ 10.52

COMPONENTS OF NET ASSETS
Paid-in capital	$2,676,917,866	$200,568,768	$323,359,521	$327,331,938	$190,041,022
Total Distributable Earnings (Loss) (Notes 2 and 6)	3,191,044,087	108,074,977	74,340,409	70,359,466	19,992,915

NET ASSETS	$5,867,961,953	$308,643,745	$397,699,930	$397,691,404	$210,033,937

(a) Investments at cost	$2,812,971,851	$208,511,816	$325,560,528	$327,679,880	$188,938,506
(b) Foreign cash, at cost, translated to US Dollars	$—	$2,997	$—	$—	$—

(c)	The Target Date and Asset Allocation Funds (with the exception of the MoA Balanced Fund) are invested in affiliated investment companies of MoA Funds Corporation.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund	Retirement Income Fund		Clear Passage 2015 Fund		Clear Passage 2020 Fund

$212,798,075	$1,538,900,825	$198,320,358	$1,648,483,709	$7,565,399	$207,942,329	(c)	$105,399,089	(c)	$459,177,470	(c)
—	—	—	—	17,115	17,921		9,042		—
—	—	—	—	—	—		—		—
257,812	1,402,710	729,896	6,622,357	4,794	36,279		18,290		78,927
—	—	22,433	62	71,188	—		—		—

—	33,807	—	—	—	—		—		—
215,064	2,178,274	196	1,784,499	151	—		—		—
—	—	—	415,495	16,719	—		—		—
—	—	—	—	—	—		—		—

213,270,951	1,542,515,616	199,072,883	1,657,306,122	7,675,366	207,996,529		105,426,421		459,256,397

—	88	—	1,696	—	—		—		—
—	—	—	—	83,182	—		—		—
—	—	—	15,870	—	—		—		—
69,942	516,221	146,998	254,338	84	—		—		—
106,060	130,456	71,957	803,107	1,116	12,771		6,517		28,332
—	—	—	—	—	—		—		—
41,675	76,071	49,779	84,769	37,622	59,213		45,183		86,290

217,677	722,836	268,734	1,159,780	122,004	71,984		51,700		114,622

$213,053,274	$1,541,792,780	$198,804,149	$1,656,146,342	$7,553,362	$207,924,545		$105,374,721		$459,141,775

12,478,741	73,711,336	9,781,899	199,340,544	474,249	18,773,469		12,188,798		44,342,323

$ 17.07	$ 20.92	$ 20.32	$ 8.31	$ 15.93	$ 11.08		$ 8.65		$ 10.35

$180,516,241	$1,211,159,234	$142,695,533	$1,626,052,234	$5,325,244	$219,188,869		$110,600,980		$467,762,142

32,537,033	330,633,546	56,108,616	30,094,108	2,228,118	(11,264,324)		(5,226,259)		(8,620,367)

$213,053,274	$1,541,792,780	$198,804,149	$1,656,146,342	$7,553,362	$207,924,545		$105,374,721		$459,141,775

$184,481,979	$1,213,903,547	$146,956,997	$1,521,993,093	$5,349,083	$207,157,666		$106,895,275		$458,391,167
$—	$—	$—	$—	$—	$—		$—		$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of December 31, 2024

	Clear Passage 2025 Fund		Clear Passage 2030 Fund		Clear Passage 2035 Fund		Clear Passage 2040 Fund		Clear Passage 2045 Fund
ASSETS
Investments at fair value (a) (Notes 2 and 4)	$1,111,514,071	(c)	$1,408,873,148	(c)	$1,399,364,211	(c)	$1,203,722,399	(c)	$1,231,789,964	(c)
Cash	—		—		—		—		—
Foreign cash (b)	—		—		—		—		—
Interest and dividends receivable	114,527		143,277		140,047		81,363		83,651
Receivable for securities sold	—		—		—		—		—
Receivable for daily variation on future contracts	—		—		—		—		—
Shareholder subscription receivable	—		—		—		—		—
Due from the Adviser	—		—		—		—		—
Other receivables	—		—		—		—		—

TOTAL ASSETS	1,111,628,598		1,409,016,425		1,399,504,258		1,203,803,762		1,231,873,615

LIABILITIES
Due to custodian bank	—		—		—		—		—
Payable for securities purchased	—		—		—		—		—
Payable for daily variation on future contracts	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Payable to the Adviser	68,540		86,726		86,531		74,283		76,276
Dividends payable	—		—		—		—		—
Accrued expenses	157,333		188,999		188,629		167,336		171,107

TOTAL LIABILITIES	225,873		275,725		275,160		241,619		247,383

NET ASSETS	$1,111,402,725		$1,408,740,700		$1,399,229,098		$1,203,562,143		$1,231,626,232

NUMBER OF SHARES OUTSTANDING (Note 5)	92,144,987		105,328,827		99,488,517		84,624,705		87,561,925

NET ASSET VALUE PER SHARE REDEMPTION PRICE PER SHARE	$ 12.06		$ 13.37		$ 14.06		$ 14.22		$ 14.07

COMPONENTS OF NET ASSETS
Paid-in capital	$1,096,776,015		$1,332,696,073		$1,291,136,037		$1,093,074,817		$1,104,494,666
Total Distributable Earnings (Loss) (Notes 2 and 6)	14,626,710		76,044,627		108,093,061		110,487,326		127,131,566

NET ASSETS	$1,111,402,725		$1,408,740,700		$1,399,229,098		$1,203,562,143		$1,231,626,232

(a) Investments at cost	$1,087,894,981		$1,348,762,307		$1,327,713,528		$1,133,579,167		$1,152,991,584
(b) Foreign cash, at cost, translated to US Dollars	$—		$—		$—		$—		$—

(c)	The Target Date and Asset Allocation Funds (with the exception of the MoA Balanced Fund) are invested in affiliated investment companies of MoA Funds Corporation.

The accompanying notes are an integral part of these financial statements.

Clear Passage 2050 Fund		Clear Passage 2055 Fund		Clear Passage 2060 Fund		Clear Passage 2065 Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		US Government Money Market Fund (d)

$976,748,746	(c)	$561,108,789	(c)	$311,160,044	(c)	$122,207,338	(c)	$152,619,764	(c)	$396,728,924	(c)	$335,169,616	(c)	$518,097,691
—		—		—		—		559		1,692		1,370		—
—		—		—		—		—		—		—		—
65,489		18,751		9,811		3,542		20,275		—		—		—
—		—		—		—		—		—		—		—

—		—		—		—		—		—		—		—
—		—		—		—		—		—		—		319,180
—		—		—		35,124		—		—		—		145	(f)
—		—		—		—		—		—		—		9,076

976,814,235		561,127,540		311,169,855		122,246,004		152,640,598		396,730,616		335,170,986		518,426,092

—		—		—		—		—		—		—		—
—		—		—		—		—		—		—		—

—		—		—		—		—		—		—		—
—		—		—		—		—		—		—		2,422,930
60,548		34,711		19,237		7,463		2,891		7,555		6,429		74,496
—		—		—		—		—		—		—		—
144,042		99,561		72,894		51,850		36,227		41,411		40,538		45,911

204,590		134,272		92,131		59,313		39,118		48,966		46,967		2,543,337

$976,609,645		$560,993,268		$311,077,724		$122,186,691		$152,601,480		$396,681,650		$335,124,019		$515,882,755	(e)

53,346,612		38,032,194		24,519,592		9,286,050		13,347,683		29,526,390		22,355,524		515,882,108

$ 18.31		$ 14.75		$ 12.69		$ 13.16		$ 11.43		$ 13.43		$ 14.99		$ 1.00

$870,117,452		$506,076,757		$282,866,900		$111,520,611		$154,958,110		$370,678,156		$299,625,555		$515,534,908

106,492,193		54,916,511		28,210,824		10,666,080		(2,356,630)		26,003,494		35,498,464		347,847

$976,609,645		$560,993,268		$311,077,724		$122,186,691		$152,601,480		$396,681,650		$335,124,019		$515,882,755

$911,250,047		$527,339,390		$293,104,347		$114,705,504		$153,127,957		$377,665,647		$309,664,143		$518,097,691

$—		$—		$—		$—		$—		$—		$—		$—

(d)	Formerly MoA Money Market Fund

(e)

After the close of business on August 23, 2024, the MoA Money Market Fund was restructured as a US Government Money Market Fund and renamed as the MoA US Government Money Market Fund. After the close of business on August 23, 2024, the Fund underwent a stock split so the ending NAV was $1.00. The exact split ratio was 11.855015:1. Post the split and commencing on August 26, 2024, the Fund began seeking to preserve a $1.00 per share net asset value, declaring dividends daily and paying dividends monthly.

(f)	The Fund accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $145 to reflect lost opportunity cost arising when a portion of the portfolio was uninvested.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of December 31, 2024

	Intermediate Bond Fund	Core Bond Fund
ASSETS
Investments at fair value (a) (Notes 2 and 4)	$890,356,182	$2,188,930,141
Cash	—	—
Foreign cash (b)	—	—
Interest and dividends receivable	9,983,462	20,276,436
Receivable for securities sold	—	477,935
Receivable for daily variation on future contracts	—	—
Shareholder subscription receivable	839,143	2,057,460
Due from the Adviser	—	—
Other receivables	—	—

TOTAL ASSETS	901,178,787	2,211,741,972

LIABILITIES
Due to custodian bank	19	—
Payable for securities purchased	—	—
Payable for daily variation on future contracts	—	—
Shareholder redemptions payable	1,552,719	1,796,328
Payable to the Adviser	321,827	775,102
Dividends payable	—	—
Accrued expenses	63,036	96,798

TOTAL LIABILITIES	1,937,601	2,668,228

NET ASSETS	$899,241,186	$2,209,073,744

NUMBER OF SHARES OUTSTANDING (Note 5)	94,137,008	182,212,676

NET ASSET VALUE PER SHARE REDEMPTION PRICE PER SHARE	$ 9.55	$ 12.12

COMPONENTS OF NET ASSETS
Paid-in capital	$972,311,667	$2,507,161,139
Total Distributable Earnings (Loss) (Notes 2 and 6)	(73,070,481)	(298,087,395)

NET ASSETS	$899,241,186	$2,209,073,744

(a) Investments at cost	$908,222,833	$2,344,683,914
(b) Foreign cash, at cost, translated to US Dollars	$—	$—

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

MoA FUNDS

STATEMENTS OF OPERATIONS

For the year ended December 31, 2024

	Equity Index Fund	All America Fund	Small Cap Value Fund		Small Cap Growth Fund	Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends (Notes 2 and 4)	$77,602,305 (a)	$4,302,870 (a)	$7,998,421	(a)	$2,141,219 (a)	$3,661,521	(a)
Interest	1,971,116	231,516	460,091		380,024	1,514

Total investment income	79,573,421	4,534,386	8,458,512		2,521,243	3,663,035

EXPENSES
Investment advisory fees (Note 3)	4,233,082	1,232,230	2,950,486		3,022,361	153,785
Administrative fee (Note 3)	1,693,894	92,451	118,024		120,850	61,532
Other operating expenses
Custody and Fund administration expenses	816,245	49,203	27,273		32,083	39,727
Shareholders reports	158,844	(763)	1,043		3,554	6,165
Shareholder service fees	—	—	—		—	—
Transfer agent fees	48,780	10,076	8,568		9,659	19,817
Independent directors’ fees and expenses	35,149	35,149	35,149		35,150	35,149
Audit and Tax Expense	49,181	37,188	36,015		34,724	65,125
Legal	30,357	28,170	24,099		18,141	34,587
Licenses	634,013	55,543	13,609		13,759	65,912
Registration fees	26,960	17,803	18,232		17,969	24,256
Miscellaneous fees	44,940	3,555	3,424		3,136	3,097

Total other operating expenses	1,844,469	235,924	167,412		168,175	293,835

Total expenses before waiver/reimbursement	7,771,445	1,560,605	3,235,922		3,311,386	509,152
Fee waiver and expense reimbursement (Note 3)	(451,705)	(24,654)	(31,473)		(32,227)	(228,201)

Net expenses	7,319,740	1,535,951	3,204,449		3,279,159	280,951

Net Investment Income (Loss)	72,253,681	2,998,435	5,254,063		(757,916)	3,382,084

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 2)
Net realized gain (loss) on:
Investment securities (Notes 2 and 4)	501,933,196	37,950,067	22,265,194		19,141,684	8,748,213
Futures contracts (Note 2)	10,709,119	325,313	—		—	—
Foreign currency translation	—	—	—		—	—
Gain distributions from MoA Funds (Note 4)	—	—	—		—	—

	512,642,315	38,275,380	22,265,194		19,141,684	8,748,213

Change in net unrealized appreciation (depreciation) of:
Investment securities (Notes 2 and 4)	661,156,105	12,618,771	13,934,625		19,798,940	4,608,208
Futures contracts (Note 2)	(4,206,495)	(106,433)	—		—	—
Foreign currency translation	—	(310)	—		—	—

	656,949,610	12,512,028	13,934,625		19,798,940	4,608,208

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	1,169,591,925	50,787,408	36,199,819		38,940,624	13,356,421

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,241,845,606	$53,785,843	$41,453,882		$38,182,708	$16,738,505

(a)	Net of foreign taxes as follows:

Equity Index Fund	$18,920
All America Fund	$2,287
Small Cap Value Fund	$4,240
Small Cap Growth Fund	$1,557
Small Cap Equity Index Fund	$3,877
Mid Cap Equity Index Fund	$8,467
International Fund	$5,578,277
Catholic Values Index Fund	$170

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund		Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund		Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund

$3,901,533	(a)	$23,669,058	$1,877,521	$51,094,351 (a)	$89,237	(a)	$6,534,624	$3,415,690	$14,424,905
233,832		359,598	3,219,624	1,826,377	146		41	33	89

4,135,365		24,028,656	5,097,145	52,920,728	89,383		6,534,665	3,415,723	14,424,994

987,350		1,151,505	777,855	4,716,790	10,040		102,330	54,487	238,023
53,910		460,773	58,357	473,110	2,009		61,410	32,695	142,795

18,221		225,230	36,625	296,097	33,902		27,864	26,054	73,599
5,922		33,621	5,490	53,865	211		5,761	2,621	2,184
—		—	—	—	—		34,989	17,874	77,789
9,144		21,473	8,930	22,777	7,138		20,071	9,533	18,092
35,149		35,149	42,070	35,150	35,149		35,149	35,149	35,149
61,358		49,107	61,108	64,458	56,886		38,629	38,518	33,518
33,738		24,061	30,360	45,993	30,330		29,039	31,083	29,514
6,086		322,470	41,629	—	15,341		—	—	—
24,042		15,433	28,175	24,927	12,542		19,023	18,411	22,657
2,796		18,255	3,029	18,542	923		3,168	2,087	6,287

196,456		744,799	257,416	561,809	192,422		213,693	181,330	298,789

1,237,716		2,357,077	1,093,628	5,751,709	204,471		377,433	268,512	679,607
(14,376)		(122,873)	(15,562)	(1,757,543)	(190,285)		(16,376)	(8,718)	(38,079)

1,223,340		2,234,204	1,078,066	3,994,166	14,186		361,057	259,794	641,528

2,912,025		21,794,452	4,019,079	48,926,562	75,197		6,173,608	3,155,929	13,783,466

9,972,244		111,560,543	16,518,011	10,709,842	249,473		(3,997,757)	379,360	1,959,334
—		1,851,045	—	1,744,522	—		—	—	—
—		—	—	(1,130,191)	—		—	—	—
—		—	—	—	—		4,020,487	2,158,181	10,585,617

9,972,244		113,411,588	16,518,011	11,324,173	249,473		22,730	2,537,541	12,544,951

3,435,684		64,142,757	10,875,359	13,595,374	1,030,408		7,787,536	2,251,939	10,992,231
—		(1,319,450)	—	(1,512,845)	—		—	—	—
—		—	—	(319,667)	—		—	—	—

3,435,684		62,823,307	10,875,359	11,762,862	1,030,408		7,787,536	2,251,939	10,992,231

13,407,928		176,234,895	27,393,370	23,087,035	1,279,881		7,810,266	4,789,480	23,537,182

$16,319,953		$198,029,347	$31,412,449	$72,013,597	$1,355,078		$13,983,874	$7,945,409	$37,320,648

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the year ended December 31, 2024

	Clear Passage 2025 Fund	Clear Passage 2030 Fund	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends (Notes 2 and 4)	$31,962,680	$36,195,185	$32,646,061	$26,234,975	$25,867,056
Interest	171	218	203	175	180

Total investment income	31,962,851	36,195,403	32,646,264	26,235,150	25,867,236

EXPENSES
Investment advisory fees (Note 3)	561,490	682,197	665,632	566,439	583,895
Administrative fee (Note 3)	336,921	409,463	399,644	340,105	350,580
Other operating expenses
Custody and Fund administration expenses	174,264	209,384	202,034	168,833	181,799
Shareholders reports	12,836	22,199	23,568	20,427	20,010
Shareholder service fees	187,543	236,559	235,968	202,344	208,404
Transfer agent fees	24,743	27,981	28,225	28,364	29,077
Independent directors’ fees and expenses	35,149	35,149	35,149	34,963	35,149
Audit and Tax Expense	33,518	33,518	33,455	38,510	35,010
Legal	18,261	15,144	21,627	24,295	25,141
Licenses	—	—	—	—	—
Registration fees	23,955	33,467	16,556	22,972	29,938
Miscellaneous fees	14,356	16,977	16,344	13,361	14,458

Total other operating expenses	524,625	630,378	612,926	554,069	578,986

Total expenses before waiver/reimbursement	1,423,036	1,722,038	1,678,202	1,460,613	1,513,461
Fee waiver and expense reimbursement (Note 3)	(89,845)	(109,190)	(106,572)	(90,695)	(93,488)

Net expenses	1,333,191	1,612,848	1,571,630	1,369,918	1,419,973

Net Investment Income (Loss)	30,629,660	34,582,555	31,074,634	24,865,232	24,447,263

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 2)
Net realized gain (loss) on:
Investment securities (Notes 2 and 4)	14,440,196	24,648,986	42,091,901	44,008,312	50,271,388
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—
Gain distributions from MoA Funds (Note 4)	31,014,956	46,287,356	54,606,314	51,792,317	55,577,315

	45,455,152	70,936,342	96,698,215	95,800,629	105,848,703

Change in net unrealized appreciation (depreciation) of:
Investment securities (Notes 2 and 4)	27,908,572	38,422,996	33,734,556	27,847,991	28,673,695
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	27,908,572	38,422,996	33,734,556	27,847,991	28,673,695

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	73,363,724	109,359,338	130,432,771	123,648,620	134,522,398

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,993,384	$143,941,893	$161,507,405	$148,513,852	$158,969,661

(b)	Formerly MoA Money Market Fund

The accompanying notes are an integral part of these financial statements.

Clear Passage 2050 Fund	Clear Passage 2055 Fund	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	US Government Money Market Fund(b)

$19,536,995	$10,867,630	$5,878,514	$2,081,009	$4,683,458	$10,444,673	$7,283,504	$—
153	97	64	434	34	44	44	27,560,545

19,537,148	10,867,727	5,878,578	2,081,443	4,683,492	10,444,717	7,283,548	27,560,545

457,960	255,869	138,705	48,262	—	—	—	793,426
274,945	153,639	83,306	29,014	46,836	121,913	102,476	158,621

141,107	76,120	39,899	10,893	18,641	55,319	46,480	48,824
18,241	15,787	8,484	2,795	5,063	11,531	9,695	17,278
165,181	94,320	52,324	20,104	—	—	—	—
29,465	29,220	28,251	22,888	7,146	7,455	9,118	22,391
33,841	35,149	35,149	35,149	35,149	35,149	35,149	35,149
38,510	38,510	38,510	38,510	38,629	38,629	38,630	57,595
21,588	28,608	28,876	24,147	30,357	30,473	30,357	33,312
—	—	—	—	—	—	—	1,539
27,440	31,369	25,722	22,776	29,043	31,043	30,864	44,203
12,244	6,424	3,850	1,862	2,628	5,435	4,690	6,907

487,617	355,507	261,065	179,124	166,656	215,034	204,983	267,198

1,220,522	765,015	483,076	256,400	213,492	336,947	307,459	1,219,245
(73,318)	(40,970)	(22,215)	(215,892)	(12,489)	(32,510)	(27,327)	(42,299)

1,147,204	724,045	460,861	40,508	201,003	304,437	280,132	1,176,946

18,389,944	10,143,682	5,417,717	2,040,935	4,482,489	10,140,280	7,003,416	26,383,599

27,199,897	12,120,713	4,115,357	805,265	(154,236)	10,558,362	8,727,454	4,577
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
46,458,887	27,065,455	15,143,165	5,831,214	3,712,254	14,275,824	15,573,576	—

73,658,784	39,186,168	19,258,522	6,636,479	3,558,018	24,834,186	24,301,030	4,577

36,269,647	22,946,424	14,233,372	4,454,789	4,208,215	8,803,109	11,150,640	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

36,269,647	22,946,424	14,233,372	4,454,789	4,208,215	8,803,109	11,150,640	—

109,928,431	62,132,592	33,491,894	11,091,268	7,766,233	33,637,295	35,451,670	4,577

$128,318,375	$72,276,274	$38,909,611	$13,132,203	$12,248,722	$43,777,575	$42,455,086	$26,388,176

(b)	Formerly MoA Money Market Fund

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the year ended December 31, 2024

	Intermediate Bond Fund	Core Bond Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends (Notes 2 and 4)	$—	$—
Interest	37,385,350	90,244,401

Total investment income	37,385,350	90,244,401

EXPENSES
Investment advisory fees (Note 3)	3,678,995	8,341,085
Administrative fee (Note 3)	275,878	641,771
Other operating expenses
Custody and Fund administration expenses	131,596	369,877
Shareholders reports	23,599	47,142
Shareholder service fees	—	—
Transfer agent fees	13,024	19,452
Independent directors’ fees and expenses	35,149	35,149
Audit and Tax Expense	53,966	53,966
Legal	30,357	30,357
Licenses	—	—
Registration fees	21,919	14,883
Miscellaneous fees	10,883	25,434

Total other operating expenses	320,493	596,260

Total expenses before waiver/reimbursement	4,275,366	9,579,116
Fee waiver and expense reimbursement (Note 3)	(73,567)	(171,139)

Net expenses	4,201,799	9,407,977

Net Investment Income (Loss)	33,183,551	80,836,424

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 2)
Net realized gain (loss) on:
Investment securities (Notes 2 and 4)	(13,630,395)	(50,754,376)
Futures contracts (Note 2)	—	—
Foreign currency translation	—	—
Gain distributions from MoA Funds (Note 4)	—	—

	(13,630,395)	(50,754,376)

Change in net unrealized appreciation (depreciation) of:
Investment securities (Notes 2 and 4)	6,821,704	(5,404,002)
Futures contracts (Note 2)	—	—
Foreign currency translation	—	—

	6,821,704	(5,404,002)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(6,808,691)	(56,158,378)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,374,860	$24,678,046

The accompanying notes are an integral part of these financial statements.

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MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2024

	Equity Index Fund		All America Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$72,253,681	$75,271,850	$2,998,435	$3,369,905

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	512,642,315	234,299,112	38,275,380	21,955,860
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	656,949,610	800,629,761	12,512,028	27,941,199

	1,169,591,925	—	50,787,408	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,241,845,606	1,110,200,723	53,785,843	53,266,964

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(504,522,692)	(272,893,639)	(33,338,493)	(27,503,248)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(504,522,692)	(272,893,639)	(33,338,493)	(27,503,248)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	538,969,151	561,250,860	5,184,267	4,277,338
Distributions reinvested	504,506,272	272,885,172	33,321,942	27,498,410
Cost of shares redeemed	(1,113,425,088)	(801,125,488)	(49,455,022)	(39,538,366)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(69,949,665)	33,010,544	(10,948,813)	(7,762,618)

TOTAL INCREASE (DECREASE) IN NET ASSETS	667,373,249	870,317,628	9,498,537	18,001,098

NET ASSETS, BEGINNING OF YEAR	5,200,588,704	4,330,271,076	299,145,208	281,144,110

NET ASSETS, END OF YEAR	$5,867,961,953	$5,200,588,704	$308,643,745	$299,145,208

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of year	89,220,905	88,695,161	13,864,620	14,228,687

Shares issued	8,137,426	10,268,431	221,899	202,111
Shares issued as reinvestment of distributions	7,372,740	4,783,972	1,390,847	1,303,928
Shares redeemed	(16,713,252)	(14,526,659)	(2,093,043)	(1,870,106)
Shares issued in split	—	—	—	—

Net increase (decrease)	(1,203,086)	525,744	(480,297)	(364,067)

Shares outstanding at end of year	88,017,819	89,220,905	13,384,323	13,864,620

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund
2024	2023	2024	2023	2024	2023	2024	2023

$5,254,063	$6,955,838	$(757,916)	$(487,599)	$3,382,084	$3,213,218	$2,912,025	$1,899,632

22,265,194	6,761,421	19,141,684	5,352,858	8,748,213	3,345,321	9,972,244	4,175,249

13,934,625	22,652,196	19,798,940	56,274,192	4,608,208	21,369,619	3,435,684	5,967,408

36,199,819	—	38,940,624	—	13,356,421	—	13,407,928	—

41,453,882	36,369,455	38,182,708	61,139,451	16,738,505	27,928,158	16,319,953	12,042,289

(23,218,555)	(24,891,911)	(6,326,238)	(313,463)	(11,056,800)	(5,743,901)	(11,457,434)	(3,979,115)

(23,218,555)	(24,891,911)	(6,326,238)	(313,463)	(11,056,800)	(5,743,901)	(11,457,434)	(3,979,115)

29,588,205	34,984,683	23,513,635	22,355,063	35,939,780	38,912,496	82,574,142	69,168,632
23,217,127	24,890,500	6,326,238	313,463	11,056,800	5,743,901	11,457,434	3,979,115
(82,717,265)	(74,899,376)	(80,094,663)	(99,782,265)	(47,678,395)	(40,312,283)	(42,986,598)	(39,049,305)

(29,911,933)	(15,024,193)	(50,254,790)	(77,113,739)	(681,815)	4,344,114	51,044,978	34,098,442

(11,676,606)	(3,546,649)	(18,398,320)	(16,287,751)	4,999,890	26,528,371	55,907,497	42,161,616

409,376,536	412,923,185	416,089,724	432,377,475	205,034,047	178,505,676	157,145,777	114,984,161

$397,699,930	$409,376,536	$397,691,404	$416,089,724	$210,033,937	$205,034,047	$213,053,274	$157,145,777

29,655,222	30,715,648	32,712,005	39,257,270	20,074,684	19,649,648	9,654,349	7,347,633

2,055,419	2,597,500	1,749,186	1,886,345	3,412,737	4,143,071	4,684,934	4,533,937
1,536,722	1,869,933	437,802	27,691	1,008,894	588,376	644,454	248,803
(5,828,718)	(5,527,859)	(6,026,153)	(8,459,301)	(4,534,763)	(4,306,411)	(2,504,996)	(2,476,024)
—	—	—	—	—	—	—	—

(2,236,577)	(1,060,426)	(3,839,165)	(6,545,265)	(113,132)	425,036	2,824,392	2,306,716

27,418,645	29,655,222	28,872,840	32,712,005	19,961,552	20,074,684	12,478,741	9,654,349

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the years ended December 31, 2024

	Mid Cap Equity Index Fund		Balanced Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$21,794,452	$24,941,132	$4,019,079	$3,788,007

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	113,411,588	104,145,230	16,518,011	8,019,421
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	62,823,307	99,207,336	10,875,359	13,578,314

	176,234,895	—	27,393,370	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	198,029,347	228,293,698	31,412,449	25,385,742

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(138,414,946)	(127,782,556)	(16,661,536)	(11,120,619)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(138,414,946)	(127,782,556)	(16,661,536)	(11,120,619)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	131,251,213	129,626,886	7,806,351	5,512,608
Distributions reinvested	138,408,487	127,776,762	16,661,536	11,120,619
Cost of shares redeemed	(288,382,238)	(457,086,919)	(26,952,358)	(24,347,307)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(18,722,538)	(199,683,271)	(2,484,471)	(7,714,080)

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,891,863	(99,172,129)	12,266,442	6,551,043

NET ASSETS, BEGINNING OF YEAR	1,500,900,917	1,600,073,046	186,537,707	179,986,664

NET ASSETS, END OF YEAR	$1,541,792,780	$1,500,900,917	$198,804,149	$186,537,707

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of year	74,653,665	84,605,273	9,913,926	10,349,539

Shares issued	6,097,328	6,512,947	378,967	296,111
Shares issued as reinvestment of distributions	6,290,847	6,499,082	806,389	597,384
Shares redeemed	(13,330,504)	(22,963,637)	(1,317,383)	(1,329,108)
Shares issued in split	—	—	—	—

Net increase (decrease)	(942,329)	(9,951,608)	(132,027)	(435,613)

Shares outstanding at end of year	73,711,336	74,653,665	9,781,899	9,913,926

The accompanying notes are an integral part of these financial statements.

International Fund		Catholic Values Index Fund		Retirement Income Fund		Clear Passage 2015 Fund
2024	2023	2024	2023	2024	2023	2024	2023

$48,926,562	$50,691,837	$75,197	$70,190	$6,173,608	$4,886,306	$3,155,929	$2,570,700

11,324,173	(48,151,180)	249,473	82,259	22,730	(2,926,915)	2,537,541	796,929

11,762,862	234,409,415	1,030,408	1,010,543	7,787,536	17,208,934	2,251,939	7,589,493

23,087,035	—	1,279,881	—	7,810,266	—	4,789,480	—

72,013,597	236,950,072	1,355,078	1,162,992	13,983,874	19,168,325	7,945,409	10,957,122

(60,672,335)	(71,735,676)	(316,012)	(139,550)	(10,765,437)	(6,433,914)	(7,421,735)	(4,339,140)

(60,672,335)	(71,735,676)	(316,012)	(139,550)	(10,765,437)	(6,433,914)	(7,421,735)	(4,339,140)

367,635,251	190,924,234	912,456	687,494	38,593,244	33,437,306	9,016,683	11,046,350
60,672,335	71,735,676	316,012	139,550	10,765,437	6,433,914	7,421,735	4,339,140
(243,229,184)	(169,726,954)	(451,328)	(532,969)	(52,012,273)	(48,345,483)	(23,083,751)	(23,105,040)

185,078,402	92,932,956	777,140	294,075	(2,653,592)	(8,474,263)	(6,645,333)	(7,719,550)

196,419,664	258,147,352	1,816,206	1,317,517	564,845	4,260,148	(6,121,659)	(1,101,568)

1,459,726,678	1,201,579,326	5,737,156	4,419,639	207,359,700	203,099,552	111,496,380	112,597,948

$1,656,146,342	$1,459,726,678	$7,553,362	$5,737,156	$207,924,545	$207,359,700	$105,374,721	$111,496,380

177,964,034	166,036,582	424,687	402,782	19,017,410	19,840,515	12,914,287	13,852,904

42,650,996	24,538,784	60,002	54,609	3,412,192	3,145,079	1,011,610	1,301,857
6,963,577	9,317,776	19,466	10,659	965,427	603,501	847,334	516,862
(28,238,063)	(21,929,108)	(29,906)	(43,363)	(4,621,560)	(4,571,685)	(2,584,433)	(2,757,336)
—	—	—	—	—	—	—	—

21,376,510	11,927,452	49,562	21,905	(243,941)	(823,105)	(725,489)	(938,617)

199,340,544	177,964,034	474,249	424,687	18,773,469	19,017,410	12,188,798	12,914,287

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the years ended December 31, 2024

	Clear Passage 2020 Fund		Clear Passage 2025 Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,783,466	$12,115,766	$30,629,660	$27,000,825

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	12,544,951	3,712,633	45,455,152	23,109,748
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	10,992,231	39,233,618	27,908,572	88,078,173

	23,537,182	—	73,363,724	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,320,648	55,062,017	103,993,384	138,188,746

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(28,210,119)	(22,899,461)	(80,504,666)	(57,398,524)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(28,210,119)	(22,899,461)	(80,504,666)	(57,398,524)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	25,649,032	36,143,624	90,991,252	111,356,373
Distributions reinvested	28,210,119	22,899,461	80,504,666	57,398,524
Cost of shares redeemed	(95,168,441)	(103,471,027)	(212,427,905)	(177,368,777)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(41,309,290)	(44,427,942)	(40,931,987)	(8,613,880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,198,761)	(12,265,386)	(17,443,269)	72,176,342

NET ASSETS, BEGINNING OF YEAR	491,340,536	503,605,922	1,128,845,994	1,056,669,652

NET ASSETS, END OF YEAR	$459,141,775	$491,340,536	$1,111,402,725	$1,128,845,994

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of year	48,246,361	52,737,634	95,398,941	96,200,741

Shares issued	2,422,179	3,625,135	7,325,873	9,635,433
Shares issued as reinvestment of distributions	2,694,314	2,295,120	6,580,406	4,945,749
Shares redeemed	(9,020,531)	(10,411,528)	(17,160,233)	(15,382,982)
Shares issued in split	—	—	—	—

Net increase (decrease)	(3,904,038)	(4,491,273)	(3,253,954)	(801,800)

Shares outstanding at end of year	44,342,323	48,246,361	92,144,987	95,398,941

The accompanying notes are an integral part of these financial statements.

Clear Passage 2030 Fund		Clear Passage 2035 Fund		Clear Passage 2040 Fund		Clear Passage 2045 Fund
2024	2023	2024	2023	2024	2023	2024	2023

$34,582,555	$29,565,831	$31,074,634	$27,209,856	$24,865,232	$22,339,765	$24,447,263	$22,832,038

70,936,342	42,769,347	96,698,215	43,275,627	95,800,629	42,290,853	105,848,703	43,505,045

38,422,996	98,615,265	33,734,556	108,464,009	27,847,991	97,973,374	28,673,695	107,248,024

109,359,338	—	130,432,771	—	123,648,620	—	134,522,398	—

143,941,893	170,950,443	161,507,405	178,949,492	148,513,852	162,603,992	158,969,661	173,585,107

(98,201,001)	(73,897,218)	(113,312,499)	(65,036,438)	(100,371,526)	(58,597,797)	(104,644,513)	(61,440,943)

(98,201,001)	(73,897,218)	(113,312,499)	(65,036,438)	(100,371,526)	(58,597,797)	(104,644,513)	(61,440,943)

135,189,970	144,218,851	165,895,140	155,310,004	127,467,009	126,765,781	122,022,620	106,970,849
98,201,001	73,897,218	113,312,499	65,036,438	100,371,526	58,597,797	104,644,513	61,440,943
(179,465,644)	(131,145,428)	(159,242,743)	(126,628,726)	(110,243,511)	(99,080,596)	(117,990,849)	(86,751,838)

53,925,327	86,970,641	119,964,896	93,717,716	117,595,024	86,282,982	108,676,284	81,659,954

99,666,219	184,023,866	168,159,802	207,630,770	165,737,350	190,289,177	163,001,432	193,804,118

1,309,074,481	1,125,050,615	1,231,069,296	1,023,438,526	1,037,824,793	847,535,616	1,068,624,800	874,820,682

$1,408,740,700	$1,309,074,481	$1,399,229,098	$1,231,069,296	$1,203,562,143	$1,037,824,793	$1,231,626,232	$1,068,624,800

101,358,436	94,524,726	91,087,947	83,915,573	76,507,647	69,936,961	79,927,633	73,598,703

9,885,998	11,410,972	11,479,382	11,913,020	8,704,106	9,714,297	8,441,741	8,327,566
7,248,786	5,831,430	7,934,837	4,969,516	6,949,081	4,464,920	7,328,318	4,764,609
(13,164,393)	(10,408,692)	(11,013,649)	(9,710,162)	(7,536,129)	(7,608,531)	(8,135,767)	(6,763,245)
—	—	—	—	—	—	—	—

3,970,391	6,833,710	8,400,570	7,172,374	8,117,058	6,570,686	7,634,292	6,328,930

105,328,827	101,358,436	99,488,517	91,087,947	84,624,705	76,507,647	87,561,925	79,927,633

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the years ended December 31, 2024

	Clear Passage 2050 Fund		Clear Passage 2055 Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$18,389,944	$17,417,096	$10,143,682	$9,220,327

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	73,658,784	39,088,485	39,186,168	15,407,087
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	36,269,647	78,824,585	22,946,424	46,935,365

	109,928,431	—	62,132,592	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	128,318,375	135,330,166	72,276,274	71,562,779

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(67,915,736)	(51,541,323)	(37,269,115)	(20,852,274)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(67,915,736)	(51,541,323)	(37,269,115)	(20,852,274)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	109,890,457	100,928,790	89,167,656	74,424,549
Distributions reinvested	67,915,736	51,541,323	37,269,115	20,852,274
Cost of shares redeemed	(91,346,006)	(71,231,167)	(50,930,153)	(34,565,212)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	86,460,187	81,238,946	75,506,618	60,711,611

TOTAL INCREASE (DECREASE) IN NET ASSETS	146,862,826	165,027,789	110,513,777	111,422,116

NET ASSETS, BEGINNING OF YEAR	829,746,819	664,719,030	450,479,491	339,057,375

NET ASSETS, END OF YEAR	$976,609,645	$829,746,819	$560,993,268	$450,479,491

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of year	48,668,561	43,738,784	32,950,909	28,269,738

Shares issued	5,941,385	6,138,291	5,989,223	5,748,087
Shares issued as reinvestment of distributions	3,671,142	3,117,169	2,503,771	1,597,155
Shares redeemed	(4,934,476)	(4,325,683)	(3,411,709)	(2,664,071)
Shares issued in split	—	—	—	—

Net increase (decrease)	4,678,051	4,929,777	5,081,285	4,681,171

Shares outstanding at end of year	53,346,612	48,668,561	38,032,194	32,950,909

The accompanying notes are an integral part of these financial statements.

Clear Passage 2060 Fund		Clear Passage 2065 Fund		Conservative Allocation Fund		Moderate Allocation Fund
2024	2023	2024	2023	2024	2023	2024	2023

$5,417,717	$4,535,947	$2,040,935	$1,295,780	$4,482,489	$3,560,825	$10,140,280	$8,832,337

19,258,522	6,165,329	6,636,479	350,501	3,558,018	1,391,775	24,834,186	18,129,724

14,233,372	24,876,342	4,454,789	7,896,117	4,208,215	11,860,687	8,803,109	28,967,265

33,491,894	—	11,091,268	—	7,766,233	—	33,637,295	—

38,909,611	35,577,618	13,132,203	9,542,398	12,248,722	16,813,287	43,777,575	55,929,326

(18,719,133)	(9,588,157)	(5,228,439)	(2,176,121)	(8,256,023)	(5,593,392)	(34,443,135)	(25,506,727)

(18,719,133)	(9,588,157)	(5,228,439)	(2,176,121)	(8,256,023)	(5,593,392)	(34,443,135)	(25,506,727)

65,650,855	57,819,106	50,121,552	30,794,535	9,647,786	5,611,685	9,326,258	14,144,412
18,719,133	9,588,157	5,228,439	2,176,121	8,256,023	5,593,392	34,443,135	25,506,727
(26,773,333)	(14,836,038)	(8,774,863)	(6,788,364)	(27,236,289)	(25,961,885)	(59,512,579)	(59,891,956)

57,596,655	52,571,225	46,575,128	26,182,292	(9,332,480)	(14,756,808)	(15,743,186)	(20,240,817)

77,787,133	78,560,686	54,478,892	33,548,569	(5,339,781)	(3,536,913)	(6,408,746)	10,181,782

233,290,591	154,729,905	67,707,799	34,159,230	157,941,261	161,478,174	403,090,396	392,908,614

$311,077,724	$233,290,591	$122,186,691	$67,707,799	$152,601,480	$157,941,261	$396,681,650	$403,090,396

19,968,768	15,192,348	5,692,295	3,333,354	14,155,969	15,529,615	30,615,098	32,217,749

5,168,322	5,258,267	3,862,704	2,773,642	833,996	519,616	678,535	1,091,011
1,464,631	861,075	396,964	192,652	715,234	512,992	2,513,876	1,981,984
(2,082,129)	(1,342,922)	(665,913)	(607,353)	(2,357,516)	(2,406,254)	(4,281,119)	(4,675,646)
—	—	—	—	—	—	—	—

4,550,824	4,776,420	3,593,755	2,358,941	(808,286)	(1,373,646)	(1,088,708)	(1,602,651)

24,519,592	19,968,768	9,286,050	5,692,295	13,347,683	14,155,969	29,526,390	30,615,098

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the years ended December 31, 2024

	Aggressive Allocation Fund		US Government Money Market Fund(b)
	2024	2023	2024		2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,003,416	$7,113,089	$26,383,599		$21,906,612

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	24,301,030	18,336,397	4,577		19,453
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	11,150,640	26,593,289	—		(6,226)

	35,451,670	—	4,577		—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,455,086	52,042,775	26,388,176		21,919,839

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(28,180,313)	(25,881,807)	(26,397,139)		(21,370,350)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(28,180,313)	(25,881,807)	(26,397,139)		(21,370,350)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	11,537,710	7,980,634	180,969,847	(c)	344,546,840
Distributions reinvested	28,180,313	25,881,807	26,404,813		21,369,066
Cost of shares redeemed	(54,406,107)	(37,193,382)	(277,882,424)		(114,942,828)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(14,688,084)	(3,330,941)	(70,507,764)		250,973,078

TOTAL INCREASE (DECREASE) IN NET ASSETS	(413,311)	22,830,027	(70,516,727)		251,522,567

NET ASSETS, BEGINNING OF YEAR	335,537,330	312,707,303	586,399,482		334,876,915

NET ASSETS, END OF YEAR	$335,124,019	$335,537,330	$515,882,755		$586,399,482

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of year	23,285,344	23,506,156	586,254,771	(a)	335,492,763	(a)

Shares issued	751,012	567,811	180,719,079	(a)	344,276,998	(a)
Shares issued as reinvestment of distributions	1,850,382	1,847,936	26,403,383	(a)	21,394,959	(a)
Shares redeemed	(3,531,214)	(2,636,559)	(277,495,125	)(a)	(114,909,949	)(a)

Net increase (decrease)	(929,820)	(220,812)	(70,372,663	)(a)	250,762,008	(a)

Shares outstanding at end of year	22,355,524	23,285,344	515,882,108		586,254,771	(a)

(a)

After the close of business on August 23, 2024, the MoA Money Market Fund was restructured as a US Government Money Market Fund and renamed as the MoA US Government Money Market Fund. After the close of business on August 23, 2024, the Fund underwent a stock split so the ending NAV was $1.00. The exact split ratio was 11.855015:1. Post the split and commencing on August 26, 2024, the Fund began seeking to preserve a $1.00 per share net asset value, declaring dividends daily and paying dividends monthly. Number of shares outstanding shown and the share activity prior to the split has been adjusted to reflect the split on a retroactive basis.

(b)	Formerly MoA Money Market Fund

(c)	The Fund accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $145 to reflect lost opportunity cost arising when a portion of the portfolio was uninvested.

The accompanying notes are an integral part of these financial statements.

Intermediate Bond Fund		Core Bond Fund
2024	2023	2024	2023

$33,183,551	$21,287,726	$80,836,424	$55,387,583

(13,630,395)	(37,964,215)	(50,754,376)	(53,609,907)

6,821,704	58,344,928	(5,404,002)	95,878,693

(6,808,691)	—	(56,158,378)	—

26,374,860	41,668,439	24,678,046	97,656,369

(33,835,589)	(20,734,790)	(82,791,259)	(56,075,190)

(33,835,589)	(20,734,790)	(82,791,259)	(56,075,190)

178,360,292	189,611,880	530,329,675	454,212,820
33,835,589	20,734,790	82,776,536	56,064,005
(255,044,059)	(160,132,833)	(406,032,486)	(332,811,407)

(42,848,178)	50,213,837	207,073,725	177,465,418

(50,308,907)	71,147,486	148,960,512	219,046,597

949,550,093	878,402,607	2,060,113,232	1,841,066,635

$899,241,186	$949,550,093	$2,209,073,744	$2,060,113,232

98,461,581	93,142,276	165,444,728	150,726,687

18,636,508	20,040,800	43,035,621	37,294,206
3,521,878	2,191,840	6,729,075	4,604,851
(26,482,959)	(16,913,335)	(32,996,748)	(27,181,016)
—	—	—	—

(4,324,573)	5,319,305	16,767,948	14,718,041

94,137,008	98,461,581	182,212,676	165,444,728

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Equity Index Fund
	Years Ended December 31,
	2024	2023	2022	2021	2020(a)

Net Asset Value, Beginning of Year	$58.29	$48.82	$62.41	$51.15	$47.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.87	0.87	0.79	0.73	0.92
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	13.68	11.79	(12.20)	13.70	7.52

Total From Investment Operations	14.55	12.66	(11.41)	14.43	8.44

Less Distributions
From Net Investment Income	(0.87)	(0.85)	(0.78)	(0.70)	(1.68)
From Net Realized Gains	(5.30)	(2.34)	(1.40)	(2.47)	(3.50)

Total Distributions	(6.17)	(3.19)	(2.18)	(3.17)	(5.18)

Net Asset Value, End of Year	$66.67	$58.29	$48.82	$62.41	$51.15

Total Return (%)(b)	24.83	26.12	(18.24)	28.50	18.20
Net Assets, End of Year ($ millions)	5,868	5,201	4,330	4,992	3,714
Ratio of Net Income (Loss) to Average Net Assets (%)	1.28	1.57	1.51	1.27	1.72
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.14	0.14	0.14	0.13	0.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.14	0.14	0.13	0.15
Portfolio Turnover Rate (%)(c)	8.64	4.07	3.14	7.01	5.77

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA All America Fund					MoA Small Cap Value Fund
Years Ended December 31,					Years Ended December 31,
2024	2023	2022	2021	2020(a)	2024	2023	2022	2021	2020(a)

$21.58	$19.76	$27.73	$24.18	$24.24	$13.80	$13.44	$16.52	$13.45	$15.11

0.24	0.25	0.25	0.25	0.34	0.20	0.24	0.19	0.17	0.23

3.94	3.67	(5.21)	6.18	3.31	1.39	1.00	(1.83)	4.12	(1.03)

4.18	3.92	(4.96)	6.43	3.65	1.59	1.24	(1.64)	4.29	(0.80)

(0.23)	(0.24)	(0.25)	(0.20)	(0.63)	(0.18)	(0.22)	(0.18)	(0.09)	(0.41)
(2.47)	(1.86)	(2.76)	(2.68)	(3.08)	(0.71)	(0.66)	(1.26)	(1.13)	(0.45)

(2.70)	(2.10)	(3.01)	(2.88)	(3.71)	(0.89)	(0.88)	(1.44)	(1.22)	(0.86)

$23.06	$21.58	$19.76	$27.73	$24.18	$14.50	$13.80	$13.44	$16.52	$13.45

19.12	20.33	(17.70)	27.07	16.78	11.29	9.59	(9.82)	32.29	(4.01)
309	299	281	374	320	398	409	413	580	472
0.97	1.17	1.07	0.90	1.33	1.33	1.78	1.15	1.03	1.90
0.51	0.53	0.54	0.49	0.52	0.82	0.84	0.82	0.80	0.82
0.50	0.53	0.54	0.49	0.52	0.81	0.84	0.82	0.80	0.82
30.64	31.84	19.24	19.84	24.07	47.84	22.33	8.40	33.93	42.64

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Small Cap Growth Fund
	Years Ended December 31,
	2024	2023	2022	2021	2020(a)

Net Asset Value, Beginning of Year	$12.72	$11.01	$16.22	$17.53	$14.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.03)	(0.01)	(0.01)	(0.03)	(0.02)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.30	1.73	(4.60)	1.74	6.01

Total From Investment Operations	1.27	1.72	(4.61)	1.71	5.99

Less Distributions
From Net Investment Income	—	—	—	(0.01)	(0.06)
From Net Realized Gains	(0.22)	(0.01)	(0.60)	(3.01)	(3.03)
Return of Capital	—	—	—	—	—

Total Distributions	(0.22)	(0.01)	(0.60)	(3.02)	(3.09)

Net Asset Value, End of Year	$13.77	$12.72	$11.01	$16.22	$17.53

Total Return (%)(b)	9.92	15.63	(28.37)	10.38	43.31
Net Assets, End of Year ($ millions)	398	416	432	673	667
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.19)	(0.12)	(0.05)	(0.24)	(0.17)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.82	0.84	0.83	0.80	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	0.84	0.83	0.80	0.81
Portfolio Turnover Rate (%)(c)	43.85	49.48	61.61	45.18	70.58

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA Small Cap Equity Index Fund					MoA Mid Cap Value Fund
Years Ended December 31,					Years Ended December 31,
2024	2023	2022	2021	2020(a)	2024	2023	2022	2021	2020(a)

$10.21	$9.08	$11.59	$10.74	$9.93	$16.28	$15.65	$19.21	$15.53	$16.36

0.18	0.16	0.13	0.16	0.07	0.26	0.23	0.23	0.26	0.44

0.70	1.26	(2.03)	2.62	0.94	1.52	0.85	(2.32)	5.01	(0.14)

0.88	1.42	(1.90)	2.78	1.01	1.78	1.08	(2.09)	5.27	0.30

(0.17)	(0.15)	(0.12)	(0.15)	(0.07)	(0.24)	(0.20)	(0.29)	(0.14)	(0.53)
(0.40)	(0.14)	(0.49)	(1.78)	(0.13)	(0.75)	(0.25)	(1.18)	(1.45)	(0.48)
—	—	—	—	—	—	—	—	—	(0.12)

(0.57)	(0.29)	(0.61)	(1.93)	(0.20)	(0.99)	(0.45)	(1.47)	(1.59)	(1.13)

$10.52	$10.21	$9.08	$11.59	$10.74	$17.07	$16.28	$15.65	$19.21	$15.53

8.55	15.87	(16.31)	26.56	10.62	10.78	6.96	(10.67)	34.35	2.82
210	205	179	143	107	213	157	115	131	90
1.65	1.76	1.54	1.29	1.51	1.62	1.61	1.34	1.47	2.96
0.25	0.24	0.25	0.25	0.39	0.69	0.74	0.70	0.65	0.74
0.14	0.14	0.14	0.14	0.12	0.68	0.73	0.70	0.65	0.74
35.80	43.99	29.55	69.91	42.67	38.06	29.02	11.44	23.84	23.65

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Mid Cap Equity Index Fund
	Years Ended December 31,
	2024	2023	2022	2021	2020(a)

Net Asset Value, Beginning of Year	$20.10	$18.91	$25.12	$23.07	$22.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.32	0.34	0.36	0.33	0.32
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	2.51	2.66	(3.76)	5.21	2.37

Total From Investment Operations	2.83	3.00	(3.40)	5.54	2.69

Less Distributions
From Net Investment Income	(0.33)	(0.28)	(0.31)	(0.30)	(0.59)
From Net Realized Gains	(1.68)	(1.53)	(2.50)	(3.19)	(1.48)
Return of Capital	—	—	—	—	—

Total Distributions	(2.01)	(1.81)	(2.81)	(3.49)	(2.07)

Net Asset Value, End of Year	$20.92	$20.10	$18.91	$25.12	$23.07

Total Return (%)(b)	13.77	16.25	(13.23)	24.56	13.50
Net Assets, End of Year ($ millions)	1,542	1,501	1,600	2,118	1,856
Ratio of Net Income (Loss) to Average Net Assets (%)	1.42	1.63	1.58	1.24	1.56
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.15	0.15	0.16	0.14	0.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.15	0.15	0.16	0.14	0.15
Portfolio Turnover Rate (%)(c)	24.85	19.60	19.54	25.62	13.14

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA Balanced Fund
Years Ended December 31,
2024	2023	2022	2021	2020(a)

$18.82	$17.39	$21.18	$19.16	$18.68

0.43	0.39	0.35	0.32	0.37

2.88	2.21	(2.91)	2.80	1.75

3.31	2.60	(2.56)	3.12	2.12

(0.44)	(0.40)	(0.36)	(0.32)	(0.77)
(1.37)	(0.77)	(0.87)	(0.78)	(0.87)
—	—	—	—	—

(1.81)	(1.17)	(1.23)	(1.10)	(1.64)

$20.32	$18.82	$17.39	$21.18	$19.16

17.56	15.07	(12.02)	16.48	11.77
199	187	180	218	191
2.07	2.09	1.81	1.53	1.76
0.56	0.54	0.54	0.46	0.54
0.55	0.54	0.54	0.46	0.54
36.98	50.33	25.01	23.68	38.58

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA International Fund

	Years Ended December 31,
	2024	2023	2022	2021	2020(a)

Net Asset Value, Beginning of Year	$8.20	$7.24	$9.26	$9.34	$9.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.27	0.29	0.31	0.20	0.14
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.17	1.09	(1.44)	0.74	0.56

Total From Investment Operations	0.44	1.38	(1.13)	0.94	0.70

Less Distributions
From Net Investment Income	(0.33)	(0.42)	(0.23)	(0.16)	(0.38)
From Net Realized Gains	—	—	(0.66)	(0.86)	(0.03)
Return of Capital	—	—	—	—	— (d)

Total Distributions	(0.33)	(0.42)	(0.89)	(1.02)	(0.41)

Net Asset Value, End of Year	$8.31	$8.20	$7.24	$9.26	$9.34

Total Return (%)(b)	5.19	19.55	(11.09)	10.37	8.19
Net Assets, End of Year ($ millions)	1,656	1,460	1,202	1,203	940
Ratio of Net Income (Loss) to Average Net Assets (%)	3.07	3.83	4.10	2.05	2.20
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)(f)	0.36	0.14	0.13	0.12	0.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)(f)	0.25	0.13	0.13	0.12	0.13
Portfolio Turnover Rate (%)(c)	37.96	20.14	18.25	123.53	4.69

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

(d)	Amount is less than $0.005 per share.

(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(f)	International Fund excludes the expenses of its ETF investments.

(g)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(h)	Not annualized.

(i)	Annualized.

The accompanying notes are an integral part of these financial statements.

MoA Catholic Values Index Fund						MoA Retirement Income Fund
Years Ended December 31,				Period Ended December 31, 2020(g)		Years Ended December 31,
2024	2023	2022	2021			2024	2023	2022	2021	2020(a)

$13.51	$10.97	$14.06	$11.17	$10.00		$10.90	$10.24	$12.26	$12.09	$12.09

0.17	0.17	0.15	0.15	0.04		0.35	0.26	0.17	0.15	0.41

2.95	2.71	(2.98)	3.07	1.17		0.44	0.74	(1.54)	0.54	0.49

3.12	2.88	(2.83)	3.22	1.21		0.79	1.00	(1.37)	0.69	0.90

(0.17)	(0.17)	(0.15)	(0.14)	(0.04)		(0.42)	(0.26)	(0.17)	(0.16)	(0.60)
(0.53)	(0.17)	(0.11)	(0.19)	—	(d)	(0.19)	(0.08)	(0.48)	(0.36)	(0.30)
—	—	—	—	—		—	—	—	—	—

(0.70)	(0.34)	(0.26)	(0.33)	(0.04)		(0.61)	(0.34)	(0.65)	(0.52)	(0.90)

$15.93	$13.51	$10.97	$14.06	$11.17		$11.08	$10.90	$10.24	$12.26	$12.09

23.02	26.37	(20.10)	28.99	12.12	(h)	7.21	9.91	(11.12)	5.77	7.59
8	6	4	5	3		208	207	203	224	193
1.12	1.39	1.36	1.16	1.57	(i)	3.02	2.40	1.58	1.22	4.25
3.05	2.94	2.53	2.14	2.18	(i)	0.18	0.16	0.13	0.11	0.11
0.21	0.22	0.22	0.22	0.15	(i)	0.18	0.16	0.13	0.11	0.11
25.87	25.23	13.48	9.54	16.38	(h)	28.84	25.22	32.16	28.07	23.13

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Clear Passage 2015 Fund
	Years Ended December 31,
	2024	2023	2022		2021	2020(a)

Net Asset Value, Beginning of Year	$8.63	$8.13	$9.45		$9.90	$10.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.27	0.20	0.13		0.13	0.39
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.38	0.65	(1.27)		0.63	0.37

Total From Investment Operations	0.65	0.85	(1.14)		0.76	0.76

Less Distributions
From Net Investment Income	(0.28)	(0.21)	(0.13)		(0.15)	(0.59)
From Net Realized Gains	(0.35)	(0.14)	(0.02)		(1.09)	(0.76)

Total Distributions	(0.63)	(0.35)	(0.15)		(1.24)	(1.35)

Capital Contribution from Adviser	—	—	(0.03	)(e)	0.03 (e)	—

Net Asset Value, End of Year	$8.65	$8.63	$8.13		$9.45	$9.90

Total Return (%)(b)	7.58	10.55	(12.38)		8.11	7.65
Net Assets, End of Year ($ millions)	105	111	113		141	140
Ratio of Net Income (Loss) to Average Net Assets (%)	2.90	2.34	1.53		1.26	3.63
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.25	0.22	0.16		0.13	0.12
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.24	0.22	0.16		0.13	0.12
Portfolio Turnover Rate (%)(c)	19.25	19.08	24.14		24.63	25.28

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.
(d)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

In 2021, the Clear Passage 2015 Fund had accrued a non-recurring capital contribution from the Adviser of $410,599 to reflect the estimated lost opportunity cost arising when a portion of the portfolio was uninvested. The 2022 amount disclosed includes adjustments to the prior accrual to record the final settlement amount of the capital contribution accrued as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

MoA Clear Passage 2020 Fund					MoA Clear Passage 2025 Fund
Years Ended December 31,					Years Ended December 31,
2024	2023	2022	2021(a)	2020(a)	2024	2023	2022	2021(a)	2020(a)

$10.18	$9.55	$12.16	$11.84	$12.42	$11.83	$10.98	$13.97	$13.29	$13.65

0.32	0.26	0.18	0.16	0.46	0.36	0.29	0.20	0.18	0.48

0.50	0.86	(1.78)	0.99	0.62	0.78	1.18	(2.11)	1.39	0.85

0.82	1.12	(1.60)	1.15	1.08	1.14	1.47	(1.91)	1.57	1.33

(0.33)	(0.26)	(0.18)	(0.20)	(0.70)	(0.36)	(0.29)	(0.21)	(0.23)	(0.72)
(0.32)	(0.23)	(0.83)	(0.63)	(0.96)	(0.55)	(0.33)	(0.87)	(0.66)	(0.97)

(0.65)	(0.49)	(1.01)	(0.83)	(1.66)	(0.91)	(0.62)	(1.08)	(0.89)	(1.69)

—	—	—	—	—	—	—	—	—	—

$10.35	$10.18	$9.55	$12.16	$11.84	$12.06	$11.83	$10.98	$13.97	$13.29

8.10	11.83	(13.06)	9.80	9.11	9.70	13.59	(13.56)	11.96	10.26
459	491	504	621	594	1,111	1,129	1,057	1,203	1,020
2.89	2.48	1.65	1.29	3.66	2.73	2.50	1.69	1.29	3.68
0.14	0.12	0.09	0.08	0.07	0.13	0.10	0.08	0.08	0.07
0.13	0.11	0.09	0.08	0.07	0.12	0.09	0.08	0.08	0.07
17.58	21.68	19.16	22.78	22.40	20.69	22.19	18.16	15.42	16.72

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Clear Passage 2030 Fund
	Years Ended December 31,
	2024	2023	2022	2021	2020(a)

Net Asset Value, Beginning of Year	$12.92	$11.90	$15.25	$14.08	$14.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.35	0.31	0.22	0.19	0.48
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.09	1.48	(2.40)	1.94	1.10

Total From Investment Operations	1.44	1.79	(2.18)	2.13	1.58

Less Distributions
From Net Investment Income	(0.37)	(0.31)	(0.22)	(0.26)	(0.73)
From Net Realized Gains	(0.62)	(0.46)	(0.95)	(0.70)	(1.09)

Total Distributions	(0.99)	(0.77)	(1.17)	(0.96)	(1.82)

Net Asset Value, End of Year	$13.37	$12.92	$11.90	$15.25	$14.08

Total Return (%)(b)	11.16	15.25	(14.14)	15.29	11.67
Net Assets, End of Year ($ millions)	1,409	1,309	1,125	1,231	981
Ratio of Net Income (Loss) to Average Net Assets (%)	2.53	2.46	1.67	1.25	3.67
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.12	0.09	0.08	0.08	0.07
Portfolio Turnover Rate (%)(c)	20.62	19.17	15.52	13.45	12.53

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

(d)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

The accompanying notes are an integral part of these financial statements.

MoA Clear Passage 2035 Fund					MoA Clear Passage 2040 Fund
Years Ended December 31,					Years Ended December 31,
2024	2023	2022	2021	2020(a)	2024	2023	2022	2021	2020(a)

$13.52	$12.20	$16.00	$14.40	$14.59	$13.56	$12.12	$16.15	$14.44	$14.48

0.34	0.31	0.23	0.20	0.48	0.32	0.31	0.23	0.20	0.47
1.41	1.76	(2.69)	2.34	1.25	1.61	1.93	(2.75)	2.64	1.37

1.75	2.07	(2.46)	2.54	1.73	1.93	2.24	(2.52)	2.84	1.84

(0.36)	(0.32)	(0.24)	(0.29)	(0.72)	(0.35)	(0.31)	(0.24)	(0.30)	(0.70)
(0.85)	(0.43)	(1.10)	(0.65)	(1.20)	(0.92)	(0.49)	(1.27)	(0.83)	(1.18)

(1.21)	(0.75)	(1.34)	(0.94)	(1.92)	(1.27)	(0.80)	(1.51)	(1.13)	(1.88)

$14.06	$13.52	$12.20	$16.00	$14.40	$14.22	$13.56	$12.12	$16.15	$14.44

13.05	17.26	(15.20)	17.84	12.61	14.35	18.87	(15.37)	19.89	13.43
1,399	1,231	1,023	1,101	846	1,204	1,038	848	925	708
2.33	2.44	1.70	1.25	3.67	2.19	2.40	1.69	1.22	3.59
0.13	0.10	0.08	0.08	0.07	0.13	0.10	0.08	0.08	0.07
0.12	0.10	0.08	0.08	0.07	0.12	0.10	0.08	0.08	0.07
19.82	18.50	16.15	8.93	11.53	17.81	18.97	10.97	11.55	12.53

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Clear Passage 2045 Fund
	Years Ended December 31,
	2024	2023	2022	2021(a)	2020(a)

Net Asset Value, Beginning of Year	$13.37	$11.89	$15.97	$14.28	$14.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.30	0.30	0.22	0.19	0.45
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.68	1.99	(2.75)	2.71	1.34

Total From Investment Operations	1.98	2.29	(2.53)	2.90	1.79

Less Distributions
From Net Investment Income	(0.34)	(0.31)	(0.23)	(0.29)	(0.68)
From Net Realized Gains	(0.94)	(0.50)	(1.32)	(0.92)	(1.15)

Total Distributions	(1.28)	(0.81)	(1.55)	(1.21)	(1.83)

Net Asset Value, End of Year	$14.07	$13.37	$11.89	$15.97	$14.28

Total Return (%)(b)	14.90	19.64	(15.59)	20.57	13.31
Net Assets, End of Year ($ millions)	1,232	1,069	875	957	733
Ratio of Net Income (Loss) to Average Net Assets (%)	2.09	2.38	1.68	1.19	3.54
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.12	0.10	0.08	0.08	0.07
Portfolio Turnover Rate (%)(c)	16.21	14.87	13.09	11.96	10.77

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

(d)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

The accompanying notes are an integral part of these financial statements.

MoA Clear Passage 2050 Fund					MoA Clear Passage 2055 Fund
Years Ended December 31,					Years Ended December 31,
2024	2023	2022	2021	2020(a)	2024	2023	2022	2021	2020(a)

$17.05	$15.20	$20.31	$17.92	$17.47	$13.67	$11.99	$15.99	$13.98	$13.31

0.37	0.38	0.28	0.24	0.54	0.29	0.30	0.21	0.18	0.38
2.24	2.59	(3.52)	3.45	1.68	1.84	2.05	(2.77)	2.74	1.41

2.61	2.97	(3.24)	3.69	2.22	2.13	2.35	(2.56)	2.92	1.79

(0.42)	(0.39)	(0.29)	(0.38)	(0.81)	(0.33)	(0.30)	(0.23)	(0.29)	(0.57)
(0.93)	(0.73)	(1.58)	(0.92)	(0.96)	(0.72)	(0.37)	(1.21)	(0.62)	(0.55)

(1.35)	(1.12)	(1.87)	(1.30)	(1.77)	(1.05)	(0.67)	(1.44)	(0.91)	(1.12)

$18.31	$17.05	$15.20	$20.31	$17.92	$14.75	$13.67	$11.99	$15.99	$13.98

15.39	19.94	(15.66)	20.82	13.39	15.66	19.98	(15.77)	21.11	13.93
977	830	665	717	536	561	450	339	330	220
2.01	2.36	1.66	1.18	3.56	1.98	2.38	1.64	1.16	3.66
0.13	0.11	0.09	0.08	0.08	0.15	0.13	0.11	0.10	0.11
0.13	0.10	0.09	0.08	0.08	0.14	0.12	0.11	0.10	0.11
13.94	16.86	12.91	11.57	9.80	16.37	14.85	12.88	10.49	7.28

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Clear Passage 2060 Fund
	Years Ended December 31,
	2024	2023	2022	2021	2020(a)

Net Asset Value, Beginning of Year	$11.68	$10.18	$13.58	$11.87	$11.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.24	0.25	0.18	0.16	0.28
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.59	1.77	(2.34)	2.38	1.25

Total From Investment Operations	1.83	2.02	(2.16)	2.54	1.53

Less Distributions
From Net Investment Income	(0.28)	(0.25)	(0.19)	(0.26)	(0.42)
From Net Realized Gains	(0.54)	(0.27)	(1.05)	(0.57)	(0.36)

Total Distributions	(0.82)	(0.52)	(1.24)	(0.83)	(0.78)

Net Asset Value, End of Year	$12.69	$11.68	$10.18	$13.58	$11.87

Total Return (%)(b)	15.73	20.19	(15.72)	21.60	14.08
Net Assets, End of Year ($ millions)	311	233	155	130	72
Ratio of Net Income (Loss) to Average Net Assets (%)	1.95	2.39	1.62	1.25	4.14
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.17	0.17	0.17	0.16	0.22
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.17	0.17	0.17	0.05	0.05
Portfolio Turnover Rate (%)(c)	15.46	12.15	12.95	14.26	6.7

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

(d)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)	Not annualized.

(f)	Annualized.
(g)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

The accompanying notes are an integral part of these financial statements.

MoA Clear Passage 2065 Fund						MoA Conservative Allocation Fund
Years Ended December 31,				Period Ended December 31,		Years Ended December 31,
2024	2023	2022	2021	2020(a)(g)		2024	2023	2022	2021	2020(a)

$11.89	$10.25	$13.20	$11.45	$10.00		$11.16	$10.40	$12.86	$12.67	$12.71

0.25	0.26	0.18	0.16	0.22		0.37	0.25	0.19	0.18	0.48
1.65	1.81	(2.26)	2.31	1.59		0.53	0.91	(1.80)	0.80	0.67

1.90	2.07	(2.08)	2.47	1.81		0.90	1.16	(1.61)	0.98	1.15

(0.29)	(0.26)	(0.19)	(0.26)	(0.24)		(0.36)	(0.26)	(0.19)	(0.20)	(0.74)
(0.34)	(0.17)	(0.68)	(0.46)	(0.12)		(0.27)	(0.14)	(0.66)	(0.59)	(0.45)

(0.63)	(0.43)	(0.87)	(0.72)	(0.36)		(0.63)	(0.40)	(0.85)	(0.79)	(1.19)

$13.16	$11.89	$10.25	$13.20	$11.45		$11.43	$11.16	$10.40	$12.86	$12.67

16.01	20.50	(15.54)	21.73	18.16	(e)	8.09	11.22	(12.44)	7.82	9.32
122	68	34	17	3		153	158	161	201	188
2.11	2.62	1.88	1.44	3.4	(e)	2.87	2.24	1.63	1.36	3.81
0.27	0.43	0.63	1.15	4.61	(f)	0.14	0.13	0.08	0.06	0.06
0.04	0.05	0.05	0.05	0.05	(f)	0.13	0.13	0.08	0.06	0.06
12.71	17.62	16.45	28.1	10.76	(e)	22.14	12.65	10.16	16.91	10.07

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Moderate Allocation Fund
	Years Ended December 31,
	2024	2023	2022	2021	2020(a)

Net Asset Value, Beginning of Year	$13.17	$12.20	$15.98	$15.14	$15.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.36	0.30	0.24	0.22	0.58
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.12	1.53	(2.49)	1.90	1.13

Total From Investment Operations	1.48	1.83	(2.25)	2.12	1.71

Less Distributions
From Net Investment Income	(0.39)	(0.30)	(0.24)	(0.28)	(0.89)
From Net Realized Gains	(0.83)	(0.56)	(1.29)	(1.00)	(1.19)

Total Distributions	(1.22)	(0.86)	(1.53)	(1.28)	(2.08)

Net Asset Value, End of Year	$13.43	$13.17	$12.20	$15.98	$15.14

Total Return (%)(b)	11.27	15.34	(13.91)	14.19	11.67
Net Assets, End of Year ($ millions)	397	403	393	487	444
Ratio of Net Income (Loss) to Average Net Assets (%)	2.49	2.25	1.71	1.34	3.69
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.08	0.07	0.04	0.03	0.03
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	0.07	0.04	0.03	0.03
Portfolio Turnover Rate (%)(c)	15.72	12.56	8.74	14.83	10.69

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

(d)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

The accompanying notes are an integral part of these financial statements.

MoA Aggressive Allocation Fund
Years Ended December 31,
2024	2023	2022	2021	2020(a)

$14.41	$13.30	$17.86	$16.80	$17.36

0.33	0.32	0.26	0.23	0.59
1.56	1.94	(3.02)	2.78	1.60

1.89	2.26	(2.76)	3.01	2.19

(0.38)	(0.32)	(0.27)	(0.35)	(0.92)
(0.93)	(0.83)	(1.53)	(1.60)	(1.83)

(1.31)	(1.15)	(1.80)	(1.95)	(2.75)

$14.99	$14.41	$13.30	$17.86	$16.80

13.22	17.52	(15.24)	18.21	13.72
335	336	313	390	337
2.05	2.21	1.66	1.22	3.50
0.09	0.08	0.05	0.04	0.04
0.08	0.08	0.05	0.04	0.04
15.97	10.51	9.54	13.06	10.23

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA US Government Money Market Fund (Formerly MoA Money Market Fund)
	Years Ended December 31,
	2024(e)		2023(e)		2022(e)	2021(e)		2020(a)(e)
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00	$1.00		$1.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.05		0.05		0.01	—	(d)	0.01
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	—	(d)	—	(f)	— (f)	—	(f)	(0.01)

Total From Investment Operations	0.05		0.05		0.01	—	(d)	—	(d)

Less Distributions
From Net Investment Income	(0.05)		(0.05)		(0.01)	—		0.04
From Net Realized Gains	—		—	(f)	—	—		—	(d)
Return of Capital	—		—		—	—		—	(f)

Total Distributions	(0.05)		(0.05)		(0.01)	—		0.04

Capital Contribution from Advisor	—	(f)	—		—	—		—

Net Asset Value, End of Year	1.00		$1.00		$1.00	$1.00		$1.00

Total Return (%)(b)	5.09	(g)	4.99		1.31	(0.17)		0.28
Net Assets, End of Year ($ millions)	516		586		335	173		122
Ratio of Net Income (Loss) to Average Net Assets (%)	4.99		4.90		1.71	(0.20)		0.40
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.23		0.23		0.24	0.26		0.27
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.22		0.23		0.24	0.26		0.27
Portfolio Turnover Rate (%)(c)	NA		NA		NA	NA		NA

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.

(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Portfolio turnover rate excludes all short-term securities.

(d)	Amount is less than $0.005 per share.

(e)

On August 23, 2024, the MoA US Government Money Market Fund, had a stock split with an exact split ratio of 11.855015:1. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis and the historical split that occurred on September 25, 2020 referenced in note (a).

(f)	Amount is less than $0.0005 per share.

(g)

The Fund accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $145 to reflect lost opportunity cost arising when a portion of the portfolio was uninvested. The total return absent the adviser capital contribution was 5.09%.

NA	= Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Intermediate Bond Fund					MoA Core Bond Fund
Years Ended December 31,					Years Ended December 31,
2024	2023	2022	2021	2020(a)	2024	2023	2022	2021	2020(a)
$9.64	$9.43	$10.36	$10.79	$10.63	$12.45	$12.21	$14.32	$15.01	$14.77

0.35	0.22	0.14	0.14	0.15	0.46	0.36	0.27	0.23	0.28
(0.09)	0.21	(0.93)	(0.36)	0.39	(0.32)	0.24	(2.09)	(0.60)	0.67

0.26	0.43	(0.79)	(0.22)	0.54	0.14	0.60	(1.82)	(0.37)	0.95

(0.35)	(0.22)	(0.14)	(0.14)	(0.38)	(0.47)	(0.36)	(0.29)	(0.27)	(0.70)
—	—	— (d)	(0.07)	— (d)	—	—	—	(0.05)	(0.01)
— (d)	—	—	—	—	—	—	—	—	— (d)

(0.35)	(0.22)	(0.14)	(0.21)	(0.38)	(0.47)	(0.36)	(0.29)	(0.32)	(0.71)

$9.55	$9.64	$9.43	$10.36	$10.79	$12.12	$12.45	$12.21	$14.32	$15.01

2.79	4.62	(7.66)	(2.02)	5.05	1.17	5.03	(12.79)	(2.45)	6.40
899	950	878	866	829	2,209	2,060	1,841	2,049	1,873
3.61	2.39	1.42	1.32	1.79	3.78	2.94	2.07	1.56	2.03
0.46	0.47	0.45	0.44	0.46	0.45	0.45	0.43	0.43	0.45
0.46	0.46	0.45	0.44	0.46	0.44	0.44	0.43	0.43	0.45
53.52	50.30	21.07	17.57	10.72	44.53	34.81	33.44	31.53	28.98

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1.	ORGANIZATION

MoA Funds Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund.” It is registered under the Investment Company Act of 1940. The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares to various types of investors, including separate accounts of affiliated insurance companies. The Investment Company issues separate series of capital stock, each of which represents a separate Fund (collectively, “the Funds”). The financial statements for each of the Funds are contained within this report.

As of December 31, 2024 there were 28 active funds (collectively the “Funds”), as follows:

Equity Funds	Asset Allocation Funds
MoA Small Cap Value Fund	MoA Conservative Allocation Fund
MoA Mid Cap Value Fund	MoA Moderate Allocation Fund
MoA Small Cap Growth Fund	MoA Aggressive Allocation Fund
MoA International Fund	MoA Balanced Fund
MoA Equity Index Fund
MoA Mid Cap Equity Index Fund	Target Date Funds
MoA Small Cap Equity Index Fund	MoA Retirement Income Fund
MoA Catholic Values Index Fund	MoA Clear Passage 2015 Fund
MoA All America Fund	MoA Clear Passage 2020 Fund
MoA Clear Passage 2025 Fund
Fixed Income Funds	MoA Clear Passage 2030 Fund
MoA Intermediate Bond Fund	MoA Clear Passage 2035 Fund
MoA Core Bond Fund	MoA Clear Passage 2040 Fund
MoA US Government Money Market Fund (formerly MoA Money Market Fund)*	MoA Clear Passage 2045 Fund MoA Clear Passage 2050 Fund
MoA Clear Passage 2055 Fund
MoA Clear Passage 2060 Fund
MoA Clear Passage 2065 Fund

*

At their meeting on June 11, 2024, the Board of Directors of the Investment Company (the “Board”) approved a plan to convert the MoA Money Market Fund, previously an “institutional prime money market fund,” into a “government money market fund,” as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended. Upon full conversion, the MoA Money Market Fund was renamed the MoA US Government Money Market Fund. The conversion occurred on August 23, 2024 after the close of business. Concurrently with the conversion, the Fund underwent a stock split so the ending NAV was $1.00. The exact split ratio was 11.855015:1.

Effective August 26, 2024, the MoA US Government Money Market Fund invests at least 99.5% of its assets in short-term obligations of the US Government, repurchase agreements that are fully collateralized by obligations of the US Government and cash. The MoA US Government Money Market Fund seeks to preserve a $1.00 per share net asset value and will also declare dividends daily and pay them monthly. The investment advisory fee and other expenses of the Fund did not change as a result of the conversion.

Investment Company shares are issued to retail and institutional investors, such as endowments, foundations, corporations, municipalities and other public entities, and trusts. In addition, shares are issued to Mutual of America Life Insurance Company for allocation to its Separate Accounts as a funding medium for variable accumulation annuity contracts, as well as directly issued to one or more of the Investment Company’s Target Date Funds and the MoA Conservative Allocation, MoA Moderate Allocation and MoA Aggressive Allocation Funds (collectively, “Asset Allocation Funds”). Foreside Fund Services, LLC acts as principal underwriter for the distribution of the Funds’ shares.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

An executive committee of the Funds’ adviser, Mutual of America Capital Management LLC (the “Adviser”), acts as the Funds’ CODM. Since its inception, each Fund has represented a single operating segment, as the CODM monitors the operating results of the Investment Company as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio of investment securities, expense ratios, net increase (decrease) in net assets resulting from operations on the respective statement of operations and other information about the Funds’ performance, including total return within the respective financial highlights schedule, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

The following is a summary of the significant accounting policies consistently followed by the Investment

Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2024, management determined that the fair value inputs used for all equity securities were considered Level 1, with the exception of two securities in the Small Cap Equity Index Fund and one in the Catholic Values Index Fund (see Note (a) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one debt security in the Core Bond Fund (see Note (a) below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2024:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:*
Equity Index Fund
Common Stock	$5,775,561,368	—	—		$5,775,561,368
Short-Term Debt Securities	—	$116,854,691	—		$116,854,691
Temporary Cash Investment	—	$925,685	—		$925,685

	$5,775,561,368	$117,780,376	—		$5,893,341,744
All America Fund
Common Stock	$301,896,160	—	—		$301,896,160
Short-Term Debt Securities	—	$2,543,661	—		$2,543,661
Temporary Cash Investment	—	$2,082,754	—		$2,082,754

	$301,896,160	$4,626,415	—		$306,522,575
Small Cap Value Fund
Common Stock	$395,221,063	—	—		$395,221,063
Short-Term Debt Securities	—	$1,944,302	—		$1,944,302
Temporary Cash Investment	—	$624,195	—		$624,195

	$395,221,063	$2,568,497	—		$397,789,560
Small Cap Growth Fund
Common Stock	$392,403,393	—	—		$392,403,393
Short-Term Debt Securities	—	$4,777,483	—		$4,777,483
Temporary Cash Investment	—	$507,563	—		$507,563

	$392,403,393	$5,285,046	—		$397,688,439
Small Cap Equity Index Fund
Common Stock	$209,648,431	—	—	(a)	$209,648,431
Temporary Cash Investment	—	$154,287	—		$154,287

	$209,648,431	$154,287	—		$209,802,718
Mid Cap Value Fund
Common Stock	$206,962,949	—	—		$206,962,949
Short-Term Debt Securities	—	$5,483,353	—		$5,483,353
Temporary Cash Investment	—	$351,773	—		$351,773

	$206,962,949	$5,835,126	—		$212,798,075
Mid Cap Equity Index Fund
Common Stock	$1,522,209,842	—	—		$1,522,209,842
Short-Term Debt Securities	—	$15,936,254	—		$15,936,254
Temporary Cash Investment	—	$754,729	—		$754,729

	$1,522,209,842	$16,690,983	—		$1,538,900,825
Balanced Fund
Common Stock	$120,682,107	—	—		$120,682,107
U.S. Government Debt	—	$11,784,300	—		$11,784,300
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$24,166,019	—		$24,166,019
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$1,553,926	—		$1,553,926
Long-Term Corporate Debt	—	$31,067,551	—		$31,067,551
Short-Term Debt Securities	—	$7,786,409	—		$7,786,409
Temporary Cash Investment	—	$1,280,046	—		$1,280,046

	$120,682,107	$77,638,251	—		$198,320,358

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
International Fund
Common Stock	$89,295,888	$1,484,552,757	—		$1,573,848,645
Short-Term Debt Securities	—	$69,462,215	—		$69,462,215
Temporary Cash Investment	—	$5,172,849	—		$5,172,849

	$89,295,888	$1,559,187,821	—		$1,648,483,709
Catholic Values Index Fund
Common Stock	$7,565,399	—	—	(a)	$7,565,399

Retirement Income Fund
Common Stock	$207,942,329	—	—		$207,942,329

Clear Passage 2015 Fund
Common Stock	$105,399,089	—	—		$105,399,089

Clear Passage 2020 Fund
Common Stock	$459,136,997	—	—		$459,136,997
Temporary Cash Investment	—	$40,473			$40,473

	$459,136,997	$40,473	—		$459,177,470
Clear Passage 2025 Fund
Common Stock	$1,111,416,854	—	—		$1,111,416,854
Temporary Cash Investment	—	$97,217	—		$97,217

	$1,111,416,854	$97,217	—		$1,111,514,071
Clear Passage 2030 Fund
Common Stock	$1,408,751,490	—	—		$1,408,751,490
Temporary Cash Investment	—	$121,658	—		$121,658

	$1,408,751,490	$121,658	—		$1,408,873,148
Clear Passage 2035 Fund
Common Stock	$1,399,243,276	—	—		$1,399,243,276
Temporary Cash Investment	—	$120,935	—		$120,935

	$1,399,243,276	$120,935	—		$1,399,364,211
Clear Passage 2040 Fund
Common Stock	$1,203,619,004	—	—		$1,203,619,004
Temporary Cash Investment	—	$103,395	—		$103,395

	$1,203,619,004	$103,395	—		$1,203,722,399
Clear Passage 2045 Fund
Common Stock	$1,231,683,148	—	—		$1,231,683,148
Temporary Cash Investment	—	$106,816	—		$106,816

	$1,231,683,148	$106,816	—		$1,231,789,964
Clear Passage 2050 Fund
Common Stock	$976,662,275	—	—		$976,662,275
Temporary Cash Investment	—	$86,471	—		$86,471

	$976,662,275	$86,471	—		$976,748,746
Clear Passage 2055 Fund
Common Stock	$561,061,012	—	—		$561,061,012
Temporary Cash Investment	—	$47,777	—		$47,777

	$561,061,012	$47,777	—		$561,108,789
Clear Passage 2060 Fund
Common Stock	$311,133,744	—	—		$311,133,744
Temporary Cash Investment	—	$26,300	—		$26,300

	$311,133,744	$26,300	—		$311,160,044
Clear Passage 2065 Fund
Common Stock	$122,182,342	—	—		$122,182,342
Temporary Cash Investment	—	$24,996	—		$24,996

	$122,182,342	$24,996	—		$122,207,338

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Conservative Allocation Fund
Common Stock	$152,619,764	$—	—		$152,619,764

Moderate Allocation Fund
Common Stock	$396,728,924	—	—		$396,728,924

Aggressive Allocation Fund
Common Stock	$335,169,616	—	—		$335,169,616

US Government Money Market Fund(b)
U.S. Government Debt	—	$360,735,458	—		$360,735,458
U.S. Government Agencies	—	$157,276,028	—		$157,276,028
Temporary Cash Investment	—	$86,205	—		$86,205

	—	$518,097,691	—		$518,097,691
Intermediate Bond Fund
U.S. Government Debt	—	$361,231,947	—		$361,231,947
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$16,986,839	—		$16,986,839
Long-Term Corporate Debt	—	$509,699,768	—		$509,699,768
Short-Term Debt Securities	—	$1,995,304	—		$1,995,304
Temporary Cash Investment	—	$442,324	—		$442,324

	—	$890,356,182	—		$890,356,182
Core Bond Fund
U.S. Government Debt	—	$406,005,782	—		$406,005,782
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$752,916,899	—		$752,916,899
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$35,523,543	—		$35,523,543
Long-Term Corporate Debt	—	$985,972,381	—		$985,972,381
Sovereign Debt	—	—	$1,284,467	(a)	$1,284,467
Short-Term Debt Securities	—	$6,983,563	—		$6,983,563
Temporary Cash Investment	—	$243,506	—		$243,506

	—	$2,187,645,674	$1,284,467		$2,188,930,141

Other Financial Instruments:**

Equity Index Fund	$(2,199,192)	—	—		$(2,199,192)
All America Fund	$(70,845)	—	—		$(70,845)
Mid Cap Equity Index Fund	$(710,350)	—	—		$(710,350)
International Fund	$(481,620)	—	—		$(481,620)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the settlement price established each day by the exchange on which traded.

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Formerly Money Market Fund.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the year ended December 31, 2024
	Balance December 31, 2023(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases/ Payups	Sales/ Paydown	Balance December 31, 2024(a)		Net Change in Unrealized Gains/ (Losses) of Level 3 Assets Held as of December 31, 2024
Small Cap Equity Index Fund — Common Stock	—	(b)	—	—	—	—	—	—	—	—	(b)	—
Core Bond Fund — Sovereign Debt	$1,566,371	(c)	$(51,568)	—	$36,284	—	—	—	$(266,620)	$1,284,467	(c)	$(51,568)
Catholic Values Index Fund — Common Stock	—	(d)	—	—	—	—	—	—	—	—	(d)	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - common stocks with $0 fair value.
(c)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(51,568), accrued discounts of $36,284, sales/paydowns of $(266,620) and $1,284,467 fair value.
(d)	Level 3 security, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange.

The Board has adopted valuation procedures for security valuation under which the Adviser was designated to perform certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the Valuation Committee is responsible for the fair valuation of portfolio security.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield,

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.

When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above and are considered Level 3 securities.

The Target Date Funds and the Conservative, Aggressive, and Moderate Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid Cap Equity Index Fund, International Fund and a portion of the All America Fund each maintain portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds may purchase stock index futures contracts. These purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of December 31, 2024 and for the year ended December 31, 2024:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	Equity Index Fund	All America Fund	Mid Cap Equity Index Fund	International Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(2,199,192)	$(70,845)	$(710,350)	$(481,620)

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	Equity Index Fund	All America Fund	Mid Cap Equity Index Fund	International Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$10,709,119	$325,313	$1,851,045	$1,744,522

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(4,206,495)	$(106,433)	$(1,319,450)	$(1,512,845)

During the year ended December 31, 2024, the Equity Index Fund, All America Fund, Mid-Cap Equity Index Fund and International Fund held futures contracts with average notional amounts of $79,405,359, $2,390,534, $15,469,299 and $16,243,817, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Foreign Investment Risk — unaudited. — Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These amounts are included in Interest and dividends receivable on the Statements of Assets and Liabilities and in Dividends on the Statements of Operations. At year-end December 31, 2024, the International Fund had a withholding tax reclaim receivable amount of $5,093,270.

Foreign Currency Translations — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. As of December 31, 2023, the effect of changes in foreign exchange rates on the sale of foreign dominated securities was reflected separately in the net realized gain (loss) on foreign currency translations. For the year ended December 31, 2024, the effect of changes in foreign exchange rates on the sale of foreign denominated securities is reflected within the net realized gain (loss) on investment securities and is not reflected separately from the fluctuations arising from changes in the market price of securities sold. The effect of changes in foreign currency translations on securities held is reflected within the change in net unrealized appreciation

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(depreciation) of Investment securities and is not reflected separately from the fluctuations arising from changes in market prices of securities held.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Funds’ net asset values) are made within the Funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders annually. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2024, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of December 31, 2024, the following Funds had late-year, and capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2023.

	International Fund	Intermediate Bond Fund	Core Bond Fund
Capital loss carry-forward — (short-term)	$(46,856,383)	$(667,029)	$(16,352,481)
Capital loss carry-forward — (long term)	$(41,134,683)	$(54,517,570)	$(125,962,238)

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

3.	EXPENSES

The Investment Company has an Investment Advisory Agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each Fund, at the following annual rates:

Fund	Annual Investment Management Fee
Conservative Allocation, Moderate Allocation, Aggressive Allocation Funds	0.00%
Target Date Funds	0.05%
Equity Index, Mid Cap Equity Index, Small Cap Equity Index Funds	0.075%
Catholic Values Index and US Government Money Market Funds	0.15%
Core Bond Fund	0.39%
All America, Balanced, International Fund (a), Intermediate Bond Funds	0.40%
Mid Cap Value Fund	0.55%
Small Cap Value, Small Cap Growth Funds	0.75%

(a)

On March 12, 2024, the shareholders of the MoA International Fund approved an amendment to the Fund’s investment advisory agreement that amended the Fund’s management fee from 0.075% to the annual rate of 0.40% of the Fund’s average daily net assets. The change in management fee was effective on May 1, 2024. The Adviser has contractually agreed to waive 0.15% of this fee for the first two years.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

3.	EXPENSES (CONTINUED)

For the year ended December 31, 2024, the reimbursement amounted to $147,301, $211,793 and $208,155 for MoA Catholic Values Index Fund, MoA Small Cap Equity Index Fund, and MoA Clear Passage 2065 Fund, respectively.

Shareholders in the Conservative Allocation, Moderate Allocation, Aggressive Allocation, and Target Date Funds (each a “Fund of Funds”) indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Certain non-investment management operating expenses that can be attributed only to the Fund of Funds are charged directly to those Funds.

The Investment Company and the Adviser have entered into an agreement under which the Adviser agrees to reimburse the direct non-investment management operating expenses of any Fund of Funds that has less than $50 million in average daily net assets for the prior calendar year. This agreement remains in effect through April 30, 2025. For the year ended December 31, 2024, the Clear Passage 2065 Fund is the only Fund of Funds that qualified for this expense limitation. Beginning January 1, 2025, the Clear Passage 2065 Fund will no longer qualify for the expense limitation. The Investment Company and the Adviser have entered into an additional agreement under which the Adviser agrees to reimburse the non-investment management operating expenses of the Small Cap Equity Index Fund and the Catholic Values Index Fund to the extent that such operating expenses exceed 0.07% of the respective Fund’s net assets. This additional agreement remains in effect through April 30, 2025 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

The Adviser also serves as an administrator for the Investment Company. Under the terms of the Administration Agreement between the Adviser and the Investment Company, which became effective on July 1, 2023, the Adviser agrees to provide certain Administrative Services or bear the cost of certain affiliates providing such services, in exchange for a fee at an annual rate of 0.03% of each Fund’s average daily net assets.

The administrative services provided by the Adviser include, among other items, coordination and supervision of the Funds’ other principal service providers; preparing and submitting reports to various regulatory agencies; compliance-related services; internal legal support; preparing and submitting reports and meeting materials to the Board of Directors; maintaining the Investment Company’s records; providing officers to the Funds; and negotiating and administering contractual arrangements with, and monitoring the performance of, service providers to the Funds. The Adviser has voluntarily agreed to waive 0.008% of this fee. This waiver may be modified or discontinued at any time.

The fees to the Adviser from the Administration Agreement, effective July 1, 2023, are disclosed as Administrative fees on the Statements of Operations. The effect of the waiver of expenses related to the Administrative Services and any non-investment management operating expense reimbursements by the Adviser is included in Fee waiver and expense reimbursement on the Statements of Operations. Amounts by Fund are listed below.

Fund	Administrative Services Waiver
MoA Equity Index Fund	$451,705
MoA All America Fund	24,654
MoA Small Cap Value Fund	31,473
MoA Small Cap Growth Fund	32,227
MoA Small Cap Equity Index Fund	16,408
MoA Mid Cap Value Fund	14,376
MoA Mid Cap Equity Index Fund	122,873
MoA Balanced Fund	15,562
MoA International Fund	126,163
MoA Catholic Values Index Fund	536

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

3.	EXPENSES (CONTINUED)

Fund	Administrative Services Waiver
MoA Retirement Income Fund	$16,376
MoA Clear Passage 2015 Fund	8,718
MoA Clear Passage 2020 Fund	38,079
MoA Clear Passage 2025 Fund	89,845
MoA Clear Passage 2030 Fund	109,190
MoA Clear Passage 2035 Fund	106,572
MoA Clear Passage 2040 Fund	90,695
MoA Clear Passage 2045 Fund	93,488
MoA Clear Passage 2050 Fund	73,318
MoA Clear Passage 2055 Fund	40,970
MoA Clear Passage 2060 Fund	22,215
MoA Clear Passage 2065 Fund	7,737
MoA Conservative Allocation Fund	12,489
MoA Moderate Allocation Fund	32,510
MoA Aggressive Allocation Fund	27,327
MoA US Government Money Market Fund	42,299
MoA Intermediate Bond Fund	73,567
MoA Core Bond Fund	171,139

$1,892,511

Effective June 15, 2023, the Board authorized each Fund to pay up to $10 per account or up to 0.15% of average daily net assets for shareholder services, depending on the terms of the fee assessed by the financial intermediary. For certain distribution channels, the payment amount is set at a per account amount. If the charge exceeds $10 per account or 0.15% of average daily net assets, the excess is borne by the Advisor. These payments are in addition to the annual transfer agency fees paid by a Fund to the Transfer Agent, and may include payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC. These shareholder servicing fees are recorded in Shareholder service fees on the Statements of Operations. Any portion of unpaid fee as of December 31, 2024, is included within Accrued Expenses on the Statements of Assets and Liabilities.

Effective November 1, 2024, the Target Date Funds and the MoA Retirement Income Fund owe a fee of 0.10% of average daily net assets to Mutual of America Life Insurance Company, the owner of the Advisor. For the year ended December 31, 2024 amounts incurred to Mutual of America Life Insurance Company were as follows:

Fund
MoA Clear Passage 2015 Fund	$17,878
MoA Clear Passage 2020 Fund	$77,787
MoA Clear Passage 2025 Fund	$187,461
MoA Clear Passage 2030 Fund	$236,523
MoA Clear Passage 2035 Fund	$235,977
MoA Clear Passage 2040 Fund	$202,300
MoA Clear Passage 2045 Fund	$208,453
MoA Clear Passage 2050 Fund	$165,186
MoA Clear Passage 2055 Fund	$94,353
MoA Clear Passage 2060 Fund	$52,333
MoA Clear Passage 2065 Fund	$20,106
MoA Retirement Income Fund	$34,998

Total	$1,533,355

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

4.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2024, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Cost of investment purchases	$482,853,555	$92,993,956	$186,067,281	$175,139,989	$73,969,981

Proceeds from sales of investments	$(989,674,670)	$(135,692,085)	$(216,519,666)	$(227,471,091)	$(77,735,665)

	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund
Cost of investment purchases	$110,375,390	$380,651,183	$70,447,927	$735,099,123	$2,319,637

Proceeds from sales of investments	$(68,429,166)	$(507,196,812)	$(85,388,930)	$(581,337,043)	$(1,719,530)

	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund
Cost of investment purchases	$59,112,060	$21,013,156	$83,780,607	$232,604,344	$318,029,216

Proceeds from sales of investments	$(62,387,750)	$(29,786,921)	$(129,032,581)	$(292,534,658)	$(281,589,120)

	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund
Cost of investment purchases	$356,030,546	$295,712,912	$273,383,312	$211,070,827	$159,331,968

Proceeds from sales of investments	$(263,851,425)	$(201,918,558)	$(189,402,258)	$(127,747,353)	$(83,895,542)

	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$102,378,065	$61,541,367	$34,573,209	$63,846,744	$54,594,772

Proceeds from sales of investments	$(42,940,628)	$(12,285,418)	$(44,002,745)	$(89,627,268)	$(74,896,713)

	Intermediate Bond Fund	Core Bond Fund
Cost of investment purchases	$487,382,445	$1,117,677,568

Proceeds from sales of investments	$(537,789,470)	$(939,334,344)

The cost of short-term security purchases for the MoA US Government Money Market Fund for the year ended December 31, 2024, was $4,331,079,463; proceeds from sales for the same period were $4,429,311,251.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

4.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2024 for each of the Funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Unrealized Appreciation	$3,192,731,731	$108,225,721	$92,850,727	$99,359,017	$42,957,852
Unrealized Depreciation	$(133,996,514)	$(12,200,892)	$(19,927,338)	$(31,471,629)	$(24,802,010)

Net	$3,058,735,217	$96,024,829	$72,923,389	$67,887,388	$18,155,842

Tax Cost of Investments	$2,834,606,526	$210,497,472	$324,866,171	$329,801,051	$191,646,876

	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund
Unrealized Appreciation	$36,174,802	$412,300,644	$56,692,216	$261,333,998	$2,488,414
Unrealized Depreciation	$(7,061,268)	$(97,498,666)	$(5,412,841)	$(143,872,206)	$(296,543)

Net	$29,113,534	$314,801,978	$51,279,375	$117,461,792	$2,191,871

Tax Cost of Investments	$183,684,541	$1,224,098,847	$147,040,982	$1,530,896,057	$5,373,528

	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund
Unrealized Appreciation	$6,296,749	$3,597,815	$21,376,123	$58,489,975	$93,075,979
Unrealized Depreciation	$(21,602,827)	$(10,478,801)	$(42,082,452)	$(81,069,120)	$(68,604,540)

Net	$(15,306,078)	$(6,880,986)	$(20,706,329)	$(22,579,145)	$24,471,439

Tax Cost of Investments	$223,248,407	$112,280,075	$479,883,799	$1,134,093,216	$1,384,401,709

	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund
Unrealized Appreciation	$101,460,499	$93,382,404	$101,741,866	$81,276,237	$39,837,504
Unrealized Depreciation	$(52,761,310)	$(37,795,383)	$(34,811,214)	$(24,461,601)	$(12,513,474)

Net	$48,699,189	$55,587,021	$66,930,652	$56,814,636	$27,324,030

Tax Cost of Investments	$1,350,665,022	$1,148,135,378	$1,164,859,312	$919,934,110	$533,784,759

	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$19,786,748	$7,557,471	$7,871,134	$35,949,394	$34,197,965
Unrealized Depreciation	$(6,101,907)	$(2,443,615)	$(13,564,278)	$(24,451,194)	$(13,301,485)

Net	$13,684,841	$5,113,856	$(5,693,144)	$11,498,200	$20,896,480

Tax Cost of Investments	$297,475,203	$117,093,482	$158,312,908	$385,230,724	$314,273,136

	US Government Money Market Fund	Intermediate Bond Fund	Core Bond Fund
Unrealized Appreciation	$—	$3,476,045	$6,469,228
Unrealized Depreciation	$—	$(21,361,925)	$(162,338,346)

Net	$—	$(17,885,880)	$(155,869,118)

Tax Cost of Investments	$518,097,691	$908,242,062	$2,344,799,259

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

4.	INVESTMENTS (CONTINUED)

The Target Date and the Conservative, Aggressive, and Moderate Allocation Funds are invested in affiliated funds of the Investment Company and receive dividend income and distributions of gains entirely from these affiliated funds. Realized gains and losses result from the disposition of shares of these underlying funds. The Target Date and the Conservative, Aggressive, and Moderate Allocation Funds also derive unrealized gains and losses entirely from these affiliated funds. Investments in affiliated investment companies during the year ended December 31, 2024 were as follows:

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2024	Dividends	Realized Gain, Distributions
MoA Retirement Income Fund
MoA Core Bond Fund	$68,302,939	$23,080,104	$(3,363,941)	$1,377,107	$(18,255,673)	$71,140,536	$2,672,469	$—
MoA Equity Index Fund	42,451,039	11,591,022	2,382,514	3,581,240	(15,026,562)	44,979,253	552,303	3,320,079
MoA Intermediate Bond Fund	64,464,284	14,831,274	(2,698,122)	2,095,200	(17,203,679)	61,488,957	2,253,304	—
MoA International Fund	8,572,736	3,803,915	56,602	4,508	(2,600,613)	9,837,148	374,254	—
MoA Mid Cap Equity Index Fund	8,767,604	2,331,216	(449,364)	793,216	(2,580,490)	8,862,182	129,944	657,542
MoA Mid Cap Value Fund	520,207	1,039,385	45,282	(45,323)	(520,122)	1,039,429	10,588	42,866
MoA US Government Money Market Fund	14,349,431	2,435,144	29,272	(18,412)	(6,200,611)	10,594,824	541,762	—

Total	$207,428,240	$59,112,060	$(3,997,757)	$7,787,536	$(62,387,750)	$207,942,329	$6,534,624	$4,020,487

MoA Clear Passage 2015 Fund
MoA Core Bond Fund	$35,657,295	$9,922,659	$(1,705,350)	$738,754	$(8,115,398)	$36,497,960	$1,426,504	$—
MoA Equity Index Fund	25,067,920	4,004,953	2,733,234	811,646	(8,801,452)	23,816,301	305,033	1,781,036
MoA Intermediate Bond Fund	31,641,875	4,816,999	(770,421)	511,364	(6,717,375)	29,482,442	1,127,097	—
MoA International Fund	6,170,016	653,744	117,307	(25,554)	(1,844,231)	5,071,282	202,865	—
MoA Mid Cap Equity Index Fund	4,693,370	789,367	(34,237)	219,812	(923,386)	4,744,926	72,066	356,599
MoA Mid Cap Value Fund	567,466	117,776	19,164	7,635	(230,846)	481,195	7,055	20,546
MoA US Government Money Market Fund	7,743,613	707,658	19,663	(11,718)	(3,154,233)	5,304,983	275,070	—

Total	$111,541,555	$21,013,156	$379,360	$2,251,939	$(29,786,921)	$105,399,089	$3,415,690	$2,158,181

MoA Clear Passage 2020 Fund
MoA Core Bond Fund	$161,030,728	$45,274,731	$(7,807,585)	$3,073,856	$(34,718,037)	$166,853,693	$6,375,469	$—
MoA Equity Index Fund	115,016,170	15,833,030	12,101,076	4,123,544	(33,456,072)	113,617,748	1,445,626	8,488,132
MoA Intermediate Bond Fund	104,894,488	9,685,817	(1,577,839)	695,521	(21,485,370)	92,212,617	3,599,524	—
MoA International Fund	39,452,711	3,020,215	(107,800)	652,367	(12,361,789)	30,655,704	1,224,785	—
MoA Mid Cap Equity Index Fund	25,699,695	3,028,131	(770,904)	2,037,763	(8,602,291)	21,392,394	348,424	1,608,307
MoA Mid Cap Value Fund	797,118	3,421,184	73,635	(141,680)	(951,682)	3,198,575	28,624	136,071
MoA US Government Money Market Fund	31,268,227	2,467,136	44,898	(31,672)	(10,758,419)	22,990,170	1,263,615	—
MoA Small Cap Equity Index Fund	3,662,734	431,179	115,282	(18,912)	(951,684)	3,238,599	53,679	121,010
MoA Small Cap Value Fund	9,615,535	619,184	(111,429)	601,444	(5,747,237)	4,977,497	85,159	232,097

Total	$491,437,406	$83,780,607	$1,959,334	$10,992,231	$(129,032,581)	$459,136,997	$14,424,905	$10,585,617

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

4.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2024	Dividends	Realized Gain, Distributions

MoA Clear Passage 2025 Fund
MoA Core Bond Fund	$349,549,036	$98,264,446	$(17,112,925)	$7,341,864	$(71,769,965)	$366,272,456	$14,065,102	$—
MoA Equity Index Fund	342,798,541	56,267,887	38,424,140	10,043,276	(106,416,378)	341,117,466	4,289,823	25,352,927
MoA Intermediate Bond Fund	169,028,884	32,495,265	(3,869,082)	2,309,707	(33,341,211)	166,623,563	6,174,349	—
MoA International Fund	123,493,342	19,328,542	(233,549)	1,886,697	(33,242,789)	111,232,243	4,229,418	—
MoA Mid Cap Equity Index Fund	58,988,175	8,766,574	(3,144,401)	5,843,753	(16,394,366)	54,059,735	848,826	4,040,417
MoA Mid Cap Value Fund	4,141,068	8,660,228	210,677	(523,748)	(2,124,277)	10,363,948	104,886	395,430
MoA US Government Money Market Fund	51,775,475	4,488,004	93,700	(62,540)	(22,872,837)	33,421,802	1,872,795	—
MoA Small Cap Equity Index Fund	9,760,204	1,404,559	141,005	116,360	(2,124,278)	9,297,850	150,894	343,753
MoA Small Cap Value Fund	19,463,675	2,928,839	(69,369)	953,203	(4,248,557)	19,027,791	226,587	882,429

Total	$1,128,998,400	$232,604,344	$14,440,196	$27,908,572	$(292,534,658)	$1,111,416,854	$31,962,680	$31,014,956

MoA Clear Passage 2030 Fund
MoA Core Bond Fund	$327,183,223	$124,475,655	$(11,618,569)	$1,587,587	$(51,195,881)	$390,432,015	$14,046,585	$—
MoA Equity Index Fund	462,321,802	89,793,492	43,823,699	21,728,112	(112,954,896)	504,712,209	6,193,131	37,247,768
MoA Intermediate Bond Fund	151,379,099	20,235,204	(4,161,316)	3,016,337	(30,741,218)	139,728,106	5,364,310	—
MoA International Fund	169,813,926	32,476,642	285,855	2,406,744	(35,535,875)	169,447,292	6,253,847	—
MoA Mid Cap Equity Index Fund	81,395,372	14,478,061	(3,928,084)	7,381,395	(17,509,348)	81,817,396	1,248,170	6,082,383
MoA Mid Cap Value Fund	7,189,094	19,902,123	510,587	(673,126)	(3,589,312)	23,339,366	256,535	941,788
MoA US Government Money Market Fund	56,149,726	6,204,591	69,544	(61,556)	(20,383,967)	41,978,338	2,292,171	—
MoA Small Cap Equity Index Fund	16,403,136	2,143,453	(29,006)	528,181	(4,294,656)	14,751,108	249,701	541,853
MoA Small Cap Growth Fund	15,196,974	1,608,517	(278,356)	1,489,598	(1,794,655)	16,222,078	—	256,619
MoA Small Cap Value Fund	22,207,060	6,711,478	(25,368)	1,019,724	(3,589,312)	26,323,582	290,735	1,216,945

Total	$1,309,239,412	$318,029,216	$24,648,986	$38,422,996	$(281,589,120)	$1,408,751,490	$36,195,185	$46,287,356

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

4.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2024	Dividends	Realized Gain, Distributions

MoA Clear Passage 2035 Fund
MoA Core Bond Fund	$225,781,686	$123,182,394	$(7,258,150)	$(292,539)	$(35,513,584)	$305,899,807	$10,477,584	$—
MoA Equity Index Fund	519,654,103	117,882,685	52,622,585	21,459,287	(124,977,224)	586,641,436	7,179,383	43,354,775
MoA Intermediate Bond Fund	71,848,930	16,641,849	(67,571)	(372,755)	(17,554,561)	70,495,892	2,688,144	—
MoA International Fund	193,932,543	42,511,476	408,773	2,023,261	(32,886,409)	205,989,644	7,627,207	—
MoA Mid Cap Equity Index Fund	107,961,474	22,200,648	(3,033,835)	7,355,871	(21,587,807)	112,896,351	1,692,848	8,411,453
MoA Mid Cap Value Fund	6,301,342	16,324,718	432,498	(487,986)	(3,184,854)	19,385,718	218,416	788,401
MoA US Government Money Market Fund	46,691,984	7,005,654	28,245	(42,472)	(12,777,280)	40,906,131	2,168,848	—
MoA Small Cap Equity Index Fund	20,852,358	2,472,833	44,498	717,432	(9,592,427)	14,494,694	280,229	533,651
MoA Small Cap Growth Fund	14,435,564	1,895,330	(873,427)	2,043,228	(2,592,426)	14,908,269	–	236,379
MoA Small Cap Value Fund	23,777,714	5,912,959	(211,715)	1,331,229	(3,184,853)	27,625,334	313,402	1,281,655

Total	$1,231,237,698	$356,030,546	$42,091,901	$33,734,556	$(263,851,425)	$1,399,243,276	$32,646,061	$54,606,314

MoA Clear Passage 2040 Fund
MoA Core Bond Fund	$145,076,502	$44,992,486	$(2,627,334)	$(1,630,015)	$(16,715,345)	$169,096,294	$6,072,437	$—
MoA Equity Index Fund	488,597,615	102,715,598	46,132,580	22,372,322	(117,323,099)	542,495,016	6,580,723	39,903,562
MoA Intermediate Bond Fund	23,713,889	38,397,072	458,910	(208,324)	(14,595,561)	47,765,986	1,589,105	—
MoA International Fund	184,744,601	58,496,761	(101,411)	1,196,902	(20,640,728)	223,696,125	8,133,157	—
MoA Mid Cap Equity Index Fund	101,558,742	31,929,182	847,769	2,544,008	(12,921,915)	123,957,786	1,759,494	9,197,661
MoA Mid Cap Value Fund	8,462,042	6,200,788	318,450	(168,993)	(2,204,869)	12,607,418	152,160	499,289
MoA US Government Money Market Fund	26,311,342	3,756,315	16,996	(23,940)	(6,204,867)	23,855,846	1,288,340	—
MoA Small Cap Equity Index Fund	22,126,451	3,823,867	472,908	127,069	(2,204,870)	24,345,425	382,538	891,989
MoA Small Cap Growth Fund	13,262,420	1,458,289	(1,446,907)	2,466,564	(4,102,435)	11,637,931	—	183,621
MoA Small Cap Value Fund	24,114,743	3,942,554	(63,649)	1,172,398	(5,004,869)	24,161,177	277,021	1,116,195

Total	$1,037,968,347	$295,712,912	$44,008,312	$27,847,991	$(201,918,558)	$1,203,619,004	$26,234,975	$51,792,317

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

4.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2024	Dividends	Realized Gain, Distributions

MoA Clear Passage 2045 Fund
MoA Core Bond Fund	$103,363,845	$35,913,383	$(2,215,050)	$(1,021,119)	$(12,814,581)	$123,226,478	$4,316,118	$—
MoA Equity Index Fund	513,601,033	105,926,572	48,263,507	24,892,607	(111,370,115)	581,313,604	7,090,614	42,950,128
MoA Intermediate Bond Fund	22,559,850	20,876,382	129,132	(225,209)	(6,521,234)	36,818,921	1,145,922	—
MoA International Fund	205,989,584	65,471,801	1,113,186	8,690	(24,428,878)	248,154,383	9,172,274	—
MoA Mid Cap Equity Index Fund	115,504,612	22,874,502	1,204,378	3,037,982	(12,968,372)	129,653,102	1,905,663	9,661,582
MoA Mid Cap Value Fund	7,082,559	8,105,995	357,902	(285,118)	(2,359,815)	12,901,523	158,367	507,177
MoA US Government Money Market Fund	29,072,758	3,755,658	16,571	(24,448)	(8,359,815)	24,460,724	1,398,860	—
MoA Small Cap Equity Index Fund	25,362,539	3,779,129	896,229	(242,716)	(4,359,818)	25,435,363	401,813	936,864
MoA Small Cap Growth Fund	24,672,346	2,846,828	(101,128)	2,098,046	(3,859,815)	25,656,277	–	406,377
MoA Small Cap Value Fund	21,547,885	3,833,062	606,661	434,980	(2,359,815)	24,062,773	277,425	1,115,187

Total	$1,068,757,011	$273,383,312	$50,271,388	$28,673,695	$(189,402,258)	$1,231,683,148	$25,867,056	$55,577,315

MoA Clear Passage 2050 Fund
MoA Core Bond Fund	$67,946,967	$12,758,675	$(1,540,950)	$(207,722)	$(10,735,286)	$68,221,684	$2,646,754	$—
MoA Equity Index Fund	398,727,995	93,302,214	26,456,271	31,190,502	(68,212,509)	481,464,473	5,857,413	35,475,604
MoA Intermediate Bond Fund	12,705,013	8,431,538	52,292	(233,244)	(2,184,247)	18,771,352	526,200	—
MoA International Fund	164,771,529	51,884,739	(89,302)	1,130,730	(18,904,594)	198,793,102	7,128,440	—
MoA Mid Cap Equity Index Fund	97,799,882	21,103,006	1,510,181	2,068,484	(12,412,665)	110,068,888	1,609,425	8,183,847
MoA Mid Cap Value Fund	12,866,414	10,395,997	272,219	50,738	(2,740,379)	20,844,989	252,275	847,009
MoA US Government Money Market Fund	19,149,692	3,098,341	5,828	(11,413)	(3,076,917)	19,165,531	966,022	—
MoA Small Cap Equity Index Fund	21,668,235	3,247,300	234,258	313,686	(5,826,919)	19,636,560	328,162	721,330
MoA Small Cap Growth Fund	17,551,187	2,712,374	(135,489)	1,591,929	(1,826,919)	19,893,082	—	314,566
MoA Small Cap Value Fund	16,682,343	4,136,643	434,589	375,957	(1,826,918)	19,802,614	222,304	916,531

Total	$829,869,257	$211,070,827	$27,199,897	$36,269,647	$(127,747,353)	$976,662,275	$19,536,995	$46,458,887

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

4.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2024	Dividends	Realized Gain, Distributions

MoA Clear Passage 2055 Fund
MoA Core Bond Fund	$30,739,770	$7,684,333	$(789,916)	$(94,867)	$(3,656,049)	$33,883,271	$1,242,600	$—
MoA Equity Index Fund	220,647,932	66,057,132	14,350,472	17,436,260	(41,336,031)	277,155,765	3,318,151	20,318,751
MoA Intermediate Bond Fund	6,586,145	5,776,767	276,560	(137,933)	(7,881,402)	4,620,137	249,133	—
MoA International Fund	92,694,546	40,443,005	34,885	189,324	(11,067,434)	122,294,326	4,281,844	—
MoA Mid Cap Equity Index Fund	53,506,478	22,070,977	(1,481,079)	3,408,173	(10,602,316)	66,902,233	942,388	4,970,148
MoA Mid Cap Value Fund	6,570,853	6,278,291	180,214	(5,470)	(1,527,903)	11,495,985	140,152	463,112
MoA US Government Money Market Fund	6,186,564	1,177,982	4,952	(7,028)	(1,859,300)	5,503,170	305,057	—
MoA Small Cap Equity Index Fund	12,605,492	5,440,448	331,732	33,105	(1,527,904)	16,882,873	249,110	616,309
MoA Small Cap Growth Fund	9,714,146	1,955,940	(621,475)	1,423,667	(1,518,602)	10,953,676	—	172,589
MoA Small Cap Value Fund	11,305,523	2,447,093	(165,632)	701,193	(2,918,601)	11,369,576	139,195	524,546

Total	$450,557,449	$159,331,968	$12,120,713	$22,946,424	$(83,895,542)	$561,061,012	$10,867,630	$27,065,455

MoA Clear Passage 2060 Fund
MoA Core Bond Fund	$12,194,896	$3,799,711	$(508,185)	$195,344	$(2,395,427)	$13,286,339	$501,818	$—
MoA Equity Index Fund	111,965,072	43,448,294	5,682,963	10,724,351	(21,044,531)	150,776,149	1,789,208	11,061,209
MoA Intermediate Bond Fund	2,980,758	2,720,996	131,152	(70,579)	(3,976,339)	1,785,988	107,221	—
MoA International Fund	50,407,039	27,060,881	484,738	(526,054)	(6,098,738)	71,327,866	2,460,426	—
MoA Mid Cap Equity Index Fund	29,704,376	14,382,107	(1,219,179)	2,325,538	(5,712,799)	39,480,043	560,736	2,943,272
MoA Mid Cap Value Fund	3,692,014	3,825,178	69,826	16,473	(803,200)	6,800,291	80,158	275,494
MoA US Government Money Market Fund	2,375,524	778,295	1,000	(2,195)	(267,732)	2,884,892	131,599	—
MoA Small Cap Equity Index Fund	7,681,181	2,466,389	(48,954)	275,987	(803,198)	9,571,405	147,139	349,725
MoA Small Cap Growth Fund	5,388,373	1,411,212	(377,774)	837,784	(1,035,466)	6,224,129	—	98,196
MoA Small Cap Value Fund	6,958,345	2,485,002	(100,230)	456,723	(803,198)	8,996,642	100,209	415,269

Total	$233,347,578	$102,378,065	$4,115,357	$14,233,372	$(42,940,628)	$311,133,744	$5,878,514	$15,143,165

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

4.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2024	Dividends	Realized Gain, Distributions

MoA Clear Passage 2065 Fund
MoA Core Bond Fund	$2,047,795	$2,630,307	$(35,588)	$(42,084)	$(364,214)	$4,236,216	$127,132	$—
MoA Equity Index Fund	33,119,467	28,455,059	1,115,278	3,895,297	(7,469,474)	59,115,627	657,567	4,253,049
MoA Intermediate Bond Fund	273,176	520,220	26	(4,975)	(87,746)	700,701	19,007	—
MoA International Fund	15,108,767	14,716,764	(174,782)	(82,040)	(2,000,372)	27,568,337	901,657	—
MoA Mid Cap Equity Index Fund	8,169,571	7,587,186	(27,280)	162,296	(1,052,982)	14,838,791	197,995	1,074,606
MoA Mid Cap Value Fund	1,738,525	2,126,079	34,708	18,772	(333,149)	3,584,935	42,150	141,914
MoA US Government Money Market Fund	607,387	539,417	280	(997)	(87,746)	1,058,341	41,746	—
MoA Small Cap Equity Index Fund	2,346,823	1,691,625	(25,782)	96,276	(363,246)	3,745,696	54,183	133,795
MoA Small Cap Growth Fund	2,033,509	1,558,516	(42,620)	247,872	(263,245)	3,534,032	—	54,871
MoA Small Cap Value Fund	2,221,319	1,716,194	(38,975)	164,372	(263,244)	3,799,666	39,572	172,979

Total	$67,666,339	$61,541,367	$805,265	$4,454,789	$(12,285,418)	$122,182,342	$2,081,009	$5,831,214

MoA Conservative Allocation Fund
MoA Core Bond Fund	$47,309,741	$15,260,056	$(1,542,898)	$217,733	$(9,104,134)	$52,140,498	$1,937,792	$—
MoA Equity Index Fund	39,834,626	6,036,919	3,343,099	2,091,831	(9,536,694)	41,769,781	521,212	3,103,766
MoA Intermediate Bond Fund	54,700,475	4,497,433	(2,013,489)	1,538,837	(21,543,887)	37,179,369	1,626,569	—
MoA International Fund	8,028,694	782,230	(7,598)	130,369	(1,361,813)	7,571,882	299,841	—
MoA Mid Cap Equity Index Fund	8,121,785	1,213,010	66,116	241,999	(1,561,813)	8,081,097	122,135	608,488
MoA US Government Money Market Fund	—	6,783,561	534	(12,554)	(894,404)	5,877,137	175,909	—

Total	$157,995,321	$34,573,209	$(154,236)	$4,208,215	$(44,002,745)	$152,619,764	$4,683,458	$3,712,254

MoA Moderate Allocation Fund
MoA Core Bond Fund	$97,842,315	$11,333,741	$(2,768,179)	$310,591	$(14,932,728)	$91,785,740	$3,702,187	$—
MoA Equity Index Fund	141,776,050	16,199,137	14,297,643	5,542,139	(29,589,512)	148,225,457	1,867,236	11,067,710
MoA Intermediate Bond Fund	59,994,295	4,518,337	(857,761)	348,892	(8,926,884)	55,076,879	2,119,401	—
MoA International Fund	41,735,768	26,727,007	886,425	(1,184,947)	(9,026,043)	59,138,210	2,043,430	—
MoA Mid Cap Equity Index Fund	61,799,549	5,068,522	(999,766)	3,786,434	(27,152,101)	42,502,638	712,419	3,208,114

Total	$403,147,977	$63,846,744	$10,558,362	$8,803,109	$(89,627,268)	$396,728,924	$10,444,673	$14,275,824

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

4.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2024	Dividends	Realized Gain, Distributions

MoA Aggressive Allocation Fund
MoA Core Bond Fund	$64,091,831	$6,511,481	$(4,019,652)	$2,502,199	$(22,464,922)	$46,620,937	$2,117,558	$—
MoA Equity Index Fund	118,183,358	15,014,140	11,966,793	4,466,117	(23,531,911)	126,098,497	1,580,804	9,395,147
MoA International Fund	52,278,320	18,397,942	830,445	(426,404)	(10,078,053)	61,002,250	2,353,668	—
MoA Mid Cap Equity Index Fund	69,691,810	8,969,819	644,884	1,989,392	(13,381,218)	67,914,687	1,031,951	5,130,328
MoA Small Cap Growth Fund	14,413,790	4,148,654	(314,865)	1,444,897	(2,720,305)	16,972,171	—	271,771
MoA Small Cap Value Fund	16,934,354	1,552,736	(380,151)	1,174,439	(2,720,304)	16,561,074	199,523	776,330

Total	$335,593,463	$54,594,772	$8,727,454	$11,150,640	$(74,896,713)	$335,169,616	$7,283,504	$15,573,576

5.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2024, shares authorized at par value $0.01 per share were allocated into the 28 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
MoA Equity Index Fund	900,000,000
MoA All America Fund	200,000,000
MoA Small Cap Value Fund	475,000,000
MoA Small Cap Growth Fund	570,000,000
MoA Small Cap Equity Index Fund	200,000,000
MoA Mid Cap Value Fund	100,000,000
MoA Mid Cap Equity Index Fund	1,050,000,000
MoA Balanced Fund	150,000,000
MoA International Fund	1,275,000,000
MoA Catholic Values Index Fund	100,000,000
MoA Retirement Income Fund	270,000,000
MoA Clear Passage 2015 Fund	200,000,000
MoA Clear Passage 2020 Fund	665,000,000
MoA Clear Passage 2025 Fund	1,025,000,000
MoA Clear Passage 2030 Fund	915,000,000
MoA Clear Passage 2035 Fund	845,000,000
MoA Clear Passage 2040 Fund	685,000,000
MoA Clear Passage 2045 Fund	675,000,000
MoA Clear Passage 2050 Fund	470,000,000
MoA Clear Passage 2055 Fund	350,000,000
MoA Clear Passage 2060 Fund	200,000,000
MoA Clear Passage 2065 Fund	100,000,000
MoA Conservative Allocation Fund	215,000,000
MoA Moderate Allocation Fund	370,000,000
MoA Aggressive Allocation Fund	265,000,000
MoA US Government Money Market Fund	5,000,000,000
MoA Intermediate Bond Fund	840,000,000
MoA Core Bond Fund	1,525,000,000

Total	19,635,000,000

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Each Fund generally declares dividends at least annually to pay out substantially all of the Fund’s net investment income and net realized short and long term capital gains. All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund, unless a shareholder elects to receive dividends and distributions in cash.

Pursuant to shareholders’ election, substantially all dividend distributions throughout 2024 and 2023 were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2024 and 2023 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Ordinary Income (a)

2024	$83,571,629	$3,745,161	$4,649,807	$—	$3,777,165
2023	$74,340,507	$3,229,269	$6,233,886	$—	$3,041,639
Long-Term Capital Gains

2024	$420,951,063	$29,593,332	$18,568,748	$6,326,238	$7,279,635
2023	$198,553,132	$24,273,979	$18,658,025	$313,463	$2,702,262

	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund
Ordinary Income (a)

2024	$3,599,134	$44,457,706	$4,378,844	$60,672,335	$95,676
2023	$1,643,172	$23,962,599	$3,840,541	$71,735,676	$67,635
Long-Term Capital Gains

2024	$7,858,300	$93,957,240	$12,282,692	$—	$220,336
2023	$2,335,943	$103,819,957	$7,280,078	$—	$71,915

	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund
Ordinary Income (a)

2024	$6,404,379	$3,277,216	$14,426,941	$32,281,142	$37,237,314
2023	$4,925,605	$2,608,079	$12,236,139	$27,254,324	$29,856,781
Long-Term Capital Gains

2024	$4,361,058	$4,144,519	$13,783,178	$48,223,524	$60,963,687
2023	$1,508,309	$1,731,061	$10,663,322	$30,144,200	$44,040,437

	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund
Ordinary Income (a)

2024	$34,210,106	$27,998,069	$27,740,440	$21,149,820	$11,811,727
2023	$27,573,276	$22,653,940	$23,182,679	$17,703,503	$9,386,631
Long-Term Capital Gains

2024	$79,102,393	$72,373,457	$76,904,073	$46,765,916	$25,457,388
2023	$37,463,162	$35,943,857	$38,258,264	$33,837,820	$11,465,643

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)

2024	$6,390,056	$2,388,456	$4,679,272	$11,029,871	$8,204,337
2023	$4,626,021	$1,318,993	$3,632,321	$9,026,965	$7,293,393
Long-Term Capital Gains

2024	$12,329,077	$2,839,983	$3,576,751	$23,413,264	$19,975,976
2023	$4,962,136	$857,128	$1,961,071	$16,479,762	$18,588,414

	US Government Money Market Fund	Intermediate Bond Fund	Core Bond Fund
Ordinary Income (a)

2024	$26,397,139	$33,803,865	$82,791,259
2023	$21,370,350	$20,734,790	$56,075,190
Long-Term Capital Gains

2024	$—	$—	$—
2023	$—	$—	$—
Return of Capital
2024	$—	$31,724	$—
2023	$—	$—	$—

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of December 31, 2024, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Accumulated undistributed net investment income	$1,839,551	$36,267	$—	$—	$112,846
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$130,469,319	$12,013,882	$3,925,555	$2,472,078	$1,724,227
Post-October Capital Loss Deferred	$—	$—	$(2,508,535)	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,058,735,217	$96,024,829	$72,923,389	$67,887,388	$18,155,842

	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund
Accumulated undistributed net investment income	$—	$8,396,320	$365,872	$623,382	$8,695
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$3,423,499	$7,435,244	$4,463,369	$(87,991,066)	$27,552
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$29,113,534	$314,801,978	$51,279,375	$117,461,792	$2,191,871

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund
Accumulated undistributed net investment income	$—	$—	$34,148	$27,214	$946
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$4,041,755	$1,654,730	$12,051,814	$37,178,641	$51,572,242
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$(15,306,078)	$(6,880,986)	$(20,706,329)	$(22,579,145)	$24,471,439

	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund
Accumulated undistributed net investment income	$7,701	$6,644	$6,803	$3,660	$7,986
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$59,386,172	$54,893,661	$60,194,111	$49,673,897	$27,584,495
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$48,699,189	$55,587,021	$66,930,652	$56,814,636	$27,324,030

	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$2,795	$—	$—	$2,798	$323
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$14,523,188	$5,552,224	$3,336,515	$14,502,496	$14,601,661
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$13,684,841	$5,113,856	$(5,693,144)	$11,498,200	$20,896,480

	US Government Money Market Fund	Intermediate Bond Fund	Core Bond Fund
Accumulated undistributed net investment income	$347,846	$—	$96,442
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$—	$(55,184,599)	$(142,314,719)
Post-October Capital Loss Deferred	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$—	$(17,885,880)	$(155,869,118)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended December 31, 2024, the Funds reclassified amounts primarily relating to tax treatment of paydowns, REITs, PFICs, prior year post financial statement adjustments and tax equalization. These reclassifications have no effect on net assets or net asset values per share.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2024

7.	SUBSEQUENT EVENTS

At the November 2024 Board meeting, the Board approved an Agreement and Plan of Reorganization under which the MoA Clear Passage 2015 Fund will transfer all of its assets into the MoA Retirement Income Fund in exchange for shares of the Income Fund. The reorganization is expected to take place on or about April 28, 2025.

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MoA FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Directors

MoA Funds Corporation:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the funds listed in the Appendix, each a fund comprising MoA Funds Corporation (the Funds), including the portfolios of investments in securities, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and the transfer agent; when replies were not received from brokers we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America investment companies since 2002.

New York, New York

February 25, 2025

Appendix

MoA Equity Index Fund

MoA All America Fund

MoA Small Cap Value Fund

MoA Small Cap Growth Fund

MoA Small Cap Equity Index Fund

MoA Mid Cap Value Fund

MoA Mid Cap Equity Index Fund

MoA Balanced Fund

MoA International Fund

MoA Catholic Values Index Fund

MoA Retirement Income Fund

MoA Clear Passage 2015 Fund

MoA Clear Passage 2020 Fund

MoA Clear Passage 2025 Fund

MoA Clear Passage 2030 Fund

MoA Clear Passage 2035 Fund

MoA Clear Passage 2040 Fund

MoA Clear Passage 2045 Fund

MoA Clear Passage 2050 Fund

MoA Clear Passage 2055 Fund

MoA Clear Passage 2060 Fund

MoA Clear Passage 2065 Fund

MoA Conservative Allocation Fund

MoA Moderate Allocation Fund

MoA Aggressive Allocation Fund

MoA US Government Money Market Fund (formerly known as MoA Money Market Fund)

MoA Intermediate Bond Fund

MoA Core Bond Fund

MoA FUNDS

ADDITIONAL INFORMATION

Tax Letter — (Unaudited)

Certain tax information for the MoA Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended December 31, 2024.

Treasury Income

Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the calendar year ended December 31, 2024:

Fund Name	%
MoA Equity Index Fund	2.10
MoA All America Fund	1.96
MoA Small Cap Value Fund	5.16
MoA Mid Cap Value Fund	3.50
MoA Mid Cap Equity Index Fund	0.69
MoA Balanced Fund	17.65
MoA International Fund	2.33
MoA Retirement Income Fund	29.80
MoA Clear Passage 2015 Fund	29.20
MoA Clear Passage 2020 Fund	26.42
MoA Clear Passage 2025 Fund	22.43
MoA Clear Passage 2030 Fund	19.25
MoA Clear Passage 2035 Fund	14.91
MoA Clear Passage 2040 Fund	11.19
MoA Clear Passage 2045 Fund	9.47
MoA Clear Passage 2050 Fund	7.78
MoA Clear Passage 2055 Fund	6.28
MoA Clear Passage 2060 Fund	5.17
MoA Clear Passage 2065 Fund	4.25
MoA Conservative Allocation Fund	27.02
MoA Moderate Allocation Fund	17.62
MoA Aggressive Allocation Fund	7.37
MoA US Government Money Market Fund	75.15
MoA Intermediate Bond Fund	47.51
MoA Core Bond Fund	23.99

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the calendar year ended December 31, 2024.

Fund Name	%
MoA Equity Index Fund	88.23
MoA All America Fund	94.94
MoA Small Cap Value Fund	100.00
MoA Small Cap Equity Index Fund	60.68
MoA Mid Cap Value Fund	72.55
MoA Mid Cap Equity Index Fund	34.91
MoA Balanced Fund	39.43
MoA Catholic Values Index Fund	80.47
MoA Retirement Income Fund	10.40
MoA Clear Passage 2015 Fund	11.20
MoA Clear Passage 2020 Fund	12.86
MoA Clear Passage 2025 Fund	16.70
MoA Clear Passage 2030 Fund	21.26
MoA Clear Passage 2035 Fund	27.00
MoA Clear Passage 2040 Fund	30.93
MoA Clear Passage 2045 Fund	33.47
MoA Clear Passage 2050 Fund	36.93
MoA Clear Passage 2055 Fund	38.21
MoA Clear Passage 2060 Fund	39.29
MoA Clear Passage 2065 Fund	39.41
MoA Conservative Allocation Fund	13.16
MoA Moderate Allocation Fund	21.46
MoA Aggressive Allocation Fund	30.58

Long Term Capital Gain

Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the calendar year ended December 31, 2024:

Fund Name	$
MoA Equity Index Fund	420,951,063
MoA All America Fund	29,593,332
MoA Small Cap Value Fund	18,568,748
MoA Small Cap Growth Fund	6,326,238
MoA Small Cap Equity Index Fund	7,279,635
MoA Mid Cap Value Fund	7,858,300
MoA Mid Cap Equity Index Fund	93,957,240
MoA Balanced Fund	12,282,692
MoA Catholic Values Index Fund	220,336
MoA Retirement Income Fund	4,361,058
MoA Clear Passage 2015 Fund	4,144,519
MoA Clear Passage 2020 Fund	13,783,178
MoA Clear Passage 2025 Fund	48,223,524
MoA Clear Passage 2030 Fund	60,963,687
MoA Clear Passage 2035 Fund	79,102,393
MoA Clear Passage 2040 Fund	72,373,457
MoA Clear Passage 2045 Fund	76,904,073
MoA Clear Passage 2050 Fund	46,765,916
MoA Clear Passage 2055 Fund	25,457,388
MoA Clear Passage 2060 Fund	12,329,077
MoA Clear Passage 2065 Fund	2,839,983
MoA Conservative Allocation Fund	3,576,751
MoA Moderate Allocation Fund	23,413,264
MoA Aggressive Allocation Fund	19,975,976

Qualified Dividend Income (QDI)

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions treated as qualified dividends for the calendar year ended December 31, 2024:

Fund Name	%
MoA Equity Index Fund	92.01
MoA All America Fund	98.47
MoA Small Cap Value Fund	100.00
MoA Small Cap Equity Index Fund	62.58
MoA Mid Cap Value Fund	76.61
MoA Mid Cap Equity Index Fund	35.97
MoA Balanced Fund	39.71
MoA International Fund	80.52
MoA Catholic Values Index Fund	81.91
MoA Retirement Income Fund	16.08
MoA Clear Passage 2015 Fund	17.23
MoA Clear Passage 2020 Fund	20.97
MoA Clear Passage 2025 Fund	29.13
MoA Clear Passage 2030 Fund	37.20
MoA Clear Passage 2035 Fund	48.10
MoA Clear Passage 2040 Fund	58.25
MoA Clear Passage 2045 Fund	64.49
MoA Clear Passage 2050 Fund	68.68
MoA Clear Passage 2055 Fund	72.27
MoA Clear Passage 2060 Fund	75.40
MoA Clear Passage 2065 Fund	74.83
MoA Conservative Allocation Fund	19.46
MoA Moderate Allocation Fund	38.97
MoA Aggressive Allocation Fund	57.45

Interest Dividends

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible to be treated as 163(j) interest dividend for the calendar year ended December 31, 2024:

Fund Name	%
MoA Equity Index Fund	2.20
MoA All America Fund	4.01
MoA Small Cap Value Fund	5.86
MoA Small Cap Equity Index Fund	0.04
MoA Mid Cap Value Fund	4.45
MoA Mid Cap Equity Index Fund	0.64
MoA Balanced Fund	53.75
MoA International Fund	3.09
MoA Catholic Values Index Fund	0.12
MoA Retirement Income Fund	78.25
MoA Clear Passage 2015 Fund	77.47
MoA Clear Passage 2020 Fund	71.97
MoA Clear Passage 2025 Fund	64.41
MoA Clear Passage 2030 Fund	54.72
MoA Clear Passage 2035 Fund	41.99
MoA Clear Passage 2040 Fund	30.49
MoA Clear Passage 2045 Fund	23.72
MoA Clear Passage 2050 Fund	18.92
MoA Clear Passage 2055 Fund	15.45
MoA Clear Passage 2060 Fund	12.10
MoA Clear Passage 2065 Fund	9.19
MoA Conservative Allocation Fund	74.67
MoA Moderate Allocation Fund	52.01
MoA Aggressive Allocation Fund	26.28
MoA US Government Money Market Fund	99.95
MoA Intermediate Bond Fund	99.90
MoA Core Bond Fund	98.79

Section 199A

Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions treated as 199A dividends for the calendar year ended December 31, 2024:

Fund Name	%
MoA Equity Index Fund	2.34
MoA All America Fund	1.53
MoA Small Cap Equity Index Fund	11.59
MoA Mid Cap Value Fund	5.54
MoA Mid Cap Equity Index Fund	3.50
MoA Balanced Fund	0.45
MoA Catholic Values Index Fund	0.81
MoA Retirement Income Fund	0.37
MoA Clear Passage 2015 Fund	0.39
MoA Clear Passage 2020 Fund	0.47
MoA Clear Passage 2025 Fund	0.60
MoA Clear Passage 2030 Fund	0.78
MoA Clear Passage 2035 Fund	1.01
MoA Clear Passage 2040 Fund	1.23
MoA Clear Passage 2045 Fund	1.33
MoA Clear Passage 2050 Fund	1.49
MoA Clear Passage 2055 Fund	1.59
MoA Clear Passage 2060 Fund	1.65
MoA Clear Passage 2065 Fund	1.75
MoA Conservative Allocation Fund	0.46
MoA Moderate Allocation Fund	0.85
MoA Aggressive Allocation Fund	1.32

ITEM 8.	CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1)	Special meeting date March 12, 2024.

(2)	Not applicable.

(3)

Proposal to amend MoA Fund Corporation’s Investment Advisory Agreement to increase the advisory fee for the MoA International Fund. 169,616,053.960 votes cast for, 5,635,931.514 votes against, 446,448.526 abstentions or votes withheld.

ITEM 10.	RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Disclosed as part of the financial statements included in Item 7.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

Attached hereto:

(a) (1) Exhibit 19a1	Code of Ethics of MoA Funds Corporation
(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.
(3) Not applicable.
(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MoA Funds Corporation

By:	/s/ JOSEPH R. GAFFOGLIO
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date: February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOSEPH R. GAFFOGLIO
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date: February 28, 2025

By:	/s/ R. JEFFREY YOUNG
R. Jeffrey Young
Treasurer, Chief Financial Officer and
Principal Financial Officer
MoA Funds Corporation

Date: February 28, 2025